THE DFA INVESTMENT TRUST COMPANY
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
BAM	Build America Mutual
CP	Certificate Participation
GDR	Global Depositary Receipt
EUR	Euro
INR	Indian Rupee

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2021.

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (10.7%)
	Activision Blizzard, Inc.	495,850	$41,462,977
	AT&T, Inc.	22,876,258	641,679,037
#*	Charter Communications, Inc., Class A	707,183	526,179,511
	Comcast Corp., Class A	14,284,552	840,360,194
#*	Discovery, Inc., Class A	1,025,284	29,743,489
#*	Discovery, Inc., Class C	1,512,068	40,992,163
#*	DISH Network Corp., Class A	654,577	27,420,231
	Electronic Arts, Inc.	10,079	1,450,973
	Fox Corp., Class A	1,012,263	36,097,299
	Fox Corp., Class B	398,625	13,250,295
	Interpublic Group of Cos., Inc. (The)	837,422	29,611,242
*	Liberty Broadband Corp., Class A	27,366	4,697,921
*	Liberty Broadband Corp., Class C	255,397	45,330,414
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,628,590
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,686,915
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,336,213
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,563,439
#	Lumen Technologies, Inc.	6,413,688	79,978,689
*	Madison Square Garden Entertainment Corp.	8,266	578,289
	News Corp., Class A	579,629	14,276,262
	News Corp., Class B	64,856	1,524,765
	Omnicom Group, Inc.	37,034	2,696,816
*	T-Mobile US, Inc.	1,375,171	198,052,127
	Verizon Communications, Inc.	1,806,925	100,790,276
	ViacomCBS, Inc., Class A	2,909	129,538
	ViacomCBS, Inc., Class B	1,966,931	80,506,486
*	Walt Disney Co. (The)	2,078,562	365,868,483
#*	Zillow Group, Inc., Class C	6,600	701,316
*	Zynga, Inc., Class A	10,500	106,050
TOTAL COMMUNICATION SERVICES			3,152,700,000
CONSUMER DISCRETIONARY — (7.4%)
	Advance Auto Parts, Inc.	260,851	55,316,063
*	Aptiv P.L.C.	178,215	29,735,173
	Aramark	968,262	34,015,044
	Autoliv, Inc.	417,162	42,083,303
*	AutoNation, Inc.	16,300	1,977,679
	BorgWarner, Inc.	1,106,571	54,199,848
*	Capri Holdings, Ltd.	28,630	1,612,155
*	CarMax, Inc.	346,514	46,415,550
#*	Carnival Corp.	1,380,879	29,896,030
*	Dollar Tree, Inc.	491,498	49,046,585
	DR Horton, Inc.	2,991,530	285,481,708
*	Ford Motor Co.	7,664,173	106,915,213
	Gap, Inc. (The)	942,706	27,498,734
	Garmin, Ltd.	539,212	84,764,126
*	General Motors Co.	5,294,855	300,959,558
	Gentex Corp.	1,383,656	47,085,814
	Genuine Parts Co.	729	92,525
	Harley-Davidson, Inc.	351,262	13,917,000
	Hasbro, Inc.	31,000	3,082,640
#*	Hyatt Hotels Corp., Class A	139,548	11,145,699
	Kohl's Corp.	522,185	26,526,998

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	354,145	$61,968,292
	Lennar Corp., Class A	1,099,539	115,616,526
	Lennar Corp., Class B	37,985	3,280,005
	Lithia Motors, Inc., Class A	108,700	41,003,814
*	LKQ Corp.	1,704,698	86,513,424
	MGM Resorts International	2,019,723	75,800,204
*	Mohawk Industries, Inc.	566,421	110,395,453
	Newell Brands, Inc.	421,859	10,441,010
#*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,160,369
	PulteGroup, Inc.	2,382,974	130,753,783
*	PVH Corp.	289,789	30,317,725
	Qurate Retail, Inc., Class A	63,525	753,407
	Ralph Lauren Corp.	234,179	26,584,000
#*	Royal Caribbean Cruises, Ltd.	796,259	61,208,429
*	Skechers U.S.A., Inc., Class A	31,900	1,712,392
*	Tapestry, Inc.	359,369	15,201,309
	Target Corp.	151,503	39,549,858
	Toll Brothers, Inc.	163,928	9,716,013
#*	Veoneer, Inc.	289,615	9,070,742
	Whirlpool Corp.	492,212	109,044,647
TOTAL CONSUMER DISCRETIONARY			2,192,858,847
CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	1,126,143	67,253,260
	Bunge, Ltd.	586,403	45,522,465
	Conagra Brands, Inc.	696,238	23,317,011
	Constellation Brands, Inc., Class A	396,549	88,961,803
*	Darling Ingredients, Inc.	496,900	34,320,883
	General Mills, Inc.	1,318,825	77,626,039
#	Hormel Foods Corp.	114,985	5,333,004
	Ingredion, Inc.	21,480	1,886,159
	JM Smucker Co. (The)	861,442	112,943,661
	Keurig Dr Pepper, Inc.	146,125	5,145,061
	Kraft Heinz Co. (The)	1,254,112	48,245,689
	Kroger Co. (The)	3,321,778	135,196,365
	McCormick & Co., Inc.	10,620	893,885
*	Molson Coors Beverage Co., Class B	470,091	22,982,749
	Mondelez International, Inc., Class A	3,446,636	218,034,193
*	Pilgrim's Pride Corp.	6,211	137,574
*	Post Holdings, Inc.	391,094	40,024,560
	Seaboard Corp.	13	53,430
	Tyson Foods, Inc., Class A	1,703,838	121,756,263
*	US Foods Holding Corp.	1,048,790	36,015,449
	Walgreens Boots Alliance, Inc.	3,187,988	150,313,634
	Walmart, Inc.	2,763,512	393,938,635
TOTAL CONSUMER STAPLES			1,629,901,772
ENERGY — (7.1%)
	Baker Hughes Co.	835,609	17,748,335
	Cabot Oil & Gas Corp.	31,900	510,400
	Chevron Corp.	2,479,971	252,485,847
	Cimarex Energy Co.	11,916	776,923
	ConocoPhillips	5,763,685	323,112,181
	Continental Resources, Inc.	7,637	260,804
	Devon Energy Corp.	448,267	11,583,219
	Diamondback Energy, Inc.	4,467	344,540
	EOG Resources, Inc.	1,019,359	74,270,497
	Exxon Mobil Corp.	7,736,592	445,395,601

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Halliburton Co.	1,438,348	$29,745,037
	Hess Corp.	1,048,389	80,138,855
	HollyFrontier Corp.	392	11,525
	Kinder Morgan, Inc.	4,348,380	75,574,844
	Marathon Oil Corp.	53,438	619,346
	Marathon Petroleum Corp.	2,574,548	142,166,541
*	NOV, Inc.	23,459	323,969
	Occidental Petroleum Corp.	3,751,982	97,926,730
	ONEOK, Inc.	788,946	41,001,524
	Phillips 66	938,504	68,914,349
	Pioneer Natural Resources Co.	483,420	70,274,765
	Schlumberger, N.V.	4,433,335	127,813,048
	Targa Resources Corp.	438,261	18,455,171
	Valero Energy Corp.	2,088,368	139,858,005
	Williams Cos., Inc. (The)	2,492,719	62,442,611
TOTAL ENERGY			2,081,754,667
FINANCIALS — (21.2%)
	Aflac, Inc.	1,552,844	85,406,420
*	Alleghany Corp.	33,373	22,129,636
	Allstate Corp. (The)	789,514	102,676,296
	Ally Financial, Inc.	3,002,913	154,229,612
	American Financial Group, Inc.	352,608	44,601,386
	American International Group, Inc.	1,394,312	66,020,673
*	Arch Capital Group, Ltd.	522,976	20,396,064
	Assurant, Inc.	225,564	35,596,255
*	Athene Holding, Ltd., Class A	122,622	7,923,834
	Axis Capital Holdings, Ltd.	76,336	3,883,212
	Bank of America Corp.	11,323,780	434,380,201
	Bank of New York Mellon Corp. (The)	2,654,900	136,276,017
*	Berkshire Hathaway, Inc., Class B	1,966,954	547,383,629
	BOK Financial Corp.	6,114	513,637
	Capital One Financial Corp.	1,585,334	256,348,508
	Charles Schwab Corp. (The)	3,700	251,415
	Chubb, Ltd.	588,566	99,314,627
	Citigroup, Inc.	5,296,977	358,181,585
	Citizens Financial Group, Inc.	912,076	38,453,124
	CNA Financial Corp.	188,355	8,289,504
	Comerica, Inc.	155,103	10,649,372
	East West Bancorp, Inc.	105,524	7,508,033
	Equitable Holdings, Inc.	1,600	49,392
	Everest Re Group, Ltd.	105,228	26,604,795
	Fifth Third Bancorp	4,561,985	165,554,436
	First Horizon Corp.	75,600	1,168,020
	Franklin Resources, Inc.	55,372	1,636,243
	Goldman Sachs Group, Inc. (The)	1,096,257	410,964,824
	Hartford Financial Services Group, Inc. (The)	2,301,121	146,397,318
	Huntington Bancshares, Inc.	7,009,752	98,697,308
	Invesco, Ltd.	245,316	5,980,804
	Jefferies Financial Group, Inc.	303,442	10,071,240
	JPMorgan Chase & Co.	5,855,926	888,812,448
	KeyCorp	3,705,439	72,848,931
	Lincoln National Corp.	622,946	38,385,932
	Loews Corp.	974,732	52,274,877
	M&T Bank Corp.	159,324	21,325,517
*	Markel Corp.	299	360,645
	MetLife, Inc.	1,295,081	74,726,174
	Morgan Stanley	4,295,101	412,243,794
	Northern Trust Corp.	7,507	847,165

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Republic International Corp.	789,063	$19,458,294
	People's United Financial, Inc.	396,896	6,231,267
	PNC Financial Services Group, Inc. (The)	1,142,434	208,391,386
	Principal Financial Group, Inc.	1,679,227	104,330,373
	Prosperity Bancshares, Inc.	10,200	695,538
	Prudential Financial, Inc.	735,801	73,786,124
	Raymond James Financial, Inc.	1,486	192,407
	Regions Financial Corp.	5,577,353	107,364,045
	Reinsurance Group of America, Inc.	171,654	18,912,838
	RenaissanceRe Holdings, Ltd.	112,797	17,222,974
	Santander Consumer USA Holdings, Inc.	811,033	33,276,684
	Signature Bank	400	90,788
	State Street Corp.	466,753	40,672,856
	Synchrony Financial	1,171,756	55,095,967
	Synovus Financial Corp.	149,272	6,105,225
	Travelers Cos., Inc. (The)	1,134,648	168,971,780
	Truist Financial Corp.	2,893,413	157,488,470
	U.S. Bancorp.	665,524	36,963,203
	Unum Group	30,296	830,110
	Voya Financial, Inc.	184,436	11,877,678
	Wells Fargo & Co.	5,521,821	253,672,457
	WR Berkley Corp.	260,023	19,025,883
	Zions Bancorp NA	744,970	38,850,185
TOTAL FINANCIALS			6,248,869,435
HEALTH CARE — (15.6%)
	Abbott Laboratories	290,207	35,109,243
	AbbVie, Inc.	6,916	804,331
	Anthem, Inc.	936,304	359,550,099
	AstraZeneca P.L.C., Sponsored ADR	511,454	29,275,627
	Baxter International, Inc.	555,114	42,938,068
	Becton Dickinson and Co.	121,252	31,010,199
*	Biogen, Inc.	283,809	92,728,915
*	Bio-Rad Laboratories, Inc., Class A	28,609	21,156,642
*	Boston Scientific Corp.	44,198	2,015,429
	Bristol-Myers Squibb Co.	3,539,000	240,191,930
	Cardinal Health, Inc.	1	59
*	Catalent, Inc.	24,420	2,925,760
*	Centene Corp.	1,670,416	114,607,242
	Cerner Corp.	24,855	1,998,093
*	Change Healthcare, Inc.	290,410	6,304,801
	Cigna Corp.	1,367,085	313,732,337
	Cooper Cos., Inc. (The)	5,549	2,340,402
	CVS Health Corp.	4,805,258	395,761,049
	Danaher Corp.	975,010	290,055,725
*	DaVita, Inc.	467,319	56,195,110
	DENTSPLY SIRONA, Inc.	322,766	21,315,467
*	Elanco Animal Health, Inc.	80,232	2,926,061
*	Envista Holdings Corp.	374,872	16,149,486
	Gilead Sciences, Inc.	1,526,929	104,273,981
*	Henry Schein, Inc.	212,926	17,066,019
	Humana, Inc.	517,327	220,308,876
*	IQVIA Holdings, Inc.	168,150	41,650,755
*	Jazz Pharmaceuticals P.L.C.	216,185	36,647,681
*	Laboratory Corp. of America Holdings	758,731	224,698,186
	McKesson Corp.	165,021	33,636,230
	Medtronic P.L.C.	1,781,620	233,944,522
	PerkinElmer, Inc.	110,802	20,191,448
	Perrigo Co. P.L.C.	16,298	782,793

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	17,847,600	$764,055,756
	Quest Diagnostics, Inc.	971,775	137,797,695
*	Regeneron Pharmaceuticals, Inc.	38,745	22,263,264
	STERIS P.L.C.	209,232	45,602,114
*	Syneos Health, Inc.	13,905	1,246,861
	Thermo Fisher Scientific, Inc.	758,947	409,838,970
*	United Therapeutics Corp.	40,188	7,311,403
	UnitedHealth Group, Inc.	5,974	2,462,602
	Universal Health Services, Inc., Class B	541,236	86,819,667
	Viatris, Inc.	4,094,833	57,614,300
	Zimmer Biomet Holdings, Inc.	367,080	59,988,214
TOTAL HEALTH CARE			4,607,293,412
INDUSTRIALS — (13.3%)
*	AECOM	555,241	34,957,973
	AGCO Corp.	370,490	48,945,434
*	Alaska Air Group, Inc.	384,393	22,306,326
	AMERCO	84,561	49,718,486
	AMETEK, Inc.	143,406	19,940,604
	Arcosa, Inc.	75,409	4,129,397
*	Builders FirstSource, Inc.	591,900	26,339,550
*	CACI International, Inc., Class A	2,200	587,312
	Carlisle Cos., Inc.	344,730	69,718,195
	Carrier Global Corp.	2,458,912	135,854,888
	Cummins, Inc.	511,659	118,756,054
	Deere & Co.	1,688	610,364
*	Delta Air Lines, Inc.	653,411	26,071,099
	Dover Corp.	414,398	69,254,194
	Eaton Corp. P.L.C.	1,110,312	175,484,812
	Emerson Electric Co.	244,394	24,656,911
	FedEx Corp.	1,020,334	285,642,503
#*	Fluor Corp.	363	6,048
	Fortive Corp.	269,550	19,585,503
	Fortune Brands Home & Security, Inc.	521,389	50,819,786
	General Dynamics Corp.	361,330	70,831,520
	General Electric Co.	5,469,408	70,828,834
*	Howmet Aerospace, Inc.	1,717,893	56,381,248
	Hubbell, Inc.	28,196	5,652,170
	Huntington Ingalls Industries, Inc.	720	147,694
*	Ingersoll Rand, Inc.	798,380	39,016,831
	Jacobs Engineering Group, Inc.	400,402	54,154,370
*	JetBlue Airways Corp.	1,025,163	15,162,161
	Johnson Controls International P.L.C.	1,549,925	110,695,643
	Kansas City Southern	679,296	181,915,469
	L3Harris Technologies, Inc.	99,311	22,517,776
	Leidos Holdings, Inc.	736,625	78,391,632
	ManpowerGroup, Inc.	148,673	17,629,644
#*	MasTec, Inc.	15,115	1,530,091
*	Middleby Corp. (The)	58,200	11,144,718
	Nielsen Holdings P.L.C.	1,069,797	25,343,491
	Norfolk Southern Corp.	871,624	224,730,816
	nVent Electric P.L.C.	13,164	416,114
	Oshkosh Corp.	237,884	28,439,032
	Otis Worldwide Corp.	1,228,006	109,967,937
	Owens Corning	522,134	50,208,405
	PACCAR, Inc.	960,099	79,678,616
	Parker-Hannifin Corp.	141,775	44,238,053
	Pentair P.L.C.	1,022,156	75,302,233
	Quanta Services, Inc.	681,204	61,921,444

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	2,087,927	$181,545,253
	Republic Services, Inc.	1,835,706	217,274,162
	Roper Technologies, Inc.	9,091	4,466,772
*	Sensata Technologies Holding P.L.C.	672,107	39,398,912
	Snap-on, Inc.	314,577	68,571,494
*	Southwest Airlines Co.	1,529,786	77,284,789
	Stanley Black & Decker, Inc.	768,993	151,530,071
	Textron, Inc.	1,834,221	126,579,591
	Trane Technologies P.L.C.	750,431	152,795,256
*	United Airlines Holdings, Inc.	1,148,253	53,646,380
*	United Rentals, Inc.	243,343	80,193,686
	Westinghouse Air Brake Technologies Corp.	314,577	26,698,150
*	XPO Logistics, Inc.	844,422	117,112,887
TOTAL INDUSTRIALS			3,916,728,784
INFORMATION TECHNOLOGY — (9.5%)
*	Akamai Technologies, Inc.	120,516	14,452,279
	Amdocs, Ltd.	720,716	55,574,411
	Analog Devices, Inc.	608,583	101,888,966
*	Arrow Electronics, Inc.	474,688	56,283,756
	Avnet, Inc.	5,178	213,955
#*	Cerence, Inc.	658	70,742
*	Ciena Corp.	76,500	4,447,710
	Cognizant Technology Solutions Corp., Class A	590,129	43,392,185
*	Concentrix Corp.	94,091	15,405,519
	Corning, Inc.	4,000,592	167,464,781
	Dolby Laboratories, Inc., Class A	16,857	1,636,815
*	DXC Technology Co.	784,579	31,367,468
	Fidelity National Information Services, Inc.	826,110	123,131,695
*	Fiserv, Inc.	496,667	57,171,338
*	Flex, Ltd.	1,342,960	24,132,991
	Global Payments, Inc.	246,990	47,770,336
	Hewlett Packard Enterprise Co.	8,061,105	116,886,023
	HP, Inc.	9,358,742	270,186,882
	Intel Corp.	12,816,923	688,525,104
*	IPG Photonics Corp.	3,170	691,567
	Jabil, Inc.	219,735	13,083,022
	Juniper Networks, Inc.	1,222,205	34,392,849
	Lam Research Corp.	19,375	12,349,819
	Marvell Technology, Inc.	1,148,850	69,516,914
	Microchip Technology, Inc.	1,282	183,480
*	Micron Technology, Inc.	4,258,919	330,406,936
	MKS Instruments, Inc.	1,502	234,973
*	Nuance Communications, Inc.	4,368	239,803
*	ON Semiconductor Corp.	2,363,988	92,337,371
*	Qorvo, Inc.	523,064	99,167,704
	Skyworks Solutions, Inc.	274,655	50,676,594
	SS&C Technologies Holdings, Inc.	342,788	26,871,151
	SYNNEX Corp.	94,091	11,247,638
	TE Connectivity, Ltd.	987,862	145,680,009
	Vontier Corp.	23,227	751,393
*	Western Digital Corp.	1,180,996	76,682,070
	Xerox Holdings Corp.	31,592	762,315
TOTAL INFORMATION TECHNOLOGY			2,785,278,564
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	379,320	110,393,500
	Albemarle Corp.	500,961	103,218,004

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Amcor P.L.C.	965,742	$11,163,977
*	Arconic Corp.	223,306	8,025,618
	Ball Corp.	644	52,087
	Celanese Corp., Class A	69,946	10,895,488
	CF Industries Holdings, Inc.	1,280,508	60,504,003
#*	Cleveland-Cliffs, Inc.	19,366	484,150
	Corteva, Inc.	1,073,383	45,919,325
	Dow, Inc.	2,392,252	148,702,384
	DuPont de Nemours, Inc.	491,071	36,854,879
	Eastman Chemical Co.	1,004,479	113,224,873
	Freeport-McMoRan, Inc.	5,292,912	201,659,947
	Huntsman Corp.	8,221	217,117
	International Flavors & Fragrances, Inc.	429,686	64,727,899
	International Paper Co.	2,105,441	121,610,272
	Linde P.L.C.	733,034	225,327,321
	LyondellBasell Industries NV, Class A	949,148	94,278,871
	Martin Marietta Materials, Inc.	263,399	95,692,857
	Mosaic Co. (The)	660,597	20,630,444
	Newmont Corp.	1,820,613	114,370,909
	Nucor Corp.	2,025,072	210,647,989
	Packaging Corp. of America	114,941	16,264,151
	PPG Industries, Inc.	419	68,515
	Reliance Steel & Aluminum Co.	453,664	71,293,298
	Royal Gold, Inc.	120,793	14,678,765
	Sonoco Products Co.	166,982	10,651,782
	Steel Dynamics, Inc.	1,692,329	109,070,604
	Valvoline, Inc.	1,033,732	31,714,898
	Vulcan Materials Co.	531,601	95,682,864
	Westlake Chemical Corp.	372,164	30,859,839
	WestRock Co.	1,051,256	51,732,308
TOTAL MATERIALS			2,230,618,938
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	864,760	83,414,749
*	Howard Hughes Corp. (The)	4,513	418,400
*	Jones Lang LaSalle, Inc.	218,089	48,540,069
TOTAL REAL ESTATE			132,373,218
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	645,026
	NRG Energy, Inc.	1,169,432	48,227,376
	Vistra Corp.	1,084,247	20,763,330
TOTAL UTILITIES			69,635,732
TOTAL COMMON STOCKS Cost ($16,403,891,655)			29,048,013,369

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	273,199,842	273,199,842
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	12,248,436	141,714,404
TOTAL INVESTMENTS — (100.0%)
(Cost $16,818,800,025)^^			$29,462,927,615

The U.S. Large Cap Value Series
CONTINUED
As of July 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	09/17/21	$203,317,065	$206,745,450	$3,428,385
Total Futures Contracts			$203,317,065	$206,745,450	$3,428,385
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,152,700,000	—	—	$3,152,700,000
Consumer Discretionary	2,192,858,847	—	—	2,192,858,847
Consumer Staples	1,629,901,772	—	—	1,629,901,772
Energy	2,081,754,667	—	—	2,081,754,667
Financials	6,248,869,435	—	—	6,248,869,435
Health Care	4,607,293,412	—	—	4,607,293,412
Industrials	3,916,728,784	—	—	3,916,728,784
Information Technology	2,785,278,564	—	—	2,785,278,564
Materials	2,230,618,938	—	—	2,230,618,938
Real Estate	132,373,218	—	—	132,373,218
Utilities	69,635,732	—	—	69,635,732
Temporary Cash Investments	273,199,842	—	—	273,199,842
Securities Lending Collateral	—	$141,714,404	—	141,714,404
Futures Contracts**	3,428,385	—	—	3,428,385
TOTAL	$29,324,641,596	$141,714,404	—	$29,466,356,000
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.1%)
#	AMP, Ltd.	5,674,555	$4,347,143
	Aurizon Holdings, Ltd.	3,169,480	8,994,681
	Australia & New Zealand Banking Group, Ltd.	6,888,410	140,238,219
	Bank of Queensland, Ltd.	424,263	2,812,139
	Bendigo & Adelaide Bank, Ltd.	362,208	2,749,624
	BlueScope Steel, Ltd.	3,164,921	56,124,556
	Cleanaway Waste Management, Ltd.	4,838,776	9,067,693
*	Crown Resorts, Ltd.	161,839	1,026,766
	Downer EDI, Ltd.	334,093	1,299,779
	Harvey Norman Holdings, Ltd.	2,695,782	11,258,709
	IGO, Ltd.	379,319	2,588,069
	Incitec Pivot, Ltd.	6,817,226	13,438,481
	Lendlease Corp., Ltd.	1,673,113	15,017,525
	National Australia Bank, Ltd.	6,475,626	123,488,513
	Newcrest Mining, Ltd.	633,911	12,251,942
	Oil Search, Ltd.	3,372,770	9,426,849
	Orica, Ltd.	95,797	873,740
	Origin Energy, Ltd.	3,515,674	10,621,684
	OZ Minerals, Ltd.	361,078	6,121,661
	QBE Insurance Group, Ltd.	952,190	7,630,756
	Qube Holdings, Ltd.	601,760	1,296,731
	Santos, Ltd.	7,088,455	33,449,587
	Seven Group Holdings, Ltd.	80,291	1,377,048
	South32, Ltd.	14,104,027	30,906,031
	Suncorp Group, Ltd.	3,668,708	31,157,819
	Tabcorp Holdings, Ltd.	4,441,102	16,210,497
#	TPG Telecom, Ltd.	119,160	543,703
	Treasury Wine Estates, Ltd.	50,844	445,989
	Westpac Banking Corp.	8,060,284	144,782,398
	Woodside Petroleum, Ltd.	2,022,511	32,489,538
	Worley, Ltd.	703,009	5,772,689
TOTAL AUSTRALIA			737,810,559
AUSTRIA — (0.0%)
	Erste Group Bank AG	20,625	799,230
BELGIUM — (0.8%)
	Ageas SA	402,474	21,252,912
	KBC Group NV	565,642	45,546,997
	Solvay SA	243,279	32,491,490
TOTAL BELGIUM			99,291,399
CANADA — (8.5%)
	AltaGas, Ltd.	191,048	4,044,227
#	Bank of Montreal	180,174	17,839,768
	Bank of Montreal	1,448,818	144,447,155
#	Bank of Nova Scotia (The)	495,702	30,939,656
	Bank of Nova Scotia (The)	1,698,160	106,033,110
#	Canadian Imperial Bank of Commerce	907,318	105,502,262
	Canadian Imperial Bank of Commerce	248,491	28,884,594
#	Canadian Natural Resources, Ltd.	511,528	16,880,096
	Canadian Natural Resources, Ltd.	3,476,035	114,778,676
#	Cenovus Energy, Inc.	442,256	3,690,193
	Cenovus Energy, Inc.	1,287,778	10,740,068

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings, Ltd.	97,836	$41,212,513
	First Quantum Minerals, Ltd.	1,494,285	32,003,278
	Great-West Lifeco, Inc.	351,878	10,587,929
	iA Financial Corp., Inc.	170,895	9,454,290
	Imperial Oil, Ltd.	208,007	5,698,685
#	Imperial Oil, Ltd.	499,213	13,668,452
	Kinross Gold Corp.	4,622,914	30,273,491
	Lundin Mining Corp.	2,996,201	27,305,872
	Magna International, Inc.	62,649	5,251,866
	Manulife Financial Corp.	1,115,630	21,568,608
	Manulife Financial Corp.	1,882,277	36,384,414
	Nutrien, Ltd.	3,682	218,925
	Nutrien, Ltd.	1,149,002	68,250,707
#	Onex Corp.	130,248	9,928,330
	Pembina Pipeline Corp.	375,245	12,401,847
	Sun Life Financial, Inc.	57,328	2,982,776
	Suncor Energy, Inc.	1,317,132	25,928,802
	Suncor Energy, Inc.	1,417,268	27,820,971
	Teck Resources, Ltd., Class B	3,183	72,661
	Teck Resources, Ltd., Class B	1,712,436	39,112,038
#*	Tilray, Inc.	6,942	101,423
	Toronto-Dominion Bank (The)	28,914	1,922,424
	Toronto-Dominion Bank (The)	51,163	3,399,781
#	Tourmaline Oil Corp.	624,718	17,055,062
	West Fraser Timber Co., Ltd.	111,009	7,962,645
TOTAL CANADA			1,034,347,595
DENMARK — (2.2%)
	AP Moller - Maersk A.S., Class A	3,530	9,437,117
	AP Moller - Maersk A.S., Class B	4,850	13,459,828
	Carlsberg A.S., Class B	288,439	53,299,315
#	Danske Bank A.S.	884,653	15,504,439
*	Demant A.S.	83,588	5,108,689
	DSV Panalpina A.S.	309,306	75,397,932
*	Genmab A.S.	169	76,385
#	H Lundbeck A.S.	236,230	7,128,413
	Rockwool International A.S., Class B	19,106	10,138,140
	Tryg A.S.	271,178	6,702,100
#	Vestas Wind Systems A.S.	1,973,579	72,774,814
TOTAL DENMARK			269,027,172
FINLAND — (1.0%)
	Fortum Oyj	837,346	23,069,108
*	Nokia Oyj	4,351,573	26,737,541
	Nordea Bank Abp	3,248,891	38,045,840
	Stora Enso Oyj, Class R	1,249,200	24,736,255
	UPM-Kymmene Oyj	95,814	3,915,475
TOTAL FINLAND			116,504,219
FRANCE — (9.4%)
	Amundi SA	15,838	1,462,693
	Arkema SA	237,138	30,183,972
	Atos SE	69,278	3,313,060
	AXA SA	1,985,180	51,410,254
	BNP Paribas SA	1,948,140	118,795,885
	Bollore SA	1,717,699	9,599,054
	Bouygues SA	1,023,747	39,456,681
	Carrefour SA	2,495,917	46,359,834

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain	1,930,172	$137,965,313
	Cie Generale des Etablissements Michelin SCA	639,001	104,375,896
	CNP Assurances	573,388	9,746,553
	Credit Agricole SA	1,053,519	14,689,756
	Danone SA	306,176	22,520,313
	Eiffage SA	103,098	10,510,289
	Electricite de France SA	1,705,570	20,704,837
	Engie SA	2,838,450	37,851,597
	EssilorLuxottica SA	66,127	12,483,646
	Faurecia SE	123,502	5,512,202
	Faurecia SE	47,286	2,154,519
#	Iliad SA	3,398	732,286
	Orange SA	5,978,647	66,537,156
	Publicis Groupe SA	431,125	27,217,188
*	Renault SA	383,338	14,559,421
	Sanofi	49,814	5,134,489
	Societe Generale SA	1,357,954	39,768,633
	TotalEnergies SE	6,840,726	298,301,553
	Valeo	156,647	4,529,576
	Vivendi SE	36,027	1,217,224
TOTAL FRANCE			1,137,093,880
GERMANY — (6.8%)
	Allianz SE	559,039	138,956,604
	BASF SE	62,754	4,931,110
	Bayer AG	820,142	48,863,234
	Bayerische Motoren Werke AG	1,003,964	99,825,408
*	Commerzbank AG	770,401	4,961,341
*	Continental AG	148,327	20,149,494
	Covestro AG	210,128	13,536,695
	Daimler AG	2,568,275	229,191,373
*	Deutsche Bank AG	1,938,873	24,441,928
*	Deutsche Bank AG	1,483,028	18,552,680
	Evonik Industries AG	355,524	12,361,608
	Fresenius SE & Co., KGaA	755,986	39,734,595
	Hapag-Lloyd AG	9,251	1,998,568
	HeidelbergCement AG	448,245	39,722,439
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	85,748	23,136,864
	RWE AG	893,950	31,784,987
*	Talanx AG	162,600	6,908,650
	Telefonica Deutschland Holding AG	3,595,005	9,690,538
	Uniper SE	406,256	15,861,432
	United Internet AG	1,408	58,273
	Volkswagen AG	111,321	36,945,895
TOTAL GERMANY			821,613,716
HONG KONG — (2.1%)
	BOC Aviation, Ltd.	647,400	4,760,115
	BOC Hong Kong Holdings, Ltd.	4,670,500	14,998,290
#*	Cathay Pacific Airways, Ltd.	8,153,999	6,542,747
	CK Asset Holdings, Ltd.	1,887,303	12,840,634
	CK Hutchison Holdings, Ltd.	7,657,984	55,951,534
	CK Infrastructure Holdings, Ltd.	443,000	2,674,339
	Hang Lung Properties, Ltd.	5,009,000	12,965,237
	Henderson Land Development Co., Ltd.	2,280,485	10,188,974
#	HKT Trust & HKT, Ltd.	1,836,000	2,495,635
	MTR Corp., Ltd.	2,070,933	12,277,836
	New World Development Co., Ltd.	4,946,042	23,447,997

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Orient Overseas International, Ltd.	36,000	$658,141
	Sino Land Co., Ltd.	9,343,922	14,318,323
*	SJM Holdings, Ltd.	3,969,000	3,579,716
	Sun Hung Kai Properties, Ltd.	3,296,420	47,156,480
	Swire Pacific, Ltd., Class A	1,680,000	10,435,874
	Swire Pacific, Ltd., Class B	2,855,000	2,916,284
	WH Group, Ltd.	22,501,000	18,643,585
TOTAL HONG KONG			256,851,741
IRELAND — (0.4%)
	CRH P.L.C.	293,793	14,683,497
	CRH P.L.C., Sponsored ADR	528,926	26,388,118
#*	Flutter Entertainment P.L.C.	4,543	774,463
*	Flutter Entertainment P.L.C.	35,418	6,048,698
TOTAL IRELAND			47,894,776
ISRAEL — (0.4%)
#*	Bank Hapoalim BM	1,314,285	10,458,982
*	Bank Leumi Le-Israel BM	1,358,909	10,383,677
	Harel Insurance Investments & Financial Services, Ltd.	33,318	316,111
*	Israel Discount Bank, Ltd., Class A	2,648,223	12,405,604
#	Phoenix Holdings, Ltd. (The)	246,756	2,358,091
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	7,683,928
TOTAL ISRAEL			43,606,393
ITALY — (1.5%)
#	Eni SpA	3,886,295	45,957,816
	Intesa Sanpaolo SpA	21,991,838	60,753,466
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,919,665
	Telecom Italia SpA	63,812,045	27,944,003
	Telecom Italia SpA	6,225,918	2,902,698
	Telecom Italia SpA, Sponsored ADR	1,771,402	7,723,313
#	UniCredit SpA	3,293,998	39,400,706
	UnipolSai Assicurazioni SpA	86,004	238,773
TOTAL ITALY			186,840,440
JAPAN — (22.0%)
	AEON Financial Service Co., Ltd.	15,000	184,799
	AGC, Inc.	895,500	38,294,384
	Air Water, Inc.	14,300	213,773
	Aisin Corp.	609,000	24,654,699
	Alfresa Holdings Corp.	176,100	2,681,981
	Alps Alpine Co., Ltd.	352,800	3,672,258
	Amada Co., Ltd.	907,100	9,323,292
	Aozora Bank, Ltd.	253,300	5,701,266
	Asahi Kasei Corp.	1,769,400	19,295,160
#	Bank of Kyoto, Ltd. (The)	113,679	4,895,513
	Bridgestone Corp.	431,700	19,018,483
	Brother Industries, Ltd.	202,400	4,119,027
	Canon Marketing Japan, Inc.	153,000	3,427,080
	Canon, Inc.	525,000	12,089,731
	Chiba Bank, Ltd. (The)	1,064,000	6,052,755
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	5,404,216
	Concordia Financial Group, Ltd.	2,530,101	9,057,221
	Credit Saison Co., Ltd.	393,600	4,694,914
	Dai Nippon Printing Co., Ltd.	521,600	12,291,677
	Daicel Corp.	1,087,400	9,031,018

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co., Ltd.	11,400	$538,164
	Dai-ichi Life Holdings, Inc.	1,076,847	19,819,408
	Daio Paper Corp.	39,000	672,235
	Daiwa House Industry Co., Ltd.	338,100	10,366,216
	Daiwa Securities Group, Inc.	3,735,400	19,642,016
	DeNA Co., Ltd.	139,700	2,630,540
	Denka Co., Ltd.	234,800	8,125,965
	Dentsu Group, Inc.	391,100	13,592,279
	DIC Corp.	361,500	9,769,180
	Dowa Holdings Co., Ltd.	189,000	7,344,279
	Ebara Corp.	278,900	13,795,790
	ENEOS Holdings, Inc.	4,584,303	19,256,794
	Fuji Media Holdings, Inc.	52,200	566,313
	FUJIFILM Holdings Corp.	32,000	2,296,410
	Fukuoka Financial Group, Inc.	386,600	6,516,187
	Fukuyama Transporting Co., Ltd.	50,893	1,910,998
	Hankyu Hanshin Holdings, Inc.	584,100	17,272,278
	Haseko Corp.	441,400	5,973,151
	Hino Motors, Ltd.	185,100	1,622,714
	Hitachi Construction Machinery Co., Ltd.	9,200	259,950
	Hitachi, Ltd.	997,700	57,386,886
	Honda Motor Co., Ltd.	3,522,000	113,119,121
	Idemitsu Kosan Co., Ltd.	523,138	12,314,594
*	IHI Corp.	236,700	5,474,876
	Iida Group Holdings Co., Ltd.	674,550	16,277,361
	Inpex Corp.	2,704,683	19,183,123
	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,719,577
	Isuzu Motors, Ltd.	1,169,200	15,596,757
#	ITOCHU Corp.	745,900	22,078,068
	Izumi Co., Ltd.	3,900	133,495
	J Front Retailing Co., Ltd.	712,300	6,002,258
	Japan Post Holdings Co., Ltd.	1,170,410	9,934,951
	Japan Post Insurance Co., Ltd.	83,500	1,480,333
	JFE Holdings, Inc.	1,257,295	15,288,391
	JGC Holdings Corp.	257,700	2,319,989
	JTEKT Corp.	572,800	5,442,223
	Kajima Corp.	660,500	8,502,477
	Kamigumi Co., Ltd.	342,200	7,221,363
	Kaneka Corp.	244,908	9,697,691
*	Kawasaki Heavy Industries, Ltd.	677,300	14,215,932
	Kinden Corp.	222,800	3,612,980
	Kokuyo Co., Ltd.	20,200	327,763
	Komatsu, Ltd.	567,800	14,228,515
	Konica Minolta, Inc.	5,300	27,255
	K's Holdings Corp.	403,300	4,764,859
	Kuraray Co., Ltd.	1,529,300	14,200,441
	Kyocera Corp.	179,600	11,097,820
	Lixil Corp.	961,800	26,247,592
	Mabuchi Motor Co., Ltd.	73,100	2,749,172
	Marubeni Corp.	2,948,900	25,099,297
	Maruichi Steel Tube, Ltd.	15,500	373,922
*	Mazda Motor Corp.	1,020,400	10,066,146
	Mebuki Financial Group, Inc.	1,258,420	2,693,282
	Medipal Holdings Corp.	329,250	6,200,831
	Mitsubishi Chemical Holdings Corp.	3,181,900	26,699,017
	Mitsubishi Corp.	1,817,600	50,981,431
	Mitsubishi Electric Corp.	689,000	9,347,828
	Mitsubishi Gas Chemical Co., Inc.	727,100	15,146,140
	Mitsubishi HC Capital, Inc.	2,653,300	14,471,960

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries, Ltd.	724,500	$20,933,137
	Mitsubishi Logistics Corp.	89,600	2,661,879
	Mitsubishi Materials Corp.	518,200	10,811,598
*	Mitsubishi Motors Corp.	1,740,000	4,888,921
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,767,349	14,694,623
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	63,046,902
	Mitsui & Co., Ltd., Sponsored ADR	11,723	5,393,049
	Mitsui & Co., Ltd.	1,334,700	30,634,577
	Mitsui Chemicals, Inc.	823,660	26,265,619
	Mitsui Fudosan Co., Ltd.	940,400	21,993,376
	Mitsui OSK Lines, Ltd.	546,400	28,351,416
	Mizuho Financial Group, Inc.	2,437,380	34,829,208
	MS&AD Insurance Group Holdings, Inc.	445,453	13,769,419
	Nagase & Co., Ltd.	21,700	332,108
	NEC Corp.	404,210	20,500,332
	NGK Insulators, Ltd.	130,100	2,083,533
	NGK Spark Plug Co., Ltd.	270,400	3,982,227
	NH Foods, Ltd.	314,767	12,695,849
	Nikon Corp.	695,200	6,471,860
	Nippo Corp.	285,900	7,942,016
	Nippon Express Co., Ltd.	308,324	22,522,971
	Nippon Shokubai Co., Ltd.	95,000	4,569,565
	Nippon Steel Corp.	1,207,593	20,948,475
	Nippon Yusen K.K.	640,587	34,612,199
	Nipro Corp.	136,100	1,690,457
*	Nissan Motor Co., Ltd.	4,749,500	27,565,325
	Nisshin Seifun Group, Inc.	10,800	174,124
	Nitto Denko Corp.	19,300	1,433,960
	NOK Corp.	258,720	3,422,249
	Nomura Holdings, Inc.	4,705,602	23,563,688
	Nomura Real Estate Holdings, Inc.	521,500	12,931,346
	NSK, Ltd.	1,027,500	8,479,815
	Obayashi Corp.	2,342,282	19,153,432
	Oji Holdings Corp.	3,568,100	20,571,819
	ORIX Corp.	3,324,900	58,170,445
	Otsuka Holdings Co., Ltd.	12,500	496,863
	Panasonic Corp.	1,927,800	23,278,306
	Rengo Co., Ltd.	899,500	7,657,848
	Resona Holdings, Inc.	2,821,139	10,592,470
	Ricoh Co., Ltd.	2,366,400	25,857,287
	Sega Sammy Holdings, Inc.	52,200	658,418
*	Seibu Holdings, Inc.	105,700	1,192,669
	Seiko Epson Corp.	524,700	9,027,944
	Seino Holdings Co., Ltd.	481,500	6,128,314
	Sekisui Chemical Co., Ltd.	40,900	705,748
#	Sekisui House, Ltd.	1,200,200	23,770,544
	Seven & I Holdings Co., Ltd.	757,600	33,804,413
	Shimamura Co., Ltd.	61,300	5,925,608
	Shimizu Corp.	995,300	7,329,930
	Shinsei Bank, Ltd.	313,400	4,145,134
	Shizuoka Bank, Ltd. (The)	851,000	6,145,633
	Showa Denko K.K.	234,100	6,717,212
	SoftBank Group Corp.	419,480	26,379,264
	Sojitz Corp.	3,331,700	10,192,621
	Sompo Holdings, Inc.	473,756	19,586,052
	Stanley Electric Co., Ltd.	18,900	493,157
	Subaru Corp.	379,484	7,455,709
	Sumitomo Chemical Co., Ltd.	8,266,400	43,030,872
	Sumitomo Corp.	1,126,600	15,310,388

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Dainippon Pharma Co., Ltd.	110,031	$1,905,217
	Sumitomo Electric Industries, Ltd.	2,834,000	40,261,829
	Sumitomo Forestry Co., Ltd.	598,600	11,325,004
	Sumitomo Heavy Industries, Ltd.	524,600	14,530,231
	Sumitomo Metal Mining Co., Ltd.	378,664	15,346,253
	Sumitomo Mitsui Financial Group, Inc.	1,318,900	44,458,875
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	15,258,888
	Sumitomo Realty & Development Co., Ltd.	200,500	6,534,939
	Sumitomo Rubber Industries, Ltd.	770,500	10,370,261
	Suzuken Co., Ltd.	74,900	2,161,447
	Suzuki Motor Corp.	167,400	6,810,752
	T&D Holdings, Inc.	1,378,500	17,637,561
	Taiheiyo Cement Corp.	528,721	12,318,494
	Taisei Corp.	100,500	3,386,987
	Taisho Pharmaceutical Holdings Co., Ltd.	31,100	1,741,694
	Takeda Pharmaceutical Co., Ltd.	2,595,871	86,407,499
	TBS Holdings, Inc.	70,800	1,065,550
	TDK Corp.	14,400	1,643,040
	Teijin, Ltd.	855,090	12,875,067
	Toda Corp.	717,800	5,116,211
	Tokio Marine Holdings, Inc.	315,319	15,028,439
	Tokyo Tatemono Co., Ltd.	870,300	13,093,565
	Tokyu Fudosan Holdings Corp.	2,556,700	14,433,460
	Toppan, Inc.	656,900	11,143,040
	Toray Industries, Inc.	2,709,300	17,838,531
	Tosoh Corp.	1,241,700	21,790,670
	Toyo Seikan Group Holdings, Ltd.	416,349	5,664,959
	Toyo Tire Corp.	24,100	455,056
	Toyoda Gosei Co., Ltd.	265,400	6,238,414
	Toyota Boshoku Corp.	4,100	82,712
	Toyota Industries Corp.	235,800	19,780,094
#	Toyota Motor Corp., Sponsored ADR	97,607	17,553,643
	Toyota Motor Corp.	3,415,890	306,663,149
	Toyota Tsusho Corp.	524,100	24,745,309
	TS Tech Co., Ltd.	23,400	348,129
	Tsumura & Co.	24,700	779,136
	Ube Industries, Ltd.	504,100	10,124,599
	Yamada Holdings Co., Ltd.	1,918,800	9,065,273
	Yamaha Motor Co., Ltd.	698,000	17,478,400
	Yamazaki Baking Co., Ltd.	39,100	536,843
	Yokohama Rubber Co., Ltd. (The)	563,500	11,252,219
	Zeon Corp.	404,300	5,524,059
TOTAL JAPAN			2,668,549,252
NETHERLANDS — (5.4%)
#*	ABN AMRO Bank NV	838,120	9,769,644
#	Aegon NV	2,409,493	10,258,655
	Aegon NV	397,466	1,673,332
	Akzo Nobel NV	183,643	22,684,868
	ArcelorMittal SA	652,213	22,778,802
	ArcelorMittal SA	590,702	20,816,342
	ASM International NV	6,676	2,369,379
	Coca-Cola European Partners P.L.C.	59,602	3,687,119
#	Heineken NV	231,450	26,952,751
	ING Groep NV	4,722,058	60,587,274
	Koninklijke Ahold Delhaize NV	4,840,597	150,469,171
#	Koninklijke DSM NV	478,660	96,488,917
#	Koninklijke Philips NV	991,539	45,719,304
	Koninklijke Philips NV	33,024	1,520,423

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	NN Group NV	661,297	$32,877,280
	Randstad NV	272,591	19,776,636
	Signify NV	9,094	509,435
	Stellantis NV	3,939,898	75,650,883
	Stellantis NV	2,651,115	50,839,141
TOTAL NETHERLANDS			655,429,356
NEW ZEALAND — (0.2%)
*	Auckland International Airport, Ltd.	1,979,607	9,987,810
	Chorus, Ltd.	289,771	1,243,820
	EBOS Group, Ltd.	201,357	4,355,670
	Fletcher Building, Ltd.	1,466,314	7,807,688
#	Fonterra Co-operative Group, Ltd.	293,628	765,002
	Ryman Healthcare, Ltd.	148,330	1,362,399
	Summerset Group Holdings, Ltd.	131,555	1,183,477
TOTAL NEW ZEALAND			26,705,866
NORWAY — (0.9%)
	Austevoll Seafood ASA	161,536	2,036,527
	DNB Bank ASA	1,885,402	38,606,288
	Equinor ASA	902,881	17,587,387
	Norsk Hydro ASA	3,579,188	23,812,313
	SpareBank 1 SR-Bank ASA	369,350	4,835,073
	Storebrand ASA	1,260,839	10,825,615
	Subsea 7 SA	453,890	3,633,907
	Yara International ASA	228,157	12,025,363
TOTAL NORWAY			113,362,473
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	313,191	7,354,199
	Galp Energia SGPS SA	154,856	1,510,112
TOTAL PORTUGAL			8,864,311
SINGAPORE — (0.8%)
	CapitaLand, Ltd.	6,957,200	20,669,603
	City Developments, Ltd.	1,599,900	8,070,696
	Frasers Property, Ltd.	492,700	410,933
	Hongkong Land Holdings, Ltd.	1,361,700	6,178,000
	Jardine Cycle & Carriage, Ltd.	45,600	689,874
	Keppel Corp., Ltd.	6,501,200	26,282,961
#	Olam International, Ltd.	565,110	549,428
*	Singapore Airlines, Ltd.	4,224,700	15,838,461
	Singapore Land Group, Ltd.	1,068,870	2,125,334
	UOL Group, Ltd.	1,203,774	6,469,769
	Yangzijiang Shipbuilding Holdings, Ltd.	4,220,900	4,271,244
TOTAL SINGAPORE			91,556,303
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	21,628	67,012
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	62,432,820
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	7,518,772
	Banco Santander SA	45,327,305	166,040,835
	CaixaBank SA	724,209	2,150,834

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Repsol SA	2,062,777	$22,593,411
TOTAL SPAIN			260,736,672
SWEDEN — (2.8%)
	BillerudKorsnas AB	504,958	10,923,396
	Boliden AB	1,195,043	46,573,171
	Bure Equity AB	13,573	732,285
	Dometic Group AB	380,509	6,458,521
	Getinge AB, Class B	567,120	24,645,352
	Holmen AB, Class A	5,562	299,139
	Holmen AB, Class B	197,104	10,375,974
	Husqvarna AB, Class B	170,464	2,385,410
	ICA Gruppen AB	165,222	8,167,764
	Intrum AB	24,003	743,737
*	Millicom International Cellular SA	137,201	5,475,204
*	Pandox AB, Class B	75,798	1,268,300
	Peab AB, Class B	301,642	3,517,609
	Saab AB, Class B	77,854	2,362,309
	Securitas AB, Class B	9,178	161,840
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	35,239,487
	Skandinaviska Enskilda Banken AB, Class C	14,462	195,804
	Skanska AB, Class B	110,338	3,114,804
	SKF AB, Class B	1,179,544	31,383,716
*	SSAB AB, Class A	195,445	1,116,141
*	SSAB AB, Class B	528,415	2,701,171
	Svenska Cellulosa AB SCA, Class A	52,363	986,517
	Svenska Cellulosa AB SCA, Class B	603,970	11,233,926
	Svenska Handelsbanken AB, Class A	1,224,329	13,797,335
#	Svenska Handelsbanken AB, Class B	37,204	447,049
	Swedbank AB, Class A	798,149	15,542,849
	Tele2 AB, Class B	216,271	3,176,807
	Telia Co. AB	7,190,873	31,541,378
	Trelleborg AB, Class B	645,792	15,963,731
#	Volvo AB, Class A	179,649	4,368,059
	Volvo AB, Class B	2,155,006	50,818,830
TOTAL SWEDEN			345,717,615
SWITZERLAND — (8.8%)
	ABB, Ltd.	1,847,677	67,548,026
	Adecco Group AG	399,943	23,951,045
	Alcon, Inc.	63,250	4,604,629
	Alcon, Inc.	498,598	36,297,419
	Baloise Holding AG	105,344	16,609,641
	Barry Callebaut AG	484	1,226,965
	Chocoladefabriken Lindt & Spruengli AG	3	347,513
	Cie Financiere Richemont SA	797,506	102,056,194
#	Clariant AG	157,372	3,273,887
	Credit Suisse Group AG	1,363,427	13,687,850
	Credit Suisse Group AG, Sponsored ADR	1,195,011	12,009,861
	Holcim, Ltd.	997,555	58,477,816
	Holcim, Ltd.	375,078	21,940,561
	Julius Baer Group, Ltd.	716,015	47,258,391
	Novartis AG, Sponsored ADR	741,777	68,532,777
	Novartis AG	1,706,093	157,776,721
	SIG Combibloc Group AG	14,655	432,407
	Swatch Group AG (The)	47,812	15,949,263
	Swatch Group AG (The)	123,912	8,047,308
	Swiss Life Holding AG	69,548	35,873,053

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	120,516	$12,832,889
	Swiss Re AG	399,672	36,234,467
	Swisscom AG	76,438	45,939,368
	UBS Group AG	6,275,625	103,395,787
#*	UBS Group AG	1,233,581	20,329,415
	Vifor Pharma AG	55,433	7,752,403
	Zurich Insurance Group AG	349,733	141,003,503
TOTAL SWITZERLAND			1,063,389,159
UNITED KINGDOM — (14.3%)
	Aberdeen P.L.C.	490,582	1,935,313
	Anglo American P.L.C.	1,906,051	84,464,672
	Aviva P.L.C.	16,319,347	87,645,308
#	Barclays P.L.C., Sponsored ADR	7,035,082	68,873,453
	Barclays P.L.C.	191,609	463,517
	Barratt Developments P.L.C.	968,048	9,460,405
	BP P.L.C., Sponsored ADR	5,912,515	142,964,613
	BP P.L.C.	7,076,747	28,406,240
	British American Tobacco P.L.C., Sponsored ADR	838,885	31,416,243
	British American Tobacco P.L.C.	3,024,009	112,470,126
*	BT Group P.L.C.	23,587,515	56,816,081
*	Carnival P.L.C.	102,449	2,027,853
*	Carnival P.L.C., ADR	20,467	407,703
	DS Smith P.L.C.	1,251,490	7,351,738
	Glencore P.L.C.	24,824,954	111,492,587
	HSBC Holdings P.L.C.	13,535,003	74,715,841
	HSBC Holdings P.L.C., Sponsored ADR	2,483,736	68,476,601
	J Sainsbury P.L.C.	7,868,098	30,983,217
	Kingfisher P.L.C.	7,975,671	40,966,453
	Lloyds Banking Group P.L.C.	172,303,068	108,941,531
	Lloyds Banking Group P.L.C., ADR	1,844,768	4,593,472
	M&G P.L.C.	2,396,918	7,505,330
	Melrose Industries P.L.C.	4,863,312	10,807,597
	Natwest Group P.L.C.	5,175,515	14,526,202
#	Natwest Group P.L.C., Sponsored ADR	863,861	4,828,983
	Pearson P.L.C.	309,149	3,725,390
#	Pearson P.L.C., Sponsored ADR	1,015,920	12,353,587
	Phoenix Group Holdings P.L.C.	577,549	5,442,726
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,519,230	336,935,547
	Royal Dutch Shell P.L.C., Class B	283,225	5,596,291
	Royal Mail P.L.C.	614,717	4,306,936
	Standard Chartered P.L.C.	4,078,355	24,448,945
	Vodafone Group P.L.C.	58,351,986	93,827,171
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	65,502,917
	Wm Morrison Supermarkets P.L.C.	9,034,593	33,577,752
#	WPP P.L.C., Sponsored ADR	121,700	7,873,990
	WPP P.L.C.	2,296,513	29,700,874
TOTAL UNITED KINGDOM			1,735,833,205
UNITED STATES — (0.0%)
	Ovintiv, Inc.	228,567	5,875,396
TOTAL COMMON STOCKS			11,727,767,740
PREFERRED STOCKS — (1.6%)
GERMANY — (1.6%)
	Bayerische Motoren Werke AG	152,008	13,047,449
	Porsche Automobil Holding SE	307,547	33,286,165

The DFA International Value Series
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	601,156	$146,423,850
TOTAL GERMANY		192,757,464
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	36,699	176,494
TOTAL INVESTMENT SECURITIES (Cost $10,235,062,858)		11,920,701,698

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	18,422,675	213,150,353
TOTAL INVESTMENTS — (100.0%)
(Cost $10,448,127,615)^^			$12,133,852,051
As of July 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	490	09/17/21	$106,718,546	$107,542,750	$824,204
Total Futures Contracts			$106,718,546	$107,542,750	$824,204
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$737,810,559	—	$737,810,559
Austria	—	799,230	—	799,230
Belgium	—	99,291,399	—	99,291,399
Canada	$1,034,347,595	—	—	1,034,347,595
Denmark	—	269,027,172	—	269,027,172
Finland	—	116,504,219	—	116,504,219
France	—	1,137,093,880	—	1,137,093,880
Germany	18,552,680	803,061,036	—	821,613,716
Hong Kong	—	256,851,741	—	256,851,741
Ireland	26,388,118	21,506,658	—	47,894,776
Israel	7,683,928	35,922,465	—	43,606,393
Italy	7,723,313	179,117,127	—	186,840,440
Japan	37,641,315	2,630,907,937	—	2,668,549,252
Netherlands	24,010,097	631,419,259	—	655,429,356
New Zealand	—	26,705,866	—	26,705,866
Norway	—	113,362,473	—	113,362,473
Portugal	—	8,864,311	—	8,864,311
Singapore	—	91,556,303	—	91,556,303
South Africa	67,012	—	—	67,012
Spain	7,518,772	253,217,900	—	260,736,672
Sweden	—	345,717,615	—	345,717,615
Switzerland	105,476,682	957,912,477	—	1,063,389,159

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$744,227,109	$991,606,096	—	$1,735,833,205
United States	5,875,396	—	—	5,875,396
Preferred Stocks
Germany	—	192,757,464	—	192,757,464
Rights/Warrants
Canada	—	176,494	—	176,494
Securities Lending Collateral	—	213,150,353	—	213,150,353
Futures Contracts**	824,204	—	—	824,204
TOTAL	$2,020,336,221	$10,114,340,034	—	$12,134,676,255
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.7%)
#	Aeria, Inc.	15,800	$65,135
	Akatsuki, Inc.	30,200	902,692
*	AlphaPolis Co., Ltd.	10,700	363,574
	Amuse, Inc.	12,600	257,387
	ARTERIA Networks Corp.	21,200	354,063
	Asahi Broadcasting Group Holdings Corp.	54,000	347,492
#	Asahi Net, Inc.	102,300	637,578
#	Ateam, Inc.	77,600	1,039,663
*	Atrae, Inc.	66,000	1,292,411
	Avex, Inc.	234,900	3,340,602
*	Bengo4.com, Inc.	5,600	422,809
*	Broadmedia Corp.	55,200	42,842
	Broccoli Co., Ltd.	4,400	59,978
	Carta Holdings, Inc.	8,700	144,776
	Ceres, Inc.	24,900	714,594
	COLOPL, Inc.	5,100	37,136
	Daiichikosho Co., Ltd.	65,400	2,290,677
	DeNA Co., Ltd.	128,600	2,421,528
	Digital Holdings, Inc.	10,900	211,877
	Dip Corp.	178,300	5,214,582
#*	Drecom Co., Ltd.	22,600	111,376
*	eBook Initiative Japan Co., Ltd.	14,200	423,229
#	Faith, Inc.	56,010	361,040
	FAN Communications, Inc.	237,200	868,195
#	Fibergate, Inc.	19,700	242,133
#	Freebit Co., Ltd.	55,300	393,369
#*	GA Technologies Co., Ltd.	2,400	41,978
	Gakken Holdings Co., Ltd.	121,800	1,431,108
	Gree, Inc.	722,000	3,980,643
#	Gumi, Inc.	32,700	240,063
	GungHo Online Entertainment, Inc.	180,600	3,346,050
*	Imagica Group, Inc.	105,100	426,964
	Imagineer Co., Ltd.	1,600	15,167
	Intage Holdings, Inc.	223,800	3,135,816
	Internet Initiative Japan, Inc.	252,800	8,027,075
	IPS, Inc.	10,900	268,056
	ITmedia, Inc.	30,000	561,621
*	Itokuro, Inc.	52,400	494,180
	J-Stream, Inc.	9,500	260,226
	Kadokawa Corp.	5,916	231,009
*	KLab, Inc.	141,900	841,789
	LIFULL Co., Ltd.	327,500	996,100
	Macromill, Inc.	234,500	1,659,086
	MarkLines Co., Ltd.	67,000	1,677,043
	Marvelous, Inc.	195,700	1,316,708
	Members Co., Ltd.	45,500	1,312,979
	Mixi, Inc.	229,900	5,790,859
*	Mobile Factory, Inc.	10,500	102,789
	MTI, Ltd.	131,000	874,817
*	Mynet, Inc.	3,500	21,983
	Okinawa Cellular Telephone Co.	80,100	3,810,313
#	Orchestra Holdings, Inc.	3,000	75,519
#*	PR Times, Inc.	11,900	344,532
	Proto Corp.	155,200	1,968,226

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Septeni Holdings Co., Ltd.	85,300	$321,585
*	Shobunsha Holdings, Inc.	214,700	968,273
	SKY Perfect JSAT Holdings, Inc.	878,700	3,324,340
	SoldOut, Inc.	6,300	107,937
	Tohokushinsha Film Corp.	90,500	542,908
#	Tokyu Recreation Co., Ltd.	19,200	834,689
#	Tow Co., Ltd.	259,000	744,820
	TV Asahi Holdings Corp.	53,100	825,339
	Tv Tokyo Holdings Corp.	75,900	1,427,368
	Usen-Next Holdings Co., Ltd.	52,500	1,157,890
	ValueCommerce Co., Ltd.	102,100	3,543,162
#	V-Cube, Inc.	80,700	1,728,115
	Vector, Inc.	192,300	1,817,725
*	Vision, Inc.	2,300	22,731
	Wowow, Inc.	35,500	771,236
	Zenrin Co., Ltd.	229,350	2,269,153
TOTAL COMMUNICATION SERVICES			86,220,708
CONSUMER DISCRETIONARY — (14.6%)
	Adastria Co., Ltd.	160,640	2,770,862
*	Adventure, Inc.	8,800	526,461
	Aeon Fantasy Co., Ltd.	48,932	862,014
	Ahresty Corp.	152,700	674,952
#*	Aigan Co., Ltd.	60,800	125,951
	Ainavo Holdings Co., Ltd.	5,600	53,563
	Aisan Industry Co., Ltd.	213,700	1,866,710
*	Akebono Brake Industry Co., Ltd.	225,300	350,740
#	Alleanza Holdings Co., Ltd.	80,800	977,146
	Alpen Co., Ltd.	104,100	2,926,302
	Alpha Corp.	38,400	406,477
	Amiyaki Tei Co., Ltd.	28,200	744,549
	AOKI Holdings, Inc.	244,500	1,463,005
#*	Aoyama Trading Co., Ltd.	262,000	1,674,786
	Arata Corp.	87,100	3,399,330
	Arcland Sakamoto Co., Ltd.	6,800	93,797
	Arcland Service Holdings Co., Ltd.	77,100	1,592,453
	Asahi Co., Ltd.	102,000	1,233,215
	Asante, Inc.	43,400	686,057
#*	Ashimori Industry Co., Ltd.	29,499	310,490
	ASKUL Corp.	136,300	2,057,448
	Asti Corp.	19,400	485,047
#	Atom Corp.	553,700	3,924,548
*	Atsugi Co., Ltd.	103,500	601,464
	Aucnet, Inc.	28,200	409,973
	Autobacs Seven Co., Ltd.	438,800	6,454,964
	Avantia Co., Ltd.	74,800	627,181
	Baroque Japan, Ltd.	90,200	725,747
*	Beaglee, Inc.	35,300	485,166
	Beauty Garage, Inc.	18,600	707,656
	Beenos, Inc.	7,100	212,166
	Belluna Co., Ltd.	335,500	2,849,553
	Benesse Holdings, Inc.	157,600	3,626,525
#	Bic Camera, Inc.	271,000	2,800,898
#	Bookoff Group Holdings, Ltd.	66,600	590,997
	Can Do Co., Ltd.	60,900	1,053,959
	Central Automotive Products, Ltd.	81,500	2,487,082
	Central Sports Co., Ltd.	45,100	980,919
#	Chieru Co., Ltd.	1,900	19,405
	Chiyoda Co., Ltd.	113,500	902,023

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	128,100	$2,330,465
	Chuo Spring Co., Ltd.	76,000	831,019
	Cleanup Corp.	139,400	689,528
	Colowide Co., Ltd.	8,100	146,414
	Corona Corp., Class A	97,200	807,077
#*	Create Restaurants Holdings, Inc.	558,900	4,732,172
	Curves Holdings Co., Ltd.	157,000	1,170,315
	Daido Metal Co., Ltd.	256,600	1,416,877
*	Daidoh, Ltd.	97,800	155,148
	Daikoku Denki Co., Ltd.	56,400	464,718
	Daikyonishikawa Corp.	255,500	1,647,350
	Dainichi Co., Ltd.	65,200	451,347
	DCM Holdings Co., Ltd.	713,300	7,030,088
	Doshisha Co., Ltd.	156,400	2,462,389
	Doutor Nichires Holdings Co., Ltd.	179,486	2,735,541
	Dynic Corp.	36,400	237,434
	Eagle Industry Co., Ltd.	165,900	1,961,511
	EAT& Holdings Co, Ltd.	33,000	617,918
#	EDION Corp.	514,500	5,319,208
	Edulab, Inc.	6,200	258,476
	Enigmo, Inc.	147,600	1,930,549
	ES-Con Japan, Ltd.	99,000	691,302
	Eslead Corp.	45,200	665,798
	ESTELLE Holdings Co., Ltd.	12,600	75,269
	Exedy Corp.	178,100	2,697,063
	FCC Co., Ltd.	225,300	3,229,930
	Felissimo Corp.	17,800	241,154
	Fields Corp.	23,100	112,482
	Fine Sinter Co., Ltd.	10,300	182,205
	First Juken Co., Ltd.	42,500	448,790
	First-corp, Inc.	45,300	316,381
	FJ Next Co., Ltd.	100,900	947,685
	Foster Electric Co., Ltd.	131,900	1,091,366
	F-Tech, Inc.	85,300	583,310
	Fuji Corp.	72,800	810,626
	Fuji Corp., Ltd.	168,200	985,572
	Fuji Kyuko Co., Ltd.	8,600	397,812
	Fujibo Holdings, Inc.	63,300	2,306,035
	Fujikura Composites, Inc.	127,100	577,084
	Fujio Food Group, Inc.	16,800	206,232
	Fujishoji Co., Ltd.	51,200	423,774
	FuKoKu Co., Ltd.	66,400	617,841
#	Furukawa Battery Co., Ltd. (The)	88,000	1,318,117
	Furyu Corp.	100,400	1,297,148
	Futaba Industrial Co., Ltd.	346,800	1,802,206
#	Gakkyusha Co., Ltd.	49,300	606,111
	Genki Sushi Co., Ltd.	29,900	687,600
	Geo Holdings Corp.	213,100	2,380,969
*	Gfoot Co., Ltd.	66,600	251,355
	GLOBERIDE, Inc.	53,099	2,573,146
#*	Gokurakuyu Holdings Co., Ltd.	31,000	85,611
	Golf Digest Online, Inc.	61,600	928,989
	GSI Creos Corp.	63,184	562,121
	G-Tekt Corp.	145,100	2,059,390
	Gunze, Ltd.	102,300	4,429,593
	H2O Retailing Corp.	409,945	3,104,075
	Hagihara Industries, Inc.	79,000	1,029,115
#*	Hakuyosha Co., Ltd.	12,400	249,144
#	Hamee Corp.	36,100	513,904

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Handsman Co., Ltd.	39,600	$560,056
	Happinet Corp.	99,600	1,320,775
	Harada Industry Co., Ltd.	23,300	193,425
	Hard Off Corp. Co., Ltd.	58,800	412,841
	Haruyama Holdings, Inc.	54,800	314,951
	Heian Ceremony Service Co., Ltd.	8,300	67,868
	Heiwa Corp.	93,900	1,642,595
	HI-LEX Corp.	115,600	1,755,861
#	Himaraya Co., Ltd.	32,100	322,957
	Hinokiya Group Co., Ltd.	700	15,746
#*	Hiramatsu, Inc.	25,200	43,157
	H-One Co., Ltd.	136,000	919,389
	Honeys Holdings Co., Ltd.	114,040	1,183,538
	Hoosiers Holdings	227,700	1,502,921
#*	Hotland Co., Ltd.	41,100	483,472
#*	House Do Co., Ltd.	28,700	260,092
	IBJ, Inc.	86,800	856,800
	Ichibanya Co., Ltd.	95,758	4,251,810
	Ichikoh Industries, Ltd.	162,000	1,087,480
	IDOM, Inc.	380,600	3,486,023
	IJTT Co., Ltd.	143,880	923,014
#	Imasen Electric Industrial	30,100	192,034
*	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	177,400	1,494,877
#	Janome Sewing Machine Co., Ltd.	104,900	734,501
	Japan Best Rescue System Co., Ltd.	114,400	1,076,968
	Japan Wool Textile Co., Ltd. (The)	347,600	3,126,375
#	JFLA Holdings, Inc.	106,300	375,270
	JINS Holdings, Inc.	82,900	5,429,043
*	Joban Kosan Co., Ltd.	42,799	560,605
	Joshin Denki Co., Ltd.	109,800	2,726,991
	Joyful Honda Co., Ltd.	27,500	347,130
#	JP-Holdings, Inc.	339,700	846,166
	JVCKenwood Corp.	765,400	1,649,692
#*	Kasai Kogyo Co., Ltd.	159,200	584,127
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	1,367,766
	Keiyo Co., Ltd.	245,000	1,869,283
	KeyHolder, Inc.	2,100	16,785
	KFC Holdings Japan, Ltd.	69,400	1,803,965
	King Co., Ltd.	54,100	223,789
*	Kintetsu Department Store Co., Ltd.	53,900	1,513,277
	Ki-Star Real Estate Co., Ltd.	48,700	2,206,822
	Kohnan Shoji Co., Ltd.	152,700	6,203,190
#	Kojima Co., Ltd.	189,400	1,192,854
	Komatsu Matere Co., Ltd.	209,500	1,769,802
	KOMEDA Holdings Co., Ltd.	304,100	5,701,118
	Komehyo Holdings Co., Ltd.	39,800	463,369
	Komeri Co., Ltd.	206,400	5,005,801
#	Konaka Co., Ltd.	163,506	518,950
	K's Holdings Corp.	43,800	517,483
	KU Holdings Co., Ltd.	115,500	1,056,524
	Kura Sushi, Inc.	38,600	1,437,159
	Kurabo Industries, Ltd.	119,500	2,122,718
	KYB Corp.	131,300	4,318,677
	LEC, Inc.	156,800	1,589,110
	LITALICO, Inc.	44,900	2,157,778
	Locondo, Inc.	20,800	274,459
	Look Holdings, Inc.	24,200	299,072
	Mamiya-Op Co., Ltd.	25,100	153,549

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Mars Group Holdings Corp.	83,200	$1,239,440
#	Maruzen CHI Holdings Co., Ltd.	106,300	379,581
	Matsuoka Corp.	3,200	46,304
	Matsuyafoods Holdings Co., Ltd.	56,700	1,888,038
#	Media Do Co., Ltd.	32,700	1,349,832
#	Meiko Network Japan Co., Ltd.	134,900	737,161
	Meiwa Estate Co., Ltd.	78,000	434,376
#	Mikuni Corp.	154,900	463,694
*	Mitsuba Corp.	209,590	1,515,320
	Mizuno Corp.	118,000	2,705,271
	Monogatari Corp. (The)	62,600	3,889,742
	Morito Co., Ltd.	105,900	634,327
	MrMax Holdings, Ltd.	158,200	953,963
	Murakami Corp.	30,200	873,668
	Musashi Seimitsu Industry Co., Ltd.	302,800	6,295,075
	Nafco Co., Ltd.	50,300	860,303
	Nagase Brothers, Inc.	200	10,382
	Nagawa Co., Ltd.	44,300	3,551,761
	Nakayamafuku Co., Ltd.	74,400	297,297
	New Art Holdings Co., Ltd.	8,934	103,385
	Nextage Co., Ltd.	193,700	3,983,925
	NHK Spring Co., Ltd.	662,000	5,114,800
	Nichirin Co., Ltd.	61,160	904,114
	Nihon House Holdings Co., Ltd.	283,600	989,938
	Nihon Plast Co., Ltd.	107,800	695,717
	Nihon Tokushu Toryo Co., Ltd.	79,400	803,017
	Nikki Co., Ltd.	2,100	34,966
	Nippon Felt Co., Ltd.	84,000	341,888
	Nippon Piston Ring Co., Ltd.	46,000	565,667
	Nippon Seiki Co., Ltd.	303,200	3,516,649
	Nishikawa Rubber Co., Ltd.	32,400	455,069
#	Nishimatsuya Chain Co., Ltd.	254,500	3,109,322
	Nissan Shatai Co., Ltd.	495,000	3,255,031
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	392,251
	Nittan Valve Co., Ltd.	93,500	276,962
	Nojima Corp.	199,700	5,190,653
	NOK Corp.	138,700	1,834,670
	Ohashi Technica, Inc.	66,800	914,801
	Ohsho Food Service Corp.	84,200	4,511,932
*	Oisix ra daichi, Inc.	80,100	2,848,225
	Onward Holdings Co., Ltd.	625,700	1,718,057
	Ozu Corp.	19,000	327,887
	Pacific Industrial Co., Ltd.	283,500	3,450,684
	PAL GROUP Holdings Co., Ltd.	135,300	2,161,935
	PAPYLESS Co., Ltd.	33,000	472,298
	Paris Miki Holdings, Inc.	131,400	320,581
#	PC Depot Corp.	183,381	800,155
	People Co., Ltd.	14,600	133,123
	Piolax, Inc.	196,900	2,737,716
	Plenus Co., Ltd.	54,000	1,039,936
	Press Kogyo Co., Ltd.	629,500	2,065,532
#	Pressance Corp.	92,900	1,356,256
*	QB Net Holdings Co., Ltd.	18,200	269,069
	Raccoon Holdings, Inc.	90,200	1,938,034
*	Regal Corp.	1,500	27,179
#	Renaissance, Inc.	74,700	766,225
	Resorttrust, Inc.	440,600	7,241,706
	Rhythm Co., Ltd.	43,600	334,048
	Riberesute Corp.	46,100	333,299

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ride On Express Holdings Co., Ltd.	46,900	$631,176
#*	Right On Co., Ltd.	100,725	701,107
	Riken Corp.	59,500	1,411,719
	Riso Kyoiku Co., Ltd.	626,300	2,069,460
	Rock Field Co., Ltd.	94,800	1,262,739
	Roland Corp.	12,300	585,280
	Sac's Bar Holdings, Inc.	125,350	675,402
	Saizeriya Co., Ltd.	187,300	4,613,856
	Sakai Ovex Co., Ltd.	31,499	1,094,420
	San Holdings, Inc.	59,900	693,637
	Sanei Architecture Planning Co., Ltd.	55,200	995,295
	Sangetsu Corp.	291,250	4,232,345
	Sankyo Co., Ltd.	130,600	3,259,281
	Sankyo Seiko Co., Ltd.	248,900	1,241,000
	Sanoh Industrial Co., Ltd.	157,800	1,787,538
	Sanyei Corp.	4,300	79,857
#	Sanyo Electric Railway Co., Ltd.	112,598	1,991,347
*	Sanyo Shokai, Ltd.	62,699	493,895
#	Scroll Corp.	182,600	1,439,645
	Seiko Holdings Corp.	165,881	3,464,635
	Seiren Co., Ltd.	304,000	6,182,670
	Senshukai Co., Ltd.	174,600	589,664
#*	Shidax Corp.	137,200	381,046
	Shikibo, Ltd.	65,500	558,260
	Shimojima Co., Ltd.	46,100	451,672
	Shoei Co., Ltd.	152,600	6,393,185
*	Silver Life Co., Ltd.	2,000	34,383
	Snow Peak, Inc.	65,500	2,436,444
#	SNT Corp.	197,100	446,705
	Soft99 Corp.	83,400	993,442
	Sotoh Co., Ltd.	47,400	349,362
	Space Value Holdings Co., Ltd.	199,500	1,426,215
	SPK Corp.	45,400	567,880
*	SRS Holdings Co., Ltd.	18,800	138,943
	St Marc Holdings Co., Ltd.	100,800	1,466,993
	Step Co., Ltd.	61,500	1,008,594
	Suminoe Textile Co., Ltd.	32,800	611,159
	Sumitomo Riko Co., Ltd.	252,100	1,858,919
#	Suncall Corp.	129,600	536,865
	Syuppin Co., Ltd.	124,400	1,276,642
*	T RAD Co., Ltd.	37,900	971,302
	Tachikawa Corp.	69,800	838,871
	Tachi-S Co., Ltd.	198,640	2,648,370
	Taiho Kogyo Co., Ltd.	113,300	963,421
	Takashimaya Co., Ltd.	702,000	7,284,504
*	Take And Give Needs Co., Ltd.	65,910	552,884
	Takihyo Co., Ltd.	30,600	520,829
	Tama Home Co., Ltd.	91,000	2,119,137
	Tamron Co., Ltd.	105,800	2,541,385
	Tbk Co., Ltd.	155,300	582,931
#	Tear Corp.	60,900	263,574
	Temairazu, Inc.	5,400	278,843
	Tenpos Holdings Co., Ltd.	10,600	204,331
	T-Gaia Corp.	132,300	2,385,811
#	Tigers Polymer Corp.	79,800	325,314
	Toa Corp.	161,700	1,214,517
	Toabo Corp.	45,799	178,250
	Tokai Rika Co., Ltd.	322,000	5,018,154
	Token Corp.	47,250	4,265,515

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Tokyo Base Co., Ltd.	106,600	$716,184
	Tokyo Individualized Educational Institute, Inc.	78,300	444,136
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	137,412
	Tokyotokeiba Co., Ltd.	76,000	3,026,715
	Tomy Co., Ltd.	565,593	4,968,338
	Topre Corp.	224,500	3,245,405
	Toridoll Holdings Corp.	288,200	5,319,609
#*	Torikizoku Holdings Co., Ltd.	6,100	96,420
	Tosho Co., Ltd.	96,100	1,467,826
	TPR Co., Ltd.	157,300	2,203,566
	Treasure Factory Co., Ltd.	10,300	93,153
	TS Tech Co., Ltd.	304,286	4,526,955
*	TSI Holdings Co., Ltd.	322,495	997,182
*	Tsukada Global Holdings, Inc.	86,100	238,474
#	Tsukamoto Corp. Co., Ltd.	18,100	242,535
	Tsutsumi Jewelry Co., Ltd.	41,500	906,300
	Unipres Corp.	241,100	2,177,592
*	United Arrows, Ltd.	44,800	778,769
*	Unitika, Ltd.	277,400	850,167
*	Universal Entertainment Corp.	63,300	1,366,693
*	Village Vanguard Co., Ltd.	35,500	340,490
	VT Holdings Co., Ltd.	526,200	2,349,509
	Wacoal Holdings Corp.	269,100	6,129,069
	Waseda Academy Co., Ltd.	30,400	254,375
	Watts Co., Ltd.	52,100	438,194
	Weds Co., Ltd.	14,500	70,238
*	World Co., Ltd.	27,700	339,016
	Xebio Holdings Co., Ltd.	158,600	1,454,170
	Yachiyo Industry Co., Ltd.	40,800	220,521
	Yagi & Co., Ltd.	18,600	252,969
	Yamato International, Inc.	100,500	308,285
	Yasunaga Corp.	53,200	544,328
	Yellow Hat, Ltd.	222,800	4,294,347
	Yondoshi Holdings, Inc.	97,520	1,612,001
	Yorozu Corp.	134,600	1,501,961
	Yutaka Giken Co., Ltd.	8,700	160,296
TOTAL CONSUMER DISCRETIONARY			461,281,337
CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	192,500	1,816,957
	AFC-HD AMS Life Science Co., Ltd.	49,500	573,657
	Ain Holdings, Inc.	49,600	3,036,258
	Albis Co., Ltd.	38,700	822,398
	Arcs Co., Ltd.	274,400	5,588,714
	Artnature, Inc.	116,400	721,481
	Axial Retailing, Inc.	105,200	3,650,142
	Belc Co., Ltd.	67,800	3,324,598
	Bourbon Corp.	50,700	1,186,479
	Bull-Dog Sauce Co., Ltd.	3,000	58,475
	Cawachi, Ltd.	55,400	1,120,057
#*	C'BON COSMETICS Co., Ltd.	10,800	191,299
	Chubu Shiryo Co., Ltd.	152,100	1,589,005
	Chuo Gyorui Co., Ltd.	9,800	262,978
#	cocokara fine, Inc.	127,060	9,485,879
	Como Co., Ltd.	2,600	61,363
#	Cota Co., Ltd.	100,365	1,328,275
	Create SD Holdings Co., Ltd.	78,000	2,618,095
	Daikokutenbussan Co., Ltd.	35,500	2,048,047
	Delica Foods Holdings Co., Ltd.	66,400	395,702

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	DyDo Group Holdings, Inc.	58,800	$2,854,402
	Earth Corp.	47,100	2,789,319
	Ebara Foods Industry, Inc.	27,900	675,860
	Eco's Co., Ltd.	43,100	734,810
	Ensuiko Sugar Refining Co., Ltd.	86,200	175,416
	Feed One Co., Ltd.	155,448	1,048,136
*	First Baking Co., Ltd.	12,000	95,962
	Fuji Co., Ltd.	118,700	2,111,229
	Fuji Oil Holdings, Inc.	58,200	1,317,442
	Fujicco Co., Ltd.	125,300	2,197,514
	Fujiya Co., Ltd.	67,800	1,400,564
	G-7 Holdings, Inc.	69,600	2,321,308
	Genky DrugStores Co., Ltd.	49,800	1,839,580
#	HABA Laboratories, Inc.	15,000	522,644
	Hagoromo Foods Corp.	17,900	511,123
	Halows Co., Ltd.	52,600	1,361,176
	Hayashikane Sangyo Co., Ltd.	29,400	157,704
	Heiwado Co., Ltd.	194,900	3,712,915
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	690,624
	Hokuto Corp.	135,500	2,377,078
#	Ichimasa Kamaboko Co., Ltd.	37,500	316,069
	Imuraya Group Co., Ltd.	60,500	1,265,860
	Inageya Co., Ltd.	9,300	122,526
	Itochu-Shokuhin Co., Ltd.	35,100	1,654,334
	Itoham Yonekyu Holdings, Inc.	624,900	4,156,623
	Iwatsuka Confectionery Co., Ltd.	7,700	279,432
#	JM Holdings Co., Ltd.	71,100	1,359,495
	J-Oil Mills, Inc.	128,200	2,165,772
	Kadoya Sesame Mills, Inc.	15,600	569,188
	Kagome Co., Ltd.	37,000	950,172
	Kakiyasu Honten Co., Ltd.	52,800	1,216,867
	Kameda Seika Co., Ltd.	83,900	3,463,867
#	Kaneko Seeds Co., Ltd.	41,300	537,358
	Kansai Super Market, Ltd.	89,900	968,517
	Kato Sangyo Co., Ltd.	152,100	4,627,080
	Kenko Mayonnaise Co., Ltd.	79,700	1,044,835
	Key Coffee, Inc.	4,900	94,718
	Kitanotatsujin Corp.	258,100	1,272,867
	KOIKE YA, Inc.	300	13,819
	Kusuri no Aoki Holdings Co., Ltd.	15,500	1,038,054
#	Kyokuyo Co., Ltd.	63,799	1,728,580
	Lacto Japan Co., Ltd.	33,100	808,643
	Life Corp.	44,800	1,565,023
	Mandom Corp.	19,100	323,833
	Marudai Food Co., Ltd.	136,300	2,153,665
	Maruha Nichiro Corp.	198,407	4,398,944
	Maxvalu Tokai Co., Ltd.	45,200	1,034,937
	Medical System Network Co., Ltd.	161,200	1,089,146
	Megmilk Snow Brand Co., Ltd.	277,400	5,213,604
	Meito Sangyo Co., Ltd.	57,500	847,269
	Milbon Co., Ltd.	154,752	8,537,004
	Ministop Co., Ltd.	90,500	1,179,172
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,758,592
	Mitsui DM Sugar Holdings Co., Ltd.	104,670	1,781,395
	Miyoshi Oil & Fat Co., Ltd.	42,900	489,307
	Morinaga & Co., Ltd.	99,799	3,166,254
	Morinaga Milk Industry Co., Ltd.	82,500	4,622,748
	Morozoff, Ltd.	18,900	927,840
	Nagatanien Holdings Co., Ltd.	76,300	1,477,468

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nakamuraya Co., Ltd.	28,400	$969,626
#	Natori Co., Ltd.	64,300	1,134,471
	Nichimo Co., Ltd.	17,000	320,036
	Nihon Chouzai Co., Ltd.	68,420	1,070,209
	Niitaka Co., Ltd.	2,860	53,122
	Nippn Corp.	374,600	5,385,558
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,007,440
	Nippon Suisan Kaisha, Ltd.	1,794,300	9,308,633
	Nishimoto Co., Ltd.	13,300	325,857
	Nisshin Oillio Group, Ltd. (The)	168,800	4,648,341
	Nissin Sugar Co., Ltd.	103,300	1,595,332
	Nitto Fuji Flour Milling Co., Ltd.	8,100	488,640
	Noevir Holdings Co., Ltd.	55,300	2,762,268
	Oenon Holdings, Inc.	317,700	1,077,611
#*	OIE Sangyo Co., Ltd.	22,000	241,310
	Okuwa Co., Ltd.	153,500	1,528,297
	Olympic Group Corp.	52,200	366,674
	OUG Holdings, Inc.	19,800	519,963
	Pickles Corp.	25,000	844,102
	Prima Meat Packers, Ltd.	172,000	4,663,737
	Qol Holdings Co., Ltd.	162,300	2,249,936
	Retail Partners Co., Ltd.	107,600	1,183,228
	Riken Vitamin Co., Ltd.	148,900	2,166,112
	Rokko Butter Co., Ltd.	82,400	1,145,155
	S Foods, Inc.	116,762	3,646,910
	S&B Foods, Inc.	42,798	1,843,674
#	Sagami Rubber Industries Co., Ltd.	57,700	552,173
	Sakata Seed Corp.	14,000	458,466
	San-A Co., Ltd.	114,500	4,270,612
	Sapporo Holdings, Ltd.	333,900	7,100,322
	Sato Foods Co., Ltd.	800	37,347
	Satudora Holdings Co., Ltd.	1,300	24,633
	Shinobu Foods Products Co., Ltd.	1,600	9,060
	Shoei Foods Corp.	68,000	2,431,014
	Showa Sangyo Co., Ltd.	114,300	3,123,049
#	Soiken Holdings, Inc.	24,200	93,195
	ST Corp.	18,900	299,184
	Starzen Co., Ltd.	90,600	1,797,553
	Takara Holdings, Inc.	8,400	97,744
*	Toho Co., Ltd.	49,900	691,420
#	Torigoe Co., Ltd. (The)	94,500	686,472
	Toyo Sugar Refining Co., Ltd.	14,500	158,425
#	Transaction Co., Ltd.	89,700	1,040,555
	United Super Markets Holdings, Inc.	353,200	3,455,201
	Valor Holdings Co., Ltd.	225,800	4,795,251
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,804,196
	Watahan & Co., Ltd.	97,400	1,108,108
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	541,588
	YAKUODO Holdings Co., Ltd.	69,400	1,462,517
	Yamami Co.	1,200	20,239
	YA-MAN, Ltd.	149,500	1,685,909
	Yamatane Corp.	61,600	879,492
#	Yamaya Corp.	25,000	529,552
#	Yamazawa Co., Ltd.	11,800	185,451
	Yaoko Co., Ltd.	15,200	917,244
	Yokohama Reito Co., Ltd.	322,900	2,620,502
	Yomeishu Seizo Co., Ltd.	48,700	805,742
*	Yoshimura Food Holdings KK	5,300	37,448
#	Yuasa Funashoku Co., Ltd.	14,300	396,138

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Yutaka Foods Corp.	3,900	$67,597
TOTAL CONSUMER STAPLES			234,725,183
ENERGY — (1.0%)
	BP Castrol K.K.	44,100	544,042
	Cosmo Energy Holdings Co., Ltd.	344,800	8,019,106
	Fuji Kosan Co., Ltd.	4,400	41,899
	Fuji Oil Co., Ltd.	292,200	652,166
	Itochu Enex Co., Ltd.	351,400	3,222,818
	Japan Oil Transportation Co., Ltd.	15,500	368,415
	Japan Petroleum Exploration Co., Ltd.	226,200	3,758,703
	Mitsuuroko Group Holdings Co., Ltd.	203,900	2,339,127
	Modec, Inc.	128,800	2,156,876
	Nippon Coke & Engineering Co., Ltd.	978,100	911,379
	Sala Corp.	324,100	1,752,745
#	San-Ai Oil Co., Ltd.	396,200	4,940,062
	Sinanen Holdings Co., Ltd.	47,500	1,319,060
	Toa Oil Co., Ltd.	46,200	1,169,916
	Toyo Kanetsu K.K.	48,700	1,058,195
TOTAL ENERGY			32,254,509
FINANCIALS — (8.1%)
	77 Bank, Ltd. (The)	364,552	3,867,304
#	Advance Create Co., Ltd.	63,400	580,889
	Aichi Bank, Ltd. (The)	48,700	1,427,662
	Aiful Corp.	1,629,000	5,120,054
#	Aizawa Securities Co., Ltd.	214,900	2,046,617
	Akatsuki Corp.	118,100	410,202
	Akita Bank, Ltd. (The)	88,440	1,125,701
	Anicom Holdings, Inc.	55,400	437,198
	Aomori Bank, Ltd. (The)	125,000	2,263,979
	Aozora Bank, Ltd.	58,800	1,323,468
*	Aruhi Corp.	41,600	526,288
	Asax Co., Ltd.	9,300	58,575
	Awa Bank, Ltd. (The)	242,300	4,385,587
	Bank of Iwate, Ltd. (The)	84,700	1,291,180
#	Bank of Kochi, Ltd. (The)	54,300	396,048
	Bank of Nagoya, Ltd. (The)	75,630	1,706,542
	Bank of Okinawa, Ltd. (The)	145,260	3,276,376
	Bank of Saga, Ltd. (The)	84,120	1,053,081
	Bank of the Ryukyus, Ltd.	237,880	1,570,752
#	Bank of Toyama, Ltd. (The)	14,500	271,771
#	Casa, Inc.	3,200	27,419
	Chiba Kogyo Bank, Ltd. (The)	264,158	615,568
	Chugoku Bank, Ltd. (The)	564,700	4,490,540
	Chukyo Bank, Ltd. (The)	70,400	899,455
	Credit Saison Co., Ltd.	362,400	4,322,756
	Daishi Hokuetsu Financial Group, Inc.	271,000	5,990,378
	Daito Bank, Ltd. (The)	62,600	350,331
*	Dream Incubator, Inc.	900	7,316
	eGuarantee, Inc.	178,100	3,813,892
#	Ehime Bank, Ltd. (The)	216,700	1,487,127
	Entrust, Inc.	28,900	175,227
	FIDEA Holdings Co., Ltd.	1,258,300	1,391,334
	First Bank of Toyama, Ltd. (The)	294,300	728,197
	First Brothers Co., Ltd.	31,900	290,283
	Fukui Bank, Ltd. (The)	136,000	1,786,358
*	Fukushima Bank, Ltd. (The)	17,200	36,925

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Fuyo General Lease Co., Ltd.	115,400	$7,540,341
	GCA Corp.	125,600	1,194,959
#	GMO Financial Holdings, Inc.	252,300	1,912,988
	Gunma Bank, Ltd. (The)	1,797,040	5,742,271
	Hachijuni Bank, Ltd. (The)	1,125,200	3,640,283
	Hirogin Holdings, Inc.	1,326,200	7,136,214
	Hirose Tusyo, Inc.	20,800	446,048
	Hokkoku Bank, Ltd. (The)	150,800	2,806,370
	Hokuhoku Financial Group, Inc.	832,900	6,014,980
	Hyakugo Bank, Ltd. (The)	1,433,909	4,003,620
	Hyakujushi Bank, Ltd. (The)	134,700	1,859,355
	Ichiyoshi Securities Co., Ltd.	219,700	1,209,175
	IwaiCosmo Holdings, Inc.	121,900	1,554,488
	Iyo Bank, Ltd. (The)	927,518	4,576,636
*	J Trust Co., Ltd.	335,100	1,120,569
	Jaccs Co., Ltd.	138,700	3,225,593
	Jafco Group Co., Ltd.	204,100	11,659,170
*	Japan Asia Investment Co., Ltd.	93,300	296,918
	Japan Investment Adviser Co., Ltd.	70,300	949,586
	Japan Securities Finance Co., Ltd.	581,200	4,341,908
#	Jimoto Holdings, Inc.	102,850	598,456
	Juroku Bank, Ltd. (The)	191,700	3,387,964
	Keiyo Bank, Ltd. (The)	700,300	2,674,921
	Kita-Nippon Bank, Ltd. (The)	43,506	621,791
	Kiyo Bank, Ltd. (The)	430,890	5,749,149
	Kyokuto Securities Co., Ltd.	146,800	1,065,426
	Kyushu Financial Group, Inc.	1,383,437	4,936,545
	Kyushu Leasing Service Co., Ltd.	34,000	201,239
*	M&A Capital Partners Co., Ltd.	82,500	3,994,524
	Marusan Securities Co., Ltd.	336,700	1,825,272
	Matsui Securities Co., Ltd.	237,100	1,703,860
	Mebuki Financial Group, Inc.	1,114,300	2,384,835
#	Mercuria Holdings Co., Ltd.	70,500	471,373
	Michinoku Bank, Ltd. (The)	261,898	2,184,225
#	Minkabu The Infonoid, Inc.	21,700	770,986
#	Mito Securities Co., Ltd.	359,500	961,850
	Miyazaki Bank, Ltd. (The)	107,900	1,955,793
	Mizuho Leasing Co., Ltd.	188,600	6,259,426
	Monex Group, Inc.	954,600	6,016,743
#	Money Partners Group Co., Ltd.	149,100	292,164
	Mortgage Service Japan, Ltd.	5,600	51,904
	Musashino Bank, Ltd. (The)	205,300	3,078,955
	Nagano Bank, Ltd. (The)	45,499	461,406
	Nanto Bank, Ltd. (The)	191,700	3,291,412
	NEC Capital Solutions, Ltd.	55,100	1,080,734
	NFC Holdings, Inc.	4,200	76,467
	Nishi-Nippon Financial Holdings, Inc.	842,300	4,735,622
	North Pacific Bank, Ltd.	1,824,600	3,902,955
#*	OAK Capital Corp.	319,800	326,418
	Ogaki Kyoritsu Bank, Ltd. (The)	238,100	4,011,696
	Oita Bank, Ltd. (The)	84,199	1,297,204
	Okasan Securities Group, Inc.	1,062,700	3,871,948
	Orient Corp.	679,500	852,883
	Premium Group Co., Ltd.	17,000	520,867
	Ricoh Leasing Co., Ltd.	93,200	2,937,257
	San ju San Financial Group, Inc.	120,293	1,564,782
	San-In Godo Bank, Ltd. (The)	977,400	4,866,845
	Sawada Holdings Co., Ltd.	152,200	1,412,709
	Senshu Ikeda Holdings, Inc.	1,280,018	1,844,478

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Seven Bank, Ltd.	561,000	$1,223,792
	Shiga Bank, Ltd. (The)	300,900	5,109,954
	Shikoku Bank, Ltd. (The)	258,600	1,650,449
	Shimizu Bank, Ltd. (The)	54,600	766,980
	Sparx Group Co., Ltd.	604,900	1,368,960
	Strike Co., Ltd.	47,700	1,597,148
	Suruga Bank, Ltd.	364,900	1,104,013
	Taiko Bank, Ltd. (The)	41,800	482,869
	Tochigi Bank, Ltd. (The)	565,200	866,144
	Toho Bank, Ltd. (The)	1,298,700	2,455,363
#	Tohoku Bank, Ltd. (The)	64,700	588,997
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	4,567,940
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,385,218
	Tomato Bank, Ltd.	54,500	516,493
	TOMONY Holdings, Inc.	937,250	2,553,070
	Tottori Bank, Ltd. (The)	56,400	574,843
	Towa Bank, Ltd. (The)	184,000	827,741
#	Toyo Securities Co., Ltd.	378,800	524,283
	Traders Holdings Co., Ltd.	13,720	42,256
	Tsukuba Bank, Ltd.	402,600	620,980
*	Uzabase, Inc.	7,900	165,830
	Yamagata Bank, Ltd. (The)	147,600	1,142,286
	Yamaguchi Financial Group, Inc.	1,109,872	6,380,510
	Yamanashi Chuo Bank, Ltd. (The)	162,526	1,213,335
TOTAL FINANCIALS			257,756,390
HEALTH CARE — (4.7%)
	Advantage Risk Management Co., Ltd.	38,800	395,635
	As One Corp.	10,100	1,372,227
	ASKA Pharmaceutical Holdings Co., Ltd.	161,700	1,449,498
	Astena Holdings Co., Ltd.	156,700	797,463
	BML, Inc.	149,600	5,166,832
	Carenet, Inc.	25,600	1,659,781
	CE Holdings Co., Ltd.	3,400	17,188
*	CellSource Co., Ltd.	400	52,413
	Charm Care Corp. KK	57,500	579,929
	CMIC Holdings Co., Ltd.	60,600	789,650
	Create Medic Co., Ltd.	38,700	339,052
	Daiken Medical Co., Ltd.	111,400	543,727
	Daito Pharmaceutical Co., Ltd.	77,380	2,348,541
#	Dvx, Inc.	44,300	399,590
	Eiken Chemical Co., Ltd.	198,100	4,129,801
	Elan Corp.	172,200	1,872,876
	EM Systems Co., Ltd.	239,700	1,791,742
	FALCO HOLDINGS Co., Ltd.	53,300	837,959
	FINDEX, Inc.	94,500	934,911
	France Bed Holdings Co., Ltd.	153,900	1,284,797
	Fuji Pharma Co., Ltd.	99,100	1,019,568
	Fukuda Denshi Co., Ltd.	57,200	5,216,889
	Fuso Pharmaceutical Industries, Ltd.	45,600	972,595
#*	GNI Group, Ltd.	54,200	786,762
	H.U. Group Holdings, Inc.	336,700	8,740,831
	Hogy Medical Co., Ltd.	84,200	2,647,883
#	I'rom Group Co., Ltd.	31,800	553,134
#*	Japan Animal Referral Medical Center Co., Ltd.	9,600	165,256
*	Japan Hospice Holdings, Inc.	1,100	18,173
	Japan Lifeline Co., Ltd.	387,300	4,875,399
	Japan Medical Dynamic Marketing, Inc.	99,300	2,197,141
	Jeol, Ltd.	154,500	10,047,012

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	JMS Co., Ltd.	96,557	$720,249
	Kaken Pharmaceutical Co., Ltd.	84,400	3,735,809
	Kanamic Network Co., Ltd.	106,000	587,741
	Kissei Pharmaceutical Co., Ltd.	171,000	3,517,998
	KYORIN Holdings, Inc.	256,000	4,148,321
	Linical Co., Ltd.	71,700	591,493
	Mani, Inc.	70,300	1,500,530
	Medical Data Vision Co., Ltd.	152,500	2,792,814
	Medikit Co., Ltd.	2,000	58,583
#	Medius Holdings Co., Ltd.	67,100	599,763
*	MedPeer, Inc.	24,300	892,019
	Menicon Co., Ltd.	52,300	3,822,863
	Mizuho Medy Co., Ltd.	22,400	513,270
	Mochida Pharmaceutical Co., Ltd.	24,598	808,080
	Nagaileben Co., Ltd.	4,200	99,071
	Nakanishi, Inc.	179,100	3,718,531
#	Nichi-iko Pharmaceutical Co., Ltd.	323,550	2,500,734
	Nihon Kohden Corp.	17,600	537,665
	Nippon Chemiphar Co., Ltd.	13,400	272,127
	Nipro Corp.	598,100	7,428,819
	Nissui Pharmaceutical Co., Ltd.	78,000	717,673
	Paramount Bed Holdings Co., Ltd.	267,500	4,781,325
	Rion Co., Ltd.	52,100	1,263,015
	Sawai Group Holdings Co., Ltd.	94,200	4,034,693
	Seed Co., Ltd.	72,900	476,332
	Seikagaku Corp.	233,700	2,290,571
	Shin Nippon Biomedical Laboratories, Ltd.	45,300	429,115
	Ship Healthcare Holdings, Inc.	123,900	3,124,483
	Shofu, Inc.	69,200	1,294,003
	Software Service, Inc.	19,600	1,761,063
	Solasto Corp.	318,000	3,885,718
	St-Care Holding Corp.	81,600	704,169
#	Taiko Pharmaceutical Co., Ltd.	55,900	500,550
	Taisho Pharmaceutical Holdings Co., Ltd.	14,350	803,644
	Techno Medica Co., Ltd.	13,800	201,167
	Toho Holdings Co., Ltd.	292,000	4,904,413
	Tokai Corp.	138,600	3,057,092
	Torii Pharmaceutical Co., Ltd.	94,600	2,194,342
	Towa Pharmaceutical Co., Ltd.	173,300	4,426,466
	Tsumura & Co.	50,800	1,602,433
#	Value HR Co., Ltd.	46,400	696,016
	Vital KSK Holdings, Inc.	272,800	1,844,170
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	320,121
	WIN-Partners Co., Ltd.	113,300	1,030,164
	ZERIA Pharmaceutical Co., Ltd.	11,200	212,214
TOTAL HEALTH CARE			149,405,687
INDUSTRIALS — (30.7%)
	A&A Material Corp.	26,000	241,485
#	Abist Co., Ltd.	19,600	523,933
	Advan Group Co., Ltd.	149,900	1,227,789
	Advanex, Inc.	17,999	208,261
	Aeon Delight Co., Ltd.	90,100	2,964,487
	Aica Kogyo Co., Ltd.	27,800	982,287
	Aichi Corp.	235,900	1,698,711
	Aida Engineering, Ltd.	313,400	2,898,105
	Ajis Co., Ltd.	28,900	925,369
	Alconix Corp.	151,600	2,014,864
	Alinco, Inc.	80,500	734,412

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Alps Logistics Co., Ltd.	111,600	$994,501
	Altech Co., Ltd.	10,900	31,945
	Altech Corp.	113,570	2,107,554
	Anest Iwata Corp.	216,200	2,085,059
	Asahi Diamond Industrial Co., Ltd.	342,600	1,685,301
	Asahi Kogyosha Co., Ltd.	25,700	761,294
	Asanuma Corp.	44,000	1,893,303
#	Asukanet Co., Ltd.	49,600	394,272
	Bando Chemical Industries, Ltd.	213,500	1,782,275
	BeNext-Yumeshin Group Co.	305,996	3,808,548
#	Br Holdings Corp.	188,100	800,783
	Bunka Shutter Co., Ltd.	361,900	3,894,415
	Canare Electric Co., Ltd.	20,300	318,491
	Career Design Center Co., Ltd.	9,700	95,321
	Central Glass Co., Ltd.	227,800	4,605,405
	Central Security Patrols Co., Ltd.	53,000	1,446,246
	Chilled & Frozen Logistics Holdings Co., Ltd.	108,700	1,639,813
#*	Chiyoda Corp.	194,400	692,971
	Chiyoda Integre Co., Ltd.	71,700	1,168,388
	Chodai Co., Ltd.	6,800	119,227
	Chori Co., Ltd.	73,000	1,255,613
	Chudenko Corp.	200,400	4,206,446
#	Chugai Ro Co., Ltd.	36,600	658,241
	Chuo Warehouse Co., Ltd.	21,000	190,262
	CKD Corp.	88,100	1,761,968
	CMC Corp.	14,600	379,373
	Comany, Inc.	4,700	51,351
	Cosel Co., Ltd.	162,700	1,514,376
	Creek & River Co., Ltd.	57,400	936,790
	CTI Engineering Co., Ltd.	72,000	1,536,162
	CTS Co., Ltd.	157,100	1,166,256
	Dai-Dan Co., Ltd.	98,500	2,371,258
#	Daido Kogyo Co., Ltd.	46,500	465,840
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	540,939
	Daihen Corp.	131,800	5,910,948
	Daiho Corp.	98,600	3,826,432
	Dai-Ichi Cutter Kogyo K.K.	44,000	554,325
	Daiichi Jitsugyo Co., Ltd.	54,200	2,304,667
	Daiichi Kensetsu Corp.	31,000	593,279
#	Daiki Axis Co., Ltd.	41,900	317,274
*	Daiohs Corp.	22,100	209,043
	Daiseki Co., Ltd.	243,963	11,291,881
#	Daiseki Eco. Solution Co., Ltd.	11,759	137,986
	Daisue Construction Co., Ltd.	48,200	439,665
	Daiwa Industries, Ltd.	214,200	2,235,054
	Denyo Co., Ltd.	107,900	1,967,158
	DMG Mori Co., Ltd.	673,200	10,518,931
	DMW Corp.	4,800	171,957
	Duskin Co., Ltd.	281,100	6,491,625
	Ebara Jitsugyo Co., Ltd.	72,400	1,886,789
	Eidai Co., Ltd.	184,700	505,082
#	EJ Holdings, Inc.	4,200	50,176
	Endo Lighting Corp.	33,400	223,092
	en-japan, Inc.	85,100	2,971,748
	Enshu, Ltd.	26,199	199,444
	EPCO Co., Ltd.	20,200	161,810
*	Escrow Agent Japan, Inc.	136,700	272,601
	F&M Co., Ltd.	41,700	508,081
#*	FDK Corp.	47,198	540,631

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Freund Corp.	75,600	$581,270
	Fudo Tetra Corp.	108,480	1,836,481
	Fuji Corp.	248,600	5,850,186
	Fuji Die Co., Ltd.	55,300	343,270
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	28,436
*	Fujikura, Ltd.	1,545,600	7,911,413
	Fujimak Corp.	12,600	92,921
	Fujisash Co., Ltd.	573,900	403,865
	Fujitec Co., Ltd.	264,100	5,867,477
	Fukuda Corp.	58,900	2,665,643
	Fukushima Galilei Co., Ltd.	83,500	3,444,251
	Fukuvi Chemical Industry Co., Ltd.	10,600	52,185
	Fukuyama Transporting Co., Ltd.	30,857	1,158,660
#	FULLCAST Holdings Co., Ltd.	131,600	2,711,655
	Funai Soken Holdings, Inc.	247,470	5,687,377
	Furukawa Co., Ltd.	204,200	2,391,824
	Furukawa Electric Co., Ltd.	404,800	10,423,664
#	Furusato Industries, Ltd.	65,000	1,177,157
	Futaba Corp.	208,200	1,519,911
	Gecoss Corp.	95,900	771,938
	Giken, Ltd.	57,400	2,355,009
	Glory, Ltd.	278,555	5,985,360
	Grace Technology, Inc.	110,100	1,386,548
	gremz, Inc.	14,800	297,532
	GS Yuasa Corp.	320,483	8,233,502
	Hamakyorex Co., Ltd.	108,000	3,122,415
	Hanwa Co., Ltd.	230,300	6,814,573
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	102,355
	Hazama Ando Corp.	1,294,000	9,844,261
	Helios Techno Holding Co., Ltd.	109,800	343,542
	Hibiya Engineering, Ltd.	121,000	2,070,576
	Hirakawa Hewtech Corp.	70,800	768,407
	Hirano Tecseed Co., Ltd.	59,400	1,423,761
	Hirata Corp.	13,200	743,084
	Hisaka Works, Ltd.	127,300	943,947
	Hitachi Zosen Corp.	1,034,779	7,476,299
#	Hito Communications Holdings, Inc.	43,900	841,752
	Hokuetsu Industries Co., Ltd.	140,700	1,408,516
	Hokuriku Electrical Construction Co., Ltd.	74,200	874,609
	Hosokawa Micron Corp.	45,200	2,569,804
	Howa Machinery, Ltd.	62,700	462,736
#	Ichikawa Co., Ltd.	1,000	11,845
	Ichiken Co., Ltd.	33,600	590,695
#	Ichinen Holdings Co., Ltd.	137,500	1,557,884
	Idec Corp.	203,100	4,059,559
	Ihara Science Corp.	52,200	931,563
	Iino Kaiun Kaisha, Ltd.	559,100	2,318,267
	Inaba Denki Sangyo Co., Ltd.	327,400	7,989,661
#	Inaba Seisakusho Co., Ltd.	62,800	828,551
	Inabata & Co., Ltd.	293,700	4,570,521
	Insource Co., Ltd.	112,750	2,044,142
#	Inui Global Logistics Co., Ltd.	80,380	930,724
	IR Japan Holdings, Ltd.	12,300	1,522,074
*	Iseki & Co., Ltd.	124,500	1,694,050
	Ishii Iron Works Co., Ltd.	11,000	300,767
	Isolite Insulating Products Co., Ltd.	48,000	298,534
	Itoki Corp.	209,700	697,426
	Iwaki Co., Ltd.	41,000	340,937
	Iwasaki Electric Co., Ltd.	39,400	740,311

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	JAC Recruitment Co., Ltd.	100,900	$1,615,330
*	Jalux, Inc.	38,600	588,934
#*	Jamco Corp.	69,800	674,274
#	Japan Asia Group, Ltd.	166,900	1,477,024
	Japan Elevator Service Holdings Co., Ltd.	286,800	6,610,781
	Japan Foundation Engineering Co., Ltd.	128,800	714,934
	Japan Pulp & Paper Co., Ltd.	77,200	2,593,121
	Japan Steel Works, Ltd. (The)	389,300	9,576,715
	Japan Transcity Corp.	251,200	1,312,325
	JDC Corp.	15,000	79,178
	JGC Holdings Corp.	307,600	2,769,222
#	JK Holdings Co., Ltd.	94,440	697,118
#*	JTOWER, Inc.	9,000	598,151
	Juki Corp.	185,300	1,369,988
	Kamei Corp.	154,500	1,610,756
	Kanaden Corp.	118,500	1,131,358
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,323,913
	Kaname Kogyo Co., Ltd.	1,300	10,858
	Kanamoto Co., Ltd.	205,200	4,796,788
	Kandenko Co., Ltd.	554,800	4,653,805
	Kanematsu Corp.	517,425	7,158,875
	Katakura Industries Co., Ltd.	151,500	2,121,285
	Kato Works Co., Ltd.	61,000	541,859
	Kawada Technologies, Inc.	34,100	1,138,196
	Kawagishi Bridge Works Co., Ltd.	8,700	234,350
	Kawanishi Warehouse Co., Ltd.	1,700	17,313
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	213,937
	Kawata Manufacturing Co., Ltd.	25,100	204,975
	Keihin Co., Ltd.	15,700	196,089
#	KFC, Ltd.	8,700	152,521
	Kimura Chemical Plants Co., Ltd.	107,500	896,833
	Kimura Unity Co., Ltd.	23,500	278,154
#	King Jim Co., Ltd.	43,500	350,536
#	Kinki Sharyo Co., Ltd. (The)	16,599	180,614
	Kintetsu World Express, Inc.	240,800	5,867,709
	Kitagawa Corp.	53,300	809,556
	Kitano Construction Corp.	25,672	540,366
	Kito Corp.	134,300	2,082,500
	Kitz Corp.	472,700	3,422,928
#*	Kobe Electric Railway Co., Ltd.	37,299	1,200,427
	Kobelco Eco-Solutions Co., Ltd.	21,399	543,140
	Koike Sanso Kogyo Co., Ltd.	12,600	260,456
	Kokusai Co., Ltd.	51,600	327,617
	Kokuyo Co., Ltd.	324,725	5,268,961
	KOMAIHALTEC, Inc.	20,300	315,590
	Komatsu Wall Industry Co., Ltd.	49,300	874,729
	Komori Corp.	314,100	2,381,109
	Kondotec, Inc.	123,800	1,128,167
	Konoike Transport Co., Ltd.	178,300	2,061,364
#*	Kosaido Co., Ltd.	155,100	1,152,059
	Kozo Keikaku Engineering, Inc.	20,700	507,102
	KRS Corp.	37,800	589,174
	Kumagai Gumi Co., Ltd.	235,700	6,061,457
	Kyodo Printing Co., Ltd.	48,900	1,176,047
#	Kyokuto Boeki Kaisha, Ltd.	39,700	946,567
	Kyokuto Kaihatsu Kogyo Co., Ltd.	205,600	2,945,416
*	Kyoritsu Printing Co., Ltd.	179,200	263,700
	Kyudenko Corp.	62,600	2,230,892
	Like Co., Ltd.	63,200	1,187,426

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Link And Motivation, Inc.	210,200	$1,690,723
	Lonseal Corp.	13,900	191,345
#	Maeda Corp.	902,600	7,588,304
	Maeda Road Construction Co., Ltd.	127,100	2,427,048
	Maezawa Industries, Inc.	25,300	152,257
#	Maezawa Kasei Industries Co., Ltd.	85,100	958,073
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,156,610
	Makino Milling Machine Co., Ltd.	151,200	5,704,637
*	Management Solutions Co., Ltd.	1,000	23,453
	Marufuji Sheet Piling Co., Ltd.	11,800	224,812
	Maruka Corp.	36,400	848,263
	Marumae Co., Ltd.	28,300	550,428
#	Maruwa Unyu Kikan Co., Ltd.	54,000	757,249
	Maruyama Manufacturing Co., Inc.	18,800	308,740
	Maruzen Co., Ltd.	65,800	1,429,889
	Maruzen Showa Unyu Co., Ltd.	80,000	2,528,455
	Matching Service Japan Co., Ltd.	52,000	528,078
	Matsuda Sangyo Co., Ltd.	94,082	1,864,587
#	Matsui Construction Co., Ltd.	125,500	867,576
	Max Co., Ltd.	164,900	2,845,751
	Meidensha Corp.	224,410	4,875,163
	Meiji Electric Industries Co., Ltd.	52,500	668,111
	Meiji Shipping Co., Ltd.	102,500	439,115
	Meisei Industrial Co., Ltd.	266,700	1,812,240
	Meitec Corp.	166,200	9,387,474
#	Meiwa Corp.	145,600	622,872
	Mesco, Inc.	29,800	274,564
	METAWATER Co., Ltd.	153,600	2,809,739
#	Midac Co., Ltd.	3,000	141,132
	Mie Kotsu Group Holdings, Inc.	359,200	1,572,830
	Mirai Industry Co., Ltd.	2,900	43,128
	Mirait Holdings Corp.	524,835	10,348,535
	Mitani Corp.	73,800	5,541,684
#	Mitani Sangyo Co., Ltd.	145,000	505,707
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	892,000
	Mitsubishi Logisnext Co., Ltd.	179,200	1,626,421
	Mitsubishi Pencil Co., Ltd.	90,800	1,172,657
	Mitsuboshi Belting, Ltd.	161,400	2,695,093
*	Mitsui E&S Holdings Co., Ltd.	394,781	1,846,655
	Mitsui Matsushima Holdings Co., Ltd.	65,700	592,479
	Mitsui-Soko Holdings Co., Ltd.	136,100	3,170,723
	Mitsumura Printing Co., Ltd.	6,300	89,841
	Miyaji Engineering Group, Inc.	39,417	908,439
	Mori-Gumi Co., Ltd.	69,500	194,329
	Morita Holdings Corp.	209,700	2,958,534
	Musashi Co., Ltd.	5,000	89,446
#	NAC Co., Ltd.	61,300	512,423
	Nachi-Fujikoshi Corp.	88,500	3,604,297
	Nadex Co., Ltd.	40,600	270,336
	Nagase & Co., Ltd.	538,000	8,233,831
	Naigai Trans Line, Ltd.	40,500	703,250
	Nakabayashi Co., Ltd.	113,400	612,638
	Nakakita Seisakusho Co., Ltd.	3,700	88,871
	Nakamoto Packs Co., Ltd.	33,300	540,709
	Nakanishi Manufacturing Co., Ltd.	5,700	60,960
	Nakano Corp.	107,000	401,024
*	Namura Shipbuilding Co., Ltd.	279,928	528,576
	Nankai Electric Railway Co., Ltd.	119,400	2,535,467
	Narasaki Sangyo Co., Ltd.	25,400	487,231

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nice Corp.	32,400	$617,881
	Nichias Corp.	391,000	9,939,892
	Nichiban Co., Ltd.	65,900	1,047,185
	Nichiden Corp.	98,100	1,991,855
	Nichiha Corp.	165,280	4,341,907
	Nichireki Co., Ltd.	165,600	2,042,102
	Nihon Dengi Co., Ltd.	30,200	1,072,308
	Nihon Flush Co., Ltd.	120,900	1,352,671
#	Nikkato Corp.	53,000	326,395
	Nikkiso Co., Ltd.	316,800	3,285,789
#	Nikko Co., Ltd.	164,000	1,026,655
	Nikkon Holdings Co., Ltd.	384,000	8,457,259
	Nippi, Inc.	11,900	385,239
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,218,261
	Nippon Aqua Co., Ltd.	27,600	135,724
#	Nippon Carbon Co., Ltd.	61,700	2,313,906
	Nippon Concept Corp.	37,000	805,391
	Nippon Densetsu Kogyo Co., Ltd.	240,900	4,215,924
	Nippon Dry-Chemical Co., Ltd.	5,100	87,124
	Nippon Filcon Co., Ltd.	15,700	71,201
	Nippon Hume Corp.	139,300	923,420
	Nippon Kanzai Co., Ltd.	15,200	360,206
	Nippon Koei Co., Ltd.	78,800	2,155,981
#	Nippon Parking Development Co., Ltd.	1,271,000	1,802,093
	Nippon Rietec Co., Ltd.	12,600	198,779
	Nippon Road Co., Ltd. (The)	45,800	3,398,297
	Nippon Seisen Co., Ltd.	21,300	1,027,609
	Nippon Sharyo, Ltd.	40,299	764,595
*	Nippon Sheet Glass Co., Ltd.	8,300	45,708
	Nippon Steel Trading Corp.	96,960	4,161,784
	Nippon Thompson Co., Ltd.	378,800	2,295,574
	Nippon Tungsten Co., Ltd.	6,699	117,733
	Nishimatsu Construction Co., Ltd.	345,000	11,218,377
	Nishi-Nippon Railroad Co., Ltd.	161,700	3,876,143
	Nishio Rent All Co., Ltd.	123,800	3,387,589
	Nissei ASB Machine Co., Ltd.	51,100	2,263,239
	Nissei Corp.	38,900	371,330
	Nissei Plastic Industrial Co., Ltd.	125,500	1,574,063
	Nisshinbo Holdings, Inc.	908,180	7,641,000
	Nissin Corp.	95,000	1,283,629
	Nissin Electric Co., Ltd.	329,100	3,836,774
	Nisso Corp.	3,800	28,898
	Nitta Corp.	135,400	3,262,560
	Nitto Boseki Co., Ltd.	23,400	715,923
	Nitto Kogyo Corp.	169,300	2,793,801
	Nitto Kohki Co., Ltd.	66,900	1,133,462
	Nitto Seiko Co., Ltd.	180,900	972,613
	Nittoc Construction Co., Ltd.	132,600	925,444
	NJS Co., Ltd.	36,800	644,636
	Noda Corp.	132,900	962,794
#	Nomura Co., Ltd.	505,600	3,941,429
	Noritake Co., Ltd.	59,600	2,300,658
	Noritsu Koki Co., Ltd.	123,200	2,566,510
	Noritz Corp.	194,200	3,304,478
#	NS Tool Co., Ltd.	107,000	1,456,383
	NS United Kaiun Kaisha, Ltd.	58,700	1,478,696
*	NTN Corp.	2,686,900	6,894,904
#	Obara Group, Inc.	77,600	2,777,218
	Ochi Holdings Co., Ltd.	8,900	105,097

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Odawara Engineering Co., Ltd.	4,900	$107,556
#	Ohba Co., Ltd.	76,500	561,515
	Ohmoto Gumi Co., Ltd.	4,100	203,796
	Oiles Corp.	145,770	2,155,185
	Okabe Co., Ltd.	258,200	1,547,222
#	Okada Aiyon Corp.	42,800	516,574
	Okamoto Machine Tool Works, Ltd.	21,699	1,205,261
	Okamura Corp.	376,300	5,329,769
	OKUMA Corp.	137,100	6,868,343
	Okumura Corp.	182,380	4,956,739
	Onoken Co., Ltd.	111,900	1,368,506
	Organo Corp.	41,500	2,382,897
#	Oriental Consultants Holdings Co., Ltd.	6,100	148,309
*	Oriental Shiraishi Corp.	826,500	2,071,078
#	Origin Co., Ltd.	27,600	336,601
#	OSG Corp.	468,300	8,759,434
	Outsourcing, Inc.	732,300	14,016,821
	Oyo Corp.	128,000	1,509,091
	Paraca, Inc.	35,900	549,052
	Parker Corp.	34,000	171,493
	Pasco Corp.	11,200	150,929
	Pasona Group, Inc.	133,000	2,697,724
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	595,739
	Penta-Ocean Construction Co., Ltd.	1,237,700	8,386,961
	Pilot Corp.	86,800	2,983,373
	Prestige International, Inc.	654,700	4,191,702
	Pronexus, Inc.	108,700	998,819
*	Prored Partners Co., Ltd.	7,900	191,446
	PS Mitsubishi Construction Co., Ltd.	213,300	1,197,356
	Punch Industry Co., Ltd.	105,700	561,995
	Quick Co., Ltd.	71,300	780,700
	Raito Kogyo Co., Ltd.	298,200	5,339,526
	Raiznext Corp.	298,800	3,123,521
#	Rasa Corp.	63,200	513,324
	Rheon Automatic Machinery Co., Ltd.	120,500	1,588,285
#	Rix Corp.	17,300	245,711
#	Rozetta Corp.	22,800	325,536
	Ryobi, Ltd.	153,140	2,015,142
	S LINE Co., Ltd.	23,800	195,441
	Sakai Heavy Industries, Ltd.	23,300	545,245
	Sakai Moving Service Co., Ltd.	74,100	3,574,831
#*	Sanix, Inc.	146,200	493,403
	Sanki Engineering Co., Ltd.	279,900	3,827,184
	Sanko Gosei, Ltd.	121,900	568,318
	Sanko Metal Industrial Co., Ltd.	16,200	348,721
	Sankyo Tateyama, Inc.	133,774	962,566
	Sanoyas Holdings Corp.	151,100	207,159
	Sansei Technologies, Inc.	78,400	588,543
	Sansha Electric Manufacturing Co., Ltd.	64,300	624,933
	Sanyo Denki Co., Ltd.	44,100	2,850,232
	Sanyo Engineering & Construction, Inc.	60,200	380,491
	Sanyo Industries, Ltd.	9,900	169,631
	Sanyo Trading Co., Ltd.	138,600	1,527,329
	Sata Construction Co., Ltd.	89,399	391,565
	Sato Holdings Corp.	183,400	4,684,889
#	Sato Shoji Corp.	86,800	960,686
	Sawafuji Electric Co., Ltd.	1,900	35,906
	SBS Holdings, Inc.	119,400	3,675,259
#	SEC Carbon, Ltd.	10,900	619,882

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Seibu Electric & Machinery Co., Ltd.	10,300	$119,880
	Seika Corp.	61,700	927,024
	Seikitokyu Kogyo Co., Ltd.	191,330	1,531,198
	Seiwa Electric Manufacturing Co., Ltd.	1,700	7,851
	Sekisui Jushi Corp.	211,600	4,213,019
	Senko Group Holdings Co., Ltd.	711,400	7,199,449
	Senshu Electric Co., Ltd.	51,200	1,779,175
	Shibaura Machine Co., Ltd.	132,500	3,148,852
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,181,297
	Shibuya Corp.	96,600	2,704,061
	Shima Seiki Manufacturing, Ltd.	170,400	2,836,702
	Shin Nippon Air Technologies Co., Ltd.	92,980	1,907,443
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	769,761
	Shinki Bus Co., Ltd.	1,900	55,647
	Shinmaywa Industries, Ltd.	405,900	3,553,690
	Shinnihon Corp.	180,600	1,417,805
	Shinsho Corp.	31,100	841,969
	Shinwa Co., Ltd.	62,300	1,284,413
	SHO-BOND Holdings Co., Ltd.	46,500	1,964,229
	SIGMAXYZ, Inc.	87,500	1,904,089
	Sinfonia Technology Co., Ltd.	142,400	1,647,967
	Sinko Industries, Ltd.	126,900	2,440,914
	Sintokogio, Ltd.	284,600	2,111,455
	SMS Co., Ltd.	55,600	1,557,378
#	Soda Nikka Co., Ltd.	109,200	525,889
	Sodick Co., Ltd.	211,200	1,971,263
	Sotetsu Holdings, Inc.	41,600	822,920
	Space Co., Ltd.	95,062	781,100
	S-Pool, Inc.	301,000	2,594,639
	Star Micronics Co., Ltd.	237,300	3,570,432
	Studio Alice Co., Ltd.	52,700	1,144,862
	Subaru Enterprise Co., Ltd.	6,300	457,335
	Sugimoto & Co., Ltd.	63,900	1,441,121
	Sumiseki Holdings, Inc.	363,100	431,062
	Sumitomo Densetsu Co., Ltd.	111,200	2,189,625
	Sumitomo Mitsui Construction Co., Ltd.	986,540	4,357,011
#*	Sumitomo Precision Products Co., Ltd.	20,284	494,564
	Sumitomo Warehouse Co., Ltd. (The)	397,900	5,806,057
	Suzumo Machinery Co., Ltd.	2,200	34,340
	SWCC Showa Holdings Co., Ltd.	98,700	1,614,573
#	Tacmina Corp.	14,700	154,962
	Tadano, Ltd.	640,100	6,586,946
	Taihei Dengyo Kaisha, Ltd.	95,200	2,304,440
	Taiheiyo Kouhatsu, Inc.	43,500	253,766
	Taikisha, Ltd.	161,000	5,085,317
	Taisei Oncho Co., Ltd.	14,200	252,374
#	Takadakiko Co., Ltd.	7,500	190,169
	Takamatsu Construction Group Co., Ltd.	106,800	1,969,659
	Takamatsu Machinery Co., Ltd.	41,800	276,878
	Takamiya Co., Ltd.	128,600	583,560
	Takano Co., Ltd.	52,400	317,704
	Takaoka Toko Co., Ltd.	59,620	734,726
#	Takara & Co., Ltd.	25,555	411,379
	Takara Standard Co., Ltd.	222,600	3,242,015
	Takasago Thermal Engineering Co., Ltd.	290,500	5,335,890
	Takashima & Co., Ltd.	25,200	407,514
	Takeei Corp.	130,100	2,318,054
	Takeuchi Manufacturing Co., Ltd.	226,400	5,644,569
	Takigami Steel Construction Co., Ltd. (The)	5,300	261,223

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Takisawa Machine Tool Co., Ltd.	41,700	$432,415
	Takuma Co., Ltd.	127,600	2,048,919
	Tanabe Consulting Co., Ltd.	1,200	16,037
#	Tanabe Engineering Corp.	39,500	317,911
#	Tanseisha Co., Ltd.	243,549	1,882,635
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,412,911
	TECHNO ASSOCIE Co., Ltd.	50,100	499,352
#	Techno Ryowa, Ltd.	68,690	568,145
	Techno Smart Corp.	49,500	589,055
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,226,860
	Teikoku Sen-I Co., Ltd.	108,500	1,943,959
	Tekken Corp.	84,200	1,430,143
	Tenox Corp.	22,500	178,741
	Teraoka Seisakusho Co., Ltd.	68,800	233,703
	Terasaki Electric Co., Ltd.	24,400	282,825
#	Toa Corp.	101,900	2,298,246
	TOA ROAD Corp.	27,300	1,162,509
	Toba, Inc.	9,800	238,701
	Tobishima Corp.	123,770	1,233,277
	Tocalo Co., Ltd.	387,300	4,866,483
	Toda Corp.	365,300	2,603,722
	Toenec Corp.	53,500	1,823,837
	Togami Electric Manufacturing Co., Ltd.	17,800	309,886
	TOKAI Holdings Corp.	634,900	5,202,874
	Tokai Lease Co., Ltd.	18,800	268,706
	Tokyo Energy & Systems, Inc.	152,300	1,400,404
	Tokyo Keiki, Inc.	69,022	645,952
	Tokyo Sangyo Co., Ltd.	130,800	838,349
	Tokyu Construction Co., Ltd.	543,800	3,830,733
	Toli Corp.	277,100	598,432
	Tomoe Corp.	155,100	541,168
	Tomoe Engineering Co., Ltd.	51,100	1,038,792
	Tonami Holdings Co., Ltd.	37,200	1,667,176
	Toppan Forms Co., Ltd.	323,800	3,118,940
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,037,039
	TORQ Inc	7,900	16,150
#	Totech Corp.	49,200	1,175,715
	Totetsu Kogyo Co., Ltd.	157,400	3,344,980
	Totoku Electric Co., Ltd.	17,700	424,271
	Toyo Construction Co., Ltd.	520,000	2,784,547
#	Toyo Denki Seizo K.K.	35,450	372,718
#*	Toyo Engineering Corp.	205,878	1,569,234
#	Toyo Logistics Co., Ltd.	85,100	243,994
	Toyo Machinery & Metal Co., Ltd.	97,300	456,224
#	Toyo Tanso Co., Ltd.	75,600	1,985,565
	Toyo Wharf & Warehouse Co., Ltd.	36,000	471,859
	Trancom Co., Ltd.	48,800	3,807,963
#	Trinity Industrial Corp.	36,000	287,361
	Trusco Nakayama Corp.	175,000	4,625,919
	Tsubaki Nakashima Co., Ltd.	270,600	4,079,175
	Tsubakimoto Chain Co.	169,840	5,172,180
	Tsubakimoto Kogyo Co., Ltd.	28,800	930,871
#*	Tsudakoma Corp.	17,698	139,869
	Tsugami Corp.	268,700	3,807,032
	Tsukishima Kikai Co., Ltd.	186,600	1,979,551
	Tsurumi Manufacturing Co., Ltd.	126,700	2,062,045
#	Ueki Corp.	60,800	813,216
	Union Tool Co.	45,500	1,679,924
	UPR Corp.	700	16,181

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Ushio, Inc.	651,100	$11,667,088
	UT Group Co., Ltd.	169,800	5,329,172
	Utoc Corp.	102,200	481,068
	Waida Manufacturing Co., Ltd.	5,100	65,349
	Wakachiku Construction Co., Ltd.	79,300	1,253,427
	Wakita & Co., Ltd.	248,500	2,325,188
	WDB Holdings Co., Ltd.	63,200	1,748,093
	Weathernews, Inc.	34,300	1,697,793
	Welbe, Inc.	5,300	63,061
	Will Group, Inc.	98,000	861,335
	World Holdings Co., Ltd.	39,600	1,151,237
	Yahagi Construction Co., Ltd.	181,400	1,167,427
	YAMABIKO Corp.	226,728	2,595,710
	YAMADA Consulting Group Co., Ltd.	72,700	778,552
	Yamashina Corp.	224,200	157,860
#	Yamato Corp.	108,400	777,478
	Yamaura Corp.	9,900	81,523
	Yamazen Corp.	372,600	3,516,247
	Yasuda Logistics Corp.	102,000	886,257
	Yokogawa Bridge Holdings Corp.	204,100	4,109,391
	Yondenko Corp.	26,560	717,281
	Yuasa Trading Co., Ltd.	116,400	3,326,431
	Yuken Kogyo Co., Ltd.	20,500	328,407
	Yurtec Corp.	264,600	1,735,107
	Zaoh Co., Ltd.	23,400	334,768
	Zenitaka Corp. (The)	19,200	704,898
	Zuiko Corp.	90,400	810,935
TOTAL INDUSTRIALS			970,993,434
INFORMATION TECHNOLOGY — (14.5%)
	A&D Co., Ltd.	124,300	1,123,471
*	Access Co., Ltd.	87,800	713,982
	Ad-sol Nissin Corp.	43,000	817,915
	Adtec Plasma Technology Co., Ltd.	2,200	35,609
*	Advanced Media, Inc.	7,300	47,196
	AGS Corp.	13,000	104,492
	Ai Holdings Corp.	246,900	4,609,469
	Aichi Tokei Denki Co., Ltd.	17,900	735,476
	Aiphone Co., Ltd.	63,500	1,145,658
	Alpha Systems, Inc.	45,120	1,652,970
	Alps Alpine Co., Ltd.	524,500	5,459,465
	Amano Corp.	149,500	3,686,191
	Anritsu Corp.	101,200	1,768,735
	AOI Electronics Co., Ltd.	27,700	582,748
	Argo Graphics, Inc.	105,300	3,309,544
	Arisawa Manufacturing Co., Ltd.	207,800	1,695,959
#	Artiza Networks, Inc.	6,200	75,715
	ArtSpark Holdings, Inc.	134,800	1,199,473
	Asahi Intelligence Service Co., Ltd.	1,300	15,537
#	Ascentech KK	1,700	17,759
	Atled Corp.	1,400	27,392
#	Avant Corp.	100,300	1,503,610
#	Axell Corp.	27,900	218,100
	Bell System24 Holdings, Inc.	218,600	3,356,979
*	BrainPad, Inc.	7,200	292,793
#	Broadband Tower, Inc.	105,600	209,149
	Broadleaf Co., Ltd.	591,000	2,724,139
#	Business Brain Showa-Ota, Inc.	29,000	499,286
	Business Engineering Corp.	800	23,843

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	CAC Holdings Corp.	75,200	$971,279
	Canon Electronics, Inc.	126,200	1,845,371
#	CDS Co., Ltd.	15,300	222,565
*	Change, Inc.	2,400	55,673
#	Chino Corp.	45,200	627,641
	Citizen Watch Co., Ltd.	1,771,000	6,927,851
*	CMK Corp.	310,300	1,194,171
#	Computer Engineering & Consulting, Ltd.	164,800	2,405,246
	Computer Institute of Japan, Ltd.	94,700	733,163
	Comture Corp.	138,200	2,974,548
	CONEXIO Corp.	95,500	1,394,442
#	Core Corp.	45,800	632,260
	Cresco, Ltd.	83,000	1,485,704
*	CRI Middleware Co., Ltd.	2,300	33,145
	Cube System, Inc.	60,600	552,564
	Cyber Com Co., Ltd.	10,600	136,547
#	Cyberlinks Co., Ltd.	1,500	20,568
	Cybernet Systems Co., Ltd.	57,700	356,830
#	Cybozu, Inc.	115,500	2,527,145
#	Daiko Denshi Tsushin, Ltd.	37,200	180,463
	Daishinku Corp.	42,399	1,378,575
	Daitron Co., Ltd.	55,600	987,117
	Daiwabo Holdings Co., Ltd.	582,700	11,762,495
#	Dawn Corp.	3,200	69,950
	Densan System Holdings Co., Ltd.	39,200	1,033,560
	Dexerials Corp.	357,200	8,235,635
	Digital Arts, Inc.	71,800	4,930,936
	Digital Garage, Inc.	121,200	5,030,977
	Digital Hearts Holdings Co., Ltd.	87,100	1,204,907
	Digital Information Technologies Corp.	40,000	692,824
	DKK Co., Ltd.	61,700	1,275,498
	DKK-Toa Corp.	28,300	213,330
	Double Standard, Inc.	14,000	647,059
	DTS Corp.	261,000	6,299,870
	Ebase Co., Ltd.	63,000	466,483
	E-Guardian, Inc.	51,100	1,295,191
	Eizo Corp.	105,300	4,440,825
	Elecom Co., Ltd.	143,800	2,531,755
	Elematec Corp.	116,842	1,218,192
#	Enomoto Co., Ltd.	30,200	475,252
	Enplas Corp.	55,400	1,680,430
	ESPEC Corp.	117,700	2,472,203
	Fenwal Controls of Japan, Ltd.	20,500	290,227
	Ferrotec Holdings Corp.	232,000	6,161,219
*	FFRI Security, Inc.	22,500	355,765
#	Fixstars Corp.	97,100	697,693
#	Focus Systems Corp.	30,900	280,287
#	Forval Corp.	51,100	448,027
	FTGroup Co., Ltd.	51,000	610,153
	Fuji Soft, Inc.	101,000	5,103,352
	Fukui Computer Holdings, Inc.	53,500	1,972,555
	Furuno Electric Co., Ltd.	157,500	1,554,275
#	Furuya Metal Co., Ltd.	7,600	462,399
	Future Corp.	143,400	2,407,055
	Future Innovation Group, Inc.	11,900	29,821
#	Gig Works, Inc.	9,600	62,020
#	GL Sciences, Inc.	45,000	1,086,165
#	Glosel Co., Ltd.	113,200	456,743
	GMO GlobalSign Holdings K.K.	19,300	745,413

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	GMO Pepabo, Inc.	7,300	$290,286
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,033,357
	Hakuto Co., Ltd.	87,300	1,213,788
*	Hennge KK	600	17,813
	Hibino Corp.	12,100	157,052
	Himacs, Ltd.	960	9,554
	Hioki EE Corp.	66,400	4,631,266
	Hochiki Corp.	88,900	915,454
	Hokuriku Electric Industry Co., Ltd.	45,700	465,968
#	Holon Co., Ltd.	2,100	55,276
	Honda Tsushin Kogyo Co., Ltd.	107,100	479,926
	Hosiden Corp.	338,900	3,109,077
	Icom, Inc.	61,000	1,332,603
#	ID Holdings Corp.	76,250	649,869
	Ikegami Tsushinki Co., Ltd.	32,799	244,419
	Ines Corp.	125,400	1,556,293
#	I-Net Corp.	74,290	962,031
	Infocom Corp.	108,100	2,569,186
	Infomart Corp.	336,600	2,777,326
	Information Services International-Dentsu, Ltd.	144,100	5,702,699
	Innotech Corp.	100,800	1,235,367
#	Intelligent Wave, Inc.	36,600	195,901
	Inter Action Corp.	27,600	611,278
	I-O Data Device, Inc.	50,700	466,004
	I-PEX, Inc.	38,100	859,449
	Iriso Electronics Co., Ltd.	131,700	6,292,348
#	ISB Corp.	23,100	309,357
	Itfor, Inc.	164,700	1,102,704
	Iwatsu Electric Co., Ltd.	54,900	475,218
	Japan Aviation Electronics Industry, Ltd.	301,700	4,803,907
*	Japan Cash Machine Co., Ltd.	141,800	725,321
*	Japan Display, Inc.	908,000	290,543
#	Japan Electronic Materials Corp.	51,800	845,000
	Japan Material Co., Ltd.	417,100	4,985,928
#	Jastec Co., Ltd.	68,200	758,065
#	JBCC Holdings, Inc.	88,800	1,181,291
	JFE Systems, Inc.	6,200	98,156
#*	JIG-SAW, Inc.	17,300	1,355,130
	Kaga Electronics Co., Ltd.	108,800	2,839,077
	Kanematsu Electronics, Ltd.	78,500	2,579,591
	KEL Corp.	27,900	256,605
	Koa Corp.	172,100	2,646,526
	KSK Co., Ltd.	3,000	64,137
	Kyoden Co., Ltd.	116,100	376,882
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,017,931
	Kyowa Electronic Instruments Co., Ltd.	129,800	445,049
	LAC Co., Ltd.	100,100	958,274
	Lecip Holdings Corp.	10,900	57,935
	Macnica Fuji Electronics Holdings, Inc.	328,350	8,439,084
#	Marubun Corp.	112,200	703,916
	Maruwa Co., Ltd.	56,500	5,534,111
*	Maxell Holdings, Ltd.	305,000	3,570,140
	MCJ Co., Ltd.	420,800	4,757,584
	Megachips Corp.	105,500	3,121,691
	Meiko Electronics Co., Ltd.	134,500	3,723,567
	Melco Holdings, Inc.	22,900	1,229,773
	Micronics Japan Co., Ltd.	30,800	392,926
	Mimaki Engineering Co., Ltd.	113,200	840,026
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,424,470

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Miraial Co., Ltd.	39,500	$448,292
	Miroku Jyoho Service Co., Ltd.	112,800	1,620,498
	Mitachi Co., Ltd.	7,900	58,467
	Mitsubishi Research Institute, Inc.	53,500	1,948,367
	Mitsui High-Tec, Inc.	130,600	7,650,021
	m-up Holdings, Inc.	13,200	397,374
	Mutoh Holdings Co., Ltd.	9,300	132,954
	Nagano Keiki Co., Ltd.	85,300	810,527
	Nakayo, Inc.	73,100	967,161
	NEC Networks & System Integration Corp.	55,000	975,345
#	NF Holdings Corp.	25,900	411,644
	Nichicon Corp.	313,500	3,339,170
	Nihon Denkei Co., Ltd.	31,800	518,809
*	Nippon Chemi-Con Corp.	83,600	1,939,429
	Nippon Computer Dynamics Co., Ltd.	36,200	220,884
	Nippon Electric Glass Co., Ltd.	431,236	9,792,003
#	Nippon Information Development Co., Ltd.	12,600	170,095
#	Nippon Kodoshi Corp.	51,600	1,623,079
	Nippon Signal Co., Ltd.	314,800	2,634,045
	Nippon Systemware Co., Ltd.	46,200	1,016,469
	Nissha Co., Ltd.	232,800	3,277,706
	Nohmi Bosai, Ltd.	145,100	2,778,707
#	NPC, Inc.	30,900	253,022
	NSD Co., Ltd.	508,160	8,712,448
	Ohara, Inc.	35,900	443,895
	Okaya Electric Industries Co., Ltd.	77,800	253,242
	Oki Electric Industry Co., Ltd.	520,900	4,866,884
	ONO Sokki Co., Ltd.	32,200	167,346
	Optex Group Co., Ltd.	169,820	2,619,446
*	Optim Corp.	32,000	586,852
	Optorun Co., Ltd.	57,600	1,160,720
	Oro Co., Ltd.	18,400	645,602
	Osaki Electric Co., Ltd.	281,800	1,618,996
	Oval Corp.	35,600	91,168
	PCA Corp.	4,700	206,108
#	PCI Holdings, Inc.	30,800	309,754
	Poletowin Pitcrew Holdings, Inc.	189,900	1,800,048
#	Pro-Ship, Inc.	41,700	556,547
	Relia, Inc.	245,600	3,009,403
	Restar Holdings Corp.	127,900	2,271,527
*	Ricksoft Co., Ltd.	2,000	31,645
	Riken Keiki Co., Ltd.	93,800	2,210,735
	Riso Kagaku Corp.	131,200	2,167,915
	Roland DG Corp.	82,600	2,086,423
	Rorze Corp.	54,700	4,221,104
	RS Technologies Co., Ltd.	21,100	1,129,424
	Ryoden Corp.	95,700	1,455,925
	Ryosan Co., Ltd.	142,200	3,003,910
#	Ryoyo Electro Corp.	7,300	160,851
	Saison Information Systems Co., Ltd.	24,800	472,456
	Sakura Internet, Inc.	122,900	656,474
*	Sanken Electric Co., Ltd.	140,000	6,643,733
#	Sanshin Electronics Co., Ltd.	114,800	2,224,468
	Santec Corp.	3,000	40,530
	Satori Electric Co., Ltd.	79,180	624,014
	Saxa Holdings, Inc.	30,600	371,574
	SB Technology Corp.	61,300	1,681,560
#	Scala, Inc.	83,700	561,151
	Segue Group Co., Ltd.	1,900	18,224

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Seikoh Giken Co., Ltd.	22,300	$450,354
#	SEMITEC Corp.	5,500	264,957
#	SERAKU Co., Ltd.	8,300	141,815
	Shibaura Electronics Co., Ltd.	52,100	2,356,877
	Shibaura Mechatronics Corp.	24,100	1,640,206
*	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,854,086
	Shinko Shoji Co., Ltd.	264,600	1,912,989
	Shizuki Electric Co., Inc.	121,600	807,984
	Showa Shinku Co., Ltd.	24,400	350,507
	Sigma Koki Co., Ltd.	27,000	484,585
	Siix Corp.	200,600	2,588,615
	SK-Electronics Co., Ltd.	47,300	433,428
#*	Smaregi, Inc.	2,000	131,710
	SMK Corp.	32,099	721,232
	Softcreate Holdings Corp.	50,000	1,310,820
#	Soliton Systems K.K.	36,600	528,610
	Solxyz Co., Ltd.	1,800	15,697
	SRA Holdings	72,100	1,749,298
	Sumida Corp.	176,449	2,077,932
#	Sun-Wa Technos Corp.	79,800	982,734
	Suzuden Corp.	3,400	46,832
	Suzuki Co., Ltd.	67,100	560,378
	System D, Inc.	1,100	13,962
#	System Information Co., Ltd.	54,800	460,622
	System Research Co., Ltd.	27,200	535,586
	System Support, Inc.	3,200	39,987
	Systems Engineering Consultants Co., Ltd.	2,100	49,650
	Systena Corp.	312,400	5,790,314
	Tachibana Eletech Co., Ltd.	110,760	1,449,678
	Takachiho Koheki Co., Ltd.	38,500	412,461
	TAKEBISHI Corp.	52,200	734,613
#	Tamagawa Holdings Co., Ltd.	7,500	81,784
#	Tamura Corp.	444,000	3,500,899
	Tazmo Co., Ltd.	16,300	272,256
	TDC Soft, Inc.	93,400	936,361
*	TeamSpirit, Inc.	1,300	10,863
	TechMatrix Corp.	233,600	3,682,372
#	Techno Horizon Co., Ltd.	56,700	942,278
	Tecnos Japan, Inc.	8,800	48,390
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	546,606
	Terilogy Co., Ltd.	22,900	106,636
	TKC Corp.	181,200	5,379,069
	Tobila Systems, Inc.	1,600	18,145
	Toho System Science Co., Ltd.	2,700	23,474
	Tokyo Electron Device, Ltd.	43,800	2,040,770
	Tokyo Seimitsu Co., Ltd.	253,800	10,866,147
#	Tomen Devices Corp.	15,300	707,519
	Topcon Corp.	684,300	9,650,107
	Torex Semiconductor, Ltd.	52,900	1,379,767
	Toshiba TEC Corp.	53,200	2,143,339
	Toukei Computer Co., Ltd.	6,210	269,554
	Towa Corp.	134,700	2,956,083
	Toyo Corp.	149,600	1,566,809
	Transcosmos, Inc.	39,700	1,126,457
#	Tri Chemical Laboratories, Inc.	128,800	3,570,401
#	Tsuzuki Denki Co., Ltd.	42,800	619,696
#	Ubicom Holdings, Inc.	12,500	392,165
	Uchida Yoko Co., Ltd.	50,500	2,326,671
	ULS Group, Inc.	1,000	45,413

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ulvac, Inc.	231,300	$11,263,138
	Uniden Holdings Corp.	41,500	1,032,506
	UNITED, Inc.	24,200	373,524
#	User Local, Inc.	4,600	75,310
	V Technology Co., Ltd.	56,900	2,494,375
	VINX Corp.	13,200	109,530
	Wacom Co., Ltd.	927,100	5,371,922
#	Wellnet Corp.	13,300	60,701
	Wow World Inc.	14,300	253,972
	YAC Holdings Co., Ltd.	62,600	684,964
	Yamaichi Electronics Co., Ltd.	144,700	2,151,855
#	Yashima Denki Co., Ltd.	119,500	1,052,371
	YE DIGITAL Corp.	7,100	35,869
	Yokowo Co., Ltd.	95,500	2,327,425
	Zuken, Inc.	1,900	59,866
TOTAL INFORMATION TECHNOLOGY			460,261,617
MATERIALS — (11.9%)
	Achilles Corp.	92,400	1,151,917
	ADEKA Corp.	602,400	12,162,368
	Agro-Kanesho Co., Ltd.	1,300	16,499
	Aichi Steel Corp.	66,400	1,761,145
	Arakawa Chemical Industries, Ltd.	110,100	1,196,359
	Araya Industrial Co., Ltd.	19,600	268,476
	Asahi Holdings, Inc.	455,700	9,011,751
	Asahi Printing Co., Ltd.	25,700	212,095
	Asahi Yukizai Corp.	86,600	1,060,830
	Asahipen Corp.	2,100	35,836
	Asia Pile Holdings Corp.	210,800	925,528
	C Uyemura & Co., Ltd.	71,800	3,010,161
	Carlit Holdings Co., Ltd.	122,800	831,438
*	Chuetsu Pulp & Paper Co., Ltd.	49,900	580,700
	Chugoku Marine Paints, Ltd.	351,700	2,911,981
	CI Takiron Corp.	291,200	1,594,131
	CK-San-Etsu Co., Ltd.	21,200	563,213
	Dai Nippon Toryo Co., Ltd.	129,600	999,243
	Daicel Corp.	278,300	2,311,323
	Daido Steel Co., Ltd.	160,000	7,553,186
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	126,400	2,139,037
	Daiken Corp.	77,000	1,559,288
	Daiki Aluminium Industry Co., Ltd.	178,800	1,980,425
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,778,330
#	Daito Chemix Corp.	2,900	30,488
	DIC Corp.	96,500	2,607,817
	DKS Co., Ltd.	47,800	1,471,182
	Dowa Holdings Co., Ltd.	147,605	5,735,727
	Dynapac Co., Ltd.	8,500	108,782
	Fuji Seal International, Inc.	191,300	3,885,898
	Fujikura Kasei Co., Ltd.	167,500	761,522
	Fujimi, Inc.	8,500	400,809
	Fujimori Kogyo Co., Ltd.	106,900	4,038,830
	Fuso Chemical Co., Ltd.	119,600	4,311,347
	Geostr Corp.	57,100	181,280
	Godo Steel, Ltd.	60,000	841,347
	Gun-Ei Chemical Industry Co., Ltd.	29,900	671,818
	Hakudo Co., Ltd.	43,900	888,460
#	Harima Chemicals Group, Inc.	96,100	794,357
	Hodogaya Chemical Co., Ltd.	39,100	1,465,568
	Hokkan Holdings, Ltd.	56,100	721,538

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Hokko Chemical Industry Co., Ltd.	119,100	$1,161,064
	Hokuetsu Corp.	772,899	4,307,203
	Ise Chemicals Corp.	13,000	407,846
#	Ishihara Chemical Co., Ltd.	35,500	729,494
	Ishihara Sangyo Kaisha, Ltd.	207,750	2,125,512
*	Ishizuka Glass Co., Ltd.	12,900	235,382
	JCU Corp.	137,200	5,040,385
	JSP Corp.	81,100	1,194,691
	Kaneka Corp.	27,300	1,081,004
	Kanto Denka Kogyo Co., Ltd.	279,100	2,683,567
	Katakura & Co-op Agri Corp.	21,500	238,735
	KeePer Technical Laboratory Co., Ltd.	99,000	2,640,875
	KH Neochem Co., Ltd.	216,800	5,126,538
#	Kimoto Co., Ltd.	222,300	498,737
	Koatsu Gas Kogyo Co., Ltd.	194,693	1,186,136
	Kobe Steel, Ltd.	1,495,100	9,976,099
	Kohsoku Corp.	70,200	959,746
	Konishi Co., Ltd.	215,600	3,199,132
	Konoshima Chemical Co., Ltd.	31,600	642,747
	Krosaki Harima Corp.	30,400	1,356,650
	Kumiai Chemical Industry Co., Ltd.	205,287	1,578,431
#	Kunimine Industries Co., Ltd.	40,400	435,521
	Kureha Corp.	103,950	6,833,168
	Kurimoto, Ltd.	59,300	906,525
	Kuriyama Holdings Corp.	78,000	575,079
	Kyoei Steel, Ltd.	135,500	1,755,824
	Kyowa Leather Cloth Co., Ltd.	81,300	516,019
	Lintec Corp.	265,600	5,790,119
	Maeda Kosen Co., Ltd.	119,400	4,000,069
	Maruichi Steel Tube, Ltd.	112,200	2,706,715
	MEC Co., Ltd.	97,900	2,999,784
	Mitani Sekisan Co., Ltd.	67,400	2,739,559
*	Mitsubishi Paper Mills, Ltd.	277,700	925,756
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	526,564
	Mitsui Mining & Smelting Co., Ltd.	372,700	10,612,518
#	Molitec Steel Co., Ltd.	83,100	350,726
	MORESCO Corp.	39,800	419,198
#	Mory Industries, Inc.	34,700	731,678
	Nakayama Steel Works, Ltd.	169,700	616,438
	Neturen Co., Ltd.	222,100	1,175,918
	New Japan Chemical Co., Ltd.	117,500	284,574
	Nicca Chemical Co., Ltd.	45,700	466,522
#	Nichia Steel Works, Ltd.	138,600	376,559
	Nihon Kagaku Sangyo Co., Ltd.	83,100	1,007,940
	Nihon Nohyaku Co., Ltd.	243,500	1,136,394
	Nihon Parkerizing Co., Ltd.	517,500	5,331,304
	Nihon Yamamura Glass Co., Ltd.	67,600	598,176
	Nippon Carbide Industries Co., Inc.	46,200	542,823
	Nippon Chemical Industrial Co., Ltd.	42,600	1,176,941
	Nippon Concrete Industries Co., Ltd.	293,100	836,895
#	Nippon Denko Co., Ltd.	767,314	2,122,275
#	Nippon Fine Chemical Co., Ltd.	79,200	1,277,290
	Nippon Kayaku Co., Ltd.	339,400	3,519,567
	Nippon Light Metal Holdings Co., Ltd.	360,090	6,338,763
	Nippon Paper Industries Co., Ltd.	456,400	5,335,008
	Nippon Pillar Packing Co., Ltd.	134,200	2,770,826
	Nippon Shokubai Co., Ltd.	28,500	1,370,869
	Nippon Soda Co., Ltd.	154,300	4,952,743
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,945,432

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nitta Gelatin, Inc.	85,500	$491,099
	Nittetsu Mining Co., Ltd.	35,200	1,934,743
	Nozawa Corp.	47,500	308,836
	Oat Agrio Co., Ltd.	18,000	218,191
	Okamoto Industries, Inc.	69,900	2,639,824
	Okura Industrial Co., Ltd.	55,200	1,179,313
	Osaka Organic Chemical Industry, Ltd.	95,200	3,264,158
	Osaka Soda Co., Ltd.	93,799	2,068,039
	Osaka Steel Co., Ltd.	89,300	967,380
*	OSAKA Titanium Technologies Co., Ltd.	129,400	936,960
	Pacific Metals Co., Ltd.	95,599	1,484,148
#	Pack Corp. (The)	84,400	2,186,736
	Rasa Industries, Ltd.	45,700	756,189
	Rengo Co., Ltd.	369,900	3,149,125
	Riken Technos Corp.	227,500	1,251,693
	Sakai Chemical Industry Co., Ltd.	102,500	1,773,508
	Sakata INX Corp.	285,100	2,794,128
	Sanyo Chemical Industries, Ltd.	93,800	5,071,447
*	Sanyo Special Steel Co., Ltd.	123,960	2,077,058
	Seiko PMC Corp.	67,900	575,897
	Sekisui Kasei Co., Ltd.	150,000	828,678
	Shikoku Chemicals Corp.	231,100	2,737,301
	Shinagawa Refractories Co., Ltd.	37,800	1,416,993
	Shin-Etsu Polymer Co., Ltd.	286,200	2,670,884
	SK Kaken Co., Ltd.	1,100	424,696
	Soken Chemical & Engineering Co., Ltd.	48,400	868,832
	Stella Chemifa Corp.	65,600	1,699,933
	Sumitomo Bakelite Co., Ltd.	163,900	7,134,403
	Sumitomo Osaka Cement Co., Ltd.	225,099	6,437,011
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,908,591
	T Hasegawa Co., Ltd.	204,200	4,756,881
#	T&K Toka Co., Ltd.	134,300	1,001,097
	Taisei Lamick Co., Ltd.	42,300	1,070,698
	Taiyo Holdings Co., Ltd.	114,600	5,295,377
	Takasago International Corp.	87,000	2,162,533
	Takemoto Yohki Co., Ltd.	35,000	320,129
#	Taoka Chemical Co., Ltd.	4,700	535,369
	Tayca Corp.	103,900	1,149,681
	Tenma Corp.	116,800	2,740,703
	Titan Kogyo, Ltd.	5,100	84,946
	Toagosei Co., Ltd.	740,500	7,735,469
*	Toda Kogyo Corp.	21,500	508,812
	Toho Acetylene Co., Ltd.	12,700	134,805
	Toho Chemical Industry Co., Ltd.	47,000	220,800
	Toho Titanium Co., Ltd.	220,900	2,407,177
	Toho Zinc Co., Ltd.	89,899	1,549,085
	Tohoku Steel Co., Ltd.	16,300	254,218
	Tokushu Tokai Paper Co., Ltd.	64,258	2,595,124
	Tokuyama Corp.	385,498	8,163,544
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	211,483
*	Tokyo Rope Manufacturing Co., Ltd.	22,100	220,788
	Tokyo Steel Manufacturing Co., Ltd.	609,400	6,121,469
	Tokyo Tekko Co., Ltd.	61,900	876,077
*	Tomoegawa Co., Ltd.	29,600	248,531
	Tomoku Co., Ltd.	70,600	1,229,213
	Topy Industries, Ltd.	88,200	1,030,704
	Toyo Gosei Co., Ltd.	31,100	3,429,740
	Toyo Ink SC Holdings Co., Ltd.	240,100	4,396,891
	Toyo Seikan Group Holdings, Ltd.	61,300	834,065

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Toyobo Co., Ltd.	523,000	$6,636,894
	TYK Corp.	148,500	430,640
*	UACJ Corp.	208,841	5,512,312
	Ube Industries, Ltd.	333,200	6,692,157
	Valqua, Ltd.	105,599	2,062,551
	Vertex Corp.	45,998	1,280,206
	Wavelock Holdings Co., Ltd.	30,900	194,295
	Wood One Co., Ltd.	38,997	426,623
	Yamato Kogyo Co., Ltd.	217,100	7,382,503
	Yodogawa Steel Works, Ltd.	142,600	3,076,711
	Yotai Refractories Co., Ltd.	118,000	1,345,674
	Yushiro Chemical Industry Co., Ltd.	67,000	723,033
TOTAL MATERIALS			375,214,885
REAL ESTATE — (1.8%)
	AD Works Group Co., Ltd.	194,879	275,742
	Airport Facilities Co., Ltd.	138,870	731,107
	Anabuki Kosan, Inc.	12,900	237,473
	Aoyama Zaisan Networks Co., Ltd.	43,700	626,737
	Apaman Co., Ltd.	71,700	376,689
#	Ardepro Co., Ltd.	70,700	47,867
	Arealink Co., Ltd.	29,600	428,296
#	B-Lot Co., Ltd.	40,000	209,752
	Cosmos Initia Co., Ltd.	94,400	378,215
#	CRE, Inc.	3,400	46,952
	Daibiru Corp.	312,700	3,994,933
	Dear Life Co., Ltd.	132,800	570,949
	Goldcrest Co., Ltd.	103,270	1,528,780
	Good Com Asset Co., Ltd.	22,800	309,703
	Grandy House Corp.	95,600	379,310
	Heiwa Real Estate Co., Ltd.	228,000	8,228,033
	Ichigo, Inc.	1,187,800	3,566,226
*	Japan Asset Marketing Co., Ltd.	1,134,000	1,136,615
#	Japan Property Management Center Co., Ltd.	83,400	978,705
	JSB Co., Ltd.	7,400	262,517
	Katitas Co., Ltd.	96,400	2,875,239
	Keihanshin Building Co., Ltd.	214,600	2,769,681
#*	Mirainovate Co., Ltd.	2,855,400	703,845
	Mugen Estate Co., Ltd.	64,200	287,778
	Nippon Commercial Development Co., Ltd.	82,300	1,288,625
	Nisshin Group Holdings Co., Ltd.	210,700	910,370
#	Raysum Co., Ltd.	97,800	735,955
	SAMTY Co., Ltd.	145,350	2,932,642
	Sankyo Frontier Co., Ltd.	23,100	908,948
	Sansei Landic Co., Ltd.	29,100	236,295
	Shinoken Group Co., Ltd.	112,600	1,314,753
*	SRE Holdings Corp.	2,400	143,600
	Star Mica Holdings Co., Ltd.	84,400	983,411
	Starts Corp., Inc.	224,000	5,862,950
	Sun Frontier Fudousan Co., Ltd.	202,800	1,913,635
	Sunnexta Group, Inc.	11,700	104,513
	Takara Leben Co., Ltd.	547,800	1,713,763
	TOC Co., Ltd.	318,850	1,871,611
#	Tokyo Rakutenchi Co., Ltd.	19,000	687,860
#*	Tokyo Theatres Co., Inc.	47,099	532,410
	Tosei Corp.	202,900	2,106,803
	Urbanet Corp. Co., Ltd.	81,400	222,175

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Yoshicon Co., Ltd.	3,100	$31,885
TOTAL REAL ESTATE			55,453,348
UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	1,005,219
	eRex Co., Ltd.	142,500	4,020,489
	Hiroshima Gas Co., Ltd.	322,200	1,089,223
	Hokkaido Electric Power Co., Inc.	1,093,200	4,908,297
	Hokkaido Gas Co., Ltd.	98,500	1,400,603
#	Hokuriku Electric Power Co.	911,200	4,755,628
#	Hokuriku Gas Co., Ltd.	10,100	290,539
	K&O Energy Group, Inc.	100,400	1,194,482
	Nippon Gas Co., Ltd.	611,100	9,652,341
	Okinawa Electric Power Co., Inc. (The)	300,516	3,840,469
	Saibu Gas Holdings Co., Ltd.	223,200	4,948,699
	Shikoku Electric Power Co., Inc.	499,400	3,286,034
	Shizuoka Gas Co., Ltd.	334,900	3,501,091
#	Toell Co., Ltd.	57,500	431,611
	West Holdings Corp.	133,003	5,979,646
TOTAL UTILITIES			50,304,371
TOTAL COMMON STOCKS			3,133,871,469
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Fuji Kosan Co., Ltd. Anrechte Rights 09/30/22	4,400	0
TOTAL INVESTMENT SECURITIES (Cost $2,571,175,156)			3,133,871,469

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	2,729,604	31,581,520
TOTAL INVESTMENTS — (100.0%)
(Cost $2,602,744,712)^^			$3,165,452,989
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,220,708	—	$86,220,708
Consumer Discretionary	—	461,281,337	—	461,281,337
Consumer Staples	—	234,725,183	—	234,725,183
Energy	—	32,254,509	—	32,254,509
Financials	—	257,756,390	—	257,756,390
Health Care	—	149,405,687	—	149,405,687
Industrials	—	970,993,434	—	970,993,434
Information Technology	—	460,261,617	—	460,261,617
Materials	—	375,214,885	—	375,214,885
Real Estate	—	55,453,348	—	55,453,348
Utilities	—	50,304,371	—	50,304,371
Securities Lending Collateral	—	31,581,520	—	31,581,520
TOTAL	—	$3,165,452,989	—	$3,165,452,989

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (56.6%)
*	3P Learning, Ltd.	93,233	$84,216
#	5G Networks, Ltd.	35,296	23,770
*	A2B Australia, Ltd.	267,268	261,049
	Accent Group, Ltd.	2,095,327	4,206,896
	Adairs, Ltd.	796,984	2,437,517
	Adbri, Ltd.	2,286,093	5,954,380
#*	Advance NanoTek, Ltd.	9,653	26,094
*	Ainsworth Game Technology, Ltd.	415,497	305,607
*	Alcidion Group, Ltd.	407,251	113,596
#*	Alkane Resources, Ltd.	2,771,779	2,335,400
*	Alliance Aviation Services, Ltd.	149,763	472,340
	ALS, Ltd.	818,338	7,685,360
	Altium, Ltd.	49,728	1,241,960
#*	Altura Mining, Ltd.	1,171,741	11,290
#*	AMA Group, Ltd.	2,283,100	821,751
*	American Pacific Borates, Ltd.	10,282	10,211
#	AMP, Ltd.	7,993,127	6,123,346
	Ansell, Ltd.	279,386	8,078,246
	APN Property Group, Ltd.	86,412	56,906
	Appen, Ltd.	144,558	1,211,300
*	Arafura Resources, Ltd.	1,923,297	176,940
	ARB Corp., Ltd.	538,242	18,514,807
#*	Ardent Leisure Group, Ltd.	2,770,378	1,994,825
#*	Argosy Minerals, Ltd.	1,030,094	91,002
	AUB Group, Ltd.	496,714	8,407,711
#	Aurelia Metals, Ltd.	5,939,157	1,605,335
	Austal, Ltd.	2,278,005	3,617,720
#*	Australian Agricultural Co., Ltd.	3,315,760	3,395,708
	Australian Ethical Investment, Ltd.	22,322	134,438
	Australian Finance Group, Ltd.	1,471,003	2,802,380
*	Australian Mines Ltd.	2,970,787	45,861
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,899,076
*	Australian Potash, Ltd.	312,442	28,470
#*	Australian Strategic Materials, Ltd.	493,304	3,150,826
	Australian Vintage, Ltd.	3,732,143	2,121,829
	Auswide Bank, Ltd.	114,747	527,007
#	Ava Risk Group, Ltd.	27,751	9,070
#	AVJennings, Ltd.	6,447,738	2,946,806
#*	AVZ Minerals, Ltd.	1,847,793	250,572
*	Axsesstoday, Ltd.	1,687	1
	Baby Bunting Group, Ltd.	607,835	2,567,262
	Bank of Queensland, Ltd.	966,222	6,404,395
*	Bannerman Energy, Ltd.	726,588	84,916
	Bapcor, Ltd.	2,189,248	13,165,133
	Base Resources, Ltd.	487,699	102,163
*	BCI Minerals, Ltd.	231,548	95,930
	Beach Energy, Ltd.	7,632,087	6,713,358
	Beacon Lighting Group, Ltd.	82,488	102,892
	Beacon Minerals, Ltd.	478,110	11,558
	Bega Cheese, Ltd.	1,973,378	7,479,504
	Bell Financial Group, Ltd.	178,672	229,953
*	Bellevue Gold, Ltd.	643,745	466,687
	Bendigo & Adelaide Bank, Ltd.	302,113	2,293,426
*	Berkeley Energia, Ltd.	22,150	4,786
*	Bigtincan Holdings, Ltd.	269,323	229,775

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Bionomics, Ltd.	160,677	$17,646
*	Black Rock Mining, Ltd.	307,432	33,897
#	Blackmores, Ltd.	93,646	5,005,699
*	Botanix Pharmaceuticals, Ltd.	688,967	38,573
	Bravura Solutions, Ltd.	1,664,952	4,154,334
	Breville Group, Ltd.	753,530	17,913,563
	Brickworks, Ltd.	486,532	8,682,588
	BWX, Ltd.	648,248	2,376,382
*	Byron Energy, Ltd.	89,192	6,548
*	Calidus Resources, Ltd.	190,034	69,293
#*	Calix, Ltd.	117,296	239,067
	Capitol Health, Ltd.	3,814,423	995,345
	Capral, Ltd.	15,560	85,423
#*	Capricorn Metals, Ltd.	118,692	189,117
	Cardno, Ltd.	1,127,842	779,200
#*	Carnarvon Petroleum, Ltd.	3,381,086	657,615
	Carsales.com, Ltd.	684,451	11,036,769
#	Cash Converters International, Ltd.	2,766,362	538,243
#*	Catapult Group International, Ltd.	401,552	507,786
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	430,903	2,100,579
*	Central Petroleum, Ltd.	698,601	58,843
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
	Centuria Capital Group	373,452	801,147
	Challenger, Ltd.	2,262,108	9,467,984
*	Champion Iron, Ltd.	543,145	3,035,059
#*	City Chic Collective, Ltd.	332,492	1,302,920
	Class, Ltd.	439,287	549,050
#*	Clean Seas Seafood, Ltd.	105,541	41,856
#*	Clean Teq Water, Ltd.	4,346	2,886
	Cleanaway Waste Management, Ltd.	3,318,936	6,219,567
	Clinuvel Pharmaceuticals, Ltd.	129,412	2,650,430
#	Clover Corp., Ltd.	489,032	628,939
	Codan, Ltd.	670,501	8,316,076
#*	Collection House, Ltd.	2,084,920	276,046
	Collins Foods, Ltd.	745,683	6,054,030
#*	Cooper Energy, Ltd.	11,268,438	1,902,760
#*	Core Lithium, Ltd.	605,165	122,486
*	Corporate Travel Management, Ltd.	650,080	10,377,915
	Costa Group Holdings, Ltd.	2,751,728	6,494,863
	Credit Corp. Group, Ltd.	442,571	9,110,647
	CSR, Ltd.	3,109,441	12,755,304
*	Cynata Therapeutics, Ltd.	23,696	8,193
#*	Dacian Gold, Ltd.	808,363	147,632
*	Danakali Ltd.	219,382	72,122
	Data#3, Ltd.	982,720	3,367,931
#*	Decmil Group, Ltd.	497,690	137,408
#*	Deep Yellow, Ltd.	128,117	67,972
	Deterra Royalties, Ltd.	1,661,369	5,707,502
#	Dicker Data, Ltd.	240,674	2,053,429
*	Domain Holdings Australia, Ltd.	1,497,814	5,370,630
	Downer EDI, Ltd.	2,441,422	9,498,282
	Eagers Automotive, Ltd.	775,292	9,053,906
	Earlypay, Ltd.	189,686	69,442
#*	Eclipx Group, Ltd.	2,008,091	3,474,571
*	Ecograf, Ltd.	347,448	182,336
	Elanor Investor Group	144,934	205,235
	Elders, Ltd.	1,009,369	8,399,453

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Electro Optic Systems Holdings, Ltd.	454,671	$1,378,149
*	Elixir Energy, Ltd.	900,920	151,923
#*	Emeco Holdings, Ltd.	1,441,745	1,265,740
#*	EML Payments, Ltd.	662,290	1,737,399
	Enero Group, Ltd.	22,213	50,924
	EQT Holdings, Ltd.	101,404	2,022,902
*	Estia Health, Ltd.	1,663,088	2,883,182
	Euroz, Ltd.	133,574	162,618
*	EVENT Hospitality and Entertainment, Ltd.	546,035	5,013,564
*	FAR, Ltd.	127,715	126,996
	Finbar Group, Ltd.	222,050	138,196
	Fleetwood, Ltd.	412,429	774,702
#*	Flight Centre Travel Group, Ltd.	581,094	6,426,447
*	Fluence Corp., Ltd.	116,395	17,059
#*	Freedom Foods Group, Ltd.	362,595	91,075
*	Frontier Digital Ventures, Ltd.	216,123	246,871
*	G8 Education, Ltd.	5,593,566	3,987,585
*	Galan Lithium, Ltd.	301,444	229,933
*	Galaxy Resources, Ltd.	3,083,972	10,562,069
*	Genetic Signatures, Ltd.	44,251	40,530
#*	Genex Power, Ltd.	799,280	138,030
*	Genworth Mortgage Insurance Australia, Ltd.	1,615,764	2,417,051
*	Geopacific Resources, Ltd.	14,236	3,484
	Geopacific Resources, Ltd.	19,080	4,691
	Gold Road Resources, Ltd.	4,386,332	4,233,707
	GR Engineering Services, Ltd.	67,719	71,430
	GrainCorp, Ltd., Class A	1,547,172	5,962,958
	Grange Resources, Ltd.	557,506	346,546
#*	Greenland Minerals, Ltd.	1,692,337	113,446
*	GTN, Ltd.	15,394	4,625
	GUD Holdings, Ltd.	746,411	6,463,966
	GWA Group, Ltd.	1,516,127	3,131,617
*	GWR Group, Ltd.	182,456	48,822
	Hansen Technologies, Ltd.	1,293,047	5,900,693
	Healius, Ltd.	3,973,423	14,254,990
#*	Helloworld Travel, Ltd.	51,370	59,568
*	Highfield Resources, Ltd.	182,158	77,107
*	Horizon Oil, Ltd.	714,889	62,627
*	Hot Chili, Ltd.	971,208	25,592
*	HT&E, Ltd.	1,686,962	2,057,113
	HUB24, Ltd.	281,179	4,972,254
#*	Humm Group, Ltd.	2,480,303	1,704,268
*	IDM International, Ltd.	958	0
	IGO, Ltd.	1,352,222	9,226,123
	Iluka Resources, Ltd.	1,664,420	12,133,384
	Image Resources NL	371,646	51,680
	Imdex, Ltd.	2,559,832	3,938,529
#*	ImpediMed, Ltd.	417,437	28,971
	Infomedia, Ltd.	2,736,147	2,803,051
#	Inghams Group, Ltd.	2,191,759	6,119,694
	Intega Group, Ltd.	1,127,842	435,058
	Integral Diagnostics, Ltd.	420,585	1,633,825
	Integrated Research, Ltd.	611,969	829,942
#	InvoCare, Ltd.	945,502	7,441,925
*	ioneer, Ltd.	2,315,365	696,958
	IOOF Holdings, Ltd.	3,815,495	11,735,619
#*	IOUpay, Ltd.	1,476,593	218,067
	IPH, Ltd.	1,243,670	7,395,844
	IRESS, Ltd.	1,225,060	12,713,755

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	IVE Group, Ltd.	543,358	$600,200
*	Japara Healthcare, Ltd.	1,594,623	1,616,759
	Johns Lyng Group, Ltd.	583,556	2,436,570
	Jumbo Interactive, Ltd.	208,843	2,541,517
*	Juno Minerals, Ltd.	108,412	17,503
	Jupiter Mines, Ltd.	5,368,466	1,160,467
*	Kalium Lakes, Ltd.	274,901	43,478
#*	Karoon Energy, Ltd.	3,390,788	3,113,790
*	KGL Resources, Ltd.	114,772	52,344
*	Kingsgate Consolidated, Ltd.	1,079,815	630,835
#	Kogan.com, Ltd.	295,992	2,266,533
	Lednium Technology Pty, Ltd.	195,019	0
*	Legend Mining, Ltd.	848,406	54,463
	Lifestyle Communities, Ltd.	141,647	1,776,542
	Link Administration Holdings, Ltd.	2,206,818	7,873,234
#*	Livetiles, Ltd.	344,818	36,946
	Lovisa Holdings, Ltd.	200,399	2,318,933
*	Lynas Rare Earths, Ltd.	4,981,199	26,923,487
	MA Financial Group, Ltd.	102,990	421,442
	MACA, Ltd.	1,622,774	1,066,420
*	Mach7 Technologies, Ltd.	42,643	30,728
	Macmahon Holdings, Ltd.	5,344,671	862,685
*	Macquarie Telecom Group, Ltd.	2,399	119,366
*	Maggie Beer Holdings, Ltd.	121,873	37,052
*	Matador Mining, Ltd.	63,503	19,563
*	Mayne Pharma Group, Ltd.	9,518,774	2,241,034
	McMillan Shakespeare, Ltd.	490,350	4,566,253
#	McPherson's, Ltd.	653,702	509,234
*	Medical Developments International, Ltd.	25,595	70,836
	Medusa Mining, Ltd.	494,308	297,260
*	Megaport, Ltd.	96,090	1,175,806
#*	Mesoblast, Ltd.	1,561,474	2,172,882
#*	Metals X, Ltd.	3,565,919	717,391
#	Metcash, Ltd.	6,523,460	19,312,271
#	Michael Hill International, Ltd.	1,490,263	955,575
*	Millennium Minerals, Ltd.	1,065,474	0
*	Mincor Resources NL	184,147	165,889
	Mineral Resources, Ltd.	91,169	4,218,314
*	MMA Offshore, Ltd.	1,249,410	339,328
#	MNF Group, Ltd.	216,292	873,424
	Monadelphous Group, Ltd.	566,488	4,496,701
	Monash IVF Group, Ltd.	1,738,681	1,109,214
#	Money3 Corp., Ltd.	1,005,410	2,248,146
*	Morning Star Gold NL	332,749	0
	Motorcycle Holdings, Ltd.	41,869	84,502
	Mount Gibson Iron, Ltd.	3,756,776	2,377,587
#*	Myanmar Metals, Ltd.	494,858	19,065
#*	Myer Holdings, Ltd.	3,707,181	1,347,964
	MyState, Ltd.	662,767	2,409,096
#*	Nanosonics, Ltd.	413,442	1,618,329
	Navigator Global Investments, Ltd.	892,324	1,153,005
*	nearmap, Ltd.	2,437,580	3,706,503
*	Neometals, Ltd.	852,706	412,971
	Netwealth Group, Ltd.	386,760	4,470,323
*	New Century Resources, Ltd.	831,875	124,807
#	New Energy Solar	201,504	122,911
#	New Hope Corp., Ltd.	2,234,532	3,272,149
	nib holdings, Ltd.	2,951,426	15,563,700
#	Nick Scali, Ltd.	400,543	3,610,009

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nickel Mines, Ltd.	626,222	$505,278
	Nine Entertainment Co. Holdings, Ltd.	4,237,818	8,640,981
	NRW Holdings, Ltd.	2,939,598	3,697,194
*	Nufarm, Ltd.	1,868,539	5,926,616
	Objective Corp., Ltd.	11,353	140,693
	OFX Group, Ltd.	1,677,229	1,798,614
*	Oklo Resources, Ltd.	202,639	18,531
#*	OM Holdings, Ltd.	449,510	265,898
	Omni Bridgeway, Ltd.	2,304,148	5,847,975
*	oOh!media, Ltd.	3,082,993	3,717,220
*	Opthea, Ltd.	21,559	19,788
	Ora Banda Mining Ltd.	99,291	9,837
*	Ora Banda Mining, Ltd.	674,394	66,529
*	Orbital Corp., Ltd.	16,624	8,580
*	Orocobre, Ltd.	236,662	1,431,781
	Orora, Ltd.	5,931,076	15,719,465
	Over the Wire Holdings, Ltd.	23,647	79,431
	OZ Minerals, Ltd.	630,733	10,693,356
	Pacific Current Group, Ltd.	259,417	1,081,183
#	Pacific Smiles Group, Ltd.	272,678	502,014
	Pact Group Holdings, Ltd.	1,422,949	3,868,477
*	Paladin Energy, Ltd.	1,591,886	623,668
*	Panoramic Resources, Ltd.	9,516,699	1,257,830
#*	Pantoro, Ltd.	1,359,940	208,555
*	Paradigm Biopharmaceuticals, Ltd.	41,528	67,655
*	Peak Resources, Ltd.	224,220	18,955
	Peet, Ltd.	941,277	807,276
	Pendal Group, Ltd.	2,058,779	12,221,709
*	Peninsula Energy, Ltd.	430,924	47,322
	People Infrastructure, Ltd.	87,238	275,544
	Perenti Global, Ltd.	4,332,628	2,909,652
	Perpetual, Ltd.	376,124	10,395,193
*	Perseus Mining, Ltd.	8,114,950	9,917,272
	Platinum Asset Management, Ltd.	1,941,364	5,849,282
*	Poseidon Nickel, Ltd.	2,836,007	280,963
	PPK Group, Ltd.	17,813	171,814
#*	Praemium, Ltd.	1,189,561	980,268
	Premier Investments, Ltd.	490,367	9,707,346
	Pro Medicus, Ltd.	219,586	9,386,688
	Probiotec, Ltd.	19,024	29,735
	Propel Funeral Partners, Ltd.	87,605	231,360
*	Prospect Resources, Ltd.	120,194	28,403
	PSC Insurance Group, Ltd.	115,164	295,912
	PWR Holdings, Ltd.	246,124	1,322,104
	QANTM Intellectual Property, Ltd.	15,371	12,754
*	Quickstep Holdings, Ltd.	134,452	5,332
#	Ramelius Resources, Ltd.	4,758,357	5,898,497
*	ReadyTech Holdings, Ltd.	65,122	111,681
#	Reckon, Ltd.	391,834	272,342
*	Red 5, Ltd.	6,878,068	982,965
*	Redbubble, Ltd.	126,785	302,265
	Redcape Hotel Group	111,772	78,740
#	Regis Healthcare, Ltd.	863,552	1,321,554
	Regis Resources, Ltd.	4,825,314	9,094,990
#*	Reject Shop, Ltd. (The)	116,216	451,166
	Reliance Worldwide Corp., Ltd.	3,674,115	15,007,521
#	Resimac Group, Ltd.	12,138	20,631
#*	Resolute Mining, Ltd.	8,007,059	3,156,137
*	Retail Food Group, Ltd.	4,685,290	274,686

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Rhipe, Ltd.	349,672	$649,254
*	Ridley Corp., Ltd.	1,862,695	1,559,047
*	RPMGlobal Holdings, Ltd.	429,499	634,040
#*	Rumble Resources, Ltd.	178,014	64,005
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,187,001	6,008,054
*	SciDev, Ltd.	32,244	21,580
	SeaLink Travel Group, Ltd.	369,244	2,522,458
#	Select Harvests, Ltd.	880,705	5,145,178
#	Senex Energy, Ltd.	1,196,550	2,795,710
#	Servcorp, Ltd.	342,954	832,989
	Service Stream, Ltd.	3,861,053	2,570,409
#*	Seven West Media, Ltd.	3,843,757	1,324,282
	SG Fleet Group, Ltd.	452,859	988,510
	Shaver Shop Group, Ltd.	447,347	335,485
*	Sheffield Resources, Ltd.	129,910	31,969
	Shriro Holdings, Ltd.	24,206	19,327
	Sigma Healthcare, Ltd.	6,192,917	2,862,858
*	Silver Lake Resources, Ltd.	5,791,755	6,473,139
*	Silver Mines, Ltd.	345,904	57,472
	Sims, Ltd.	1,175,465	14,210,259
	SmartGroup Corp., Ltd.	734,287	3,891,659
#*	SomnoMed, Ltd.	25,160	43,078
	Southern Cross Electrical Engineering, Ltd.	75,077	28,118
*	Southern Cross Media Group, Ltd.	1,320,693	1,893,973
	Spark Infrastructure Group	10,978,157	21,833,084
#*	Speedcast International, Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	222,650	50,840
#	SRG Global, Ltd.	330,321	141,755
	St Barbara, Ltd.	4,909,813	6,356,769
*	Star Entertainment Grp, Ltd. (The)	3,822,270	9,633,796
	Steadfast Group, Ltd.	5,683,479	18,595,485
#*	Strike Energy, Ltd.	2,946,889	659,745
	Sunland Group, Ltd.	1,168,149	2,217,881
#*	Sunrise Energy Metals, Ltd.	8,693	12,615
	Super Retail Group, Ltd.	1,085,264	10,586,258
*	Superloop, Ltd.	1,049,203	675,829
*	Syrah Resources, Ltd.	2,689,801	2,775,664
#	Tassal Group, Ltd.	1,531,815	3,647,390
	Technology One, Ltd.	1,748,272	12,151,649
#*	Temple & Webster Group, Ltd.	138,534	1,216,472
*	Tiger Resources, Ltd.	9,447,997	1,387
	Tribune Resources, Ltd.	14,725	58,344
#*	Tyro Payments, Ltd.	484,565	1,234,337
	United Malt Grp, Ltd.	1,771,214	5,859,803
#*	Venturex Resources, Ltd.	75,746	43,699
	VGI Partners, Ltd.	5,368	27,386
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,837,279
	Vita Group, Ltd.	715,914	529,987
	Viva Energy Group, Ltd.	3,953,539	5,996,064
#*	Vmoto, Ltd.	267,457	74,226
#*	Wagners Holding Co., Ltd.	122,838	185,595
#*	Warrego Energy, Ltd.	81,189	15,237
#*	Webjet, Ltd.	2,056,935	7,552,855
*	West African Resources, Ltd.	965,405	742,470
	Western Areas, Ltd.	2,254,139	4,331,972
*	Westgold Resources, Ltd.	2,414,524	3,097,843
*	Whispir, Ltd.	71,193	130,795

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Whitehaven Coal, Ltd.	4,887,743	$7,966,118
TOTAL AUSTRALIA			980,362,776
CHINA — (0.0%)
*	FIH Mobile, Ltd.	1,090,000	148,934
	TK Group Holdings, Ltd.	492,000	178,110
TOTAL CHINA			327,044
HONG KONG — (22.4%)
*	Aceso Life Science Group, Ltd.	18,044,400	506,652
	Aeon Credit Service Asia Co., Ltd.	986,000	625,566
	Allied Group, Ltd.	12,764,000	4,983,708
#	APAC Resources, Ltd.	3,766,513	668,733
#*	Apollo Future Mobility Group, Ltd.	8,436,000	401,696
#*	Applied Development Holdings, Ltd.	13,430,000	181,873
*	Arts Optical International Hldgs, Ltd.	322,000	26,523
	Asia Financial Holdings, Ltd.	2,330,908	1,010,550
*	Asia Standard Hotel Group, Ltd.	4,411,654	121,360
*	Asia Standard International Group, Ltd.	12,924,917	1,710,387
*	Asiasec Properties, Ltd.	1,807,000	365,086
	ASM Pacific Technology, Ltd.	1,406,800	18,138,843
	Associated International Hotels, Ltd.	952,000	1,764,494
	Automated Systems Holdings, Ltd.	340,400	58,966
	Bank of East Asia, Ltd. (The)	886,600	1,460,787
	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	984,000	247,734
*	Blue River Holdings, Ltd.	4,005,194	126,787
	BOC Aviation, Ltd.	471,000	3,463,105
	BOCOM International Holdings Co., Ltd.	943,000	210,987
	BOE Varitronix, Ltd.	3,807,293	3,957,736
	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,013
	Build King Holdings, Ltd.	440,000	58,888
*	Burwill Holdings, Ltd.	37,300,960	63,839
	Cafe de Coral Holdings, Ltd.	3,056,000	5,949,528
#*	Cathay Pacific Airways, Ltd.	1,380,000	1,107,308
*	Century City International Holdings, Ltd.	7,111,460	402,299
	CGN Mining Co., Ltd.	5,570,000	452,689
	Chen Hsong Holdings	1,296,000	458,517
	Cheuk Nang Holdings, Ltd.	771,714	268,222
	Chevalier International Holdings, Ltd.	820,989	1,025,230
*	China Baoli Technologies Holdings, Ltd.	1,147,500	4,729
*	China Best Group Holding, Ltd.	1,274,998	59,213
*	China Display Optoelectronics Technology Holdings, Ltd.	6,152,000	521,730
*	China Energy Development Holdings, Ltd.	58,624,000	723,835
	China Motor Bus Co., Ltd.	73,400	1,011,826
*	China Solar Energy Holdings, Ltd.	1,669,500	7,251
#*	China Star Entertainment, Ltd.	11,170,000	1,599,201
#*	China Strategic Holdings, Ltd.	80,821,250	727,336
	China Tonghai International Financial, Ltd.	1,300,000	42,500
	Chinese Estates Holdings, Ltd.	2,975,500	1,166,918
	Chinney Investments, Ltd.	1,180,000	267,354
#	Chong Hing Bank, Ltd.	244,000	642,639
	Chow Sang Sang Holdings International, Ltd.	2,417,000	4,044,376
	Chuang's China Investments, Ltd.	8,811,407	538,591
	Chuang's Consortium International, Ltd.	7,519,043	911,774
	CITIC Telecom International Holdings, Ltd.	13,126,125	4,258,458
#	CK Life Sciences Int'l Holdings, Inc.	18,634,000	1,943,116
#	CMBC Capital Holdings, Ltd.	17,640,000	237,948

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	C-Mer Eye Care Holding, Ltd.	788,000	$769,493
	CNQC International Holdings, Ltd.	800,000	80,149
	CNT Group, Ltd.	7,979,264	400,253
#	Convenience Retail Asia, Ltd.	1,026,000	106,944
	Crystal International Group, Ltd.	183,000	73,547
	CSI Properties, Ltd.	47,866,383	1,509,804
	Dah Sing Banking Group, Ltd.	3,764,716	3,875,566
	Dah Sing Financial Holdings, Ltd.	1,436,144	4,527,123
	Dickson Concepts International, Ltd.	1,591,000	932,424
*	Digital Domain Holdings, Ltd.	2,310,000	15,749
*	Dingyi Group Investment, Ltd.	300,000	3,628
	Dynamic Holdings, Ltd.	116,000	196,921
	Eagle Nice International Holdings, Ltd.	2,166,000	1,391,377
#	EC Healthcare	1,377,097	2,137,108
	EcoGreen International Group, Ltd.	1,994,640	517,966
*	Emperor Capital Group, Ltd.	30,219,000	446,055
	Emperor Entertainment Hotel, Ltd.	4,840,000	616,683
	Emperor International Holdings, Ltd.	10,584,753	1,517,034
	Emperor Watch & Jewellery, Ltd.	27,140,000	748,552
*	Energy International Investments Holdings, Ltd.	1,960,000	17,907
*	ENM Holdings, Ltd.	15,176,000	1,251,052
*	Esprit Holdings, Ltd.	13,480,325	1,077,042
*	Eternity Investment, Ltd.	820,000	25,686
	EuroEyes International Eye Clinic, Ltd.	89,000	142,096
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	805,600	1,810,405
	Far East Consortium International, Ltd.	12,207,827	4,835,741
	First Pacific Co., Ltd.	15,728,000	5,247,153
*	First Shanghai Investments, Ltd.	5,568,000	204,690
	Fosun Tourism Group	25,200	29,359
	Fountain SET Holdings, Ltd.	6,120,000	1,038,479
	Four Seas Mercantile Holdings, Ltd.	610,000	227,719
*	Freeman Fintech Corp., Ltd.	13,680,000	29,750
*	Frontage Holdings Corp.	908,000	707,526
	FSE Lifestyle Services, Ltd.	367,000	287,580
#*	GBA Holdings, Ltd.	18,640,000	23,986
	GDH Guangnan Holdings., Ltd.	2,083,600	187,569
*	Genting Hong Kong, Ltd.	5,661,000	384,560
	Get Nice Financial Group, Ltd.	2,438,600	276,535
	Giordano International, Ltd.	8,346,000	1,623,581
	Glorious Sun Enterprises, Ltd.	3,932,000	395,104
*	Gold Peak Industries Holdings, Ltd.	3,029,642	257,412
	Golden Resources Development International, Ltd.	4,082,500	288,605
	Goldin Financial Holdings, Ltd.	9,580,000	0
*	Good Resources Holdings, Ltd.	6,860,000	14,036
*	Goodbaby International Holdings, Ltd.	6,163,000	1,431,323
*	GR Properties, Ltd.	138,000	17,081
	Great Eagle Holdings, Ltd.	1,089,446	3,411,837
*	Greentech Technology International, Ltd.	10,030,000	138,437
*	G-Resources Group, Ltd.	2,817,810	1,035,313
	Guoco Group, Ltd.	2,000	22,909
	Guotai Junan International Holdings, Ltd.	30,684,797	4,630,551
#	Haitong International Securities Group, Ltd.	20,434,400	5,266,309
	Hang Lung Group, Ltd.	2,663,000	6,521,118
	Hanison Construction Holdings, Ltd.	2,713,649	443,860
*	Hans Energy Co., Ltd.	1,060,000	53,935
#	Harbour Centre Development, Ltd.	935,500	992,753
*	HK Asia Holdings, Ltd.	140,000	77,257
	HKBN, Ltd.	3,809,500	4,435,838

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKR International, Ltd.	7,078,969	$2,856,743
	Hon Kwok Land Investment Co., Ltd.	388,800	178,536
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	740,225
*	Hong Kong Technology Venture Co., Ltd.	751,000	1,053,793
*	Hongkong & Shanghai Hotels, Ltd. (The)	3,625,989	3,190,747
	Hongkong Chinese, Ltd.	5,038,000	388,682
	Honma Golf, Ltd.	1,060,000	495,924
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,469
*	Huafa Property Services Group Co., Ltd.	460,000	11,178
	Hung Hing Printing Group, Ltd.	2,940,000	496,308
#*	Huobi Technology Holdings, Ltd.	24,000	32,728
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,112,000	2,356,155
*	Hypebeast, Ltd.	2,635,000	367,145
	Hysan Development Co., Ltd.	2,302,000	9,060,171
#*	I-CABLE Communications, Ltd.	4,080,000	41,993
*	Imagi International Holdings, Ltd.	2,220,984	314,989
	International Housewares Retail Co., Ltd.	2,042,000	759,962
	IPE Group, Ltd.	3,345,000	288,277
*	IRC, Ltd.	35,846,266	1,294,366
#*	ITC Properties Group, Ltd.	5,873,292	688,920
	Jacobson Pharma Corp., Ltd.	3,616,000	293,285
*	JBM Healthcare, Ltd.	452,000	68,554
	Johnson Electric Holdings, Ltd.	2,814,492	6,596,238
	K Wah International Holdings, Ltd.	1,588,000	717,790
*	Kader Holdings Co., Ltd.	378,000	20,593
*	Kam Hing International Holdings, Ltd.	144,000	7,212
	Karrie International Holdings, Ltd.	2,932,000	633,939
#*	Keck Seng Investments Hong Kong, Ltd.	912,600	584,999
	Kerry Logistics Network, Ltd.	4,063,500	12,108,809
	Kerry Properties, Ltd.	2,021,000	5,968,453
	Kingmaker Footwear Holdings, Ltd.	1,878,955	222,929
	Kowloon Development Co., Ltd.	3,057,000	3,549,319
*	Kwoon Chung Bus Holdings, Ltd.	44,000	12,695
*	Lai Sun Development Co., Ltd.	1,843,096	1,467,017
*	Lai Sun Garment International, Ltd.	998,295	436,771
	Lam Soon Hong Kong, Ltd.	325,310	629,419
*	Landing International Development, Ltd.	6,932,800	203,723
	Landsea Green Properties Co., Ltd.	3,016,000	176,479
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	463,392
*	Lifestyle International Holdings, Ltd.	3,651,500	2,605,673
	Lippo China Resources, Ltd.	17,982,000	267,932
	Lippo, Ltd.	1,161,700	370,378
	Liu Chong Hing Investment, Ltd.	1,531,200	1,562,550
	L'Occitane International SA	2,278,500	7,921,106
	Luk Fook Holdings International, Ltd.	3,577,000	11,448,774
	Lung Kee Bermuda Holdings	1,491,875	696,208
*	Magnificent Hotel Investment, Ltd.	13,170,000	199,956
	Man Wah Holdings, Ltd.	839,600	1,684,653
*	Mason Group Holdings, Ltd.	111,713,399	389,904
	Master Glory Group, Ltd.	972,981	6,110
	Matrix Holdings, Ltd.	1,067,414	371,906
#	MECOM Power and Construction, Ltd.	4,382,000	2,203,987
	Melbourne Enterprises, Ltd.	39,500	809,979
	Melco International Development, Ltd.	2,503,000	3,997,179
#*	MH Development, Ltd.	3,238,000	90,626
*	Midland Holdings, Ltd.	3,035,987	522,204
	Ming Fai International Holdings, Ltd.	1,728,000	141,922
	Miramar Hotel & Investment	1,144,000	2,134,077

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group, Ltd.	2,354,000	$2,037,833
	NagaCorp., Ltd.	1,628,000	1,196,132
#	Nameson Holdings, Ltd.	7,744,000	587,299
	Nanyang Holdings, Ltd.	133,500	679,958
	National Electronics Hldgs	2,668,600	370,649
*	National United Resources Holdings, Ltd.	18,280,000	62,571
*	Neo-Neon Holdings, Ltd.	2,315,500	145,186
#*	NewOcean Energy Holdings, Ltd.	7,246,000	363,177
#	Nissin Foods Co., Ltd.	1,168,000	840,482
	NWS Holdings, Ltd.	5,148,000	5,188,115
	Oriental Watch Holdings	2,939,120	1,569,029
#*	Oshidori International Holdings, Ltd.	20,024,400	1,290,141
	Pacific Andes International Holdings, Ltd.	19,435,067	68,525
*	Pacific Basin Shipping, Ltd.	32,170,000	14,339,086
*	Pacific Century Premium Developments, Ltd.	354,240	30,540
	Pacific Textiles Holdings, Ltd.	7,715,000	4,180,203
	Pak Fah Yeow International, Ltd.	5,000	1,157
*	Paliburg Holdings, Ltd.	3,180,830	869,615
*	Paradise Entertainment, Ltd.	3,672,000	465,195
	PC Partner Group, Ltd.	1,752,000	1,087,868
	PCCW, Ltd.	12,711,545	6,658,681
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	36,000	3,378
	Pentamaster International, Ltd.	1,270,000	171,524
	Perfect Medical Health Management, Ltd.	3,063,000	3,176,183
	Pico Far East Holdings, Ltd.	5,142,000	860,048
*	Planetree International Development, Ltd.	76,000	5,784
	Playmates Holdings, Ltd.	7,082,000	859,105
	Plover Bay Technologies, Ltd.	2,160,000	703,079
	Pokfulam Development Co., Ltd.	72,000	108,234
*	PT International Development Co., Ltd.	8,347,150	323,096
	Public Financial Holdings, Ltd.	2,848,000	881,562
	PYXIS Group, Ltd.	1,936,000	0
*	Razer, Inc.	9,435,000	2,288,848
*	Regal Hotels International Holdings, Ltd.	2,953,800	1,507,585
	Regina Miracle International Holdings, Ltd.	1,983,000	704,440
*	Renco Holdings Group, Ltd.	103,000	2,141
*	Sa Sa International Holdings, Ltd.	5,060,960	1,263,972
#	Safety Godown Co., Ltd.	1,200,000	603,405
	SAS Dragon Holdings, Ltd.	2,182,000	1,044,457
	SEA Holdings, Ltd.	1,657,523	1,263,519
*	Shangri-La Asia, Ltd.	3,116,000	2,768,363
#	Shenwan Hongyuan HK, Ltd.	3,511,250	429,505
*	Shun Ho Property Investments, Ltd.	1,254,757	196,143
*	Shun Tak Holdings, Ltd.	11,609,419	3,363,313
*	Sincere Watch Hong Kong, Ltd.	2,380,000	17,327
	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	226,464
#*	Singamas Container Holdings, Ltd.	8,118,000	1,160,171
	SITC International Holdings Co., Ltd.	2,778,000	11,460,282
*	SJM Holdings, Ltd.	3,485,000	3,143,187
	SmarTone Telecommunications Holdings, Ltd.	2,058,981	1,153,987
	Solomon Systech International, Ltd.	10,960,000	1,693,091
	Soundwill Holdings, Ltd.	600,500	634,843
*	South China Holdings Co., Ltd.	17,774,503	246,633
*	Stella International Holdings, Ltd.	2,697,500	3,440,300
#*	Summit Ascent Holdings, Ltd.	7,556,000	641,211
	Sun Hung Kai & Co., Ltd.	5,183,429	2,667,047
	SUNeVision Holdings, Ltd.	2,552,000	2,692,536

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	TAI Cheung Holdings, Ltd.	2,329,000	$1,597,861
	Tai Sang Land Development, Ltd.	798,910	427,258
#	Tan Chong International, Ltd.	1,176,000	312,515
#	Tao Heung Holdings, Ltd.	1,396,000	179,540
*	Television Broadcasts, Ltd.	1,985,600	1,674,071
*	Termbray Industries International Holdings, Ltd.	1,310,900	48,046
	Texhong Textile Group, Ltd.	110,500	161,563
	Texwinca Holdings, Ltd.	4,224,000	952,363
*	Theme International Holdings, Ltd.	7,530,000	1,397,986
	Tian Teck Land, Ltd.	1,024,000	659,024
*	Town Health International Medical Group, Ltd.	3,656,115	265,680
	Tradelink Electronic Commerce, Ltd.	6,126,000	906,665
	Transport International Holdings, Ltd.	1,576,602	2,940,808
	United Laboratories International Holdings, Ltd. (The)	6,644,000	4,666,253
*	Universal Technologies Holdings, Ltd.	1,730,000	54,879
	Untrade Convoy	38,622,000	155,559
	Untrade CW Group Holdings	1,361,500	7,586
*	Up Energy Development Group, Ltd.	3,929,000	12,235
	Value Partners Group, Ltd.	5,740,000	3,300,223
#	Valuetronics Holdings, Ltd.	2,911,150	1,277,228
	Vanke Overseas Investment Holding Co., Ltd.	16,000	4,915
	Vedan International Holdings, Ltd.	3,576,000	344,970
#	Vitasoy International Holdings, Ltd.	2,731,000	7,672,630
#	VPower Group International Holdings, Ltd.	1,815,000	373,838
	VSTECS Holdings, Ltd.	6,261,600	5,000,672
	VTech Holdings, Ltd.	1,345,100	13,339,096
	Wai Kee Holdings, Ltd.	6,814,738	3,578,717
	Wang On Group, Ltd.	41,740,000	343,458
*	Wealthking Investments, Ltd.	7,296,000	696,052
	Wing On Co. International, Ltd.	759,000	1,704,740
#	Wing Tai Properties, Ltd.	2,187,331	1,241,562
*	YGM Trading, Ltd.	44,000	12,597
*	YT Realty Group, Ltd.	1,968,124	366,587
	YTO Express Holdings, Ltd.	424,000	174,556
*	Yue Yuen Industrial Holdings, Ltd.	2,179,500	4,599,624
#*	Yunfeng Financial Group, Ltd.	612,000	183,868
#	Zensun Enterprises, Ltd.	4,870,000	407,540
*	Zhaobangji Properties Holdings, Ltd.	856,000	69,415
TOTAL HONG KONG			388,720,807
NEW ZEALAND — (6.6%)
*	AFT Pharmaceuticals, Ltd.	7,095	22,497
*	Air New Zealand, Ltd.	275,554	288,070
	Arvida Group, Ltd.	824,120	1,182,107
	Briscoe Group, Ltd.	23,531	93,392
	Chorus, Ltd.	2,860,385	12,277,983
	Colonial Motor Co., Ltd. (The)	144,588	910,309
#*	Comvita, Ltd.	44,950	102,460
	Delegat Group, Ltd.	4,581	43,483
#*	Eroad, Ltd.	24,092	110,966
	Freightways, Ltd.	976,177	8,705,294
	Genesis Energy, Ltd.	1,234,461	2,952,644
*	Gentrack Group, Ltd.	71,302	105,268
#	Hallenstein Glasson Holdings, Ltd.	319,156	1,608,450
	Heartland Group Holdings, Ltd.	2,036,710	2,909,653
	Infratil, Ltd.	3,805,787	19,386,417
#	Investore Property, Ltd.	551,549	780,749
	Kathmandu Holdings, Ltd.	2,509,713	2,393,781
	Mainfreight, Ltd.	203,005	11,605,208

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	$627,309
	Napier Port Holdings, Ltd.	4,374	9,822
#*	NEW Zealand King Salmon Investments, Ltd.	63,420	61,857
#*	New Zealand Refining Co., Ltd. (The)	931,091	537,764
*	NZME, Ltd.	945,851	640,232
#	NZX, Ltd.	1,433,284	1,917,350
	Oceania Healthcare, Ltd.	972,807	1,009,775
#*	Pacific Edge, Ltd.	690,799	596,932
	PGG Wrightson, Ltd.	120,785	289,452
*	Plexure Group, Ltd.	27,580	13,226
#*	Pushpay Holdings, Ltd.	2,728,665	3,235,374
*	Rakon, Ltd.	27,853	17,487
*	Restaurant Brands New Zealand, Ltd.	165,154	1,842,599
	Richina Pacific, Ltd.	274,180	0
#*	Sanford, Ltd.	373,306	1,297,599
#	Scales Corp., Ltd.	436,710	1,388,136
	Scott Technology, Ltd.	47,901	91,700
*	Serko, Ltd.	103,409	514,251
	Skellerup Holdings, Ltd.	788,235	2,800,811
*	SKY Network Television, Ltd.	3,023,115	347,364
*	SKYCITY Entertainment Group, Ltd.	4,937,567	11,079,709
	Steel & Tube Holdings, Ltd.	575,667	461,868
	Summerset Group Holdings, Ltd.	1,148,908	10,335,643
#*	Synlait Milk, Ltd.	449,820	1,170,012
#*	Tourism Holdings, Ltd.	705,776	1,157,570
	TOWER, Ltd.	2,288,464	1,122,741
#	Trustpower, Ltd.	237,979	1,303,050
	Turners Automotive Group, Ltd.	88,796	266,101
#*	Vista Group International, Ltd.	458,004	743,764
	Warehouse Group, Ltd. (The)	360,516	864,219
	Z Energy, Ltd.	1,685,119	3,462,347
TOTAL NEW ZEALAND			114,684,795
SINGAPORE — (11.9%)
*	Abterra, Ltd.	230,320	1,241
	Accordia Golf Trust	5,267,200	82,801
#	AEM Holdings, Ltd.	798,900	2,304,764
#	Amara Holdings, Ltd.	974,800	266,571
	Ascendas India Trust	5,500,000	5,886,995
#	Avarga, Ltd.	2,626,500	582,350
#*	Banyan Tree Holdings, Ltd.	783,400	176,832
#*	Best World International, Ltd.	2,911,550	543,223
	Bonvests Holdings, Ltd.	950,000	647,078
	Boustead Singapore, Ltd.	2,200,482	1,931,909
	Bukit Sembawang Estates, Ltd.	1,207,603	4,893,633
	Bund Center Investment, Ltd.	659,825	262,251
#*	Centurion Corp., Ltd.	1,405,100	352,429
#	China Aviation Oil Singapore Corp., Ltd.	2,623,199	1,954,938
	China Sunsine Chemical Holdings, Ltd.	3,754,300	1,410,109
	Chip Eng Seng Corp., Ltd.	3,787,600	1,244,512
#	Chuan Hup Holdings, Ltd.	3,937,600	626,462
	Civmec, Ltd.	162,700	86,337
#	ComfortDelGro Corp., Ltd.	9,811,800	11,382,789
#*	COSCO Shipping International Singapore Co., Ltd.	6,883,000	1,498,111
#*	Creative Technology, Ltd.	321,100	587,022
#	CSE Global, Ltd.	2,544,600	966,512
	Dasin Retail Trust	56,500	20,637
#	Del Monte Pacific, Ltd.	2,230,164	673,789
#	Delfi, Ltd.	979,700	611,444

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	DMX Technologies Group, Ltd.	2,096,000	$0
#*	Ezion Holdings, Ltd.	9,845,878	58,859
#*	Ezra Holdings, Ltd.	8,161,986	12,409
#	Far East Orchard, Ltd.	1,230,903	1,025,148
#	First Resources, Ltd.	5,495,400	5,509,165
#	First Sponsor Group, Ltd.	484,728	484,909
#	Food Empire Holdings, Ltd.	1,450,100	897,924
#*	Fragrance Group, Ltd.	6,077,000	615,854
	Fraser and Neave, Ltd.	263,500	279,606
	Frencken Group, Ltd.	1,854,400	2,602,469
#	Fu Yu Corp., Ltd.	3,744,900	814,799
#*	Gallant Venture, Ltd.	5,386,600	510,350
#	Geo Energy Resources, Ltd.	3,758,000	705,878
#	GK Goh Holdings, Ltd.	1,484,065	1,066,097
	Golden Agri-Resources, Ltd.	37,540,100	6,357,117
#*	Golden Energy & Resources, Ltd.	694,000	197,064
*	GP Industries, Ltd.	647,409	265,543
#	GuocoLand, Ltd.	1,910,914	2,255,570
#*	Halcyon Agri Corp., Ltd.	1,635,533	306,985
#	Hanwell Holdings, Ltd.	1,562,419	489,662
	Haw Par Corp., Ltd.	385,000	3,803,009
#	Hiap Hoe, Ltd.	498,000	239,821
	Ho Bee Land, Ltd.	1,633,500	3,363,472
#	Hong Fok Corp., Ltd.	3,457,994	2,054,793
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	1,850,900	1,215,172
#	Hong Leong Finance, Ltd.	1,002,000	1,797,716
	Hotel Grand Central, Ltd.	1,632,854	1,264,042
	Hour Glass, Ltd. (The)	1,806,732	2,049,826
	HRnetgroup, Ltd.	130,100	76,408
	Hutchison Port Holdings Trust	24,983,000	5,862,686
	Hwa Hong Corp., Ltd.	2,123,500	455,773
#*	Hyflux, Ltd.	3,707,700	227,122
#	iFAST Corp., Ltd.	854,900	5,051,679
	IGG, Inc.	8,547,000	9,716,046
*	Indofood Agri Resources, Ltd.	3,097,300	729,705
#	ISDN Holdings, Ltd.	374,200	211,049
#	Japfa, Ltd.	3,020,210	1,705,559
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,773,195
#	Koufu Group, Ltd.	193,700	91,518
	KSH Holdings, Ltd.	1,278,300	344,146
#	Low Keng Huat Singapore, Ltd.	949,800	323,620
#*	Mandarin Oriental International, Ltd.	1,497,700	2,977,925
#	Metro Holdings, Ltd.	3,045,192	1,782,977
	Mewah International, Inc.	89,000	26,829
#	Micro-Mechanics Holdings, Ltd.	84,500	197,603
#*	Midas Holdings, Ltd.	8,576,553	227,873
#*	mm2 Asia, Ltd.	7,042,000	354,457
	NetLink NBN Trust	4,453,100	3,203,425
#	NSL, Ltd.	409,900	242,205
#*	Oceanus Group, Ltd.	8,888,300	228,776
	OUE, Ltd.	2,165,100	1,996,922
#	Oxley Holdings, Ltd.	7,895,363	1,340,793
	Pan-United Corp., Ltd.	2,435,750	577,301
	Propnex, Ltd.	162,100	229,618
#	Q&M Dental Group Singapore, Ltd.	1,571,800	962,153
#	QAF, Ltd.	1,625,480	1,182,397

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Raffles Education Corp., Ltd.	3,778,723	$279,095
	Raffles Medical Group, Ltd.	7,677,232	8,163,159
#	Riverstone Holdings, Ltd.	2,738,600	2,449,945
#*	Roxy-Pacific Holdings, Ltd.	505,740	145,350
*	SATS, Ltd.	604,600	1,787,911
#	SBS Transit, Ltd.	839,001	1,856,703
	Sembcorp Industries, Ltd.	6,027,400	9,297,561
#*	Sembcorp Marine, Ltd.	42,313,712	3,586,055
	Sheng Siong Group, Ltd.	4,752,300	5,508,424
*	SHS Holdings, Ltd.	2,175,300	250,106
#*	SIA Engineering Co., Ltd.	1,802,600	2,805,344
#	SIIC Environment Holdings, Ltd.	5,890,920	836,898
#	Sinarmas Land, Ltd.	7,118,700	1,492,445
	Sing Holdings, Ltd.	1,579,500	443,290
	Sing Investments & Finance, Ltd.	350,675	384,876
	Singapore Land Group, Ltd.	132,269	263,003
#	Singapore Post, Ltd.	11,581,800	5,472,761
	Singapore Press Holdings, Ltd.	7,439,300	10,321,891
	Singapore Shipping Corp., Ltd.	1,640,700	333,212
#	Stamford Land Corp., Ltd.	3,272,400	1,268,146
	StarHub, Ltd.	5,788,500	5,171,244
	Straco Corp., Ltd.	130,000	50,058
	Straits Trading Co., Ltd.	116,400	243,069
#*	Swiber Holdings, Ltd.	2,895,250	43,591
#	Tuan Sing Holdings, Ltd.	4,863,483	1,886,609
	UMS Holdings, Ltd.	2,413,175	2,868,790
	United Overseas Insurance, Ltd.	181,850	945,292
	UOB-Kay Hian Holdings, Ltd.	2,435,762	2,823,647
#	Vicom, Ltd.	557,500	839,275
#	Wee Hur Holdings, Ltd.	2,769,000	429,354
#	Wing Tai Holdings, Ltd.	4,019,667	5,428,747
#	Yeo Hiap Seng, Ltd.	228,759	151,845
TOTAL SINGAPORE			205,165,454
TAIWAN — (0.0%)
*	FIT Hon Teng, Ltd.	1,035,000	222,976
UNITED STATES — (0.3%)
	Clean Seas Seafood, Ltd.	16,006	6,343
*	Samsonite International SA	2,805,600	5,222,060
TOTAL UNITED STATES			5,228,403
TOTAL COMMON STOCKS			1,694,712,255
PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International, Ltd.	51,120	64,525
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	857,395	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0

The Asia Pacific Small Company Series
CONTINUED
	Shares	Value»

SINGAPORE — (Continued)
* First Sponsor Group, Ltd. Warrants 03/21/29	74,981	$15,633
TOTAL SINGAPORE		15,633
TOTAL RIGHTS/WARRANTS		15,633
TOTAL INVESTMENT SECURITIES (Cost $1,477,332,370)		1,694,792,413

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	3,292,810	38,097,817
TOTAL INVESTMENTS — (100.0%)
(Cost $1,515,425,878)^^			$1,732,890,230
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$161,913	$980,200,863	—	$980,362,776
China	—	327,044	—	327,044
Hong Kong	2,161,094	386,559,713	—	388,720,807
New Zealand	—	114,684,795	—	114,684,795
Singapore	239,821	204,925,633	—	205,165,454
Taiwan	—	222,976	—	222,976
United States	6,343	5,222,060	—	5,228,403
Preferred Stocks
Australia	64,525	—	—	64,525
Rights/Warrants
Singapore	—	15,633	—	15,633
Securities Lending Collateral	—	38,097,817	—	38,097,817
TOTAL	$2,633,696	$1,730,256,534	—	$1,732,890,230

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (3.6%)
*	4imprint Group P.L.C.	155,271	$6,047,737
	Airtel Africa P.L.C.	484,400	598,711
*	Ascential P.L.C.	842,174	5,064,140
	Bloomsbury Publishing P.L.C.	284,721	1,427,948
	Centaur Media P.L.C.	254,249	169,550
#*	Cineworld Group P.L.C.	4,377,841	3,861,657
	Daily Mail & General Trust P.L.C., Class A	950,435	14,454,047
	Euromoney Institutional Investor P.L.C.	685,458	9,687,430
*	Frontier Developments P.L.C.	36,745	1,353,610
	Future P.L.C.	149,013	7,138,636
	Gamma Communications P.L.C.	88,421	2,545,362
*	Helios Towers P.L.C.	226,295	515,136
#*	Hyve Group P.L.C.	1,468,503	2,685,046
*	Kin & Carta P.L.C.	615,086	2,052,550
	Next Fifteen Communications Group P.L.C.	43,745	546,818
	Reach P.L.C.	2,430,476	12,992,147
	STV Group P.L.C.	4,918	24,973
TOTAL COMMUNICATION SERVICES			71,165,498
CONSUMER DISCRETIONARY — (19.9%)
	888 Holdings P.L.C.	1,972,492	10,186,210
*	AO World P.L.C.	169,217	529,588
*	Aston Martin Lagonda Global Holdings P.L.C.	69,275	1,877,842
	Bellway P.L.C.	447,645	20,438,275
*	Card Factory P.L.C.	877,458	727,296
	Coats Group P.L.C.	2,367,066	2,305,772
*	Countryside Properties P.L.C.	2,837,079	20,733,130
*	Crest Nicholson Holdings P.L.C.	1,778,594	10,243,868
#	Debenhams P.L.C.	6,862,458	0
#*	DFS Furniture P.L.C.	1,202,713	4,434,372
#*	Dignity P.L.C.	211,780	2,341,274
*	Dixons Carphone P.L.C.	4,817,884	8,641,987
	Domino's Pizza Group P.L.C.	3,262,553	19,009,810
	Dunelm Group P.L.C.	634,882	11,697,916
*	Frasers Group P.L.C.	1,536,922	12,877,456
*	Fuller Smith & Turner P.L.C., Class A	146,090	1,710,018
	Games Workshop Group P.L.C.	164,214	25,944,144
	Gamesys Group P.L.C.	420,215	10,759,620
*	Greggs P.L.C.	619,261	23,728,699
*	Gym Group P.L.C. (The)	834,039	3,190,271
*	Halfords Group P.L.C.	1,239,785	6,127,572
	Headlam Group P.L.C.	485,551	3,567,992
	Henry Boot P.L.C.	524,183	1,990,737
*	Hollywood Bowl Group P.L.C.	254,974	833,543
#*	Hostelworld Group P.L.C.	163,985	223,743
	Inchcape P.L.C.	2,476,466	29,251,378
*	J D Wetherspoon P.L.C.	502,787	7,926,584
*	Joules Group P.L.C.	3,586	13,455
*	Lookers P.L.C.	1,331,856	1,241,839
*	Marks & Spencer Group P.L.C.	7,378,347	13,889,957
*	Marston's P.L.C.	4,663,396	5,431,748
*	Mitchells & Butlers P.L.C.	2,125,468	8,238,058
	MJ Gleeson P.L.C.	240,572	2,761,281

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Moneysupermarket.com Group P.L.C.	3,293,217	$11,622,842
*	Motorpoint group P.L.C.	51,520	252,064
#*	N Brown Group P.L.C.	948,958	660,663
*	On the Beach Group P.L.C.	765,572	3,460,116
*	Pendragon P.L.C.	3,945,379	987,496
	Pets at Home Group P.L.C.	3,140,708	20,404,631
*	Photo-Me International P.L.C.	1,417,580	1,476,553
*	Playtech P.L.C.	1,921,379	9,877,666
*	PPHE Hotel Group, Ltd.	14,433	310,197
*	Rank Group P.L.C.	1,021,186	2,334,326
	Redrow P.L.C.	1,563,824	13,971,972
*	Restaurant Group P.L.C. (The)	847,284	1,351,545
	Smiths News P.L.C.	23,379	13,945
*	Sportech P.L.C.	408,363	164,162
*	SSP Group P.L.C.	3,521,147	12,768,972
*	Studio Retail Group P.L.C.	220,669	877,053
*	Superdry P.L.C.	329,761	1,717,411
*	Ted Baker P.L.C.	132,072	240,599
*	TEN Entertainment Group P.L.C.	2,495	8,714
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C., Class B	146,345	630,295
*	Topps Tiles P.L.C.	785,944	746,665
#*	TUI AG	122,763	576,386
*	Vertu Motors P.L.C.	845,742	549,486
	Vistry Group P.L.C.	880,715	14,596,346
	Vitec Group P.L.C. (The)	208,551	3,882,679
	Vivo Energy P.L.C.	344,566	502,608
*	Watches of Switzerland Group P.L.C.	47,371	662,539
*	WH Smith P.L.C.	357,397	8,060,665
*	Wickes Group P.L.C.	1,449,665	5,063,363
*	Young & Co's Brewery P.L.C., Class A	2,075	46,696
TOTAL CONSUMER DISCRETIONARY			390,694,090
CONSUMER STAPLES — (6.6%)
*	A.G. Barr P.L.C.	717,784	5,733,972
	Anglo-Eastern Plantations P.L.C.	122,466	1,048,363
	Bakkavor Group P.L.C.	110,157	193,237
	Britvic P.L.C.	1,587,277	21,468,946
*	C&C Group P.L.C.	764,491	2,512,353
	Carr's Group P.L.C.	349,511	766,332
	Cranswick P.L.C.	369,967	20,787,546
	Devro P.L.C.	1,124,210	3,464,556
	Fevertree Drinks P.L.C.	610,917	20,316,447
*	Greencore Group P.L.C.	3,515,474	6,370,468
	Hilton Food Group P.L.C.	281,904	4,466,102
	McBride P.L.C.	864,018	1,010,788
*	Naked Wines P.L.C.	95,558	1,165,857
	Nichols P.L.C.	2,884	58,463
	Premier Foods P.L.C.	4,304,106	6,658,669
	PZ Cussons P.L.C.	1,705,648	5,951,906
	Stock Spirits Group P.L.C.	1,171,974	4,182,768
	Tate & Lyle P.L.C.	2,307,149	23,668,641
TOTAL CONSUMER STAPLES			129,825,414
ENERGY — (1.7%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,285,747	5,825,951
	Diversified Energy Co., P.L.C.	909,789	1,331,748

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	Energean P.L.C	4,035	$36,337
*	EnQuest P.L.C.	10,039,926	3,382,717
	Genel Energy P.L.C.	814,940	1,628,241
	Gulf Keystone Petroleum, Ltd.	1,352,661	3,090,047
*	Harbour Energy P.L.C.	74,813	339,797
	Hunting P.L.C.	828,220	2,415,104
*	John Wood Group P.L.C.	3,617,223	10,957,185
*	Lamprell P.L.C.	1,293,820	745,123
#*	Petrofac, Ltd.	894,675	1,283,698
*	Pharos Energy P.L.C.	1,027,575	339,027
*	Rockhopper Exploration P.L.C.	217,956	29,384
	Serica Energy P.L.C.	132,182	287,202
*	Tullow Oil P.L.C.	2,958,660	1,844,038
TOTAL ENERGY			33,535,599
FINANCIALS — (15.6%)
	AJ Bell P.L.C.	196,464	1,147,052
*	Allied Minds P.L.C.	211,640	58,803
*	Arrow Global Group P.L.C.	940,076	3,984,686
#	Ashmore Group P.L.C.	2,198,937	11,612,512
*	Bank of Georgia Group P.L.C.	268,284	5,592,998
*	Beazley P.L.C.	3,078,734	16,759,416
	Brewin Dolphin Holdings P.L.C.	2,079,401	10,364,459
	Brooks Macdonald Group P.L.C.	628	21,249
	Burford Capital, Ltd.	726,147	7,940,483
	Charles Stanley Group P.L.C.	124,654	884,476
	Chesnara P.L.C.	860,234	3,263,561
	Close Brothers Group P.L.C.	963,064	20,643,231
	CMC Markets P.L.C.	852,126	5,311,556
	Direct Line Insurance Group P.L.C.	379,276	1,567,824
*	Funding Circle Holdings P.L.C.	104,248	201,382
*	Georgia Capital P.L.C.	56,811	496,867
*	Hiscox, Ltd.	1,349,844	16,391,476
	IG Group Holdings P.L.C.	2,286,317	28,324,358
	Impax Asset Management Group P.L.C.	36,110	606,030
	IntegraFin Holdings P.L.C.	184,939	1,363,811
*	International Personal Finance P.L.C.	828,317	1,719,411
	Investec P.L.C.	1,043,033	3,962,600
	IP Group P.L.C.	4,129,550	6,607,525
	JTC P.L.C.	39,154	348,380
	Jupiter Fund Management P.L.C.	2,953,396	11,099,600
*	Just Group P.L.C.	6,599,576	9,147,099
	Lancashire Holdings, Ltd.	1,441,234	12,754,656
	Liontrust Asset Management P.L.C.	4,281	124,518
	Man Group P.L.C.	9,432,150	25,900,811
	Morses Club P.L.C.	15,836	18,063
	Mortgage Advice Bureau Holdings, Ltd.	2,530	46,789
	Ninety One P.L.C.	281,226	888,515
	Numis Corp. P.L.C.	290,287	1,443,423
	OSB Group P.L.C.	859,663	5,780,308
	Paragon Banking Group P.L.C.	1,931,703	14,829,724
	Plus500, Ltd.	444,264	8,645,952
	Polar Capital Holdings P.L.C.	151,370	1,850,680
*	Provident Financial P.L.C.	1,196,720	4,710,822
	Quilter P.L.C.	10,450,012	23,294,557
	Rathbone Brothers P.L.C.	328,332	8,554,280
	Record P.L.C.	18,948	23,211
	River & Mercantile Group P.L.C.	10,512	30,348
	S&U P.L.C.	24,787	929,675

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Sabre Insurance Group P.L.C.	138,833	$447,411
*	Saga P.L.C.	506,075	2,490,229
	Sanne Group P.L.C.	52,058	610,110
*	TBC Bank Group P.L.C.	32,020	539,877
	TP ICAP Group P.L.C.	4,448,796	12,095,492
*	Virgin Money UK P.L.C.	4,302,427	11,945,898
	Waterloo Investment Holdings, Ltd	4,000	0
TOTAL FINANCIALS			307,376,194
HEALTH CARE — (3.7%)
	Advanced Medical Solutions Group P.L.C.	164,220	640,325
	Alliance Pharma P.L.C.	1,713,448	2,477,079
	CareTech Holdings P.L.C.	281,028	2,480,737
#*	Circassia Group P.L.C.	202,629	95,380
	Clinigen Group P.L.C.	290,624	2,422,607
*	CVS Group P.L.C.	377,284	12,598,826
	EKF Diagnostics Holdings P.L.C.	79,384	82,757
	EMIS Group P.L.C.	288,930	5,180,626
	Genus P.L.C.	21,154	1,620,936
*	Indivior P.L.C.	1,896,298	4,347,760
	Integrated Diagnostics Holdings P.L.C.	1,249,693	1,462,108
*	Mediclinic International P.L.C.	2,432,408	9,415,702
*	PureTech Health P.L.C.	118,498	529,834
*	Spire Healthcare Group P.L.C.	1,762,723	5,434,778
	UDG Healthcare P.L.C.	1,122,074	16,804,681
	Vectura Group P.L.C.	3,871,539	8,163,164
TOTAL HEALTH CARE			73,757,300
INDUSTRIALS — (27.5%)
	Aggreko P.L.C.	945,009	11,409,523
	Air Partner P.L.C.	253,425	299,681
	Avon Protection P.L.C.	173,110	6,531,414
*	Babcock International Group P.L.C.	2,817,941	10,015,351
	Balfour Beatty P.L.C.	3,579,056	15,072,378
	Begbies Traynor Group P.L.C.	44,955	86,768
*	Biffa P.L.C.	1,196,429	5,942,997
	Bodycote P.L.C.	1,243,323	15,592,178
	Braemar Shipping Services P.L.C.	91,109	367,402
	Chemring Group P.L.C.	1,761,650	7,521,417
	Clarkson P.L.C.	178,699	8,010,514
	Clipper Logistics P.L.C.	198,686	2,330,179
*	Costain Group P.L.C.	237,261	184,079
*	De La Rue P.L.C.	449,522	1,123,463
#*	Dialight P.L.C.	89,929	392,944
	Diploma P.L.C.	650,354	26,716,116
	DiscoverIE Group P.L.C.	498,854	7,197,678
	Electrocomponents P.L.C.	637,265	9,003,106
#*	Esken, Ltd.	1,517,493	377,150
	ESKEN, Ltd.	189,687	10,283
*	Firstgroup P.L.C.	7,110,462	8,157,387
	Galliford Try Holdings P.L.C.	489,921	1,082,896
	Genuit Group P.L.C.	1,390,282	12,342,185
*	Go-Ahead Group P.L.C. (The)	278,069	3,977,208
	Goodwin P.L.C.	383	15,900
	Grafton Group P.L.C.	1,582,491	28,232,552
*	Hays P.L.C.	8,412,540	17,293,437
	IMI P.L.C.	1,316,338	32,204,072
	Industrial and Commercial Holding Group, Ltd.	5,000	0

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Interserve P.L.C.	629,566	$0
	James Fisher & Sons P.L.C.	316,172	4,059,445
	James Halstead P.L.C.	8,111	60,372
#*	JET2 P.L.C.	451,257	7,769,641
	John Laing Group P.L.C.	2,047,362	11,401,653
*	John Menzies P.L.C.	290,154	1,284,726
*	Johnson Service Group P.L.C.	198,324	429,228
	Keller Group P.L.C.	416,793	5,101,993
*	Kier Group P.L.C.	1,449,991	2,541,320
	Luceco P.L.C.	249,615	1,348,214
*	Mears Group P.L.C.	670,193	1,769,761
*	Meggitt P.L.C.	2,411,365	15,715,505
*	Mitie Group P.L.C.	6,831,237	6,017,527
	Morgan Advanced Materials P.L.C.	1,809,919	9,677,554
	Morgan Sindall Group P.L.C.	228,007	7,419,008
*	National Express Group P.L.C.	2,888,493	10,915,774
	Norcros P.L.C.	134,719	554,187
*	Pagegroup P.L.C.	1,960,650	16,749,582
	Porvair P.L.C.	18,060	155,580
	QinetiQ Group P.L.C.	3,409,929	15,589,842
	Redde Northgate P.L.C.	1,397,888	8,218,090
	Renew Holdings P.L.C.	27,213	282,281
*	Renewi P.L.C.	509,797	3,654,666
	Ricardo P.L.C.	291,046	1,532,038
	Robert Walters P.L.C.	392,744	3,649,353
	Rotork P.L.C.	5,397,898	27,068,963
	Royal Mail P.L.C.	3,718,831	26,055,513
*	RPS Group P.L.C.	940,773	1,425,303
	RWS Holdings P.L.C.	539,907	4,249,278
*	Senior P.L.C.	2,283,856	5,138,736
	Serco Group P.L.C.	1,035,024	2,034,793
	Severfield P.L.C.	1,090,941	1,199,229
*	SIG P.L.C.	4,148,208	2,626,551
	Smart Metering Systems P.L.C.	424,453	5,324,722
*	Speedy Hire P.L.C.	3,123,066	3,037,999
*	Stagecoach Group P.L.C.	2,389,974	2,481,517
	SThree P.L.C.	766,760	5,335,702
	T Clarke P.L.C.	64,142	122,244
*	Travis Perkins P.L.C.	1,151,807	27,242,604
*	Trifast P.L.C.	524,611	1,037,862
	Tyman P.L.C.	935,887	5,504,537
	Ultra Electronics Holdings P.L.C.	566,936	24,964,255
	Vesuvius P.L.C.	1,475,494	10,945,031
	Volex P.L.C.	341,719	1,667,126
	Volution Group P.L.C.	383,473	2,519,435
	Vp P.L.C.	153,784	2,030,349
	Wilmington P.L.C.	334,384	1,016,997
	Wincanton P.L.C.	645,544	3,712,416
	XP Power, Ltd.	101,307	7,237,290
TOTAL INDUSTRIALS			541,366,050
INFORMATION TECHNOLOGY — (7.9%)
*	Bytes Technology Group P.L.C.	56,309	377,390
*	Capita P.L.C.	8,011,888	3,925,049
	Computacenter P.L.C.	513,813	19,423,139
	dotdigital group P.L.C.	217,850	750,736
*	Equiniti Group P.L.C.	2,329,628	5,794,768
*	FD Technologies P.L.C.	18,379	597,954
	FDM Group Holdings P.L.C.	397,870	6,549,109

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	GB Group P.L.C.	55,128	$666,646
	Gooch & Housego P.L.C.	1,817	34,326
	IDOX P.L.C.	140,149	135,996
	iomart Group P.L.C.	197,671	714,849
*	IQE P.L.C.	1,161,357	767,690
	Kainos Group P.L.C.	413,520	9,926,479
*	Keywords Studios P.L.C.	34,322	1,396,532
	Learning Technologies Group P.L.C.	369,367	1,101,464
	Micro Focus International P.L.C.	902,876	5,030,577
	NCC Group P.L.C.	1,719,590	7,518,674
*	Network International Holdings P.L.C.	133,658	632,901
	Oxford Instruments P.L.C.	350,182	11,742,262
	PayPoint P.L.C.	409,596	3,357,657
	Renishaw P.L.C.	62,445	4,441,924
	RM P.L.C.	358,749	1,245,568
	Softcat P.L.C.	768,191	20,644,001
	Spectris P.L.C.	562,580	27,924,435
	Spirent Communications P.L.C.	4,131,678	14,586,623
	Strix Group P.L.C.	261,603	1,244,609
*	Telit Communications P.L.C.	147,416	465,543
	Trellus Health, Ltd.	1,632	0
	TT Electronics P.L.C.	1,053,269	3,908,706
*	Xaar P.L.C.	291,435	875,046
TOTAL INFORMATION TECHNOLOGY			155,780,653
MATERIALS — (6.7%)
*	Accsys Technologies P.L.C.	9,505	22,035
	Anglo Pacific Group P.L.C.	1,109,875	2,093,179
*	Breedon Group P.L.C.	314,490	471,183
*	Carclo P.L.C.	32,211	20,046
	Castings P.L.C.	172,368	943,567
	Centamin P.L.C.	7,348,995	10,938,135
	Central Asia Metals P.L.C.	515,014	1,753,088
*	Elementis P.L.C.	3,081,872	6,101,226
	Essentra P.L.C.	1,658,378	6,533,953
	Ferrexpo P.L.C.	1,993,136	13,322,359
	Forterra P.L.C.	1,495,305	6,271,866
	Gem Diamonds, Ltd.	413,552	356,294
	Hill & Smith Holdings P.L.C.	526,496	11,885,975
	Hochschild Mining P.L.C.	1,724,028	3,693,570
	Ibstock P.L.C.	2,675,524	7,949,872
	Marshalls P.L.C.	1,404,106	14,243,044
	Pan African Resources P.L.C.	854,763	206,128
#*	Petra Diamonds, Ltd.	876,587	19,629
#*	Petropavlovsk P.L.C.	1,746,750	520,317
	Rhi Magnesita NV	117,155	6,172,933
*	SolGold P.L.C.	438,575	167,349
	Synthomer P.L.C.	2,254,788	16,584,575
	Treatt P.L.C.	3,967	57,824
	Victrex P.L.C.	551,606	20,341,949
	Zotefoams P.L.C.	98,053	606,589
TOTAL MATERIALS			131,276,685
REAL ESTATE — (4.3%)
	CLS Holdings P.L.C.	717,473	2,533,524
*	Foxtons Group P.L.C.	1,224,286	929,409
	Grainger P.L.C.	4,330,519	18,212,746
	Helical P.L.C.	796,813	5,031,505

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
*	IWG P.L.C.	3,618,386	$15,764,511
*	LSL Property Services P.L.C.	431,997	2,528,078
*	Purplebricks Group P.L.C.	106,323	107,152
*	Raven Property Group, Ltd.	844,687	331,488
	Savills P.L.C.	965,532	15,420,755
	Sirius Real Estate, Ltd.	179,407	296,491
	St. Modwen Properties P.L.C.	2,644,479	20,525,049
*	U & I Group P.L.C.	771,635	980,596
	Watkin Jones P.L.C.	555,757	1,796,199
TOTAL REAL ESTATE			84,457,503
UTILITIES — (1.5%)
*	Centrica P.L.C.	12,532,172	7,908,157
	ContourGlobal P.L.C.	115,084	313,766
	Drax Group P.L.C.	2,438,473	13,633,731
	Pennon Group P.L.C.	80,986	1,437,057
	Telecom Plus P.L.C.	416,644	5,933,724
TOTAL UTILITIES			29,226,435
TOTAL COMMON STOCKS Cost ($1,447,964,513)			1,948,461,421

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,733,967	20,061,997
TOTAL INVESTMENTS — (100.0%)
(Cost $1,468,021,769)^^			$1,968,523,418
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$71,165,498	—	$71,165,498
Consumer Discretionary	—	390,694,090	—	390,694,090
Consumer Staples	—	129,825,414	—	129,825,414
Energy	—	33,535,599	—	33,535,599
Financials	—	307,376,194	—	307,376,194
Health Care	—	73,757,300	—	73,757,300
Industrials	$10,283	541,355,767	—	541,366,050
Information Technology	—	155,780,653	—	155,780,653
Materials	—	131,276,685	—	131,276,685
Real Estate	—	84,457,503	—	84,457,503
Utilities	—	29,226,435	—	29,226,435
Securities Lending Collateral	—	20,061,997	—	20,061,997
TOTAL	$10,283	$1,968,513,135	—	$1,968,523,418

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
GERMANY — (0.0%)
Schaltbau Holding AG
0.500%, 09/30/22	EUR	223	$341,248

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRIA — (3.7%)
	Agrana Beteiligungs AG	83,141	1,765,611
*	ams AG	608,267	11,623,252
	ANDRITZ AG	466,575	25,687,311
#	AT&S Austria Technologie & Systemtechnik AG	185,819	8,513,120
	Atrium European Real Estate, Ltd.	1,073,908	3,729,119
	BAWAG Group AG	33,004	1,874,939
#*	DO & CO AG	47,356	3,868,195
	EVN AG	226,661	5,487,587
	Fabasoft AG	509	25,051
*	FACC AG	144,102	1,486,117
*	Flughafen Wien AG	30,811	1,022,964
#*	IMMOFINANZ AG	668,265	15,845,776
	Josef Manner & Co. AG	870	114,529
#*	Kapsch TrafficCom AG	29,728	527,796
*	Lenzing AG	87,368	11,268,199
	Mayr Melnhof Karton AG	56,619	12,047,521
	Oberbank AG	25,007	2,646,101
#	Oesterreichische Post AG	242,639	12,808,695
	Palfinger AG	98,449	4,258,797
	POLYTEC Holding AG	109,361	1,307,411
*	Porr AG	74,767	1,459,484
	Raiffeisen Bank International AG	31,552	746,039
#	Rosenbauer International AG	21,100	1,217,653
	S IMMO AG	346,922	8,269,178
#	S&T AG	335,113	8,504,738
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,438,529
	Semperit AG Holding	69,672	2,566,399
	Strabag SE	106,594	4,836,373
	Telekom Austria AG, Class A	1,080,852	9,211,346
	UBM Development AG	21,002	1,044,367
	UNIQA Insurance Group AG	982,543	8,421,814
	Vienna Insurance Group AG Wiener Versicherung Gruppe	302,511	8,336,786
	voestalpine AG	478,226	21,097,250
	Wienerberger AG	610,252	24,944,704
	Zumtobel Group AG	155,917	1,652,519
TOTAL AUSTRIA			230,655,270
BELGIUM — (3.7%)
	Ackermans & van Haaren NV	170,533	29,386,774
*	AGFA-Gevaert NV	1,301,362	6,418,723
	Atenor	22,537	1,614,599
	Banque Nationale de Belgique	87	180,659
	Barco NV	462,956	11,565,486
	Bekaert SA	256,223	12,168,562
#*	Biocartis Group NV	227,423	1,081,920
*	bpost SA	611,168	6,863,270
#*	Celyad Oncology SA	42,190	180,168

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Cie d'Entreprises CFE	49,587	$5,064,672
	Deceuninck NV	435,935	1,784,440
	D'ieteren Group	194,540	31,180,546
	Econocom Group SA	727,792	3,164,983
#	Elia Group SA	132,252	15,630,981
	Etablissements Franz Colruyt NV	1,804	102,571
	Euronav NV	1,306,429	11,352,700
*	Euronav NV	44,428	384,302
	EVS Broadcast Equipment SA	69,287	1,438,911
#	Exmar NV	145,690	639,470
	Fagron	291,162	6,039,356
*	Galapagos NV	50,483	3,066,733
	Gimv NV	118,818	7,581,558
*	Greenyard NV	2,890	31,540
#	Immobel SA	22,200	1,880,193
	Ion Beam Applications	126,648	2,402,143
	Jensen-Group NV	20,961	732,174
#*	Kinepolis Group NV	94,799	4,923,575
#	Lotus Bakeries NV	1,764	10,295,307
#*	MDxHealth	69,016	107,658
	Melexis NV	114,636	12,777,285
*	Ontex Group NV	360,468	4,009,631
#*	Oxurion NV	128,049	338,844
#*	Picanol	26,368	2,385,936
	Proximus SADP	233,614	4,800,831
	Recticel SA	272,024	4,482,573
	Resilux	5,872	1,228,965
	Roularta Media Group NV	19,318	329,108
	Shurgard Self Storage SA	22,680	1,215,745
#	Sipef NV	36,491	2,032,087
	Telenet Group Holding NV	183,656	6,892,876
	TER Beke SA	3,661	494,517
*	Tessenderlo Group SA	206,316	8,727,452
	Van de Velde NV	40,370	1,192,689
	VGP NV	9,194	1,892,800
	Viohalco SA	498,361	2,677,402
TOTAL BELGIUM			232,742,715
DENMARK — (5.3%)
*	ALK-Abello A.S.	42,695	21,048,959
#	Alm Brand A.S.	554,009	4,022,290
#*	Bang & Olufsen A.S.	627,896	3,499,501
	BankNordik P/F	10,800	287,542
*	Bavarian Nordic A.S.	263,468	10,693,003
*	Brodrene Hartmann A.S.	16,148	1,302,920
#	cBrain A.S.	8,366	442,480
	Chemometec A.S.	32,871	5,262,315
	Columbus A.S.	386,791	659,565
	D/S Norden A.S.	193,229	5,514,853
*	Dfds A.S.	275,692	15,227,201
*	Djurslands Bank A.S.	6,232	371,896
*	Drilling Co. of 1972 A.S. (The)	72,125	2,782,132
	FLSmidth & Co. A.S.	250,483	9,283,879
#	Fluegger Group A.S.	4,198	502,082
	GronlandsBANKEN A.S.	1,125	111,595
	H Lundbeck A.S.	179,241	5,408,728
*	H+H International A.S., Class B	113,565	3,830,833
*	Harboes Bryggeri A.S., Class B	5,094	86,120
*	ISS A.S.	521,164	12,298,766

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Jeudan A.S.	38,980	$1,621,620
*	Jyske Bank A.S.	432,381	20,980,721
	Lan & Spar Bank	4,895	474,456
	Matas A.S.	239,471	4,269,227
	Netcompany Group A.S.	16,028	1,980,081
*	Nilfisk Holding A.S.	153,943	5,402,161
*	NKT A.S.	264,101	12,550,104
#	NNIT A.S.	69,757	1,503,156
	North Media A.S.	5,372	94,155
*	Parken Sport & Entertainment A.S.	13,669	171,225
	Per Aarsleff Holding A.S.	131,712	5,676,514
	Ringkjoebing Landbobank A.S.	188,153	21,364,847
	Rockwool International A.S., Class A	433	199,966
	Rockwool International A.S., Class B	1,816	963,617
	Royal Unibrew A.S.	326,873	44,295,891
#	RTX A.S.	54,444	1,503,785
	Scandinavian Tobacco Group A.S., Class A	388,052	7,949,723
	Schouw & Co., A.S.	89,926	9,621,192
#	SimCorp A.S.	251,433	34,935,622
	Solar A.S., Class B	38,054	3,700,764
	SP Group A.S.	202	12,401
	Spar Nord Bank A.S.	580,081	6,973,316
	Sydbank A.S.	471,338	14,429,854
	TCM Group A.S.	2,578	64,260
#*	Tivoli A.S.	9,878	1,370,524
#	Topdanmark A.S.	428,065	21,798,471
#	TORM P.L.C., Class A	189,104	1,622,215
	UIE P.L.C.	10,336	2,815,044
*	Zealand Pharma A.S.	183,481	5,561,458
TOTAL DENMARK			336,543,030
FINLAND — (6.1%)
	Aktia Bank Oyj	325,535	4,563,744
	Alandsbanken Abp, Class B	22,724	760,086
	Alma Media Oyj	133,889	1,776,452
#	Altia Oyj	12,029	148,956
	Apetit Oyj	21,105	332,936
	Aspo Oyj	103,690	1,190,015
	Atria Oyj, Class A	89,419	1,302,879
*	BasWare Oyj	51,269	2,360,686
#	Bittium Oyj	204,447	1,525,613
	Cargotec Oyj, Class B	277,557	14,920,139
	Caverion Oyj	640,547	5,557,530
#	Citycon Oyj	477,252	4,198,077
	Digia Oyj	80,255	762,537
	Enento Group Oyj	1,665	76,021
#*	Finnair Oyj	4,731,016	3,792,707
	Fiskars Oyj Abp	209,781	5,141,016
	F-Secure Oyj	640,207	3,140,183
	Glaston Oyj ABP	9,217	11,537
	Harvia Oyj	17,521	1,277,150
	HKScan Oyj, Class A	234,984	603,761
	Huhtamaki Oyj	631,120	33,613,669
	Ilkka-Yhtyma Oyj	58,887	344,215
	Kamux Corp.	8,760	180,762
	Kemira Oyj	722,021	12,167,852
	Kojamo Oyj	236,749	5,837,194
	Konecranes Oyj, Class A	449,843	19,362,857
	Lassila & Tikanoja Oyj	209,178	3,701,760

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Lehto Group Oyj	159,853	$323,181
	Marimekko Oyj	463	37,962
	Metsa Board Oyj	1,246,388	13,777,819
	Metso Outotec Oyj	1,136,772	12,907,042
	Musti Group Oyj	13,331	550,257
	Neles Oyj	667,333	10,323,812
	Nokian Renkaat Oyj	579,923	24,458,531
	Olvi Oyj, Class A	95,688	6,005,499
	Oriola Oyj, Class A	6,054	14,433
	Oriola Oyj, Class B	880,807	2,031,353
	Orion Oyj, Class A	143,951	6,130,440
#	Orion Oyj, Class B	515,971	21,962,547
*	Outokumpu Oyj	2,215,229	15,804,684
	Pihlajalinna Oyj	77,064	1,078,488
	Ponsse Oyj	71,199	3,630,964
*	QT Group Oyj	64,938	8,794,351
	Raisio Oyj, Class V	935,251	4,387,124
*	Rapala VMC Oyj	113,078	1,361,340
	Raute Oyj, Class A	1,817	49,589
	Revenio Group Oyj	129,671	10,522,645
	Rovio Entertainment Oyj	18,485	156,569
	Sanoma Oyj	725,636	13,458,145
	Taaleri Oyj	8,120	102,647
	Talenom Oyj	1,755	33,891
	Teleste Oyj	52,966	392,417
	Terveystalo Oyj	69,628	946,511
	TietoEVRY Oyj	441,369	14,845,165
	Tokmanni Group Corp.	330,375	9,538,744
	Uponor Oyj	386,946	12,340,118
	Vaisala Oyj, Class A	120,241	5,588,319
	Valmet Oyj	889,683	37,129,062
	Verkkokauppa.com Oyj	8,023	81,279
*	Viking Line Abp	6,921	137,790
	Wartsila OYJ Abp	731,015	11,012,371
#	YIT Oyj	1,234,813	7,487,400
TOTAL FINLAND			386,052,823
FRANCE — (9.9%)
	ABC arbitrage	84,953	721,888
#*	Akka Technologies	78,596	4,390,343
	AKWEL	62,638	1,805,551
	Albioma SA	191,797	7,664,027
	ALD SA	23,941	350,493
	Altamir	136,094	3,776,148
	Alten SA	142,760	22,693,943
#*	Amplitude Surgical SAS	19,526	50,946
#	Assystem SA	60,928	2,192,768
#*	Atari SA	106,003	45,734
*	ATEME SA	490	7,683
	Atos SE	89,103	4,261,145
	Aubay	42,523	2,451,487
	Axway Software SA	38,973	1,312,987
	Bastide le Confort Medical	18,680	1,054,769
*	Beneteau SA	239,888	3,920,718
#*	Bigben Interactive	95,323	1,744,491
#	Boiron SA	37,981	1,971,345
	Bonduelle SCA	93,424	2,337,436
	Bourbon Corp.	28,851	0
	Burelle SA	1,049	898,390

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Casino Guichard Perrachon SA	271,603	$7,678,046
*	Catering International Services	12,144	161,338
*	Cegedim SA	32,872	1,111,442
*	CGG SA	4,466,064	3,122,175
#	Chargeurs SA	132,658	3,443,798
#*	Cie des Alpes	137,830	2,010,951
#	Cie Plastic Omnium SA	397,771	12,624,016
#*	Claranova SADIR	66,462	610,979
*	Coface SA	666,148	8,362,034
*	DBV Technologies SA	1,382	15,032
*	Derichebourg SA	674,728	7,127,110
*	Ekinops SAS	2,980	26,995
	Electricite de Strasbourg SA	21,112	2,803,290
*	Elior Group SA	595,911	4,084,938
*	Elis SA	1,122,246	20,125,003
*	Eramet SA	50,163	4,011,333
*	Esso SA Francaise	5,217	66,544
#*	Etablissements Maurel et Prom SA	322,113	721,383
	Eurazeo SE	24,639	2,386,567
#	Eutelsat Communications SA	1,238,955	13,481,146
*	Exel Industries, Class A	10,459	1,031,652
	Faurecia SE	308,936	13,788,585
	Fleury Michon SA	2,732	76,816
	Fnac Darty SA	121,981	8,466,959
*	Gaumont SA	10,715	1,352,175
	Gaztransport Et Technigaz SA	130,815	10,489,769
#	GEA	2,433	317,531
#*	GL Events	58,364	928,657
	Groupe Crit	22,187	1,802,839
	Groupe Gorge SA	4,320	81,110
	Groupe SFPI	21,754	83,066
	Guerbet	39,148	1,459,899
*	Haulotte Group SA	73,020	519,597
	HEXAOM	15,908	828,866
*	ID Logistics Group	14,640	4,688,529
#	Imerys SA	210,530	9,751,764
	Infotel SA	637	37,789
#*	Innate Pharma SA	15,558	52,184
	IPSOS	256,717	11,926,621
#	Jacquet Metals SACA	87,314	2,086,885
*	JCDecaux SA	176,476	4,814,097
	Kaufman & Broad SA	122,744	5,446,286
	Korian SA	467,370	17,742,457
*	Lagardere SA	517,748	14,441,202
	Laurent-Perrier	13,890	1,680,162
	Lectra	166,790	6,795,862
	Linedata Services	15,202	733,938
	LISI	114,546	3,905,304
	LNA Sante SA	33,206	2,092,149
	Maisons du Monde SA	281,475	6,440,478
	Manitou BF SA	66,010	2,170,626
	Manutan International	15,102	1,404,737
	Mersen SA	115,668	4,594,624
#*	METabolic EXplorer SA	142,767	714,232
	Metropole Television SA	242,637	4,858,571
*	Neoen SA	51,286	2,224,113
	Nexans SA	198,067	18,957,654
	Nexity SA	298,619	15,042,675
#*	Nicox	145,865	558,772

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	NRJ Group	87,189	$635,062
#*	Oeneo SA	128,172	1,973,450
*	OL Groupe SA	10,735	28,401
*	Onxeo SA	88,887	61,591
#*	Onxeo SA	48,958	33,572
#	Orpea SA	26,906	3,416,722
	Pharmagest Interactive	5,208	585,589
	Plastiques Du Val De Loire	14,341	112,517
	Quadient SA	209,428	6,147,010
*	Rallye SA	36,059	239,896
#*	Recylex SA	102,008	41,929
	Rexel SA	2,073,563	43,776,877
	Robertet SA	2,762	3,278,377
	Rothschild & Co.	120,137	4,496,052
	Rubis SCA	518,092	20,783,356
	Samse SA	7,930	1,740,599
	Savencia SA	34,176	2,740,513
	SCOR SE	323,248	9,027,225
	Seche Environnement SA	18,630	1,080,682
	SES SA, Class A	1,279,757	9,866,131
	Societe BIC SA	174,241	11,812,805
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	55,754	4,876,900
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	130,460
#	Societe pour l'Informatique Industrielle	43,416	1,791,796
*	SOITEC	131,968	31,638,851
#*	Solocal Group	681,417	1,286,079
	Somfy SA	88,911	17,023,766
	Sopra Steria Group SACA	108,873	21,641,626
	SPIE SA	839,574	19,886,579
#*	SRP Groupe SA	56,827	222,277
	Stef SA	25,714	2,989,085
	Sword Group	35,385	1,903,830
	Synergie SE	67,143	2,946,765
*	Technip Energies NV	20,000	271,082
	Television Francaise 1	427,799	4,084,721
#	TFF Group	9,347	308,361
	Thermador Groupe	37,127	4,139,950
	Tikehau Capital SCA	18,129	568,825
	Total Gabon	3,969	638,004
	Trigano SA	54,053	11,691,698
	Union Financiere de France BQE SA	18,515	389,826
	Valeo	36,317	1,050,136
*	Vallourec SA	276,982	2,687,239
*	Valneva SE	23,253	327,095
	Verallia SA	54,819	2,032,791
*	Verimatrix SA	6,175	11,839
	Vetoquinol SA	16,919	2,456,211
	Vicat SA	126,485	6,376,135
	VIEL & Cie SA	156,945	1,128,425
	Vilmorin & Cie SA	35,845	2,406,047
	Virbac SA	22,968	9,276,408
*	Vranken-Pommery Monopole SA	16,787	356,419
*	Wavestone	4,582	228,250
*	X-Fab Silicon Foundries SE	31,428	297,901
*	Xilam Animation S.A.	415	19,047
TOTAL FRANCE			620,978,424
GERMANY — (14.5%)
	1&1 AG	215,955	6,407,436

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	45,421	$204,663
	Aareal Bank AG	461,701	11,643,080
	Adesso SE	1,971	361,954
*	ADVA Optical Networking SE	355,643	5,290,495
	AIXTRON SE	530,468	13,085,499
	All for One Group SE	4,222	335,622
#	Allgeier SE	48,818	1,377,808
	Amadeus Fire AG	2,066	415,061
	Atoss Software AG	7,049	1,433,494
	Aurubis AG	285,630	28,925,968
	Basler AG	31,503	4,132,864
#*	Bauer AG	99,166	1,474,975
	BayWa AG	105,190	4,823,030
	BayWa AG	124	6,702
	Bechtle AG	4,995	1,031,381
	Bertrandt AG	36,691	2,170,148
#	bet-at-home.com AG	22,014	779,363
*	Bijou Brigitte AG	23,422	652,743
	Bilfinger SE	193,165	5,940,849
*	Borussia Dortmund GmbH & Co., KGaA	535,813	3,891,605
	CANCOM SE	210,374	13,221,034
*	CECONOMY AG	1,041,518	4,996,709
	CENIT AG	54,144	953,452
	Cewe Stiftung & Co., KGaA	43,389	6,504,139
*	Commerzbank AG	1,359,324	8,753,968
	CompuGroup Medical SE & Co., KgaA	185,429	14,875,323
#*	Corestate Capital Holding SA	77,099	1,152,633
	CropEnergies AG	177,529	2,090,455
*	CTS Eventim AG & Co., KGaA	86,284	5,862,576
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	801,496
	Dermapharm Holding SE	44,519	3,561,223
	Deutsche Beteiligungs AG	115,972	5,126,576
#	Deutsche EuroShop AG	320,657	7,610,310
#*	Deutsche Lufthansa AG	134,399	1,517,952
	Deutsche Pfandbriefbank AG	1,030,684	11,353,596
*	Deutz AG	1,015,496	8,625,355
	DIC Asset AG	384,623	6,948,746
	DMG Mori AG	10,625	526,081
#	Dr Hoenle AG	35,520	2,040,572
	Draegerwerk AG & Co., KGaA	20,476	1,825,830
	Duerr AG	397,516	18,994,379
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	14,278,887
	Elmos Semiconductor SE	35,054	1,577,052
*	ElringKlinger AG	193,534	3,158,102
#	Encavis AG	218,677	4,002,082
	Energiekontor AG	2,998	198,331
#*	Evotec SE	81,829	3,392,996
	Fielmann AG	119,787	8,995,503
	First Sensor AG	10,513	541,482
#*	flatexDEGIRO AG	20,206	2,441,711
*	Francotyp-Postalia Holding AG, Class A	54,074	189,435
*	Fraport AG Frankfurt Airport Services Worldwide	76,050	5,002,095
	Freenet AG	894,705	21,398,915
	Fuchs Petrolub SE	110,216	4,412,083
	GEA Group AG	746,864	33,116,203
#	Gerresheimer AG	242,136	25,282,404
*	Gesco AG	55,404	1,420,216
	GFT Technologies SE	126,344	4,225,580
*	Global Fashion Group SA	10,746	146,183

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Grand City Properties SA	783,310	$20,804,991
*	H&R GmbH & Co., KGaA	71,674	816,201
	Hamburger Hafen und Logistik AG	191,371	4,539,231
	Hawesko Holding AG	313	22,558
#*	Heidelberger Druckmaschinen AG	1,254,831	2,935,439
#*	Hella GmbH & Co., KGaA	210,926	14,766,932
*	Highlight Communications AG	98,406	451,095
*	HolidayCheck Group AG	329,555	984,955
#*	Home24 SE	9,774	174,018
	Hornbach Baumarkt AG	51,444	2,072,067
	Hornbach Holding AG & Co., KGaA	40,625	4,564,623
	Hugo Boss AG	392,537	23,516,398
*	Hypoport SE	3,637	2,191,324
	Indus Holding AG	134,558	5,673,021
	Instone Real Estate Group AG	28,780	890,034
	IVU Traffic Technologies AG	51,649	1,292,296
	Jenoptik AG	383,317	13,154,900
	JOST Werke AG	5,660	345,635
*	K+S AG	1,211,009	17,371,339
*	Kloeckner & Co. SE	463,926	7,057,521
*	Koenig & Bauer AG	93,035	3,185,012
	Krones AG	113,425	11,183,073
	KSB SE & Co., KGaA	3,293	1,624,398
	KWS Saat SE & Co., KGaA	80,774	6,790,237
	Lanxess AG	591,236	42,819,370
	Leifheit AG	60,321	3,078,322
#*	Leoni AG	185,404	3,237,912
#	LPKF Laser & Electronics AG	90,436	2,324,751
#*	Manz AG	28,275	2,123,086
*	Mediclin AG	86,554	425,097
*	Medigene AG	116,971	543,920
*	Medios AG	405	16,353
	METRO AG	540,010	7,000,112
	MLP SE	387,205	3,169,548
*	MorphoSys AG	15,735	876,600
*	Multitude SE	39,731	236,573
*	Nagarro SE	47,124	7,180,483
	New Work SE	20,199	6,070,209
	Nexus AG	88,692	7,052,806
#*	Nordex SE	693,269	13,333,243
	Norma Group SE	231,101	12,237,471
	OHB SE	37,995	1,803,848
	Patrizia AG	349,841	8,916,060
	Pfeiffer Vacuum Technology AG	48,041	9,800,465
	PNE AG	491,579	4,107,367
*	Progress-Werk Oberkirch AG	8,558	308,803
	ProSiebenSat.1 Media SE	1,340,987	25,477,332
	PSI Software AG	51,501	2,527,944
*	PVA TePla AG	12,492	505,234
*	q.beyond AG	768,941	1,659,226
*	R Stahl AG	14,952	414,827
	Rheinmetall AG	302,240	29,002,894
*	SAF-Holland SE	326,024	4,538,924
*	Salzgitter AG	264,387	10,293,731
#*	Schaltbau Holding AG	33,065	1,598,154
	Schloss Wachenheim AG	6,929	152,037
	Scout24 AG	33,069	2,831,837
	Secunet Security Networks AG	6,458	3,689,285
*	SGL Carbon SE	298,485	3,318,126

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Siltronic AG	146,283	$23,855,790
*	Sixt SE	95,154	13,238,347
#	SMA Solar Technology AG	85,699	4,485,067
#*	SNP Schneider-Neureither & Partner SE	2,927	195,824
	Softing AG	14,914	120,321
#	Software AG	359,622	17,379,057
	Stabilus SA	173,972	13,811,235
	STRATEC SE	25,098	3,894,495
	Stroeer SE & Co., KGaA	198,823	15,725,966
	Suedzucker AG	522,404	7,863,484
*	SUESS MicroTec SE	135,047	4,246,902
	Surteco Group SE	47,139	1,710,011
	TAG Immobilien AG	954,559	31,657,352
	Takkt AG	222,130	3,651,157
*	TeamViewer AG	64,284	2,161,324
	Technotrans SE	46,673	1,590,906
*	thyssenkrupp AG	334,939	3,336,945
	Traffic Systems SE	36,351	1,811,537
	United Internet AG	6,529	270,218
#*	va-Q-tec AG	2,370	84,431
#	VERBIO Vereinigte BioEnergie AG	163,264	8,844,042
	Vossloh AG	66,029	3,324,078
	Wacker Chemie AG	59,024	8,682,665
	Wacker Neuson SE	218,897	6,597,355
	Washtec AG	77,520	5,296,164
*	Westwing Group AG	14,644	694,376
	Wuestenrot & Wuerttembergische AG	113,328	2,478,387
	Zeal Network SE	53,966	2,655,455
*	zooplus AG	5,201	1,770,954
TOTAL GERMANY			916,019,498
GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
	Neorion Holdings SA	14,991	0
IRELAND — (0.9%)
*	AIB Group P.L.C.	370,554	910,098
*	Bank of Ireland Group P.L.C.	4,840,852	25,681,674
*	Cairn Homes P.L.C.	1,759,754	2,340,547
*	Dalata Hotel Group P.L.C.	51,492	235,453
*	Datalex P.L.C.	123,079	103,807
*	FBD Holdings P.L.C.	125,459	1,194,970
*	FBD Holdings P.L.C.	17,353	160,478
	Glanbia P.L.C.	349,377	5,997,807
	Glanbia P.L.C.	700,613	12,307,269
*	Glenveagh Properties P.L.C.	339,829	403,009
*	Irish Continental Group P.L.C.	586,653	3,082,630
*	Irish Continental Group P.L.C.	234,200	1,228,469
*	Permanent TSB Group Holdings P.L.C.	252,400	436,891
TOTAL IRELAND			54,083,102
ISRAEL — (3.1%)
#	Adgar Investment and Development, Ltd.	45,374	84,863
#	Afcon Holdings, Ltd.	3,064	193,329
#*	AFI Properties, Ltd.	109,219	5,216,918
#	Africa Israel Residences, Ltd.	3,453	181,398
*	Airport City, Ltd.	281,641	4,799,728

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Albaad Massuot Yitzhak, Ltd.	2,031	$37,348
#*	Allot, Ltd.	189,485	3,462,088
#*	Alrov Properties and Lodgings, Ltd.	49,397	2,243,644
#	Arad, Ltd.	19,614	261,630
	Ashtrom Group, Ltd.	190,290	4,092,668
#	Atreyu Capital Markets, Ltd.	4,320	68,005
	AudioCodes, Ltd.	30,337	980,287
	AudioCodes, Ltd.	2,698	88,386
	Aura Investments, Ltd.	27,798	27,899
#*	Avgol Industries 1953, Ltd.	468,925	418,828
#*	Azorim-Investment Development & Construction Co., Ltd.	547,011	2,067,226
#*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	438,591
*	Big Shopping Centers, Ltd.	20,438	2,857,818
	Blue Square Real Estate, Ltd.	36,760	2,814,952
#*	Brack Capital Properties NV	18,347	1,959,326
*	Brainsway, Ltd.	17,217	78,051
#*	Camtek, Ltd.	115,637	4,156,757
	Carasso Motors, Ltd.	132,164	677,913
*	Cellcom Israel, Ltd.	495,333	1,863,635
*	Ceragon Networks, Ltd.	266,244	1,064,976
*	Clal Insurance Enterprises Holdings, Ltd.	311,321	6,198,012
#*	Compugen, Ltd.	120,052	870,342
	Danel Adir Yeoshua, Ltd.	21,947	4,681,406
	Delek Automotive Systems, Ltd.	229,021	2,889,598
*	Delek Group, Ltd.	10,539	629,566
	Delta-Galil Industries, Ltd.	70,358	2,986,373
	Dor Alon Energy in Israel 1988, Ltd.	16,285	446,322
#	Duniec Brothers, Ltd.	1,134	53,132
#	Electra Consumer Products 1970, Ltd.	54,447	2,851,174
#	Electra Real Estate, Ltd.	32,654	433,633
	Electra, Ltd.	11,598	6,517,877
*	Ellomay Capital, Ltd.	1,340	38,186
#	Energix-Renewable Energies, Ltd.	30,125	118,715
#*	Enlight Renewable Energy, Ltd.	2,573,879	5,753,700
#*	Equital, Ltd.	117,510	3,123,299
#*	Evogene, Ltd.	31,584	90,790
*	Fattal Holdings 1998, Ltd.	1,551	135,592
	FMS Enterprises Migun, Ltd.	19,186	541,653
	Formula Systems 1985, Ltd.	62,881	5,544,969
	Formula Systems 1985, Ltd., Sponsored ADR	440	38,856
	Fox Wizel, Ltd.	57,996	6,837,538
	Freshmarket, Ltd.	9,726	33,736
#	Gav-Yam Lands Corp., Ltd.	669,136	6,339,816
	Gilat Satellite Networks, Ltd.	236,247	2,437,515
#	Hadera Paper, Ltd.	21,885	1,697,303
	Harel Insurance Investments & Financial Services, Ltd.	680,731	6,458,576
#	Hilan, Ltd.	100,860	5,200,647
	IDI Insurance Co., Ltd.	45,880	1,560,666
	IES Holdings, Ltd.	322	23,606
#	Ilex Medical, Ltd.	1,832	59,658
	Inrom Construction Industries, Ltd.	359,755	1,831,986
*	Isracard, Ltd.	28,931	110,673
#	Israel Canada T.R, Ltd.	136,542	581,542
#	Israel Land Development - Urban Renewal, Ltd.	47,359	598,210
	Isras Investment Co., Ltd.	5,793	1,276,732
#*	Issta Lines, Ltd.	13,336	272,536
#*	Itamar Medical, Ltd.	16,668	10,795
#*	Kamada, Ltd.	212,977	1,168,773
	Kenon Holdings, Ltd.	125,133	4,227,769

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings, Ltd.	32,169	$920,249
	Klil Industries, Ltd.	5,696	561,706
	M Yochananof & Sons, Ltd.	186	12,047
#	Magic Software Enterprises, Ltd.	134,651	2,356,501
	Malam - Team, Ltd.	7,935	264,369
	Matrix IT, Ltd.	220,574	6,069,389
#	Maytronics, Ltd.	210,492	4,578,585
#	Mediterranean Towers, Ltd.	434,044	1,323,269
	Mega Or Holdings, Ltd.	81,523	2,638,323
*	Mehadrin, Ltd.	1,666	70,609
#	Meitav Dash Investments, Ltd.	129,716	675,652
	Menora Mivtachim Holdings, Ltd.	183,161	3,617,392
*	Migdal Insurance & Financial Holdings, Ltd.	2,601,566	3,333,453
#*	Minrav Holdings, Ltd.	263	58,927
	Mivne Real Estate KD, Ltd.	301,664	901,382
	Mivtach Shamir Holdings, Ltd.	27,751	925,690
*	Mizrahi Tefahot Bank, Ltd.	1	32
#*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,124,769
#	Nawi Brothers, Ltd.	120,452	914,060
*	Neto Malinda Trading, Ltd.	541	12,923
#	Neto ME Holdings, Ltd.	9,852	425,640
*	Nova, Ltd.	124,071	11,889,883
	Novolog, Ltd.	77,254	71,296
	NR Spuntech Industries, Ltd.	76,176	203,659
#*	Oil Refineries, Ltd.	10,867,813	2,567,836
	One Software Technologies, Ltd.	26,593	406,069
#*	OPC Energy, Ltd.	76,573	725,124
*	Partner Communications Co., Ltd.	814,741	3,501,274
#	Paz Oil Co., Ltd.	58,541	7,068,360
*	Perion Network, Ltd.	37,809	707,756
#	Plasson Industries, Ltd.	20,201	1,098,936
*	Pluristem Therapeutics, Inc.	3,536	11,895
	Prashkovsky Investments and Construction, Ltd.	1,390	40,145
	Priortech, Ltd.	1,827	46,914
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,323,880
	Scope Metals Group, Ltd.	47,147	1,429,344
*	Shikun & Binui, Ltd.	7,680	43,512
	Shufersal, Ltd.	322,359	2,594,454
*	Summit Real Estate Holdings, Ltd.	215,385	3,265,700
*	Suny Cellular Communication, Ltd.	312,529	137,749
	Tadiran Group, Ltd.	15,949	1,871,836
	Tel Aviv Stock Exchange, Ltd.	4,097	25,327
#	Victory Supermarket Chain, Ltd.	1,248	26,933
	YH Dimri Construction & Development, Ltd.	13,214	850,981
TOTAL ISRAEL			197,501,366
ITALY — (8.2%)
	A2A SpA	9,901,410	21,007,314
	ACEA SpA	363,526	8,472,147
*	Aeffe SpA	177,250	359,769
	Anima Holding SpA	2,113,949	10,413,434
*	Aquafil SpA	83,333	738,301
*	Arnoldo Mondadori Editore SpA	904,095	2,104,063
	Ascopiave SpA	477,634	1,986,011
*	Autogrill SpA	1,174,177	8,238,136
	Autostrade Meridionali SpA	3,917	132,436
	Avio SpA	104,775	1,473,341
	Azimut Holding SpA	750,774	19,313,034
	B&C Speakers SpA	6,147	85,376

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Banca Carige SpA	148,412	$210,384
*	Banca Generali SpA	380,163	15,770,854
	Banca IFIS SpA	158,713	2,617,094
	Banca Mediolanum SpA	273,513	2,691,873
#*	Banca Monte dei Paschi di Siena SpA	213,039	295,317
	Banca Popolare di Sondrio SCPA	2,889,121	12,726,416
	Banca Profilo SpA	1,711,765	442,264
#*	Banca Sistema SpA	414,926	1,047,843
#	Banco BPM SpA	10,026,255	30,079,039
	Banco di Desio e della Brianza SpA	238,796	883,524
	Be Shaping The Future SpA	533,191	1,218,310
	BFF Bank SpA	787,878	8,224,688
*	Biesse SpA	17,380	661,031
	BPER Banca	6,644,573	12,953,667
	Brembo SpA	556,163	7,772,456
*	Brunello Cucinelli SpA	234,739	14,541,488
	Buzzi Unicem SpA	586,452	15,501,720
	Cairo Communication SpA	302,859	551,945
	Carel Industries SpA	12,520	297,882
	Cementir Holding NV	339,284	3,822,221
*	Cerved Group SpA	1,075,914	12,628,659
#*	CIR SpA-Compagnie Industriali	5,397,867	3,279,011
	Credito Emiliano SpA	546,899	3,505,070
#*	d'Amico International Shipping SA	1,821,713	207,336
	Danieli & C Officine Meccaniche SpA	47,177	865,787
#	Danieli & C Officine Meccaniche SpA	102,606	3,041,079
	De' Longhi SpA	381,561	16,872,620
	DeA Capital SpA	690,835	1,053,031
	Digital Bros SpA	12,500	361,700
	doValue SpA	6,432	73,734
*	Elica SpA	166,709	660,481
	Emak SpA	388,913	806,592
	ERG SpA	358,685	11,201,983
	Esprinet SpA	221,349	4,082,575
#*	Eurotech SpA	216,751	1,193,975
	Fila SpA	142,640	1,785,169
*	Fincantieri SpA	3,504,948	3,000,369
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,013,745
	Gefran SpA	35,925	402,873
#*	Geox SpA	501,311	690,721
	Gruppo MutuiOnline SpA	165,528	9,764,136
	Hera SpA	4,939,246	20,989,069
*	Illimity Bank SpA	82,244	1,155,659
*	IMMSI SpA	987,338	597,227
#*	Intek Group SpA	1,885,608	767,751
	Interpump Group SpA	51,770	3,236,117
	Iren SpA	4,259,847	12,964,469
	Italgas SpA	3,321,510	22,482,302
	Italmobiliare SpA	76,176	2,907,161
*	IVS Group SA	58,424	419,186
#*	Juventus Football Club SpA	2,997,765	2,607,910
	La Doria SpA	86,202	1,849,445
*	Leonardo SpA	996,204	7,828,862
	LU-VE SpA	5,064	118,965
#	Maire Tecnimont SpA	977,846	3,616,542
#*	Mariella Burani Fashion Group S.p.A.	22,744	0
#	Mediaset SpA	3,564,565	10,908,412
	Openjobmetis SpA agenzia per il lavoro	63,025	773,014

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	OVS SpA	1,319,738	$2,712,668
	Pharmanutra SpA	241	15,102
	Piaggio & C SpA	1,243,896	4,777,971
#	Pirelli & C SpA	2,304,139	13,914,242
#*	Prima Industrie SpA	32,067	846,427
	Prysmian SpA	147,529	5,289,412
	RAI Way SpA	581,655	3,437,133
	Reno de Medici SpA	1,173,753	1,997,165
	Reply SpA	142,692	25,508,326
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	757,064
	Sabaf SpA	49,948	1,510,007
#*	Saipem SpA	3,496,778	8,022,418
*	Salvatore Ferragamo SpA	3,013	60,096
#*	Saras SpA	3,543,720	2,604,126
*	Servizi Italia SpA	50,192	128,601
*	Sesa SpA	50,391	8,971,747
*	Societa Cattolica Di Assicurazione SpA	787,824	6,464,398
#*	Sogefi SpA	332,859	539,653
	SOL SpA	164,405	3,608,582
	Tamburi Investment Partners SpA	805,040	7,874,182
	Technogym SpA	646,381	8,334,455
	Tinexta S.p.A.	122,766	5,355,369
#*	Tiscali SpA	2,577,711	50,050
*	Tod's SpA	60,475	3,797,126
	TXT e-solutions SpA	45,466	431,164
	Unieuro SpA	78,208	2,191,965
	Unipol Gruppo SpA	2,915,912	15,496,426
#	Webuild SpA	1,282,257	3,492,197
	Wiit SpA	963	22,365
	Zignago Vetro SpA	181,037	3,670,541
TOTAL ITALY			518,227,093
LUXEMBOURG — (0.0%)
	B&S Group Sarl	1,733	17,228
NETHERLANDS — (6.8%)
	Aalberts NV	691,302	42,143,889
*	Accell Group NV	144,227	7,142,467
*	AFC Ajax NV	13,955	247,687
	AMG Advanced Metallurgical Group NV	187,187	5,854,842
	Amsterdam Commodities NV	57,444	1,639,920
	APERAM SA	339,970	21,306,298
	Arcadis NV	528,421	23,401,403
	ASR Nederland NV	809,678	33,275,011
*	Avantium N.V.	1,640	8,714
#*	Basic-Fit NV	195,489	9,035,759
	BE Semiconductor Industries NV	453,550	39,802,895
*	Beter Bed Holding NV	18,239	135,495
	Boskalis Westminster	593,056	18,662,931
	Brunel International NV	155,477	2,058,954
	Corbion NV	407,217	22,292,898
	Euronext NV	84,906	9,445,467
	Flow Traders	223,910	9,106,137
	ForFarmers NV	214,677	1,218,816
#*	Fugro NV	478,973	4,527,838
*	GrandVision NV	173,216	5,829,595
	Heijmans NV	154,345	2,297,118
*	Hunter Douglas NV	25,613	2,764,959
	IMCD NV	231,799	40,161,969

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Intertrust NV	466,539	$7,702,659
	Kendrion NV	97,269	2,584,204
*	Koninklijke BAM Groep NV	1,732,479	4,897,985
	Koninklijke Vopak NV	77,250	3,270,961
#*	Lucas Bols NV	23,064	284,001
	Nedap NV	33,400	2,499,756
*	OCI NV	338,820	8,219,414
	Ordina NV	625,125	2,670,198
#	PostNL NV	3,590,325	19,429,348
	SBM Offshore NV	1,117,355	16,219,878
#	SIF Holding NV	34,182	572,108
	Signify NV	571,644	32,022,779
*	Sligro Food Group NV	166,461	4,831,492
#	SNS NV	705,718	0
#	TKH Group NV	267,721	14,233,100
*	TomTom NV	483,754	4,063,181
	Van Lanschot Kempen NV	93,780	2,408,421
*	Vivoryon Therapeutics NV	5,400	121,865
TOTAL NETHERLANDS			428,392,412
NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	2,446,501	2,721,526
	AF Gruppen ASA	29,599	625,667
#*	Akastor ASA	766,612	503,540
#*	Aker Solutions ASA	1,549,576	2,947,426
	American Shipping Co. ASA	236,690	825,256
*	ArcticZymes Technologies ASA	25,885	311,787
#	Arendals Fossekompani A.S.	2,250	81,205
*	Asetek A.S.	15,729	192,864
	Atea ASA	367,555	7,002,995
#*	Atlantic Sapphire ASA	52,305	458,089
	Austevoll Seafood ASA	9,917	125,026
	Avance Gas Holding, Ltd.	393,737	1,670,058
#*	Axactor SE	946,461	993,528
*	B2Holding ASA	1,390,160	1,418,993
	Bank Norwegian ASA	672,342	7,876,169
	Bonheur ASA	146,347	4,667,956
#*	Borr Drilling, Ltd.	65,386	49,826
	Borregaard ASA	574,024	14,932,621
	Bouvet ASA	19,729	129,380
*	BW Energy, Ltd.	232,103	700,975
	BW LPG, Ltd.	662,186	3,824,581
	BW Offshore, Ltd.	759,145	2,575,183
*	Crayon Group Holding ASA	41,391	716,851
#*	DNO ASA	3,329,878	3,152,673
	Europris ASA	1,186,781	7,985,526
#	Fjordkraft Holding ASA	10,061	57,252
	FLEX LNG, Ltd.	200,332	2,705,701
#	Frontline, Ltd.	461,483	3,703,740
	Golden Ocean Group, Ltd.	274,826	2,707,966
#*	Grieg Seafood ASA	346,230	3,336,740
*	Hexagon Composites ASA	640,597	2,374,170
#*	IDEX Biometrics ASA	560,544	144,389
	Kid ASA	9,435	123,430
	Kitron ASA	108,070	237,447
	Komplett Bank ASA	33,724	32,684
#*	Kongsberg Automotive ASA	2,241,997	705,432
*	Magnora ASA	5,528	10,204
	Medistim ASA	255	9,105

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Next Biometrics Group A.S.	125,389	$94,895
#*	Nordic Nanovector ASA	353,849	860,468
#*	Nordic Semiconductor ASA	399,586	13,084,378
	Norske Skog ASA	12,791	44,074
	Norway Royal Salmon ASA	93,951	2,233,971
*	Norwegian Energy Co. ASA	2,292	37,448
*	NRC Group ASA	6,559	12,082
#	Ocean Yield ASA	361,442	1,207,682
*	Odfjell Drilling, Ltd.	586,600	1,342,529
*	Odfjell SE, Class A	137,586	492,339
*	Olav Thon Eiendomsselskap ASA	106,493	2,310,020
#*	Otello Corp. ASA	571,363	2,162,596
	Pareto Bank ASA	14,702	91,362
*	PCI Biotech Holding ASA	15,812	44,320
*	PGS ASA	1,907,777	934,472
*	PhotoCure ASA	5,202	78,012
#*	poLight ASA	920	13,630
	Protector Forsikring ASA	438,078	4,498,306
*	Q-Free ASA	32,883	37,660
#*	REC Silicon ASA	1,473,908	2,893,419
*	SATS ASA	14,064	33,395
	Sbanken ASA	486,979	5,930,257
	Selvaag Bolig ASA	309,083	2,046,305
	Sparebank 1 Oestlandet	5,312	73,811
	SpareBank 1 SR-Bank ASA	2,742	35,895
	Stolt-Nielsen, Ltd.	195,297	2,662,821
	TGS ASA	156,400	1,789,373
	Treasure ASA	314,079	588,166
*	Ultimovacs ASA	10,013	87,925
	Veidekke ASA	640,408	8,248,471
*	Wallenius Wilhelmsen ASA	401,589	1,267,550
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,375,477
*	XXL ASA	684,808	1,497,935
TOTAL NORWAY			140,749,005
PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	3,245,765
#*	Banco Comercial Portugues SA, Class R	46,192,622	6,574,914
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	31,358	390,683
#	CTT-Correios de Portugal SA	665,115	3,460,434
*	Greenvolt-Energias Renovaveis SA	9,770	55,107
*	Ibersol SGPS SA	40,114	280,611
#*	Mota-Engil SGPS SA	641,747	951,356
#	Navigator Co. SA (The)	1,800,880	6,485,864
	NOS SGPS SA	1,704,809	6,320,691
#*	Novabase SGPS SA	72,649	400,802
	REN - Redes Energeticas Nacionais SGPS SA	2,968,766	8,284,014
	Sonae SGPS SA	6,333,946	6,252,859
TOTAL PORTUGAL			42,703,100
SPAIN — (5.2%)
	Acciona SA	88,375	13,549,058
	Acerinox SA	1,140,518	15,246,235
#*	Adveo Group International SA	84,445	0
	Aedas Homes SA	7,862	238,221
	Alantra Partners SA	70,405	1,324,139
	Almirall SA	443,665	7,039,587

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Amper SA	5,445,967	$1,112,182
	Applus Services SA	911,014	8,770,315
#*	Atresmedia Corp. de Medios de Comunicacion SA	512,148	2,117,324
#	Azkoyen SA	67,253	477,228
*	Banco de Sabadell SA	28,238,039	19,632,467
	Bankinter SA	3,845,949	21,010,718
	Befesa SA	8,592	674,610
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	7,705,804
#	CIE Automotive SA	401,403	11,966,684
*	Construcciones y Auxiliar de Ferrocarriles SA	129,621	5,498,770
*	Deoleo SA	37,749	15,809
#*	Distribuidora Internacional de Alimentacion SA	429,110	12,982
	Distribuidora Internacional de Alimentacion SA	3,300,800	99,847
	Ebro Foods SA	529,626	10,747,237
#*	eDreams ODIGEO SA	427,530	3,539,118
	Elecnor SA	200,108	2,445,788
#	Enagas SA	782,751	17,977,843
*	Ence Energia y Celulosa SA	988,129	3,054,307
*	Ercros SA	643,000	2,672,223
	Euskaltel SA	547,956	7,138,300
	Faes Farma SA	2,022,017	7,892,173
	Fluidra SA	324,873	13,169,927
	Fomento de Construcciones y Contratas SA	361,953	4,145,081
*	Gestamp Automocion SA	476,871	2,331,979
	Global Dominion Access SA	695,411	3,714,218
	Grupo Catalana Occidente SA	271,298	10,156,701
	Grupo Empresarial San Jose SA	151,317	873,340
#*	Grupo Ezentis SA	1,629,459	626,955
	Iberpapel Gestion SA	47,911	1,060,714
#*	Indra Sistemas SA	856,710	8,968,446
#	Laboratorio Reig Jofre SA	14,659	90,472
	Laboratorios Farmaceuticos Rovi SA	81,303	5,739,118
	Liberbank SA	12,438,498	4,180,019
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,665,664
	Mapfre SA	734,048	1,512,235
*	Mediaset Espana Comunicacion SA	1,072,499	6,393,120
#*	Melia Hotels International SA	706,277	4,873,218
#	Metrovacesa SA	29,551	245,988
	Miquel y Costas & Miquel SA	142,055	2,760,950
#	Neinor Homes SA	69,192	1,007,037
#*	Obrascon Huarte Lain SA	1,213,629	879,263
*	Oryzon Genomics SA	35,547	145,976
#	Pharma Mar SA	29,788	2,547,054
	Prim SA	40,283	640,358
*	Promotora de Informaciones SA, Class A	1,703,306	1,780,075
#	Prosegur Cash SA	158,555	155,288
	Prosegur Cia de Seguridad SA	1,584,655	5,413,693
*	Realia Business SA	1,667,905	1,470,115
	Renta 4 Banco SA	442	4,491
	Sacyr SA	2,961,932	7,201,816
*	Solaria Energia y Medio Ambiente SA	395,783	7,645,897
*	Solarpack Corp. Tecnologica SA	3,377	104,802
*	Talgo SA	587,102	3,004,412
*	Tecnicas Reunidas SA	188,993	1,597,900
#*	Tubacex SA	692,872	1,232,574
#	Unicaja Banco SA	2,748,739	2,527,537
	Vidrala SA	122,984	14,784,366
#	Viscofan SA	280,336	19,467,225

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Vocento SA	352,577	$477,059
	Zardoya Otis SA	1,131,276	7,666,419
TOTAL SPAIN			330,220,471
SWEDEN — (9.2%)
	AcadeMedia AB	428,357	4,147,352
	Adapteo Oyj	280,480	5,385,867
	AddLife AB, Class B	251,737	8,397,718
	AddNode Group AB, Class B	86,888	3,766,902
	AddTech AB, Class B	625,720	13,019,677
	AFRY AB	361,144	12,307,230
	Alimak Group AB	253,043	4,404,975
	Ambea AB	149,511	1,098,426
*	Annehem Fastigheter AB, Class B	126,142	521,023
*	Arise AB	70,657	344,164
	Arjo AB, Class B	1,036,474	13,092,510
	Atrium Ljungberg AB, Class B	223,578	5,473,216
*	Attendo AB	714,039	3,494,657
*	Balco Group AB	979	12,847
	Beijer Alma AB	282,919	6,900,366
*	Beijer Electronics Group AB	93,898	550,988
	Bergman & Beving AB	193,579	3,786,705
	Bergs Timber AB, Class B	62,277	39,648
	Besqab AB	21,962	456,094
	Betsson AB, Class B	925,914	7,451,844
*	Better Collective A.S.	35,430	829,561
*	BHG Group AB	190,311	2,935,404
	Bilia AB, Class A	620,818	13,320,818
	BioGaia AB, Class B	107,243	6,412,719
	Biotage AB	390,521	11,172,765
	Bjorn Borg AB	13,009	52,431
	Bonava AB, Class B	474,123	5,071,012
*	Boozt AB	141,578	3,050,830
	Bravida Holding AB	722,135	11,173,234
	Bufab AB	215,726	8,348,591
	Bulten AB	115,761	1,235,304
	Bure Equity AB	363,705	19,622,466
	Byggmax Group AB	356,302	3,013,334
*	Calliditas Therapeutics AB, Class B	75,130	1,103,884
	Catella AB	25,263	87,179
	Catena AB	152,830	9,164,369
*	Catena Media P.L.C.	125,271	876,983
*	Cavotec SA	79,682	245,014
	Cellavision AB	10,505	553,377
*	Clas Ohlson AB, Class B	160,145	1,642,680
	Cloetta AB, Class B	1,667,395	5,411,419
*	Collector AB	145,388	606,144
#	Coor Service Management Holding AB	270,442	2,489,875
	Corem Property Group AB, Class B	4,350,002	11,048,917
	Dios Fastigheter AB	767,655	8,712,805
*	Doro AB	155,569	1,071,823
*	Duni AB	215,342	2,833,074
#	Dustin Group AB	450,607	5,229,720
	Eastnine AB	126,421	2,182,852
	Elanders AB, Class B	54,920	1,083,296
*	Electrolux Professional AB, Class B	150,340	1,117,531
*	Eltel AB	206,068	550,639
*	Enea AB	102,697	2,832,956
	Eolus Vind AB, Class B	25,899	587,740

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	eWork Group AB	32,666	$389,259
	Fagerhult AB	293,570	2,702,422
#	FastPartner AB, Class A	1,130	15,320
	Ferronordic AB	1,301	35,000
#*	Fingerprint Cards AB, Class B	634,700	2,262,275
#	G5 Entertainment AB	15,485	809,312
	GARO AB	1,190	17,301
	GHP Specialty Care AB	41,172	141,803
	Granges AB	798,120	10,548,754
#*	Haldex AB	319,054	1,961,822
	Heba Fastighets AB, Class B	134,907	2,190,804
	Hexatronic Group AB	18,571	377,696
	HMS Networks AB	121,137	5,687,016
#*	Hoist Finance AB	489,300	1,894,104
*	Humana AB	122,339	937,711
*	IAR Systems Group AB	1,213	19,633
#*	Immunovia AB	8,077	95,740
	Instalco AB	55,550	2,991,444
#*	International Petroleum Corp.	61,606	297,174
	INVISIO AB	555	11,489
	Inwido AB	457,409	8,476,662
	JM AB	481,244	16,981,917
*	John Mattson Fastighetsforetagen AB	5,404	108,578
	Karnov Group AB	26,847	160,639
*	Karo Pharma AB	9,885	62,805
	Kindred Group P.L.C.	1,227,634	20,094,561
	KNOW IT AB	198,924	6,976,386
#	Kungsleden AB	1,416,636	19,126,129
	Lagercrantz Group AB, Class B	1,384,344	18,928,724
	LeoVegas AB	272,442	1,172,075
	Lime Technologies AB	8,592	398,267
	Lindab International AB	580,067	16,929,375
	Loomis AB, Class B	357,375	11,982,784
*	Medcap AB	4,211	100,487
	Medicover AB, Class B	31,568	916,887
*	Mekonomen AB	281,075	4,495,668
	Midsona AB, Class B	8,545	71,244
	MIPS AB	19,191	2,026,586
#*	Modern Times Group MTG AB, Class B	434,021	6,165,893
	Momentum Group AB, Class B	137,415	3,060,011
	Munters Group AB	1,207	11,063
	Mycronic AB	384,125	11,281,273
	NCAB Group AB	1,185	76,696
	NCC AB, Class B	236,798	4,207,782
*	Nederman Holding AB	30,189	742,629
*	Nelly Group AB	47,409	187,740
*	Net Insight AB, Class B	1,267,535	523,734
*	New Wave Group AB, Class B	426,925	6,840,571
	Nobia AB	852,732	6,989,620
	Nobina AB	732,991	6,758,771
	Nolato AB, Class B	1,585,230	17,596,337
	Nordic Waterproofing Holding AB	66,975	1,613,491
	NP3 Fastigheter AB	155,617	3,915,365
	Nyfosa AB	1,249,698	19,337,422
	OEM International AB, Class B	143,694	2,311,982
*	Pandox AB, Class B	262,564	4,393,387
	Peab AB, Class B	331,976	3,871,349
	Platzer Fastigheter Holding AB, Class B	250,352	4,677,127
	Pricer AB, Class B	892,974	3,244,785

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	186,907	$1,750,203
#*	Qliro AB	70,318	292,659
#	Ratos AB, Class B	1,541,107	10,923,950
*	RaySearch Laboratories AB	160,684	1,580,886
	Resurs Holding AB	678,931	3,274,676
*	Rottneros AB	672,020	790,570
#*	SAS AB	8,113,247	1,976,521
	Scandi Standard AB	397,762	2,643,268
#*	Scandic Hotels Group AB	355,642	1,448,744
	Sectra AB, Class B	116,256	9,263,987
	Semcon AB	118,592	1,784,833
*	Sensys Gatso Group AB	2,726,230	336,826
#*	SkiStar AB	321,068	5,999,302
*	Starbreeze AB	37,435	5,872
*	Systemair AB	90,209	3,556,740
	Tethys Oil AB	86,203	573,625
	Troax Group AB	214,262	7,756,514
	VBG Group AB, Class B	26,732	568,336
	Vitec Software Group AB, Class B	16,208	804,704
	Wihlborgs Fastigheter AB	597,054	13,910,538
TOTAL SWEDEN			579,768,590
SWITZERLAND — (14.8%)
	Allreal Holding AG	112,905	23,349,144
	ALSO Holding AG	44,564	13,711,342
*	APG SGA SA	8,849	2,173,313
	Arbonia AG	343,677	6,524,999
*	Aryzta AG	5,973,238	7,951,334
*	Ascom Holding AG	163,952	2,811,767
*	Autoneum Holding AG	21,144	4,060,003
	Bachem Holding AG, Class B	6,041	3,999,764
	Baloise Holding AG	36,550	5,762,857
	Banque Cantonale de Geneve	9,528	1,756,398
	Banque Cantonale du Jura SA	3,848	223,250
	Banque Cantonale Vaudoise	55,410	4,946,559
	Belimo Holding AG	60,560	31,277,504
	Bell Food Group AG	14,632	4,501,368
	Bellevue Group AG	57,974	2,726,523
	Berner Kantonalbank AG	28,933	6,627,154
	BKW AG	150,820	16,614,094
*	Bobst Group SA	65,642	5,637,290
	Bossard Holding AG, Class A	42,851	13,880,443
	Bucher Industries AG	54,197	30,161,644
	Burckhardt Compression Holding AG	541	212,260
	Burkhalter Holding AG	28,640	2,020,219
	Bystronic AG	9,616	13,231,393
	Calida Holding AG	33,135	1,572,369
#	Carlo Gavazzi Holding AG	2,982	857,499
	Cembra Money Bank AG	187,433	19,471,461
#	Cicor Technologies, Ltd.	14,897	1,049,102
	Cie Financiere Tradition SA	10,803	1,371,247
	Clariant AG	339,571	7,064,262
	Coltene Holding AG	26,808	3,579,765
	Comet Holding AG	3,990	1,306,501
*	COSMO Pharmaceuticals NV	1,160	108,846
	Daetwyler Holding AG	5,294	1,921,894
	DKSH Holding AG	225,777	19,086,401
	dormakaba Holding AG	23,579	16,311,323
*	Dottikon Es Holding AG	1,430	457,772

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Dufry AG	308,204	$16,306,383
*	EDAG Engineering Group AG	51,353	682,164
	EFG International AG	687,616	5,586,150
	Emmi AG	15,057	16,579,507
	Energiedienst Holding AG	83,637	3,550,405
#*	Evolva Holding SA	3,349,123	672,557
*	Feintool International Holding AG	16,000	1,140,735
#	Fenix Outdoor International AG	19,485	2,886,081
*	Flughafen Zurich AG	126,351	20,303,009
	Forbo Holding AG	8,413	18,006,757
	Fundamenta Real Estate AG	1,593	34,722
	Galenica AG	62,567	4,749,650
*	GAM Holding AG	1,195,762	2,586,888
	Georg Fischer AG	31,470	50,932,889
	Gurit Holding AG	3,022	6,838,143
	Helvetia Holding AG	229,898	25,004,639
	Hiag Immobilien Holding AG	20,489	2,318,738
#*	HOCHDORF Holding AG	6,697	398,618
	Huber & Suhner AG	94,378	8,026,642
	Hypothekarbank Lenzburg AG	6	28,461
*	Implenia AG	120,182	3,190,626
*	Ina Invest Holding AG	25,352	518,099
	Inficon Holding AG	14,229	17,142,395
	Interroll Holding AG	4,787	21,881,975
	Intershop Holding AG	10,420	7,186,864
	Investis Holding SA	4,392	498,743
*	Jungfraubahn Holding AG	17,432	2,786,537
	Kardex Holding AG	47,102	12,668,461
*	Komax Holding AG	20,442	6,006,065
#	Kudelski SA	217,692	984,668
	Landis+Gyr Group AG	60,448	4,784,327
*	Lastminute.com NV	23,689	1,005,294
	LEM Holding SA	3,875	9,686,159
	Liechtensteinische Landesbank AG	64,323	3,796,296
	Luzerner Kantonalbank AG	20,110	9,307,959
*	Medacta Group SA	1,883	267,376
*	Medartis Holding AG	2,081	249,019
*	Meier Tobler Group AG	45,826	955,855
	Metall Zug AG	1,092	2,652,445
#*	Meyer Burger Technology AG	2,931,882	1,518,054
*	Mikron Holding AG	8,692	65,219
	Mobilezone Holding AG	282,325	3,396,726
	Mobimo Holding AG	55,407	19,008,207
	OC Oerlikon Corp. AG	1,593,497	18,037,594
*	Orascom Development Holding AG	93,520	1,217,933
#	Orell Fuessli AG	5,028	551,798
	Orior AG	37,151	3,505,998
	Peach Property Group AG	1,034	64,364
	Phoenix Mecano AG	4,472	2,291,591
	Plazza AG, Class A	6,895	2,534,206
	PSP Swiss Property AG	322,767	43,679,413
*	Rieter Holding AG	20,000	4,703,024
	Romande Energie Holding SA	2,625	3,864,952
#	Schaffner Holding AG	3,363	1,071,997
	Schweiter Technologies AG	7,099	11,112,616
#	Schweizerische Nationalbank	23	134,002
*	Sensirion Holding AG	7,224	704,008
	SFS Group AG	124,609	18,578,468
	Siegfried Holding AG	31,383	31,755,883

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SIG Combibloc Group AG	74,956	$2,211,635
	Softwareone Holding AG	94,906	2,435,817
	St Galler Kantonalbank AG	17,366	8,076,004
	Sulzer AG	134,108	19,678,812
	Swiss Prime Site AG	55,059	5,862,840
#*	Swiss Steel Holding AG	3,266,809	1,619,902
	Swissquote Group Holding SA	77,115	12,244,985
	Tecan Group AG	5,405	3,116,896
	Thurgauer Kantonalbank	3,152	365,330
#*	Tornos Holding AG	26,632	164,678
*	TX Group AG	17,310	1,729,277
*	u-blox Holding AG	45,291	3,573,380
	Valiant Holding AG	107,176	11,146,475
*	Valora Holding AG	27,553	6,237,682
	VAT Group AG	149,196	58,567,600
	Vaudoise Assurances Holding SA	6,746	3,423,589
	Vetropack Holding AG	64,876	4,287,713
*	Von Roll Holding AG	378,198	375,681
	Vontobel Holding AG	218,745	19,287,336
	VP Bank AG, Class A	24,056	2,861,985
	VZ Holding AG	90,005	8,110,829
*	V-ZUG Holding AG	10,820	1,651,590
	Walliser Kantonalbank	18,991	2,171,009
	Warteck Invest AG	27	73,308
	Ypsomed Holding AG	9,309	1,479,854
	Zehnder Group AG	82,191	8,730,681
	Zug Estates Holding AG, Class B	1,186	2,546,401
	Zuger Kantonalbank AG	700	5,397,405
TOTAL SWITZERLAND			935,746,112
UNITED KINGDOM — (0.8%)
	Concentric AB	354,479	8,157,039
*	Dialog Semiconductor P.L.C.	544,240	41,858,311
TOTAL UNITED KINGDOM			50,015,350
UNITED STATES — (0.0%)
#*	Arko Corp.	135,431	1,122,038
TOTAL COMMON STOCKS			6,001,537,627
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	96,750	4,107,742
	Draegerwerk AG & Co., KGaA	60,431	5,554,333
	Fuchs Petrolub SE	292,718	14,585,701
	Jungheinrich AG	361,192	19,869,826
	Sixt SE	116,451	9,649,628
	STO SE & Co., KGaA	13,696	3,476,059
	Villeroy & Boch AG	41,086	1,003,968
TOTAL GERMANY			58,247,257
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	497,492	0

The Continental Small Company Series
CONTINUED
	Shares	Value»

ITALY — (0.0%)
#* Intek Group SpA Rights 06/28/24	714,519	$48,228
TOTAL RIGHTS/WARRANTS		48,228
TOTAL INVESTMENT SECURITIES (Cost $4,038,087,707)		6,060,174,360

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	21,861,776	252,940,748
TOTAL INVESTMENTS — (100.0%)
(Cost $4,290,997,728)^^			$6,313,115,108
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Germany	—	$341,248	—	$341,248
Common Stocks
Austria	—	230,655,270	—	230,655,270
Belgium	$3,451,035	229,291,680	—	232,742,715
Denmark	—	336,543,030	—	336,543,030
Finland	—	386,052,823	—	386,052,823
France	—	620,978,424	—	620,978,424
Germany	—	916,019,498	—	916,019,498
Ireland	—	54,083,102	—	54,083,102
Israel	1,192,218	196,309,148	—	197,501,366
Italy	210,384	518,016,709	—	518,227,093
Luxembourg	—	17,228	—	17,228
Netherlands	4,527,838	423,864,574	—	428,392,412
Norway	—	140,749,005	—	140,749,005
Portugal	55,107	42,647,993	—	42,703,100
Spain	99,847	330,120,624	—	330,220,471
Sweden	—	579,768,590	—	579,768,590
Switzerland	—	935,746,112	—	935,746,112
United Kingdom	—	50,015,350	—	50,015,350
United States	—	1,122,038	—	1,122,038
Preferred Stocks
Germany	—	58,247,257	—	58,247,257
Rights/Warrants
Italy	—	48,228	—	48,228
Securities Lending Collateral	—	252,940,748	—	252,940,748
TOTAL	$9,536,429	$6,303,578,679	—	$6,313,115,108

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.6%)
COMMUNICATION SERVICES — (1.3%)
#*	AcuityAds Holdings, Inc.	101,377	$827,203
#*	Aimia, Inc.	747,208	2,832,874
#	Cogeco Communications, Inc.	61,201	5,794,865
	Cogeco, Inc.	28,030	2,089,219
#	Corus Entertainment, Inc., Class B	982,181	4,558,214
*	MDF Commerce, Inc.	32,674	261,895
*	TeraGo, Inc.	2,400	10,965
#*	WildBrain, Ltd.	612,863	1,282,120
#	Yellow Pages, Ltd.	105,820	1,216,302
TOTAL COMMUNICATION SERVICES			18,873,657
CONSUMER DISCRETIONARY — (6.4%)
*	Aritzia, Inc.	427,638	12,541,900
*	AutoCanada, Inc.	139,673	5,682,752
	BMTC Group, Inc.	20,581	261,799
#*	Canada Goose Holdings, Inc.	30,280	1,285,371
*	Canada Goose Holdings, Inc.	230,847	9,794,838
*	Dorel Industries, Inc., Class B	82,829	940,756
	Exco Technologies, Ltd.	164,124	1,352,352
*	Gamehost, Inc.	83,699	544,084
*	Great Canadian Gaming Corp.	428,062	15,199,701
	Leon's Furniture, Ltd.	171,679	3,191,116
	Linamar Corp.	216,634	12,818,148
	Martinrea International, Inc.	518,668	5,263,175
	MTY Food Group, Inc.	85,014	4,632,324
	Park Lawn Corp.	123,137	3,560,077
	Pizza Pizza Royalty Corp.	156,674	1,439,150
*	Points International, Ltd.	47,016	782,721
*	Points International, Ltd.	11,831	197,933
#	Pollard Banknote, Ltd.	32,817	1,323,096
*	Recipe Unlimited Corp.	76,777	1,369,260
*	Reitmans Canada, Ltd., Class A	125,155	45,142
#	Sleep Country Canada Holdings, Inc.	160,435	3,781,976
*	Spin Master Corp.	114,340	4,383,522
*	Uni-Select, Inc.	193,659	2,398,230
	Zenith Capital Corp.	111,820	30,267
TOTAL CONSUMER DISCRETIONARY			92,819,690
CONSUMER STAPLES — (4.9%)
*	Alcanna, Inc.	125,550	655,122
	Andrew Peller, Ltd., Class A	168,200	1,201,236
	Corby Spirit and Wine, Ltd.	87,267	1,299,632
	High Liner Foods, Inc.	89,880	945,195
#	Jamieson Wellness, Inc.	275,646	7,726,307
#	KP Tissue, Inc.	45,700	382,421
	Lassonde Industries, Inc., Class A	17,800	2,462,124
#	Maple Leaf Foods, Inc.	355,793	7,046,846
*	Mav Beauty Brands, Inc.	7,000	22,948
#	North West Co., Inc. (The)	319,480	9,310,911
#	Premium Brands Holdings Corp., Class A	182,482	18,660,671
	Primo Water Corp.	813,424	13,424,495
	Primo Water Corp.	96,682	1,598,154

The Canadian Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Rogers Sugar, Inc.	712,254	$3,334,052
#*	SunOpta, Inc.	291,540	3,070,564
#*	Village Farms International, Inc.	21,817	210,196
*	Village Farms International, Inc.	33,793	326,103
TOTAL CONSUMER STAPLES			71,676,977
ENERGY — (15.2%)
#*	Advantage Energy, Ltd.	918,066	3,451,210
#*	Africa Oil Corp.	1,333,299	1,314,490
	ARC Resources, Ltd.	2,772,777	20,980,293
*	Athabasca Oil Corp.	2,177,410	1,378,770
#	Birchcliff Energy, Ltd.	1,289,021	4,866,375
	Cameco Corp.	294,925	5,249,665
#	Canacol Energy, Ltd.	930,762	2,379,873
*	Cardinal Energy, Ltd.	245,096	616,865
*	CES Energy Solutions Corp.	1,207,291	1,567,659
	Computer Modelling Group, Ltd.	464,145	1,614,611
#	Crescent Point Energy Corp.	2,370,438	8,663,993
*	Crew Energy, Inc.	384,876	666,345
*	Denison Mines Corp.	2,613,375	2,827,874
#	Enerflex, Ltd.	462,385	2,683,286
#*	Energy Fuels, Inc.	347,960	1,821,239
#	Enerplus Corp.	1,046,075	6,514,911
*	Ensign Energy Services, Inc.	617,495	895,853
#*	Fission Uranium Corp.	1,962,000	849,214
#	Freehold Royalties, Ltd.	447,473	3,131,163
*	Frontera Energy Corp.	244,929	1,501,849
*	Gasfrac Energy Services, Inc.	91,560	0
#	Gibson Energy, Inc.	940,791	17,238,283
#*	Gran Tierra Energy, Inc.	1,826,935	1,098,270
*	Headwater Exploration, Inc.	14,700	46,424
	Inter Pipeline, Ltd.	885,858	14,186,793
#*	Kelt Exploration, Ltd.	773,541	2,101,879
#	Keyera Corp.	445,938	11,938,385
*	Lightstream Resources, Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	15,763,154
	North American Construction Group, Ltd.	118,644	1,778,329
	North American Construction Group, Ltd.	9,342	139,943
*	NuVista Energy, Ltd.	1,093,750	3,068,391
	Ovintiv, Inc.	23,779	611,248
	Paramount Resources, Ltd., Class A	332,422	4,303,157
*	Parex Resources, Inc.	786,291	12,919,979
#	Parkland Corp.	476,900	15,179,303
#	Pason Systems, Inc.	389,622	2,479,640
#	Peyto Exploration & Development Corp.	789,824	4,577,130
	PHX Energy Services Corp.	74,028	244,466
#	PrairieSky Royalty, Ltd.	1,029,307	11,533,915
*	Precision Drilling Corp.	67,041	2,230,036
#*	Questerre Energy Corp., Class A	797,460	108,663
#	Secure Energy Services, Inc.	775,700	2,623,800
#*	ShawCor, Ltd.	320,715	1,272,475
*	Storm Resources, Ltd.	5,600	16,249
*	Surge Energy, Inc.	145,865	63,135
#*	Tamarack Valley Energy, Ltd.	1,151,040	2,481,803
	TerraVest Industries, Inc.	3,700	59,284
	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	1,353,718
*	Total Energy Services, Inc.	208,963	673,319
*	Touchstone Exploration, Inc.	18,697	22,779
*	TransGlobe Energy Corp.	246,087	412,249

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
#*	Trican Well Service, Ltd.	1,170,524	$2,458,138
#*	Vermilion Energy, Inc.	524,924	3,774,101
*	Vermilion Energy, Inc.	44,920	322,975
#	Whitecap Resources, Inc.	2,632,329	12,047,611
#*	Yangarra Resources, Ltd.	323,471	352,613
TOTAL ENERGY			222,457,175
FINANCIALS — (10.6%)
	AGF Management, Ltd., Class B	292,248	1,768,574
#	Alaris Equity Partners Income	153,883	2,195,509
#	Canaccord Genuity Group, Inc.	444,384	4,844,199
#	Canadian Western Bank	456,902	12,455,304
#	Chesswood Group, Ltd.	56,542	531,158
	CI Financial Corp.	770,765	14,054,908
	Clairvest Group, Inc.	1,900	92,929
#	ECN Capital Corp.	2,488,693	20,925,288
	E-L Financial Corp., Ltd.	7,178	5,304,678
#	Element Fleet Management Corp.	1,406,781	16,101,982
	Equitable Group, Inc.	53,142	6,389,308
#	Fiera Capital Corp., Class A	302,075	2,682,744
	Firm Capital Mortgage Investment Corp.	185,919	2,281,516
	First National Financial Corp.	62,676	2,316,440
	goeasy, Ltd.	39,839	5,460,459
#*	GoldMoney, Inc.	125,000	284,546
	Guardian Capital Group, Ltd., Class A	88,614	2,343,910
*	Home Capital Group, Inc., Class B	303,217	9,442,113
	iA Financial Corp., Inc.	205,716	11,380,666
	Kingsway Financial Services, Inc.	13,070	69,364
#	Laurentian Bank of Canada	412,090	14,004,982
#*	RF Capital Group, Inc.	170,238	339,766
#	Sprott, Inc.	121,492	4,477,546
	Timbercreek Financial Corp.	506,740	3,939,867
	TMX Group, Ltd.	41,511	4,558,690
*	Trisura Group, Ltd.	155,012	5,789,964
TOTAL FINANCIALS			154,036,410
HEALTH CARE — (1.0%)
	Andlauer Healthcare Group, Inc.	3,500	123,353
*	Charlottes Web Holdings, Inc.	26,216	84,263
#*	Cronos Group, Inc.	482,409	3,555,354
#	Extendicare, Inc.	498,639	3,309,339
	HLS Therapeutics, Inc.	6,100	83,217
*	Knight Therapeutics, Inc.	808,695	3,318,787
#	Medical Facilities Corp.	157,139	1,039,112
*	Opsens, Inc.	6,100	12,566
#	Sienna Senior Living, Inc.	282,531	3,602,972
*	Viemed Healthcare, Inc.	1,941	13,504
*	Viemed Healthcare, Inc.	45,708	318,128
TOTAL HEALTH CARE			15,460,595
INDUSTRIALS — (12.4%)
	Aecon Group, Inc.	272,061	4,437,673
#	AG Growth International, Inc.	136,123	3,529,640
#	Algoma Central Corp.	48,800	607,457
#*	ATS Automation Tooling Systems, Inc.	441,354	13,287,317
	Badger Infrastructure Solutions, Ltd.	147,756	4,127,362
#	Bird Construction, Inc.	255,438	1,748,510
*	Black Diamond Group, Ltd.	237,417	770,711

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#*	Bombardier, Inc., Class A	77,200	$107,669
#*	Bombardier, Inc., Class B	1,295,893	1,547,676
	Calian Group, Ltd.	40,508	1,983,191
	Cervus Equipment Corp.	47,197	546,269
	Dexterra Group, Inc.	146,443	780,574
#*	DIRTT Environmental Solutions	273,168	1,252,421
	Doman Building Materials Group, Ltd.	337,453	1,866,324
	Exchange Income Corp.	61,248	2,022,127
	Finning International, Inc.	885,513	22,897,282
*	GDI Integrated Facility Services, Inc.	14,025	647,515
#	Hardwoods Distribution, Inc.	15,802	446,600
*	Heroux-Devtek, Inc.	239,845	3,343,142
*	IBI Group, Inc.	113,900	948,558
	K-Bro Linen, Inc.	57,753	2,008,579
	LifeWorks, Inc.	401,948	11,434,061
	Magellan Aerospace Corp.	112,778	924,751
#	Mullen Group, Ltd.	386,327	4,195,841
#	NFI Group, Inc.	265,623	5,767,656
*	Patriot One Technologies, Inc.	120,000	46,650
#	Richelieu Hardware, Ltd.	361,973	12,623,794
#	Russel Metals, Inc.	339,623	9,582,181
#	Savaria Corp.	184,973	3,117,972
#	SNC-Lavalin Group, Inc.	711,615	18,936,853
#	Stantec, Inc.	287,574	13,387,542
	TFI International, Inc.	172,730	19,335,902
#	Transcontinental, Inc., Class A	346,473	6,856,700
	Wajax Corp.	99,180	1,769,595
#	Westshore Terminals Investment Corp.	205,986	3,556,379
TOTAL INDUSTRIALS			180,442,474
INFORMATION TECHNOLOGY — (3.7%)
#	Absolute Software Corp.	303,292	4,159,447
#*	BlackBerry, Ltd.	714,064	7,254,890
*	Celestica, Inc.	36,408	322,939
*	Celestica, Inc.	575,408	5,087,168
*	Descartes Systems Group, Inc. (The)	750	54,398
*	Descartes Systems Group, Inc. (The)	50,233	3,649,930
	Enghouse Systems, Ltd.	263,395	11,888,243
	Evertz Technologies, Ltd.	146,939	1,679,505
*	EXFO, Inc.	60,487	344,712
#*	Kinaxis, Inc.	99,954	12,967,742
	Quarterhill, Inc.	575,556	1,097,967
#*	Sierra Wireless, Inc.	241,452	4,662,214
	TECSYS, Inc.	7,353	308,124
	Vecima Networks, Inc.	6,059	78,554
TOTAL INFORMATION TECHNOLOGY			53,555,833
MATERIALS — (20.7%)
*	5N Plus, Inc.	414,065	882,825
#	Acadian Timber Corp.	65,067	915,820
#	AirBoss of America Corp.	76,006	2,261,416
	Alamos Gold, Inc., Class A	2,021,176	16,427,316
#	Altius Minerals Corp.	169,012	2,316,532
#*	Americas Gold & Silver Corp.	86,596	117,998
*	Amerigo Resources, Ltd.	18,200	18,527
#*	Argonaut Gold, Inc.	1,555,539	4,189,333
	B2Gold Corp.	851,759	3,568,870
*	Calibre Mining Corp.	144,705	175,140

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Canfor Corp.	290,422	$5,607,780
*	Canfor Pulp Products, Inc.	138,951	754,006
#*	Capstone Mining Corp.	2,456,528	11,006,726
#	Cascades, Inc.	430,569	5,518,434
	Centerra Gold, Inc.	1,270,606	10,214,957
	China Gold International Resources Corp., Ltd.	1,488,085	3,757,188
#*	Copper Mountain Mining Corp.	690,855	1,999,027
	Dundee Precious Metals, Inc.	810,500	4,904,837
#*	Eldorado Gold Corp.	664,263	6,208,163
*	Eldorado Gold Corp.	111,244	1,037,907
	Endeavour Mining P.L.C.	881,363	20,988,542
#*	Endeavour Silver Corp.	360,197	1,899,725
*	Equinox Gold Corp.	64,479	448,605
#*	ERO Copper Corp.	183,332	3,689,858
#	First Majestic Silver Corp.	606,133	8,288,420
#	First Majestic Silver Corp.	272,599	3,737,332
#*	First Mining Gold Corp.	749,400	234,263
#*	Fortuna Silver Mines, Inc.	916,599	4,356,712
*	Fortuna Silver Mines, Inc.	437,641	2,078,795
#*	Galiano Gold, Inc.	696,057	686,238
*	GoGold Resources, Inc.	62,609	149,045
*	Gold Standard Ventures Corp.	10,700	6,004
#*	Golden Star Resources, Ltd.	374,657	984,991
#*	Great Panther Mining, Ltd.	91,900	56,719
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	97,700	699,532
	Hudbay Minerals, Inc.	1,003,501	7,166,715
#*	i-80 Gold Corp.	399,340	838,627
#*	IAMGOLD Corp.	2,197,656	6,006,739
*	IAMGOLD Corp.	599,837	1,643,553
#*	Imperial Metals Corp.	381,251	1,445,429
#	Interfor Corp.	332,441	6,818,824
	Intertape Polymer Group, Inc.	220,544	4,909,031
*	Ivanhoe Mines, Ltd., Class A	1,546,214	11,476,388
*	Karora Resources, Inc.	20,655	63,243
#	Labrador Iron Ore Royalty Corp.	289,259	11,502,195
#*	Largo Resources, Ltd.	59,371	970,800
#*	Lucara Diamond Corp.	1,564,773	903,043
#*	Lundin Gold, Inc.	86,276	782,127
*	MAG Silver Corp.	9,800	194,570
*	Major Drilling Group International, Inc.	621,305	4,282,801
*	Mandalay Resources Corp.	464	947
*	Marathon Gold Corp.	147,500	390,149
	Maverix Metals, Inc.	13,824	66,493
#	Methanex Corp.	140,382	4,730,410
#	Methanex Corp.	87,793	2,955,112
*	New Gold, Inc.	3,469,405	5,672,961
#*	Northern Dynasty Minerals, Ltd.	76,877	33,275
#*	OceanaGold Corp.	3,272,419	6,373,820
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties, Ltd.	552,406	7,531,602
*	Osisko Mining, Inc.	289,088	736,855
#*	PolyMet Mining Corp.	64,208	197,112
#*	Pretium Resources, Inc.	293,903	2,742,115
*	Pretium Resources, Inc.	455,178	4,243,123
#*	Sabina Gold & Silver Corp.	1,421,714	2,165,162
*	Sandstorm Gold, Ltd.	792,058	6,234,378
*	Seabridge Gold, Inc.	61,595	1,115,286
*	Seabridge Gold, Inc.	51,179	926,852

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	SSR Mining, Inc.	957,039	$15,579,880
	Stelco Holdings, Inc.	14,400	475,537
#	Stella-Jones, Inc.	234,984	8,526,552
#*	Taseko Mines, Ltd.	1,204,804	2,163,162
*	Torex Gold Resources, Inc.	381,514	4,290,351
*	Treasury Metals, Inc.	25,002	17,635
#*	Trevali Mining Corp.	2,559,289	471,815
#*	Turquoise Hill Resources, Ltd.	142,028	2,371,868
#*	Turquoise Hill Resources, Ltd.	224,834	3,752,029
*	Victoria Gold Corp.	20,843	314,082
#*	Wesdome Gold Mines, Ltd.	637,024	6,443,766
#	Western Forest Products, Inc.	1,866,235	2,887,010
	Winpak, Ltd.	124,683	4,074,484
#	Yamana Gold, Inc.	3,233,894	14,489,794
TOTAL MATERIALS			301,165,285
REAL ESTATE — (3.4%)
#	Altus Group, Ltd.	261,893	12,326,352
	Bridgemarq Real Estate Services	53,069	712,493
	Colliers International Group, Inc.	134,012	17,195,127
	Colliers International Group, Inc.	4,163	535,320
	DREAM Unlimited Corp., Class A	246,187	5,298,269
	Information Services Corp.	21,381	484,826
#*	Invesque, Inc.	191,266	493,466
*	Mainstreet Equity Corp.	31,349	2,776,331
	Melcor Developments, Ltd.	55,340	559,344
	Morguard Corp.	21,982	2,430,072
#*	Real Matters, Inc.	341,820	3,498,751
	Tricon Residential, Inc.	247,633	2,967,388
TOTAL REAL ESTATE			49,277,739
UTILITIES — (8.0%)
#	AltaGas, Ltd.	578,799	12,252,390
	Atco, Ltd., Class I	231,264	8,356,349
#	Boralex, Inc., Class A	549,954	17,310,591
#	Brookfield Infrastructure Corp., Class A	13,426	870,602
#	Capital Power Corp.	771,649	26,162,835
#	Innergex Renewable Energy, Inc.	604,787	10,543,536
*	Maxim Power Corp.	61,434	140,339
#	Polaris Infrastructure, Inc.	115,463	1,734,351
#	Superior Plus Corp.	781,510	9,822,120
	TransAlta Corp.	16,789	174,941
	TransAlta Corp.	1,784,708	18,610,974
#	TransAlta Renewables, Inc.	614,934	10,828,872
TOTAL UTILITIES			116,807,900
TOTAL COMMON STOCKS			1,276,573,735
RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	197,862
MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,557,425

The Canadian Small Company Series
CONTINUED
	Shares	Value»

MATERIALS — (Continued)
* Treasury Metals, Inc. Warrants 08/07/23	12,501	$4,008
TOTAL MATERIALS		1,561,433
TOTAL RIGHTS/WARRANTS		1,759,295
TOTAL INVESTMENT SECURITIES (Cost $920,232,796)		1,278,333,030

			Value†
SECURITIES LENDING COLLATERAL — (12.3%)
@§	The DFA Short Term Investment Fund	15,430,938	178,535,951
TOTAL INVESTMENTS — (100.0%)
(Cost $1,098,753,358)^^			$1,456,868,981
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,873,657	—	—	$18,873,657
Consumer Discretionary	92,789,423	$30,267	—	92,819,690
Consumer Staples	71,676,977	—	—	71,676,977
Energy	222,457,175	—	—	222,457,175
Financials	154,036,410	—	—	154,036,410
Health Care	15,460,595	—	—	15,460,595
Industrials	180,442,474	—	—	180,442,474
Information Technology	53,555,833	—	—	53,555,833
Materials	301,165,285	—	—	301,165,285
Real Estate	49,277,739	—	—	49,277,739
Utilities	116,807,900	—	—	116,807,900
Rights/Warrants
Energy	—	197,862	—	197,862
Materials	—	1,561,433	—	1,561,433
Securities Lending Collateral	—	178,535,951	—	178,535,951
TOTAL	$1,276,543,468	$180,325,513	—	$1,456,868,981

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	1,349	$18,191

		Shares	Value»
COMMON STOCKS — (98.0%)
BELGIUM — (0.0%)
	Titan Cement International SA	48,244	905,732
BRAZIL — (4.0%)
	Ambev SA, ADR	2,170,950	6,881,911
*	Americanas SA	199,018	1,876,216
	Atacadao SA	365,264	1,331,803
	B3 SA - Brasil Bolsa Balcao	2,833,971	8,298,000
	Banco Bradesco SA	603,046	2,390,995
	Banco BTG Pactual SA	541,804	3,043,860
	Banco do Brasil SA	526,950	3,200,197
	Banco Inter SA	27,244	123,345
	Banco Santander Brasil SA	165,291	1,286,593
	BB Seguridade Participacoes SA	478,843	1,964,743
*	Braskem SA, Sponsored ADR	67,098	1,488,234
*	BRF SA	574,623	2,826,639
	CCR SA	1,975,317	4,930,470
	Centrais Eletricas Brasileiras SA	107,077	827,504
	Cia Brasileira de Distribuicao	285,040	1,698,227
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	1,960,964
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	278,152
	Cia Energetica de Minas Gerais	142,825	403,116
	Cia Paranaense de Energia, Sponsored ADR	17,400	99,180
	Cia Paranaense de Energia	39,800	233,837
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	4,675,624
	Cia Siderurgica Nacional SA	201,965	1,812,867
	Cosan SA	249,496	1,223,947
	CPFL Energia SA	121,800	592,133
	Energisa SA	228,135	1,872,562
*	Eneva SA	131,000	414,008
	Engie Brasil Energia SA	124,176	904,334
	Equatorial Energia SA	1,091,321	5,070,795
	Gerdau SA, Sponsored ADR	101,188	600,045
	Hapvida Participacoes e Investimentos SA	467,407	1,277,051
	Hypera SA	320,563	2,194,225
	Itau Unibanco Holding SA	171,303	903,508
	JBS SA	1,846,003	11,359,746
*	Klabin SA	1,184,590	5,563,303
	Localiza Rent a Car SA	411,114	4,905,820
	Lojas Americanas SA	153,211	194,152
	Lojas Renner SA	822,247	6,520,194
	Magazine Luiza SA	1,132,402	4,478,948
*	Natura & Co. Holding SA	519,291	5,359,169
	Notre Dame Intermedica Participacoes SA	215,992	3,317,690
	Petrobras Distribuidora SA	659,755	3,588,702
	Petroleo Brasileiro SA, Sponsored ADR	1,257,307	12,899,970
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,431,512
	Petroleo Brasileiro SA	2,733,556	14,433,407
	Porto Seguro SA	250,037	2,480,087

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Raia Drogasil SA	760,485	$3,685,430
*	Rumo SA	1,345,731	5,338,223
	Sendas Distribuidora SA	264,840	4,407,686
*	Suzano SA	480,607	4,989,473
*	Suzano SA, Sponsored ADR	74,273	774,666
	Telefonica Brasil SA	248,062	1,962,777
	TIM SA	895,936	1,947,294
	TOTVS SA	64,000	434,511
	Ultrapar Participacoes SA	687,063	2,332,314
	Usinas Siderurgicas de Minas Gerais SA Usiminas	16,400	66,094
	Vale SA, Sponsored ADR	492,463	10,351,562
	Vale SA	2,960,013	61,811,735
	WEG SA	726,666	4,982,334
TOTAL BRAZIL			247,301,884
CHILE — (0.5%)
	Aguas Andinas SA, Class A	1,164,753	236,823
#	Banco de Chile, ADR	128,473	2,343,335
	Banco de Credito e Inversiones SA	44,056	1,817,077
	Banco Santander Chile, ADR	76,364	1,492,153
	CAP SA	49,237	853,181
	Cencosud SA	1,884,741	3,418,380
	Cencosud Shopping SA	100,714	155,128
	Cia Cervecerias Unidas SA	3,865	41,758
	Cia Sud Americana de Vapores SA	17,211,094	1,351,242
	Colbun SA	6,066,618	887,347
	Embotelladora Andina SA, ADR, Class B	24,029	341,692
	Empresa Nacional de Telecomunicaciones SA	256,080	1,232,002
	Empresas CMPC SA	882,894	1,907,992
	Empresas COPEC SA	174,061	1,502,335
#	Enel Americas SA, ADR	561,671	3,841,830
	Enel Chile SA, ADR	644,316	1,675,222
	Falabella SA	237,441	923,000
	Plaza SA	140,993	201,582
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	94,021	4,465,998
TOTAL CHILE			28,688,077
CHINA — (31.6%)
*	360 Security Technology, Inc., Class A	280,000	518,731
*	51job, Inc., ADR	36,065	2,597,401
	AAC Technologies Holdings, Inc.	1,726,500	10,362,640
	Addsino Co., Ltd., Class A	129,000	393,679
	AECC Aero-Engine Control Co., Ltd., Class A	68,057	217,595
	AECC Aviation Power Co., Ltd., Class A	79,700	677,214
	Agile Group Holdings, Ltd.	3,660,000	4,004,237
	Agricultural Bank of China, Ltd., Class H	23,317,000	7,775,597
	Aier Eye Hospital Group Co., Ltd., Class A	222,010	2,027,197
*	Air China, Ltd., Class H	1,594,000	1,016,430
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	181,477,122
*	Alibaba Group Holding, Ltd.	714,100	17,440,286
*	Alibaba Health Information Technology, Ltd.	960,000	1,496,263
	A-Living Smart City Services Co., Ltd.	58,500	223,129
*	Aluminum Corp. of China, Ltd., ADR	21,075	318,654
*	Aluminum Corp. of China, Ltd., Class H	4,954,000	3,021,708
	Angel Yeast Co., Ltd., Class A	87,800	636,842
	Anhui Anke Biotechnology Group Co., Ltd., Class A	60,720	137,050
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	12,036,173
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	445,257

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co., Ltd., Class A	40,119	$318,705
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	605,181
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	413,419
	ANTA Sports Products, Ltd.	822,000	17,896,050
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	700,250
	Asymchem Laboratories Tianjin Co., Ltd., Class A	7,200	444,195
	Autobio Diagnostics Co., Ltd., Class A	44,684	427,822
	Avary Holding Shenzhen Co., Ltd., Class A	112,776	644,954
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	239,058
	AVIC Industry-Finance Holdings Co., Ltd., Class A	327,700	196,572
	AVICOPTER P.L.C., Class A	22,704	179,545
	Bafang Electric Suzhou Co., Ltd., Class A	8,500	295,260
*	Baidu, Inc., Sponsored ADR	137,226	22,506,436
*	Baidu, Inc., Class A	183,300	3,755,820
	Bank of Beijing Co., Ltd., Class A	782,508	520,137
	Bank of Changsha Co., Ltd., Class A	138,084	167,812
	Bank of Chengdu Co., Ltd., Class A	289,650	485,464
	Bank of China, Ltd., Class H	39,731,181	13,806,199
	Bank of Communications Co., Ltd., Class H	10,379,515	6,004,029
	Bank of Guiyang Co., Ltd., Class A	515,395	531,067
	Bank of Hangzhou Co., Ltd., Class A	266,304	499,782
	Bank of Jiangsu Co., Ltd., Class A	432,070	419,118
	Bank of Nanjing Co., Ltd., Class A	787,380	1,065,464
	Bank of Ningbo Co., Ltd., Class A	288,493	1,449,652
	Bank of Shanghai Co., Ltd., Class A	283,383	314,072
	Bank of Suzhou Co., Ltd., Class A	323,800	347,089
	Baoshan Iron & Steel Co., Ltd., Class A	1,014,500	1,243,810
*	BeiGene, Ltd., ADR	741	234,593
*	BeiGene, Ltd.	191,700	4,528,066
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	818,160	402,154
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	432,665
	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	359,058
	Beijing Enlight Media Co., Ltd., Class A	168,100	232,148
	Beijing New Building Materials P.L.C., Class A	152,303	767,897
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	132,362	1,046,037
	Beijing Originwater Technology Co., Ltd., Class A	293,800	314,874
	Beijing Shiji Information Technology Co., Ltd., Class A	87,729	274,805
*	Beijing Shougang Co., Ltd., Class A	257,300	282,039
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	301,059
	Beijing Sinnet Technology Co., Ltd., Class A	58,337	146,272
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	368,820
	Beijing Tongrentang Co., Ltd., Class A	36,400	193,196
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	268,661
	Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	15,500	380,559
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	224,233
	BGI Genomics Co., Ltd., Class A	50,500	880,354
*	Bilibili, Inc., Class Z	23,580	2,018,882
	Blue Sail Medical Co., Ltd., Class A	160,662	513,784
	BOC International China Co., Ltd., Class A	101,300	233,692
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,361,518
*	BTG Hotels Group Co., Ltd., Class A	91,200	263,331
	BYD Co., Ltd., Class H	542,386	16,764,299
#	BYD Electronic International Co., Ltd.	1,425,000	7,239,223
	By-health Co., Ltd., Class A	114,393	486,779
	C&S Paper Co., Ltd., Class A	148,000	449,883
	Caitong Securities Co., Ltd., Class A	269,900	407,417
#*	CanSino Biologics, Inc., Class H	34,600	1,467,792
	CECEP Solar Energy Co., Ltd., Class A	134,700	146,569
	Centre Testing International Group Co Ltd, Class A	27,300	115,030

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CGN Power Co., Ltd., Class H	4,899,000	$1,058,953
	Chacha Food Co., Ltd., Class A	70,100	409,754
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	906,781
	Changjiang Securities Co., Ltd., Class A	520,002	556,333
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	565,847
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	1,007,980
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	75,200	216,994
	Chengtun Mining Group Co., Ltd., Class A	229,600	335,192
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	203,200	496,910
	China Baoan Group Co., Ltd., Class A	193,034	637,201
	China Cinda Asset Management Co., Ltd., Class H	3,106,000	527,585
	China CITIC Bank Corp., Ltd., Class H	9,190,928	4,113,164
	China Coal Energy Co., Ltd., Class H	3,786,777	2,277,080
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,378
	China Conch Venture Holdings, Ltd.	1,037,500	3,782,577
	China Construction Bank Corp., Class H	79,728,590	55,534,421
	China CSSC Holdings, Ltd., Class A	45,800	105,209
	China Eastern Airlines Corp., Ltd., ADR	11,904	220,581
*	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,125,506
	China Everbright Bank Co., Ltd., Class H	4,752,000	1,619,933
#	China Evergrande Group	3,952,000	2,673,837
	China Feihe Ltd.	2,374,000	4,564,038
*	China Fortune Land Development Co., Ltd., Class A	81	54
	China Galaxy Securities Co., Ltd., Class H	5,480,000	2,863,260
	China Gas Holdings, Ltd.	5,783,000	17,804,628
	China Gezhouba Group Co., Ltd., Class A	564,500	726,051
	China Great Wall Securities Co., Ltd., Class A	171,500	245,671
	China Greatwall Technology Group Co., Ltd., Class A	182,800	452,114
	China Hongqiao Group, Ltd.	3,626,000	4,807,503
	China International Capital Corp., Ltd., Class H	2,061,200	4,748,018
	China International Marine Containers Group Co., Ltd., Class H	213,120	428,065
	China Jushi Co., Ltd., Class A	354,769	824,009
#	China Life Insurance Co., Ltd., ADR	455,615	3,799,829
	China Life Insurance Co., Ltd., Class H	1,945,000	3,241,818
*	China Literature, Ltd.	216,200	2,006,342
#	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	5,378,298
	China Mengniu Dairy Co., Ltd.	2,309,000	12,536,514
	China Merchants Bank Co., Ltd., Class H	3,434,554	26,128,548
	China Merchants Energy Shipping Co., Ltd., Class A	607,440	355,263
	China Merchants Securities Co., Ltd., Class H	535,860	730,261
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	459,273	666,748
	China Minmetals Rare Earth Co., Ltd., Class A	41,491	242,535
#	China Minsheng Banking Corp., Ltd., Class H	4,537,600	1,845,937
	China Molybdenum Co., Ltd., Class H	3,669,966	2,686,197
	China National Building Material Co., Ltd., Class H	10,930,000	11,838,296
	China National Medicines Corp., Ltd., Class A	31,900	150,178
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,192,165
	China National Software & Service Co., Ltd., Class A	20,300	182,754
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	1,088,055
	China Oilfield Services, Ltd., Class H	4,074,000	2,961,376
	China Overseas Land & Investment, Ltd.	7,839,500	16,431,147
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	13,850,322
	China Petroleum & Chemical Corp., ADR	52,089	2,381,495
	China Petroleum & Chemical Corp., Class H	12,896,800	5,897,325
	China Railway Group, Ltd., Class H	7,014,000	3,252,043
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	854,904
	China Resources Beer Holdings Co., Ltd.	989,611	7,420,306
	China Resources Cement Holdings, Ltd.	6,186,000	5,110,501
	China Resources Gas Group, Ltd.	2,140,000	13,192,588

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Land, Ltd.	5,690,666	$19,017,393
	China Resources Power Holdings Co., Ltd.	2,194,517	3,783,230
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	406,839
	China Shenhua Energy Co., Ltd., Class H	5,763,500	10,905,816
*	China Southern Airlines Co., Ltd., Sponsored ADR	7,704	204,310
*	China Southern Airlines Co., Ltd., Class H	1,528,000	803,593
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,329,625
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	4,393,098
	China Tourism Group Duty Free Corp., Ltd., Class A	83,000	3,104,339
	China Tower Corp., Ltd., Class H	64,470,000	8,552,501
	China TransInfo Technology Co., Ltd., Class A	145,530	348,011
	China Vanke Co., Ltd., Class H	3,423,500	8,918,404
	China Yangtze Power Co., Ltd., Class A	748,847	2,205,486
	China Zhenhua Group Science & Technology Co., Ltd., Class A	36,400	463,594
#	China Zheshang Bank Co., Ltd., Class H	82,000	35,646
*	Chongqing Brewery Co., Ltd., Class A	21,500	515,751
	Chongqing Changan Automobile Co., Ltd., Class A	127,400	363,989
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	91,700	431,724
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	983,099
	Chongqing Zhifei Biological Products Co., Ltd., Class A	83,314	2,045,896
	Chow Tai Seng Jewellery Co., Ltd., Class A	82,704	235,304
	CIFI Holdings Group Co., Ltd.	4,673,191	2,818,325
	CITIC Securities Co., Ltd., Class H	1,660,500	3,697,896
	CITIC, Ltd.	4,725,000	5,103,424
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	411,746
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	125,600	335,300
	Contemporary Amperex Technology Co., Ltd., Class A	61,920	5,313,972
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	3,966,299	5,983,203
	Country Garden Holdings Co., Ltd.	15,537,519	15,189,792
	Country Garden Services Holdings Co., Ltd.	1,131,492	9,187,590
	CSC Financial Co., Ltd., Class H	1,105,500	1,091,611
	CSG Holding Co., Ltd., Class A	8,100	12,199
	CSPC Pharmaceutical Group, Ltd.	17,303,200	23,356,527
	CTS International Logistics Corp., Ltd., Class A	800	1,604
	Daan Gene Co., Ltd., Class A	171,580	581,703
	Dali Foods Group Co., Ltd.	4,627,500	2,507,088
	Daqin Railway Co., Ltd., Class A	883,060	804,462
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	84,795	558,138
	Datang International Power Generation Co., Ltd., Class H	2,826,000	432,559
	DHC Software Co., Ltd., Class A	290,300	320,308
	Dian Diagnostics Group Co., Ltd., Class A	83,929	460,359
*	Do-Fluoride New Materials Co., Ltd., Class A	27,100	208,113
	Dong-E-E-Jiao Co., Ltd., Class A	64,411	304,655
	Dongfeng Motor Group Co., Ltd., Class H	874,000	775,317
	Dongxing Securities Co., Ltd., Class A	278,118	444,293
	East Money Information Co., Ltd., Class A	325,440	1,569,550
	Ecovacs Robotics Co., Ltd., Class A	11,000	291,888
	ENN Energy Holdings, Ltd.	525,600	10,968,373
	ENN Natural Gas Co., Ltd., Class A	245,000	666,306
*	ESR Cayman, Ltd	111,800	392,956
*	Estun Automation Co., Ltd., Class A	46,603	282,376
	Eve Energy Co., Ltd., Class A	35,705	625,942
#	Everbright Securities Co., Ltd., Class H	413,200	318,830
	Fangda Carbon New Material Co., Ltd., Class A	374,324	510,713
	FAW Jiefang Group Co., Ltd.	97,100	166,098
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	332,062
	Financial Street Holdings Co., Ltd., Class A	182,100	160,004
*	First Capital Securities Co., Ltd., Class A	279,000	269,749
#	Flat Glass Group Co., Ltd., Class H	396,000	1,770,897

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co., Ltd., Class A	712,700	$831,321
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	182,121	3,238,733
	Fosun International, Ltd.	2,569,722	3,401,854
*	Founder Securities Co., Ltd., Class A	384,200	523,927
	Fu Jian Anjoy Foods Co., Ltd., Class A	12,900	323,028
	Fujian Sunner Development Co., Ltd., Class A	215,363	622,678
*	Futu Holdings, Ltd., ADR	414	42,418
	Fuyao Glass Industry Group Co., Ltd., Class H	717,600	4,568,615
	Ganfeng Lithium Co., Ltd., Class H	60,400	1,300,020
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	779,841
*	GCL System Integration Technology Co., Ltd., Class A	329,100	217,256
*	GCL-Poly Energy Holdings, Ltd.	20,189,000	3,857,944
	GD Power Development Co., Ltd., Class A	229,600	81,544
#*	GDS Holdings, Ltd., ADR	45,771	2,698,658
*	GDS Holdings, Ltd., Class A	121,000	897,159
	Geely Automobile Holdings, Ltd.	8,400,000	28,176,856
	GEM Co., Ltd., Class A	143,076	265,653
	Gemdale Corp., Class A	273,600	355,369
*	Genscript Biotech Corp.	412,000	1,811,046
	GF Securities Co., Ltd., Class H	1,733,400	2,462,913
	Giant Network Group Co., Ltd., Class A	153,702	259,400
	Gigadevice Semiconductor Beijing, Inc., Class A	31,374	1,120,995
	Ginlong Technologies Co., Ltd., Class A	16,150	773,097
	GoerTek, Inc., Class A	198,500	1,175,837
*	Gotion High-tech Co., Ltd., Class A	68,900	585,058
	Grandblue Environment Co., Ltd., Class A	4,600	15,487
	Great Wall Motor Co., Ltd., Class H	3,021,000	14,596,136
	Gree Electric Appliances, Inc., Class A	148,633	1,093,905
	Greenland Holdings Corp., Ltd., Class A	547,575	366,828
	GRG Banking Equipment Co., Ltd., Class A	218,700	353,997
	Guangdong Haid Group Co., Ltd., Class A	71,100	692,570
	Guangdong Hongda Blasting Co., Ltd., Class A	71,300	346,099
	Guangdong Investment, Ltd.	2,818,000	3,943,175
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	103,500	335,057
*	Guanghui Energy Co., Ltd., Class A	764,600	476,868
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	26,205
	Guangzhou Automobile Group Co., Ltd., Class H	2,221,162	1,925,252
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	513,712
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	341,127
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	503,339
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	641,825
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	28,820	452,266
	Guangzhou Wondfo Biotech Co., Ltd., Class A	46,107	385,969
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	273,561
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	115,074
	Guosen Securities Co., Ltd., Class A	186,700	306,249
*	Guosheng Financial Holding, Inc., Class A	138,300	199,736
	Guotai Junan Securities Co., Ltd., Class H	474,400	596,477
	Guoyuan Securities Co., Ltd., Class A	440,340	490,606
	Haier Smart Home Co., Ltd., Class A	258,200	999,672
	Haier Smart Home Co., Ltd., Class H	4,056,000	13,910,756
	Haisco Pharmaceutical Group Co., Ltd., Class A	38,400	119,796
	Haitong Securities Co., Ltd., Class H	3,172,800	2,614,840
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	79,708	360,371
	Hangzhou First Applied Material Co., Ltd., Class A	72,465	1,507,388
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	714,838
	Hangzhou Robam Appliances Co., Ltd., Class A	111,100	669,996
	Hangzhou Silan Microelectronics Co., Ltd., Class A	18,600	201,466
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	296,371

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Tigermed Consulting Co., Ltd., Class H	27,700	$537,947
	Han's Laser Technology Industry Group Co., Ltd., Class A	122,217	699,046
	Haohua Chemical Science & Technology Co., Ltd., Class A	5,700	26,550
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	218,187
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	497,013
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	403,143
	Henan Shenhuo Coal & Power Co., Ltd., Class A	136,400	247,761
	Henan Shuanghui Investment & Development Co., Ltd., Class A	275,829	1,098,787
	Hengan International Group Co., Ltd.	1,801,500	10,685,885
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	383,534
	Hengli Petrochemical Co., Ltd.,, Class A	430,900	1,953,230
	Hengyi Petrochemical Co., Ltd., Class A	334,988	631,296
	Hesteel Co., Ltd., Class A	990,453	414,161
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	458,822
	Hongfa Technology Co., Ltd., Class A	71,093	724,719
	Hongta Securities Co., Ltd., Class A	60,400	124,986
	Hopson Development Holdings, Ltd.	84,200	279,046
*	Hua Hong Semiconductor, Ltd.	150,000	950,559
	Huaan Securities Co., Ltd., Class A	284,610	224,082
	Huadong Medicine Co., Ltd., Class A	126,400	697,904
	Huafon Chemical Co., Ltd., Class A	294,783	563,159
	Huagong Tech Co., Ltd., Class A	50,100	217,940
	Huaibei Mining Holdings Co., Ltd., Class A	129,400	232,600
	Hualan Biological Engineering, Inc., Class A	104,900	598,961
#	Huaneng Power International, Inc., Sponsored ADR	33,132	447,613
	Huaneng Power International, Inc., Class H	2,986,000	1,014,349
	Huatai Securities Co., Ltd., Class H	1,274,400	1,688,609
	Huaxi Securities Co., Ltd., Class A	159,100	217,335
	Huaxia Bank Co., Ltd., Class A	583,056	495,072
	Huaxin Cement Co., Ltd., Class A	206,300	474,019
	Huayu Automotive Systems Co., Ltd., Class A	235,900	706,720
*	Huazhu Group, Ltd., ADR	116,212	5,227,216
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	55,000	208,557
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	175,301
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	1,472,682
	Hundsun Technologies, Inc., Class A	41,692	360,556
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	559,134
	Iflytek Co., Ltd., Class A	70,100	637,575
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	29,785,463
	Industrial Bank Co., Ltd., Class A	643,039	1,762,666
	Industrial Securities Co., Ltd., Class A	501,960	692,334
	Infore Environment Technology Group Co., Ltd., Class A	247,423	238,053
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	1,321,216
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	103,600	378,387
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	610,277
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	346,800	1,796,890
*	Innovent Biologics, Inc.	539,500	5,524,079
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	276,051
*	iQIYI, Inc., ADR	155,531	1,735,726
	Jafron Biomedical Co., Ltd., Class A	35,367	368,223
	Jason Furniture Hangzhou Co., Ltd., Class A	19,300	193,876
	JCET Group Co., Ltd., Class A	168,900	1,029,432
*	JD.com, Inc., ADR	248,488	17,612,829
*	JD.com, Inc., Class A	121,000	4,218,517
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	584,485
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,089,807
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	70,098	1,065,716
	Jiangsu Hengrui Medicine Co., Ltd., Class A	230,755	1,949,818

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	48,879	$122,249
*	Jiangsu Hoperun Software Co., Ltd., Class A	29,960	178,743
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	74,812	477,622
	Jiangsu Shagang Co., Ltd., Class A	237,700	261,974
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	59,900	1,516,717
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	776,989
	Jiangsu Yoke Technology Co., Ltd., Class A	13,400	221,461
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	726,318
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	277,963
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	442,014
	Jiangxi Copper Co., Ltd., Class H	1,199,000	2,517,316
	Jiangxi Zhengbang Technology Co., Ltd., Class A	493,546	727,950
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	278,077
	Jinke Properties Group Co., Ltd., Class A	296,700	198,003
	JiuGui Liquor Co., Ltd., Class A	11,500	341,999
	JL Mag Rare-Earth Co., Ltd., Class A	30,700	193,984
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	440,569
	Joinn Laboratories China Co., Ltd., Class A	5,600	165,130
	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	497,645
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	85,500	485,324
	Joyoung Co., Ltd., Class A	107,900	420,162
	JOYY, Inc., ADR	9,413	503,125
	Juewei Food Co., Ltd., Class A	43,844	464,546
	Juneyao Airlines Co., Ltd., Class A	141,100	258,248
*	Kingdee International Software Group Co., Ltd.	1,235,000	3,857,133
	Kingsoft Corp., Ltd.	981,000	4,590,326
*	Kuang-Chi Technologies Co., Ltd., Class A	102,600	335,005
	Kunlun Energy Co., Ltd.	9,690,000	8,377,474
	Kunlun Tech Co., Ltd., Class A	108,000	283,963
	Kweichow Moutai Co., Ltd., Class A	65,693	17,110,361
	KWG Living Group Holdings, Ltd.	518,250	495,705
	Lao Feng Xiang Co., Ltd., Class A	43,843	323,781
	Laobaixing Pharmacy Chain JSC, Class A	56,521	383,579
	LB Group Co., Ltd., Class A	178,000	825,833
	Lenovo Group, Ltd.	18,933,278	17,654,942
	Lens Technology Co., Ltd., Class A	207,500	818,301
	Lepu Medical Technology Beijing Co., Ltd., Class A	180,977	724,094
	Leyard Optoelectronic Co., Ltd., Class A	143,000	211,104
	Li Ning Co., Ltd.	1,744,500	18,424,210
	Lianhe Chemical Technology Co., Ltd., Class A	5,200	21,255
	Liaoning Cheng Da Co., Ltd., Class A	143,200	433,944
	Lingyi iTech Guangdong Co., Class A	603,118	646,422
	Logan Group Co., Ltd.	3,853,000	4,105,710
	Longfor Group Holdings, Ltd.	3,097,000	14,395,488
	LONGi Green Energy Technology Co., Ltd., Class A	328,720	4,394,002
	Luenmei Quantum Co., Ltd., Class A	252,660	333,846
	Luxi Chemical Group Co., Ltd., Class A	293,600	913,488
	Luxshare Precision Industry Co., Ltd., Class A	403,724	2,320,244
	Luzhou Laojiao Co., Ltd., Class A	76,529	2,035,977
	Maccura Biotechnology Co., Ltd., Class A	77,000	430,205
	Mango Excellent Media Co., Ltd., Class A	90,492	773,519
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	273,196
*	Meituan, Class B	1,192,700	33,003,694
	Metallurgical Corp. of China, Ltd., Class H	4,159,000	1,269,828
	Microport Scientific Corp.	390,000	2,949,966
	Midea Group Co., Ltd., Class A	479,784	4,732,705
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	678,007
	MLS Co., Ltd., Class A	166,400	418,348
	Montage Technology Co., Ltd., Class A	22,233	232,700

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Muyuan Foods Co., Ltd., Class A	370,587	$2,429,711
	NanJi E-Commerce Co., Ltd., Class A	340,300	541,066
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	301,526
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	425,774
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	101,634	465,423
	Nanjing Securities Co., Ltd., Class A	242,200	386,679
	NARI Technology Co., Ltd., Class A	207,960	1,012,865
	NAURA Technology Group Co., Ltd., Class A	6,700	450,362
	NavInfo Co., Ltd., Class A	154,250	307,305
	NetEase, Inc., ADR	271,103	27,709,438
	New China Life Insurance Co., Ltd., Class H	1,538,900	4,210,740
*	New Hope Liuhe Co., Ltd., Class A	195,900	346,683
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,155,069
	Ninestar Corp., Class A	71,051	395,844
	Ningbo Joyson Electronic Corp., Class A	126,400	496,908
	Ningbo Tuopu Group Co., Ltd., Class A	71,348	374,679
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	257,838
*	NIO, Inc., ADR	313,882	14,024,248
	Northeast Securities Co., Ltd., Class A	159,220	192,363
*	Offcn Education Technology Co., Ltd., Class A	80,212	162,321
	Offshore Oil Engineering Co., Ltd., Class A	368,100	234,812
	OFILM Group Co., Ltd., Class A	214,300	244,908
	Oppein Home Group, Inc., Class A	35,395	789,806
	Opple Lighting Co., Ltd., Class A	26,337	101,131
	Orient Securities Co., Ltd., Class H	791,200	685,637
	Ovctek China, Inc., Class A	33,152	469,861
*	Pacific Securities Co., Ltd. (The), Class A	708,600	342,136
	Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	33,875	162,556
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	747,000	331,208
	People's Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,104,961
	Perfect World Co., Ltd., Class A	175,785	434,737
#	PetroChina Co., Ltd., ADR	101,403	4,242,701
	PetroChina Co., Ltd., Class H	10,762,000	4,495,737
	PharmaBlock Sciences Nanjing, Inc., Class A	5,990	137,457
	PICC Property & Casualty Co., Ltd., Class H	10,123,198	8,177,678
*	Pinduoduo, Inc., ADR	109,292	10,012,240
	Ping An Bank Co., Ltd., Class A	570,500	1,564,146
#*	Ping An Healthcare and Technology Co., Ltd.	279,100	2,611,401
	Ping An Insurance Group Co. of China, Ltd., Class H	5,400,000	47,254,536
*	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	696,721
	Postal Savings Bank of China Co., Ltd., Class H	6,120,000	3,953,118
	Power Construction Corp. of China, Ltd., Class A	939,511	709,763
	Proya Cosmetics Co., Ltd., Class A	19,800	495,117
	Qingdao Haier Biomedical Co., Ltd., Class A	3,428	55,456
	Qingdao Port International Co., Ltd., Class H	69,000	35,539
	Qingdao Rural Commercial Bank Corp., Class A	438,300	264,331
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	362,946
	Raytron Technology Co., Ltd., Class A	24,014	420,328
	Red Avenue New Materials Group Co., Ltd., Class A	13,800	160,936
*	Red Star Macalline Group Corp., Ltd., Class H	91,289	53,691
	RiseSun Real Estate Development Co., Ltd., Class A	412,534	291,076
	Rongsheng Petro Chemical Co., Ltd., Class A	485,494	1,403,490
	SAIC Motor Corp, Ltd., Class A	190,300	541,872
	Sailun Group Co., Ltd., Class A	406,500	576,547
	Sanan Optoelectronics Co., Ltd., Class A	86,000	568,763
	Sangfor Technologies, Inc., Class A	8,900	334,701
	Sany Heavy Industry Co., Ltd., Class A	579,334	2,235,739
	SDIC Power Holdings Co., Ltd., Class A	251,000	330,200
	Sealand Securities Co., Ltd., Class A	311,290	188,837

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Seazen Group, Ltd.	5,844,000	$4,350,128
	Seazen Holdings Co., Ltd. , Class A	219,900	1,080,821
	SF Holding Co., Ltd., Class A	197,461	1,812,809
	SG Micro Corp., Class A	6,300	364,574
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,382,240
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	440,554
#	Shandong Gold Mining Co., Ltd., Class H	1,142,750	2,019,481
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	435,879
	Shandong Hi-speed Co., Ltd., Class A	111,700	106,654
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	209,950	1,009,175
	Shandong Linglong Tyre Co., Ltd., Class A	130,200	755,953
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	722,948
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	311,076
	Shandong Sun Paper Industry JSC, Ltd., Class A	326,350	586,250
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,260,000	9,437,594
	Shanghai Bailian Group Co., Ltd., Class A	93,300	220,486
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	39,340	424,451
	Shanghai Baosight Software Co., Ltd., Class A	81,393	843,020
	Shanghai Belling Co., Ltd., Class A	50,400	274,340
	Shanghai Construction Group Co., Ltd., Class A	467,776	193,479
	Shanghai Electric Group Co., Ltd., Class H	3,012,000	745,033
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	284,500	2,607,351
	Shanghai International Airport Co., Ltd., Class A	56,200	336,214
	Shanghai International Port Group Co., Ltd., Class A	334,000	255,333
	Shanghai Jahwa United Co., Ltd., Class A	53,100	400,224
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	373,193
*	Shanghai Junshi Biosciences Co., Ltd., Class H	77,200	520,659
	Shanghai Lingang Holdings Corp., Ltd., Class A	146,400	342,111
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	168,220	302,495
	Shanghai M&G Stationery, Inc., Class A	51,069	559,584
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,263,500	2,696,561
	Shanghai Pudong Development Bank Co., Ltd., Class A	867,371	1,214,635
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	13,761	273,383
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	433,523
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	178,559	270,154
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	144,500	382,223
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	558,030	766,653
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	313,130	608,039
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	705,072
	Shanxi Securities Co., Ltd., Class A	142,560	139,159
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	852,528
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	63,207	2,810,384
	Shenergy Co., Ltd., Class A	43,000	38,204
	Shenghe Resources Holding Co., Ltd., Class A	145,600	558,050
	Shengyi Technology Co., Ltd., Class A	157,700	672,980
	Shennan Circuits Co., Ltd., Class A	25,382	478,856
	Shenwan Hongyuan Group Co., Ltd., Class H	1,613,600	407,321
	Shenzhen Capchem Technology Co., Ltd., Class A	14,900	263,844
*	Shenzhen Chengxin Lithium Group Co., Ltd., Class A	27,829	209,626
	Shenzhen Energy Group Co., Ltd., Class A	125,500	166,936
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	53,300	146,952
	Shenzhen Gas Corp., Ltd., Class A	150,500	168,476
	Shenzhen Goodix Technology Co., Ltd., Class A	40,300	746,271
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	227,832
	Shenzhen Inovance Technology Co., Ltd., Class A	80,500	973,773
	Shenzhen Kaifa Technology Co., Ltd., Class A	157,000	449,299
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	369,822
	Shenzhen Kedali Industry Co., Ltd., Class A	11,900	216,698
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	287,941

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	52,373	$3,177,448
*	Shenzhen MTC Co., Ltd., Class A	533,300	516,762
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	768,630
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	299,560
	Shenzhen SC New Energy Technology Corp., Class A	25,266	639,004
	Shenzhen Senior Technology Material Co., Ltd., Class A	25,400	167,617
	Shenzhen Sunlord Electronics Co., Ltd., Class A	80,400	504,862
	Shenzhen Sunway Communication Co., Ltd., Class A	134,500	540,294
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	446,850
	Shenzhou International Group Holdings, Ltd.	597,100	13,251,604
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	162,563	473,936
	Shimao Group Holdings, Ltd.	3,062,871	6,045,782
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	253,587
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	367,853
	Sichuan Swellfun Co., Ltd., Class A	23,700	375,293
	Sichuan Teway Food Group Co., Ltd., Class A	30,000	115,390
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	374,643
	Sieyuan Electric Co., Ltd., Class A	58,600	259,405
	Sino Biopharmaceutical, Ltd.	17,847,500	15,161,387
	Sinocare, Inc., Class A	20	93
	Sinolink Securities Co., Ltd., Class A	232,100	386,006
	Sinoma Science & Technology Co., Ltd., Class A	243,094	966,607
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	313,547
	Sinopharm Group Co., Ltd., Class H	2,426,400	6,362,541
	Sinotruk Hong Kong, Ltd.	1,510,500	2,589,348
	Skshu Paint Co., Ltd., Class A	15,148	359,506
	Songcheng Performance Development Co., Ltd., Class A	146,500	287,934
	SooChow Securities Co., Ltd., Class A	384,200	467,200
	Southwest Securities Co., Ltd., Class A	670,436	471,853
*	Spring Airlines Co., Ltd., Class A	48,500	356,658
*	Sunac China Holdings, Ltd.	5,903,000	15,316,820
*	Sunac Services Holdings, Ltd.	185,102	502,118
	Sungrow Power Supply Co., Ltd., Class A	53,300	1,391,564
*	Suning Universal Co., Ltd., Class A	349,700	313,092
*	Suning.com Co., Ltd., Class A	664,724	608,168
	Sunny Optical Technology Group Co., Ltd.	550,300	16,707,945
	Sunwoda Electronic Co., Ltd., Class A	154,000	807,957
	Suofeiya Home Collection Co., Ltd., Class A	51,100	151,230
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	226,300	741,869
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	346,123
	Suzhou Maxwell Technologies Co., Ltd., Class A	8,460	857,399
	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	34,700	300,684
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	360,289
	TBEA Co., Ltd., Class A	276,500	649,864
	TCL Technology Group Corp., Class A	971,480	1,114,301
	Tencent Holdings, Ltd.	3,951,600	238,313,675
*	Tencent Music Entertainment Group, ADR	268,892	2,842,188
	Thunder Software Technology Co., Ltd., Class A	13,300	301,470
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	355,595
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	70,800	550,280
	Tianma Microelectronics Co., Ltd., Class A	161,455	350,748
	Tianshui Huatian Technology Co., Ltd., Class A	305,000	673,027
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,295,849
	Toly Bread Co., Ltd., Class A	102,220	439,019
	TongFu Microelectronics Co., Ltd., Class A	138,900	501,613
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	367,619
	Tongkun Group Co., Ltd., Class A	147,509	593,396
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	621,980
	Tongwei Co., Ltd., Class A	209,300	1,405,353

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	13,300	$652,213
	Topsec Technologies Group, Inc., Class A	104,600	296,213
	Topsports International Holdings, Ltd.	136,000	189,794
	Transfar Zhilian Co., Ltd., Class A	287,626	316,502
	TravelSky Technology, Ltd., Class H	183,000	310,877
*	Trip.com Group, Ltd., ADR	442,202	11,466,298
	Tsingtao Brewery Co., Ltd., Class H	844,000	6,670,761
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	960,700
	Unisplendour Corp., Ltd., Class A	128,060	523,560
	United Energy Group, Ltd.	208,000	28,359
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	136,400	290,445
*	Vipshop Holdings, Ltd., ADR	640,602	10,653,211
	Walvax Biotechnology Co., Ltd., Class A	55,500	740,606
*	Wanda Film Holding Co., Ltd., Class A	109,300	219,489
	Wangfujing Group Co., Ltd., Class A	72,700	291,126
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,593,681
	Want Want China Holdings, Ltd.	12,049,000	8,133,151
#*	Weibo Corp., Sponsored ADR	113,478	6,400,159
	Weichai Power Co., Ltd., Class H	3,618,800	7,931,624
	Weifu High-Technology Group Co., Ltd., Class A	75,738	237,361
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	329,815
	Wens Foodstuffs Group Co., Ltd., Class A	467,180	911,205
	Western Securities Co., Ltd., Class A	216,300	246,944
	Western Superconducting Technologies Co., Ltd., Class A	20,048	240,881
	Wharf Holdings, Ltd. (The)	251,000	851,681
	Will Semiconductor Co., Ltd., Class A	40,312	1,893,261
	Wingtech Technology Co., Ltd., Class A	30,100	511,043
	Winning Health Technology Group Co., Ltd., Class A	183,700	410,354
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	559,033
	Wuhan Guide Infrared Co., Ltd., Class A	107,744	458,161
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	16,100	264,265
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	777,530
	Wuhu Token Science Co., Ltd., Class A	295,000	410,596
	Wuliangye Yibin Co., Ltd., Class A	206,506	7,086,581
	WUS Printed Circuit Kunshan Co., Ltd., Class A	287,430	589,523
	WuXi AppTec Co., Ltd., Class H	139,960	3,102,254
*	Wuxi Biologics Cayman, Inc.	938,000	14,327,246
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	17,680	208,764
	XCMG Construction Machinery Co., Ltd., Class A	363,803	328,646
	Xiamen C & D, Inc., Class A	99,400	108,925
	Xiamen Faratronic Co., Ltd., Class A	21,400	594,566
	Xiamen Intretech, Inc., Class A	74,460	440,489
	Xiamen Kingdomway Group Co., Class A	76,838	409,438
	Xiamen Tungsten Co., Ltd., Class A	178,680	830,796
	Xianhe Co., Ltd., Class A	31,900	196,297
	Xinfengming Group Co., Ltd., Class A	126,443	376,477
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	780,759	1,467,078
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	186,700	333,060
	Xinyi Solar Holdings, Ltd.	5,095,103	10,262,914
	Yango Group Co., Ltd., Class A	144,029	97,583
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	34,900	316,052
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	136,173
	Yantai Eddie Precision Machinery Co., Ltd., Class A	63,261	352,490
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	67,383	395,179
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	7,314,137
	Yealink Network Technology Corp., Ltd., Class A	41,840	598,750
	Yifan Pharmaceutical Co., Ltd., Class A	39,500	83,534
	Yifeng Pharmacy Chain Co., Ltd., Class A	54,734	414,177

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Yihai International Holding, Ltd.	729,000	$4,397,402
	Yintai Gold Co., Ltd., Class A	343,617	486,331
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	197,376
	Yonghui Superstores Co., Ltd., Class A	464,800	290,987
	Yonyou Network Technology Co., Ltd., Class A	83,500	464,224
	Youngor Group Co., Ltd., Class A	434,304	428,625
	YTO Express Group Co., Ltd., Class A	224,200	313,827
	Yum China Holdings, Inc.	543,135	33,777,566
	Yunda Holding Co., Ltd., Class A	306,390	620,070
*	Yunnan Aluminium Co., Ltd., Class A	411,100	909,506
	Yunnan Baiyao Group Co., Ltd., Class A	25,800	396,329
	Yunnan Copper Co., Ltd., Class A	223,400	471,049
	Yunnan Energy New Material Co., Ltd., Class A	23,485	906,246
*	Yunnan Tin Co., Ltd., Class A	179,800	489,174
	Yutong Bus Co., Ltd., Class A	219,309	386,244
*	Zai Lab, Ltd.	6,600	926,679
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,425,153
	Zhefu Holding Group Co., Ltd., Class A	587,623	511,130
*	Zhejiang Century Huatong Group Co., Ltd., Class A	458,400	396,929
	Zhejiang China Commodities City Group Co., Ltd., Class A	553,679	378,716
	Zhejiang Chint Electrics Co., Ltd., Class A	203,784	1,338,206
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	976,035
	Zhejiang Dingli Machinery Co., Ltd., Class A	52,170	454,484
	Zhejiang Hailiang Co., Ltd., Class A	14,200	25,035
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	341,698
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	520,602
	Zhejiang Huayou Cobalt Co., Ltd., Class A	22,786	464,695
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	725,058
	Zhejiang Juhua Co., Ltd., Class A	252,100	461,111
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	602,596
	Zhejiang NHU Co., Ltd., Class A	305,040	1,225,835
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	212,990	707,308
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	155,120	876,135
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	310,176
	Zhejiang Supor Co., Ltd., Class A	47,103	378,203
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	662,947
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	685,036
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	35,300	328,630
*	Zheshang Securities Co., Ltd., Class A	270,063	464,944
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	442,100	2,400,378
	Zhongji Innolight Co., Ltd., Class A	55,527	367,603
	Zhongjin Gold Corp., Ltd., Class A	370,400	471,392
	Zhongsheng Group Holdings, Ltd.	1,153,000	10,626,322
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	245,267
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	398,878
	Zhuzhou Kibing Group Co., Ltd., Class A	352,001	1,136,478
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	133,700	247,387
	Zijin Mining Group Co., Ltd., Class H	7,293,000	10,342,872
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,303,000	1,983,495
	ZTE Corp., Class H	1,033,085	3,690,984
	ZTO Express Cayman, Inc., ADR	493,191	13,345,748
TOTAL CHINA			1,958,884,952
COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	851,582
	Bancolombia SA, Sponsored ADR	58,709	1,670,271
	Bancolombia SA	119,772	836,983
*	Corp. Financiera Colombiana SA	2,492	18,815
	Ecopetrol SA, Sponsored ADR	3,573	48,271

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Ecopetrol SA	2,348,250	$1,594,364
	Grupo Argos SA	383,393	997,534
	Grupo Aval Acciones y Valores SA, ADR	42,012	219,303
	Grupo de Inversiones Suramericana SA	276,061	1,231,525
	Grupo Energia Bogota SA ESP	561,229	366,000
	Grupo Nutresa SA	173,509	926,157
	Interconexion Electrica SA ESP	304,471	1,713,140
TOTAL COLOMBIA			10,473,945
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	157,726	4,375,349
*	Komercni banka A.S.	47,553	1,765,201
*	Moneta Money Bank A.S.	125,426	509,403
	O2 Czech Republic A.S.	68,074	830,990
TOTAL CZECH REPUBLIC			7,480,943
EGYPT — (0.1%)
*	Commercial International Bank Egypt S.A.E., GDR	1,043,040	3,789,707
*	Commercial International Bank Egypt S.A.E., GDR	770	2,795
TOTAL EGYPT			3,792,502
GREECE — (0.2%)
*	Alpha Services and Holdings SA	1,006,149	1,299,307
*	Eurobank Ergasias Services and Holdings SA, Class A	1,750,117	1,649,525
*	FF Group	12,618	13,471
*	GEK Terna Holding Real Estate Construction SA	2,884	32,563
	Hellenic Petroleum SA	33,695	230,565
	Hellenic Telecommunications Organization SA	192,492	3,512,654
	JUMBO SA	55,660	884,267
*	LAMDA Development SA	7,667	76,627
*	Motor Oil Hellas Corinth Refineries SA	50,235	807,366
	Mytilineos SA	69,520	1,289,503
*	National Bank of Greece SA	392,915	1,112,590
	OPAP SA	267,694	3,866,791
*	Public Power Corp. SA	4,505	48,361
	Terna Energy SA	49,394	663,787
TOTAL GREECE			15,487,377
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,087,055	8,660,368
*	OTP Bank Nyrt	191,909	10,348,864
	Richter Gedeon Nyrt	77,095	2,115,154
TOTAL HUNGARY			21,124,386
INDIA — (11.8%)
*	3M India, Ltd.	660	218,337
	Aarti Industries, Ltd.	103,047	1,301,362
	ABB India, Ltd.	13,696	312,268
	ABB Power Products & System India, Ltd.	8,507	221,479
	ACC, Ltd.	91,975	2,965,536
	Adani Enterprises, Ltd.	188,431	3,614,062
*	Adani Green Energy, Ltd.	235,259	2,770,102
	Adani Ports & Special Economic Zone, Ltd.	899,022	8,175,450
*	Adani Power, Ltd.	1,288,677	1,664,810
	Adani Total Gas, Ltd.	63,181	769,791
*	Adani Transmission, Ltd.	344,261	4,113,559

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	391,081	$611,008
	Alkem Laboratories, Ltd.	9,837	458,006
	Ambuja Cements, Ltd.	746,781	4,142,815
	Apollo Hospitals Enterprise, Ltd.	102,603	5,565,704
*	Ashok Leyland, Ltd.	1,507,335	2,691,539
	Asian Paints, Ltd.	247,184	9,826,564
	Astral, Ltd.	24,630	687,030
	Atul, Ltd.	307	37,264
*	AU Small Finance Bank, Ltd.	71,979	1,174,479
	Aurobindo Pharma, Ltd.	674,208	8,328,508
*	Avenue Supermarts, Ltd.	44,230	2,083,187
*	Axis Bank, Ltd.	980,033	9,364,606
	Bajaj Auto, Ltd.	59,958	3,100,998
	Bajaj Finance, Ltd.	126,843	10,655,339
	Bajaj Finserv, Ltd.	22,909	4,397,242
	Bajaj Holdings & Investment, Ltd.	61,208	3,306,848
	Balkrishna Industries, Ltd.	140,951	4,517,754
*	Bank of Baroda	1,032,703	1,118,768
*	Bank of India	62,779	63,383
	Berger Paints India, Ltd.	230,056	2,614,730
	Bharat Electronics, Ltd.	1,642,154	4,076,404
	Bharat Forge, Ltd.	69,706	726,018
	Bharat Petroleum Corp., Ltd.	443,021	2,659,570
	Bharti Airtel, Ltd.	1,298,564	9,876,806
*	Biocon, Ltd.	359,735	1,871,082
	Bosch, Ltd.	4,182	840,911
	Britannia Industries, Ltd.	48,194	2,221,689
	Cadila Healthcare, Ltd.	307,147	2,423,546
	Cholamandalam Investment and Finance Co., Ltd.	687,891	4,398,317
*	Cipla, Ltd.	491,113	6,080,618
	Coal India, Ltd.	765,174	1,483,236
	Coforge, Ltd.	2,072	141,763
	Colgate-Palmolive India, Ltd.	109,696	2,512,704
	Container Corp. Of India, Ltd.	179,866	1,560,307
	Crompton Greaves Consumer Electricals, Ltd.	40,067	261,204
	Dabur India, Ltd.	350,280	2,835,374
*	Dalmia Bharat, Ltd.	15,615	449,806
*	Divi's Laboratories, Ltd.	61,792	4,066,061
	DLF, Ltd.	488,233	2,219,619
	Dr Reddy's Laboratories, Ltd., ADR	93,324	5,837,416
	Edelweiss Financial Services, Ltd.	37,563	46,483
*	Eicher Motors, Ltd.	171,177	5,832,820
	GAIL India, Ltd.	1,409,041	2,653,792
	GAIL India, Ltd., GDR	102,369	1,147,025
*	General Insurance Corp. of India	93,758	227,747
	Gillette India, Ltd.	622	50,145
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,553	705,037
*	Godrej Consumer Products, Ltd.	373,519	4,984,449
*	Godrej Properties, Ltd.	54,428	1,178,670
	Grasim Industries, Ltd.	307,627	6,446,840
	Gujarat Gas, Ltd.	123,537	1,193,754
	Havells India, Ltd.	282,245	4,454,549
	HCL Technologies, Ltd.	993,527	13,664,620
	HDFC Asset Management Co., Ltd.	33,830	1,300,513
	HDFC Bank, Ltd.	2,163,503	41,592,527
	HDFC Life Insurance Co., Ltd.	162,456	1,452,565
*	Hemisphere Properties India, Ltd.	109,030	209,292
	Hero MotoCorp, Ltd.	131,435	4,901,944
	Hindalco Industries, Ltd.	2,042,830	12,321,880

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Aeronautics, Ltd.	37,951	$569,869
	Hindustan Petroleum Corp., Ltd.	689,862	2,427,696
	Hindustan Unilever, Ltd.	531,688	16,748,753
	Honeywell Automation India, Ltd.	1,196	686,971
	Housing Development Finance Corp., Ltd.	698,168	22,996,607
	ICICI Bank, Ltd., Sponsored ADR	509,342	9,468,659
	ICICI Bank, Ltd.	1,350,422	12,417,136
	ICICI Lombard General Insurance Co., Ltd.	97,101	1,929,689
	ICICI Prudential Life Insurance Co., Ltd.	209,896	1,784,461
*	IDFC First Bank, Ltd.	2,392,328	1,674,303
	IIFL Securities, Ltd.	120,008	181,832
	IIFL Wealth Management, Ltd.	12,330	230,076
	Indian Oil Corp., Ltd.	1,007,045	1,400,440
*	Indian Overseas Bank	1,194,939	395,300
	Indian Railway Catering & Tourism Corp., Ltd.	76,290	2,397,697
	Indraprastha Gas, Ltd.	285,841	2,152,654
	Indus Towers, Ltd.	781,444	2,346,284
*	IndusInd Bank, Ltd.	173,449	2,295,240
	Info Edge India, Ltd.	30,100	2,109,221
	Infosys, Ltd., Sponsored ADR	859,642	19,015,281
	Infosys, Ltd.	1,828,393	39,878,736
*	InterGlobe Aviation, Ltd.	20,423	452,895
	Ipca Laboratories, Ltd.	1,993	55,938
	ITC, Ltd.	2,222,643	6,131,448
	JSW Energy, Ltd.	138,349	470,785
	JSW Steel, Ltd.	1,561,049	15,496,997
*	Jubilant Foodworks, Ltd.	119,239	6,060,382
	Kansai Nerolac Paints, Ltd.	142,647	1,203,250
*	Kotak Mahindra Bank, Ltd.	429,286	9,581,949
	L&T Technology Services, Ltd.	15,322	767,162
	Larsen & Toubro Infotech, Ltd.	53,758	3,398,631
	Larsen & Toubro, Ltd.	397,697	8,584,283
	Laurus Labs, Ltd.	47,815	416,474
	Lupin, Ltd.	303,782	4,537,136
	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,678,490
	Mahindra & Mahindra, Ltd.	796,820	7,993,676
	Marico, Ltd.	599,333	4,411,741
	Maruti Suzuki India, Ltd.	41,576	3,915,473
*	Max Financial Services, Ltd.	81,343	1,226,435
*	Max Healthcare Institute, Ltd.	38,474	154,594
	Mindtree, Ltd.	14,939	575,040
*	Motherson Sumi Systems, Ltd.	1,362,007	4,299,004
	Mphasis, Ltd.	146,876	5,157,284
	MRF, Ltd.	2,282	2,460,166
	Muthoot Finance, Ltd.	250,082	5,229,918
	Nestle India, Ltd.	20,232	4,826,544
	NMDC, Ltd.	766,642	1,872,882
	NTPC, Ltd.	1,326,136	2,123,384
	Oil & Natural Gas Corp., Ltd.	877,425	1,365,023
	Oracle Financial Services Software, Ltd.	30,804	1,786,808
	Page Industries, Ltd.	7,882	3,338,114
	Petronet LNG, Ltd.	1,656,399	4,887,987
	PI Industries, Ltd.	35,797	1,422,670
	Pidilite Industries, Ltd.	97,732	3,005,424
	Piramal Enterprises, Ltd.	110,791	3,466,807
	Power Finance Corp., Ltd.	1,776,112	3,107,674
	Power Grid Corp. of India, Ltd.	1,217,059	2,801,900
	Power Grid Corporation of India, Ltd.	405,686	932,236
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,892,761

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Punjab National Bank	1,870,219	$991,279
	Rajesh Exports, Ltd.	5,006	41,719
	REC, Ltd.	1,204,721	2,470,421
*	Relaxo Footwears, Ltd.	6,542	101,017
	Reliance Industries, Ltd.	1,582,634	43,419,511
	SBI Life Insurance Co., Ltd.	170,483	2,550,938
	Shree Cement, Ltd.	10,117	3,848,299
	Shriram Transport Finance Co., Ltd.	237,351	4,474,139
	Siemens, Ltd.	32,174	844,169
	SRF, Ltd.	27,117	3,160,296
	State Bank of India	805,561	4,687,567
	State Bank of India, GDR	3,115	180,982
	Steel Authority of India, Ltd.	1,398,626	2,675,708
	Sun Pharmaceutical Industries, Ltd.	692,233	7,204,127
	Sundaram Finance Holdings, Ltd.	40,687	44,084
	Sundaram Finance, Ltd.	3,609	125,497
	Supreme Industries, Ltd.	8,148	230,067
	Tata Communications, Ltd.	81,426	1,583,741
	Tata Consultancy Services, Ltd.	744,744	31,753,675
	Tata Consumer Products, Ltd.	521,576	5,297,536
*	Tata Motors, Ltd.	2,234,196	8,861,296
	Tata Power Co., Ltd. (The)	1,032,165	1,739,780
	Tata Steel, Ltd.	591,226	11,426,073
	Tech Mahindra, Ltd.	686,552	11,159,520
	Titan Co., Ltd.	230,712	5,345,342
	Torrent Pharmaceuticals, Ltd.	86,130	3,562,016
	Trent, Ltd.	23,678	295,524
	TVS Motor Co., Ltd.	90,415	708,212
	UltraTech Cement, Ltd.	60,127	6,173,796
	United Breweries, Ltd.	38,842	745,684
*	United Spirits, Ltd.	243,121	2,101,593
	UPL, Ltd.	1,301,255	14,114,341
	Varun Beverages, Ltd.	66,564	678,295
	Vedanta, Ltd.	98,613	400,671
	Voltas, Ltd.	102,827	1,467,051
	Whirlpool of India, Ltd.	27,842	822,710
	Wipro, Ltd.	1,745,940	13,774,593
TOTAL INDIA			735,037,170
INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	3,968,900	362,557
	Adaro Energy Tbk PT	20,136,900	1,859,718
	Aneka Tambang Tbk	12,848,600	2,239,023
	Astra International Tbk PT	12,440,210	4,061,895
	Bank Central Asia Tbk PT	5,656,500	11,677,035
	Bank Danamon Indonesia Tbk PT	2,577,379	384,888
*	Bank Ina Perdana PT	161,200	58,049
*	Bank Jago Tbk PT	1,353,400	1,679,590
	Bank Mandiri Persero Tbk PT	7,253,734	2,858,161
	Bank Negara Indonesia Persero Tbk PT	7,451,622	2,460,973
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,161,800	200,808
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	8,720,239
*	Bank Syariah Indonesia Tbk PT	576,100	104,824
	Barito Pacific Tbk PT	27,289,100	1,831,087
	Charoen Pokphand Indonesia Tbk PT	6,253,300	2,649,561
*	Elang Mahkota Teknologi Tbk PT	5,055,800	961,187
	Gudang Garam Tbk PT	1,058,400	2,402,950
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,160,600	2,425,730
	Indocement Tunggal Prakarsa Tbk PT	1,528,000	930,352

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	$1,493,001
	Indofood Sukses Makmur Tbk PT	9,450,900	3,972,655
*	Indosat Tbk PT	295,800	120,724
	Jasa Marga Persero Tbk PT	653,413	178,100
	Kalbe Farma Tbk PT	27,329,200	2,381,869
	Mayora Indah Tbk PT	8,480,625	1,289,182
*	Merdeka Copper Gold Tbk PT	6,349,000	1,299,193
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	782,174
*	Perusahaan Gas Negara Tbk PT	9,214,200	621,496
	Sarana Menara Nusantara Tbk PT	38,313,400	3,881,062
	Semen Indonesia Persero Tbk PT	3,792,200	2,020,882
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	286,850
*	Smartfren Telecom Tbk PT	99,673,700	1,033,218
	Sumber Alfaria Trijaya Tbk PT	5,502,200	513,430
*	Surya Citra Media Tbk PT	1,434,200	228,160
	Telkom Indonesia Persero Tbk PT	30,404,600	6,815,463
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	5,768	128,915
	Tower Bersama Infrastructure Tbk PT	7,228,700	1,605,596
	Transcoal Pacific Tbk PT	477,300	299,522
	Unilever Indonesia Tbk PT	6,371,200	1,860,936
	United Tractors Tbk PT	4,243,896	5,742,080
	Vale Indonesia Tbk PT	3,777,300	1,436,715
	XL Axiata Tbk PT	490,400	91,293
TOTAL INDONESIA			85,951,143
MALAYSIA — (1.4%)
	AMMB Holdings Bhd	1,936,759	1,307,915
	Astro Malaysia Holdings Bhd	334,000	83,099
	Axiata Group Bhd	2,553,932	2,258,087
	Batu Kawan Bhd	105,400	487,030
	BIMB Holdings Bhd	1,229,655	1,092,009
	Bursa Malaysia Bhd	46,400	83,620
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	617,846
#	CIMB Group Holdings Bhd	2,555,908	2,693,427
#	D&O Green Technologies Bhd	106,600	133,966
#	Dialog Group Bhd	2,614,118	1,703,356
#	DiGi.Com Bhd	2,462,220	2,422,825
#	Fraser & Neave Holdings Bhd	226,900	1,334,062
*	Gamuda Bhd	1,846,546	1,225,388
#	Genting Bhd	1,577,000	1,759,502
	Genting Malaysia Bhd	1,884,500	1,231,466
	Genting Plantations Bhd	266,300	416,416
*	Greatech Technology Bhd	29,700	45,185
#	HAP Seng Consolidated Bhd	880,200	1,606,457
#	Hartalega Holdings Bhd	1,326,500	2,213,356
#	Heineken Malaysia Bhd	123,100	654,125
#	Hong Leong Bank Bhd	259,166	1,105,686
#	Hong Leong Financial Group Bhd	485,283	1,980,980
	IHH Healthcare Bhd	491,400	656,899
	IJM Corp. Bhd	169,500	74,327
	Inari Amertron Bhd	1,981,700	1,565,022
	IOI Corp. Bhd	1,510,105	1,306,030
#	IOI Properties Group Bhd	1,414,929	379,205
#	Kossan Rubber Industries	1,322,300	1,084,251
#	Kuala Lumpur Kepong Bhd	283,546	1,244,402
	Lotte Chemical Titan Holding Bhd	37,100	23,033
	Malayan Banking Bhd	2,636,780	5,006,390
#*	Malaysia Airports Holdings Bhd	1,131,541	1,550,409
	Malaysian Pacific Industries Bhd	9,700	102,295

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Maxis Bhd	1,980,300	$1,999,652
	MISC Bhd	629,598	999,771
	My EG Services Bhd	271,700	106,908
	Nestle Malaysia Bhd	45,500	1,433,683
#	Petronas Chemicals Group Bhd	1,169,500	2,228,249
#	Petronas Dagangan Bhd	284,600	1,240,745
#	Petronas Gas Bhd	494,400	1,786,145
#	PPB Group Bhd	668,280	2,865,184
	Press Metal Aluminium Holdings Bhd	2,056,400	2,349,033
#	Public Bank Bhd	13,515,470	12,750,475
	QL Resources Bhd	1,469,385	1,967,757
	RHB Bank Bhd	2,185,355	2,647,142
	Scientex Bhd	19,200	19,026
	Sime Darby Bhd	6,056,261	3,085,625
#	Sime Darby Plantation Bhd	1,173,621	945,339
#	Sunway Bhd	1,939,582	782,143
#	Supermax Corp. Bhd	1,571,900	1,218,169
	Telekom Malaysia Bhd	713,264	1,004,011
	Tenaga Nasional Bhd	1,393,250	3,182,758
	TIME dotCom Bhd	127,100	433,675
#	Top Glove Corp. Bhd	3,681,900	3,467,791
	Unisem M Bhd	15,600	30,869
	United Plantations Bhd	52,700	169,684
#	UWC BHD	74,900	102,014
	Westports Holdings Bhd	1,190,000	1,145,086
	Yinson Holdings Bhd	207,900	235,564
*	YTL Corp. Bhd	9,035,212	1,338,669
TOTAL MALAYSIA			88,983,233
MEXICO — (2.1%)
#	Alfa S.A.B. de C.V., Class A	8,597,258	6,504,224
#	America Movil S.A.B. de C.V.	23,862,904	19,959,427
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,822,309
	Arca Continental S.A.B. de C.V.	368,914	2,251,522
	Becle S.A.B. de C.V.	199,974	498,070
*	Cemex S.A.B. de C.V.	11,583,198	9,426,578
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	703,448
#	Coca-Cola Femsa S.A.B. de C.V.	415,925	2,350,597
*	Controladora Nemak SAB de C.V.	3,805,410	611,733
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	89,602	424,463
#	Fomento Economico Mexicano S.A.B. de C.V.	626,408	5,459,996
#	Gruma S.A.B. de C.V., Class B	343,018	3,698,262
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	157,571	1,802,474
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,486,185
#	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	5,328,190
	Grupo Carso S.A.B. de C.V.	684,454	2,219,135
#	Grupo Elektra S.A.B. de C.V.	72,272	5,862,795
	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,743,259	11,277,709
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	2,288,840	2,204,185
#	Grupo Mexico S.A.B. de C.V., Class B	2,734,986	12,527,524
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
	Grupo Televisa S.A.B., Sponsored ADR	158,178	2,143,312
#	Grupo Televisa S.A.B.	3,517,671	9,530,072
*	Industrias Penoles S.A.B. de C.V.	216,120	3,029,724
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,094,592	3,396,593
	Orbia Advance Corp. S.A.B. de C.V.	2,642,685	7,202,043
*	Organizacion Soriana S.A.B. de C.V., Class B	685,244	654,392

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Wal-Mart de Mexico S.A.B. de C.V.	3,301,153	$10,875,459
TOTAL MEXICO			133,250,421
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	89,592
	Cementos Pacasmayo SAA, ADR	16,821	103,956
*	Cia de Minas Buenaventura SAA, ADR	97,880	808,489
*	Credicorp, Ltd.	42,684	4,309,377
TOTAL PERU			5,311,414
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,202,270	904,264
	Aboitiz Power Corp.	1,440,600	669,013
	AC Energy Corp.	2,331,900	374,517
	Alliance Global Group, Inc.	401,700	81,707
	Ayala Corp.	114,302	1,669,727
	Ayala Land, Inc.	4,035,318	2,643,583
	Bank of the Philippine Islands	1,398,632	2,255,424
	BDO Unibank, Inc.	1,553,962	3,172,889
	Emperador, Inc.	2,224,300	621,884
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	34,945	1,301,013
	GT Capital Holdings, Inc.	30,716	334,159
	International Container Terminal Services, Inc.	866,470	2,695,371
	JG Summit Holdings, Inc.	3,076,929	3,448,029
	Jollibee Foods Corp.	332,420	1,263,483
	LT Group, Inc.	2,961,100	579,283
	Manila Electric Co.	142,650	757,247
	Megaworld Corp.	1,375,000	76,368
	Metro Pacific Investments Corp.	5,221,700	365,612
	Metropolitan Bank & Trust Co.	2,206,018	1,897,629
#	PLDT, Inc., Sponsored ADR	66,259	1,622,020
	PLDT, Inc.	110,225	2,704,343
	Puregold Price Club, Inc.	416,100	335,770
	Robinsons Land Corp.	1,501,982	484,057
	San Miguel Corp.	1,376,670	2,864,874
	San Miguel Food and Beverage, Inc.	48,780	81,461
	SM Investments Corp.	112,003	2,042,005
	SM Prime Holdings, Inc.	6,805,310	4,286,008
	Universal Robina Corp.	719,440	1,824,423
TOTAL PHILIPPINES			41,356,163
POLAND — (0.8%)
*	AmRest Holdings SE	27,910	190,008
	Asseco Poland SA	13,849	288,241
*	Bank Handlowy w Warszawie SA	9,313	109,386
*	Bank Polska Kasa Opieki SA	157,544	3,847,754
	Budimex SA	1,611	122,115
*	CCC SA	1,733	54,697
#	CD Projekt SA	46,198	2,224,650
	Cyfrowy Polsat SA	272,683	2,418,858
*	Dino Polska SA	42,342	3,389,821
	Grupa Kety SA	673	121,335
	Grupa Lotos SA	98,791	1,361,494
*	ING Bank Slaski SA	26,515	1,313,980
	KGHM Polska Miedz SA	115,577	5,835,585
	LPP SA	1,488	5,352,147
*	mBank SA	19,949	1,660,228

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Orange Polska SA	883,632	$1,755,189
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,741,805
	Polski Koncern Naftowy Orlen SA	336,247	6,370,038
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,811,469
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	3,573,573
*	Powszechny Zaklad Ubezpieczen SA	282,261	2,752,576
*	Santander Bank Polska SA	18,263	1,215,653
TOTAL POLAND			48,510,602
QATAR — (0.5%)
	Commercial Bank PSQC (The)	585,234	885,284
	Industries Qatar QSC	464,511	1,704,471
	Masraf Al Rayan QSC	1,681,242	1,997,022
	Mesaieed Petrochemical Holding Co.	2,674,998	1,405,776
	Ooredoo QPSC	1,133,882	2,204,803
	Qatar Electricity & Water Co. QSC	348,565	1,583,159
	Qatar Fuel QSC	261,659	1,289,596
	Qatar Gas Transport Co., Ltd.	2,993,521	2,492,038
	Qatar International Islamic Bank QSC	87,883	222,284
	Qatar Islamic Bank SAQ	1,006,602	4,757,480
	Qatar National Bank QPSC	2,466,222	12,308,159
TOTAL QATAR			30,850,072
RUSSIA — (1.2%)
	Gazprom PJSC, Sponsored ADR	982,159	7,643,650
	Gazprom PJSC, Sponsored ADR	87,087	679,279
	Lukoil PJSC, Sponsored ADR	128,002	10,967,950
	Magnitogorsk Iron & Steel Works PJSC, GDR	177,006	2,177,354
*	Mail.Ru Group, Ltd., GDR	26,729	554,360
	MMC Norilsk Nickel PJSC, ADR	1,184	40,848
	MMC Norilsk Nickel PJSC, ADR	254,260	8,795,837
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,128,762
	Novatek PJSC, GDR	7,446	1,656,936
	Novolipetsk Steel PJSC, GDR	44,257	1,552,700
	Novolipetsk Steel PJSC, GDR	113	3,964
	PhosAgro PJSC, GDR	83,207	1,583,291
	PhosAgro PJSC, GDR	2,148	40,876
	Polyus PJSC, GDR	18,709	1,801,677
	Polyus PJSC, GDR	1,468	141,510
	Rosneft Oil Co. PJSC, GDR	1,571	11,559
	Rosneft Oil Co. PJSC, GDR	295,226	2,172,106
	Rostelecom PJSC, Sponsored ADR	9,232	72,240
	Rostelecom PJSC, Sponsored ADR	78,867	618,620
	RusHydro PJSC, ADR	6,421	6,935
	RusHydro PJSC, ADR	843,247	903,903
	Sberbank of Russia PJSC, Sponsored ADR	998,144	16,610,604
	Severstal PAO, GDR	67,765	1,667,706
	Severstal PAO, GDR	110	2,706
	Tatneft PJSC, Sponsored ADR	88,661	3,534,278
	Tatneft PJSC, Sponsored ADR	2,591	103,394
	VTB Bank PJSC, GDR	1,358,280	1,771,004
	VTB Bank PJSC, GDR	556,049	726,200
	X5 Retail Group NV, GDR	81,764	2,647,518
TOTAL RUSSIA			71,617,767
SAUDI ARABIA — (3.1%)
	Abdullah Al Othaim Markets Co.	53,471	1,682,536
	Advanced Petrochemical Co.	173,498	3,432,175

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Rajhi Bank	758,186	$22,431,116
	Alinma Bank	1,293,076	7,482,879
	Almarai Co. JSC	333,554	5,232,641
	Arab National Bank	393,766	2,360,180
	Arabian Centres Co., Ltd.	120,619	816,436
*	Bank AlBilad	445,056	4,353,939
*	Bank Al-Jazira	491,869	2,537,506
	Banque Saudi Fransi	451,623	4,459,907
	Bupa Arabia for Cooperative Insurance Co.	108,315	3,982,984
	Co. for Cooperative Insurance (The)	35,675	802,475
*	Dar Al Arkan Real Estate Development Co.	584,678	1,641,393
	Dr Sulaiman Al Habib Medical Services Group Co.	12,296	559,588
	Etihad Etisalat Co.	1,003,769	8,621,189
	Jarir Marketing Co.	80,981	4,343,820
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	4,044,731
	Mouwasat Medical Services Co.	66,392	3,193,698
*	National Industrialization Co.	358,846	2,068,334
	National Petrochemical Co.	148,306	1,832,811
*	Rabigh Refining & Petrochemical Co.	409,033	2,816,871
	Riyad Bank	784,048	5,487,294
	SABIC Agri-Nutrients Co.	114,012	3,896,909
	Sahara International Petrochemical Co.	667,219	5,961,539
*	Saudi Arabian Mining Co.	429,782	7,985,458
	Saudi Basic Industries Corp.	385,171	12,389,181
*	Saudi British Bank (The)	631,468	5,184,690
	Saudi Electricity Co.	346,134	2,389,629
	Saudi Industrial Investment Group	272,511	2,685,215
	Saudi Investment Bank (The)	192,101	884,001
*	Saudi Kayan Petrochemical Co.	1,426,496	7,360,881
	Saudi National Bank(The)	1,437,747	21,110,304
*	Saudi Research & Media Group	39,875	1,878,516
	Saudi Telecom Co.	439,273	15,681,171
	Savola Group (The)	440,012	5,038,757
	Southern Province Cement Co.	92,925	2,116,273
	Yanbu National Petrochemical Co.	227,248	4,139,252
TOTAL SAUDI ARABIA			192,886,279
SOUTH AFRICA — (4.2%)
*	Absa Group, Ltd.	937,958	8,726,126
	African Rainbow Minerals, Ltd.	13,268	270,046
	Anglo American Platinum, Ltd.	40,658	5,321,922
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	10,749,607
*	Aspen Pharmacare Holdings, Ltd.	661,161	8,145,315
*	Bid Corp., Ltd.	326,475	7,170,674
	Bidvest Group, Ltd. (The)	431,040	5,880,314
	Capitec Bank Holdings, Ltd.	44,624	4,953,386
	Clicks Group, Ltd.	373,659	6,764,384
#*	Discovery, Ltd.	653,990	5,243,055
	Exxaro Resources, Ltd.	434,468	5,379,081
	FirstRand, Ltd.	3,320,895	12,318,993
	Gold Fields, Ltd., Sponsored ADR	1,552,781	15,248,309
	Impala Platinum Holdings, Ltd.	959,394	17,294,453
#	Investec, Ltd.	235,992	880,477
	Kumba Iron Ore, Ltd.	49,876	2,646,136
	Mr. Price Group, Ltd.	333,862	4,965,126
*	MTN Group, Ltd.	3,062,183	21,994,833
	MultiChoice Group, Ltd.	612,933	5,075,860
	Naspers, Ltd., Class N	124,805	24,084,895
*	Nedbank Group, Ltd.	647,933	7,491,181

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	NEPI Rockcastle P.L.C.	331,326	$2,244,411
#	Ninety One, Ltd.	298,265	921,606
*	Northam Platinum, Ltd.	339,570	5,347,277
#	Old Mutual, Ltd.	7,858,201	6,931,086
*	Pepkor Holdings, Ltd.	216,432	309,407
	PSG Group, Ltd.	289,732	1,502,097
	Sanlam, Ltd.	2,010,037	7,944,583
#*	Sasol, Ltd., Sponsored ADR	742,393	11,091,351
	Shoprite Holdings, Ltd.	712,838	7,809,490
	Sibanye Stillwater, Ltd.	2,688,752	11,718,097
	Sibanye Stillwater, Ltd., ADR	214,816	3,729,206
	Standard Bank Group, Ltd.	966,841	8,148,623
	Tiger Brands, Ltd.	119,899	1,578,602
	Vodacom Group, Ltd.	526,158	4,687,196
*	Woolworths Holdings, Ltd.	1,514,334	5,778,699
TOTAL SOUTH AFRICA			260,345,904
SOUTH KOREA — (14.3%)
*	Alteogen, Inc.	14,587	1,016,605
#	Amorepacific Corp.	14,792	2,851,511
	AMOREPACIFIC Group	29,978	1,502,602
	BGF retail Co., Ltd.	12,966	1,822,963
	BNK Financial Group, Inc.	266,474	1,793,717
#	Bukwang Pharmaceutical Co., Ltd.	22,787	411,924
*	Celltrion Healthcare Co., Ltd.	25,206	2,358,925
*	Celltrion Pharm, Inc.	7,091	858,428
#*	Celltrion, Inc.	68,995	15,231,062
	Cheil Worldwide, Inc.	121,186	2,552,775
	Chunbo Co., Ltd.	1,393	273,913
	CJ CheilJedang Corp.	13,582	5,521,783
	CJ Corp.	30,178	2,572,911
	CJ ENM Co., Ltd.	18,787	2,668,194
*	CJ Logistics Corp.	11,638	1,781,041
	Com2uSCorp	2,949	291,918
	Coway Co., Ltd.	59,427	4,426,229
#	CS Wind Corp.	13,637	976,490
*	Daewoo Engineering & Construction Co., Ltd.	173,158	1,122,144
#*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	2,035,301
	DB HiTek Co., Ltd.	30,769	1,637,464
#	DB Insurance Co., Ltd.	133,456	6,630,750
*	DL E&C Co., Ltd.	28,811	3,672,789
	DL Holdings Co., Ltd.	22,980	1,579,104
	Dongkuk Steel Mill Co., Ltd.	11,358	209,650
	Dongsuh Cos., Inc.	17,305	456,698
*	Doosan Bobcat, Inc.	51,746	2,078,572
#*	Doosan Fuel Cell Co., Ltd.	24,993	1,068,269
*	Doosan Heavy Industries & Construction Co., Ltd.	636,878	12,045,644
*	Doosan Infracore Co., Ltd.	105,283	1,478,811
	Douzone Bizon Co., Ltd.	17,241	1,255,409
	Ecopro BM Co., Ltd.	4,449	1,121,533
	E-MART, Inc.	19,906	2,919,745
	Fila Holdings Corp.	59,278	2,694,280
*	GeneOne Life Science, Inc.	673	24,285
#*	Genexine, Inc.	7,365	536,580
	Green Cross Corp.	3,439	874,976
	GS Engineering & Construction Corp.	105,570	4,049,056
	GS Holdings Corp.	86,049	3,203,626
	GS Retail Co., Ltd.	78,136	2,399,751
	Hana Financial Group, Inc.	387,644	14,625,272

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanjin Kal Corp.	5,439	$307,411
	Hankook Tire & Technology Co., Ltd.	129,614	5,455,501
	Hanmi Pharm Co., Ltd.	3,504	975,674
	Hanmi Science Co., Ltd.	7,465	464,927
	Hanon Systems	175,699	2,389,008
	Hansol Chemical Co., Ltd.	5,899	1,373,559
	Hanssem Co., Ltd.	8,117	847,927
	Hanwha Aerospace Co., Ltd.	50,714	2,287,639
	Hanwha Corp.	53,553	1,391,424
	Hanwha Life Insurance Co., Ltd.	82,044	242,348
#*	Hanwha Solutions Corp.	158,975	5,409,974
*	Helixmith Co., Ltd.	7,286	178,766
#	Hite Jinro Co., Ltd.	39,912	1,196,364
#*	HLB, Inc.	63,504	1,993,737
#*	HMM Co., Ltd.	144,063	5,018,595
	Hotel Shilla Co., Ltd.	12,932	1,052,462
*	Hugel, Inc.	2,373	494,497
#*	Hyosung Advanced Materials Corp.	1,749	936,688
	Hyosung Corp.	6,393	681,926
	Hyosung TNC Corp.	1,721	1,334,884
	Hyundai Department Store Co., Ltd.	6,109	425,556
	Hyundai Elevator Co., Ltd.	26,047	1,224,460
	Hyundai Engineering & Construction Co., Ltd.	80,716	3,844,347
	Hyundai Glovis Co., Ltd.	28,655	4,856,465
	Hyundai Heavy Industries Holdings Co., Ltd.	45,475	2,712,185
	Hyundai Marine & Fire Insurance Co., Ltd.	191,358	4,317,312
*	Hyundai Mipo Dockyard Co., Ltd.	20,473	1,496,302
	Hyundai Mobis Co., Ltd.	59,731	13,877,598
	Hyundai Motor Co.	59,619	11,346,384
#*	Hyundai Rotem Co., Ltd.	38,849	841,115
	Hyundai Steel Co.	90,533	4,258,627
	Hyundai Wia Corp.	16,610	1,417,770
	Iljin Materials Co., Ltd.	12,480	874,039
	Industrial Bank of Korea	248,550	2,223,841
	Kakao Corp.	72,297	9,255,095
*	Kangwon Land, Inc.	84,527	1,900,824
	KB Financial Group, Inc.	351,335	15,604,839
*	KB Financial Group, Inc., ADR	31,200	1,381,848
	KCC Corp.	3,796	1,173,302
	KCC Glass Corp.	1,840	119,030
	Kia Corp.	159,738	11,665,763
#	KIWOOM Securities Co., Ltd.	32,926	3,382,512
#*	KMW Co., Ltd.	22,899	1,059,573
	Korea Aerospace Industries, Ltd.	46,749	1,319,269
	Korea Electric Power Corp., Sponsored ADR	76,175	820,405
	Korea Electric Power Corp.	92,178	1,997,927
*	Korea Gas Corp.	24,489	766,623
	Korea Investment Holdings Co., Ltd.	76,917	6,426,872
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	33,252	3,778,074
	Korea Zinc Co., Ltd.	11,816	5,625,406
*	Korean Air Lines Co., Ltd.	353,214	9,166,813
	KT Corp., Sponsored ADR	82,100	1,181,419
#	KT&G Corp.	115,083	8,238,769
#	Kumho Petrochemical Co., Ltd.	20,487	3,629,185
#	LEENO Industrial, Inc.	10,832	1,686,007
	LG Chem, Ltd.	24,583	18,056,300
	LG Corp.	66,651	5,462,488
#*	LG Display Co., Ltd., ADR	376,225	3,585,424
#*	LG Display Co., Ltd.	283,143	5,440,350

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Electronics, Inc.	199,804	$27,368,964
	LG Household & Health Care, Ltd.	7,501	9,503,990
	LG Innotek Co., Ltd.	28,259	5,585,764
	LG Uplus Corp.	528,937	6,698,456
	Lotte Chemical Corp.	17,426	3,932,095
	Lotte Corp.	29,812	978,767
	LOTTE Fine Chemical Co., Ltd.	4,613	291,086
#	Lotte Shopping Co., Ltd.	11,885	1,112,082
	LS Corp.	15,130	957,502
	LS Electric Co., Ltd.	22,156	1,252,535
*	LX Holdings Corp.	32,322	293,642
	Macquarie Korea Infrastructure Fund	288,928	3,089,630
*	Mando Corp.	35,566	1,911,999
	Medy-Tox, Inc.	1,262	222,055
	Meritz Financial Group, Inc.	11,818	258,245
	Meritz Fire & Marine Insurance Co., Ltd.	165,805	3,680,731
#	Meritz Securities Co., Ltd.	519,143	2,218,630
	Mirae Asset Securities Co., Ltd.	456,777	3,553,306
	NAVER Corp.	40,916	15,421,296
	NCSoft Corp.	7,007	5,025,585
	Netmarble Corp.	7,693	928,593
	NH Investment & Securities Co., Ltd.	146,022	1,614,992
	NongShim Co., Ltd.	2,415	690,592
#*	OCI Co., Ltd.	16,299	1,617,138
	Orion Corp.	10,241	1,046,844
	Ottogi Corp.	1,318	617,358
	Pan Ocean Co., Ltd.	328,861	2,162,398
*	Pearl Abyss Corp.	25,089	1,615,363
	POSCO, Sponsored ADR	11,993	947,327
	POSCO	55,137	17,536,691
	POSCO Chemical Co., Ltd.	7,315	981,767
	Posco International Corp.	84,360	1,899,769
	S-1 Corp.	27,240	1,908,477
*	Samsung Biologics Co., Ltd.	4,034	3,120,978
	Samsung C&T Corp.	65,954	8,124,605
	Samsung Card Co., Ltd.	26,138	795,999
	Samsung Electro-Mechanics Co., Ltd.	66,506	11,108,202
	Samsung Electronics Co., Ltd., GDR	152	260,481
	Samsung Electronics Co., Ltd.	3,910,493	267,228,979
#*	Samsung Engineering Co., Ltd.	170,749	3,471,136
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	8,086,854
#*	Samsung Heavy Industries Co., Ltd.	485,111	2,758,206
	Samsung Life Insurance Co., Ltd.	55,168	3,619,910
	Samsung SDI Co., Ltd.	16,690	10,774,041
	Samsung SDS Co., Ltd.	22,002	3,495,586
	Samsung Securities Co., Ltd.	67,148	2,586,961
#	Seegene, Inc.	31,154	1,900,080
#	Shin Poong Pharmaceutical Co., Ltd.	14,117	779,267
	Shinhan Financial Group Co., Ltd.	365,171	12,376,814
*	Shinhan Financial Group Co., Ltd., ADR	53,025	1,787,473
	Shinsegae, Inc.	8,050	1,864,181
#	SK Chemicals Co., Ltd.	7,935	1,637,333
	SK Hynix, Inc.	475,556	46,555,160
*	SK Innovation Co., Ltd.	30,728	6,779,229
#	SK Materials Co., Ltd.	6,982	2,552,951
	SK Networks Co., Ltd.	263,376	1,419,231
	SK Telecom Co., Ltd.	14,801	3,876,885
	SK, Inc.	31,227	7,287,863
	SKC Co., Ltd.	17,612	2,482,817

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	S-Oil Corp.	30,826	$2,632,065
	Solus Advanced Materials Co., Ltd.	16,499	861,948
	Soulbrain Co., Ltd.	4,534	1,342,433
	Ssangyong C&E Co., Ltd.	135,922	942,139
*	Studio Dragon Corp.	9,633	773,469
	Tokai Carbon Korea Co., Ltd.	2,216	375,766
#	WONIK IPS Co., Ltd.	25,087	1,013,149
	Woori Financial Group, Inc.	526,016	4,959,500
	Youngone Corp.	6,063	210,073
	Yuhan Corp.	27,795	1,490,038
TOTAL SOUTH KOREA			885,361,600
TAIWAN — (16.7%)
	Accton Technology Corp.	589,000	6,895,256
#	Acer, Inc.	4,172,811	4,073,556
	Advantech Co., Ltd.	175,190	2,286,596
	Airtac International Group	103,518	3,345,232
#	AP Memory Technology Corp.	10,000	263,432
	ASE Technology Holding Co., Ltd.	3,314,782	14,586,171
	ASE Technology Holding Co., Ltd. , ADR	27,294	242,100
#	Asia Cement Corp.	2,725,758	5,059,794
#	ASMedia Technology, Inc.	24,000	1,689,185
	ASPEED Technology, Inc.	16,000	1,288,615
#	Asustek Computer, Inc.	543,180	6,829,200
#	AU Optronics Corp.	9,956,873	7,380,404
	Catcher Technology Co., Ltd.	1,001,429	6,638,387
	Cathay Financial Holding Co., Ltd.	6,342,340	12,344,176
	Chailease Holding Co., Ltd.	1,429,811	11,865,469
	Chang Hwa Commercial Bank, Ltd.	6,993,469	4,144,413
	Cheng Shin Rubber Industry Co., Ltd.	2,772,965	4,285,646
	Chicony Electronics Co., Ltd.	891,497	2,571,874
*	China Airlines, Ltd.	7,905,536	4,885,160
	China Development Financial Holding Corp.	12,494,121	6,315,444
	China Life Insurance Co., Ltd.	1,549,188	1,460,935
	China Steel Corp.	8,810,932	11,490,943
#	Chipbond Technology Corp.	1,103,000	2,964,294
	Chroma ATE, Inc.	549,000	3,867,339
#*	Chung Hung Steel Corp.	765,000	1,344,338
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	140,916	5,842,377
	Chunghwa Telecom Co., Ltd.	730,000	3,012,318
#	Compal Electronics, Inc.	6,358,541	4,918,504
	CTBC Financial Holding Co., Ltd.	16,703,175	13,678,274
	Delta Electronics, Inc.	1,246,486	12,843,719
#	E Ink Holdings, Inc.	390,000	1,127,793
	E.Sun Financial Holding Co., Ltd.	12,077,049	11,454,395
#	Eclat Textile Co., Ltd.	170,402	3,720,384
#	Elan Microelectronics Corp.	333,000	2,163,942
	Elite Material Co., Ltd.	162,000	1,310,059
	Elite Semiconductor Microelectronics Technology, Inc.	137,000	891,210
	eMemory Technology, Inc.	57,000	2,680,956
	Eternal Materials Co., Ltd.	808,591	1,123,418
	Eva Airways Corp.	4,321,758	2,823,728
*	Evergreen Marine Corp. Taiwan, Ltd.	4,324,222	20,566,114
	Far Eastern International Bank	424,000	163,182
	Far Eastern New Century Corp.	3,222,085	3,414,505
	Far EasTone Telecommunications Co., Ltd.	1,752,000	3,797,163
	Feng TAY Enterprise Co., Ltd.	415,559	3,438,193
	First Financial Holding Co., Ltd.	9,514,935	7,745,228
	Formosa Chemicals & Fibre Corp.	3,015,518	8,879,760

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Petrochemical Corp.	416,000	$1,449,494
	Formosa Plastics Corp.	2,024,153	7,240,528
#	Formosa Sumco Technology Corp.	115,000	776,361
	Formosa Taffeta Co., Ltd.	699,000	814,381
	Foxconn Technology Co., Ltd.	1,025,627	2,268,719
	Fubon Financial Holding Co., Ltd.	5,471,233	14,707,546
	General Interface Solution Holding, Ltd.	39,000	163,255
#	Genius Electronic Optical Co., Ltd.	130,695	2,436,935
	Giant Manufacturing Co., Ltd.	435,506	5,015,495
	Gigabyte Technology Co., Ltd.	345,000	1,239,578
	Global Unichip Corp.	8,000	118,558
	Globalwafers Co., Ltd.	167,000	5,073,985
#*	HannStar Display Corp.	2,764,000	1,886,743
	Highwealth Construction Corp.	691,841	1,215,170
	Hiwin Technologies Corp.	395,974	4,556,061
	Hon Hai Precision Industry Co., Ltd.	5,794,322	22,897,537
	Hotai Motor Co., Ltd.	288,000	6,096,552
	Hua Nan Financial Holdings Co., Ltd.	8,159,004	5,637,697
#	Innolux Corp.	11,226,241	7,534,541
	International Games System Co., Ltd.	75,000	2,340,449
#	Inventec Corp.	2,894,550	2,432,089
	ITEQ Corp.	142,455	701,002
#	King Yuan Electronics Co., Ltd.	855,000	1,425,311
	King's Town Bank Co., Ltd.	329,000	475,668
	Kinsus Interconnect Technology Corp.	138,000	913,855
#	Largan Precision Co., Ltd.	101,860	10,718,868
	Lien Hwa Industrial Holdings Corp.	668,824	1,256,202
	Lite-On Technology Corp.	3,476,410	7,990,290
	Macronix International Co., Ltd.	2,909,074	4,347,495
	Makalot Industrial Co., Ltd.	139,000	1,183,114
	MediaTek, Inc.	751,995	24,588,617
	Mega Financial Holding Co., Ltd.	10,406,369	12,324,909
#	Merida Industry Co., Ltd.	200,287	2,405,473
#	Micro-Star International Co., Ltd.	1,072,000	5,695,248
#	momo.com, Inc.	32,500	1,814,719
	Nan Ya Plastics Corp.	3,697,599	11,539,687
#	Nan Ya Printed Circuit Board Corp.	85,000	1,214,550
#	Nantex Industry Co., Ltd.	437,000	1,925,506
#	Nanya Technology Corp.	992,010	2,580,893
	Nien Made Enterprise Co., Ltd.	327,000	5,490,099
#	Novatek Microelectronics Corp.	581,000	10,687,683
#*	Oneness Biotech Co., Ltd.	205,000	1,416,276
	Parade Technologies, Ltd.	70,000	4,298,439
	Pegatron Corp.	3,100,345	7,474,299
#	Phison Electronics Corp.	142,000	2,426,752
	Pou Chen Corp.	2,498,487	3,160,034
#	Powertech Technology, Inc.	1,644,819	6,517,964
*	Poya International Co., Ltd.	55,275	1,181,894
#	President Chain Store Corp.	657,831	6,607,496
	Qisda Corp.	2,157,000	2,285,048
	Quanta Computer, Inc.	2,987,000	8,274,417
#	Radiant Opto-Electronics Corp.	717,000	2,711,045
#	Realtek Semiconductor Corp.	227,950	4,812,889
	Ruentex Development Co., Ltd.	878,345	1,964,128
	Ruentex Industries, Ltd.	184,109	646,277
	Shanghai Commercial & Savings Bank, Ltd. (The)	2,115,000	3,163,749
#	Shin Kong Financial Holding Co., Ltd.	11,998,761	3,939,344
	Silergy Corp.	32,000	4,341,911
#	Simplo Technology Co., Ltd.	272,000	3,598,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinbon Electronics Co., Ltd.	174,000	$1,496,790
	Sino Horizon Holdings, Ltd.	15,000	14,520
	Sino-American Silicon Products, Inc.	1,292,000	8,764,127
	SinoPac Financial Holdings Co., Ltd.	12,492,623	6,289,131
	Standard Foods Corp.	713,418	1,340,671
	Synnex Technology International Corp.	1,463,343	2,779,373
#	TA Chen Stainless Pipe	1,710,308	3,197,336
	Taichung Commercial Bank Co., Ltd.	1,571,898	669,410
	Taishin Financial Holding Co., Ltd.	13,398,808	8,130,620
#	Taiwan Business Bank	6,351,685	2,155,499
	Taiwan Cement Corp.	6,779,034	12,784,641
	Taiwan Cooperative Financial Holding Co., Ltd.	8,871,127	6,934,881
#	Taiwan FamilyMart Co., Ltd.	48,000	462,134
	Taiwan Fertilizer Co., Ltd.	566,000	1,213,096
	Taiwan Glass Industry Corp.	941,374	1,291,897
	Taiwan High Speed Rail Corp.	1,713,000	1,861,984
	Taiwan Mobile Co., Ltd.	2,268,300	8,440,754
	Taiwan Secom Co., Ltd.	357,670	1,203,119
	Taiwan Semiconductor Manufacturing Co., Ltd.	15,380,808	321,451,131
#*	Tatung Co., Ltd.	2,215,000	2,072,415
#	Teco Electric and Machinery Co., Ltd.	2,143,000	2,384,966
	Tripod Technology Corp.	680,870	2,927,743
	Tung Ho Steel Enterprise Corp.	312,000	522,172
	U-Ming Marine Transport Corp.	231,000	518,656
#	Unimicron Technology Corp.	1,536,000	8,070,570
	Uni-President Enterprises Corp.	5,022,033	13,170,949
	United Microelectronics Corp.	11,435,000	23,912,263
	Vanguard International Semiconductor Corp.	1,458,000	6,040,842
	Voltronic Power Technology Corp.	104,224	5,078,381
	Walsin Lihwa Corp.	2,671,000	2,735,394
	Walsin Technology Corp.	507,000	3,651,176
	Wan Hai Lines, Ltd.	529,800	4,252,693
	Win Semiconductors Corp.	505,034	6,267,315
	Winbond Electronics Corp.	4,548,407	5,610,211
	Wintek Corp.	604,760	7,420
#	Wisdom Marine Lines Co., Ltd.	97,000	271,481
	Wistron Corp.	5,133,699	5,105,060
	Wiwynn Corp.	124,000	4,168,970
	WPG Holdings, Ltd.	2,167,039	4,236,367
#	Yageo Corp.	359,682	7,253,580
*	Yang Ming Marine Transport Corp.	1,691,000	7,125,173
	YFY, Inc.	1,089,000	1,552,138
*	Yieh Phui Enterprise Co., Ltd.	601,000	758,811
	Yuanta Financial Holding Co., Ltd.	9,909,398	9,012,677
*	Yulon Motor Co., Ltd.	19,000	27,199
#	Zhen Ding Technology Holding, Ltd.	971,700	3,643,473
TOTAL TAIWAN			1,038,573,393
THAILAND — (1.7%)
	Advanced Info Service PCL	956,600	5,224,301
	AEON Thana Sinsap Thailand PCL	95,500	493,953
	Airports of Thailand PCL	1,666,500	2,864,752
*	Asset World Corp. PCL	4,297,300	478,531
	B Grimm Power PCL	505,900	607,988
	Bangkok Bank PCL	311,700	972,062
	Bangkok Bank PCL	126,700	395,124
	Bangkok Chain Hospital PCL	1,874,800	1,497,330
	Bangkok Commercial Asset Management PCL	1,616,500	811,508
	Bangkok Dusit Medical Services PCL, Class F	4,428,600	3,031,673

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Expressway & Metro PCL	3,334,899	$776,207
	Bangkok Life Assurance PCL	504,800	391,645
	Banpu PCL	4,298,250	1,739,309
	Banpu Power PCL	420,900	222,824
	Berli Jucker PCL	1,203,400	1,244,865
	BTS Group Holdings PCL	4,859,200	1,256,658
	Bumrungrad Hospital PCL	259,700	948,171
	Carabao Group PCL, Class F	188,800	832,920
	Central Pattana PCL	1,066,000	1,524,363
	Central Retail Corp. PCL	1,235,950	1,165,724
	Charoen Pokphand Foods PCL	4,438,800	3,511,335
	Chularat Hospital PCL, Class F	2,889,700	371,021
	CK Power PCL	267,100	47,947
	Com7 PCL, Class F	513,500	1,011,611
	CP ALL PCL	4,982,800	8,944,556
	Delta Electronics Thailand PCL	152,400	2,707,891
	Dohome PCL	497,200	376,672
	Electricity Generating PCL	191,300	995,278
	Energy Absolute PCL	1,013,200	1,834,195
	Global Power Synergy PCL, Class F	398,000	929,383
	Gulf Energy Development PCL	1,001,900	1,021,180
	Hana Microelectronics PCL	506,296	1,174,567
	Home Product Center PCL	5,122,113	2,072,689
	Indorama Ventures PCL	1,408,800	1,553,784
	Intouch Holdings PCL	281,586	552,591
	Intouch Holdings PCL, Class F	625,800	1,228,085
	IRPC PCL	20,152,800	2,158,298
	JMT Network Services PCL, Class F	448,000	552,035
	Kasikornbank PCL	121,700	381,383
	Kasikornbank PCL	5,500	17,236
	KCE Electronics PCL	657,200	1,569,642
	Kiatnakin Phatra Bank PCL	268,500	416,627
	Krung Thai Bank PCL	2,605,187	800,559
	Krungthai Card PCL	647,900	1,217,246
	Land & Houses PCL	5,149,600	1,222,085
*	Minor International PCL	1,038,483	939,982
	MK Restaurants Group PCL	234,400	351,235
	Muangthai Capital PCL	601,100	1,092,743
	Osotspa PCL	507,400	544,180
	PTT Exploration & Production PCL	1,427,755	4,474,291
	PTT Global Chemical PCL	928,972	1,603,991
	PTT PCL	6,782,700	7,171,182
	Ratch Group PCL	616,200	796,790
	Regional Container Lines PCL	348,800	610,208
	Siam Cement PCL (The)	370,900	4,694,437
	Siam Cement PCL (The)	81,400	1,025,317
	Siam City Cement PCL	14,400	70,757
	Siam Commercial Bank PCL (The)	327,166	930,707
	Siam Global House PCL	2,099,639	1,456,508
	Sri Trang Agro-Industry PCL	1,649,208	1,894,199
	Srisawad Corp. PCL	1,019,572	1,985,323
	Thai Oil PCL	1,062,200	1,421,976
	Thai Union Group PCL, Class F	6,225,040	4,204,636
	Tisco Financial Group PCL	419,200	1,122,373
	TMBThanachart Bank PCL	20,500,067	605,007
	TOA Paint Thailand PCL	943,300	1,033,203
	Total Access Communication PCL	1,066,300	1,249,032
	Total Access Communication PCL	563,300	646,979
	True Corp. PCL	27,559,631	2,699,993

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TTW PCL	878,000	$309,875
	VGI PCL	495,700	83,704
	Vinythai PCL	166,500	189,967
	WHA Corp. PCL	6,143,000	571,920
TOTAL THAILAND			106,928,319
TURKEY — (0.4%)
	Akbank T.A.S.	2,019,928	1,261,707
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	661,299
	Arcelik A.S.	197,804	774,919
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	242,016	445,080
	BIM Birlesik Magazalar A.S.	365,995	2,754,635
	Coca-Cola Icecek A.S.	106,788	1,073,973
	Dogan Sirketler Grubu Holding A.S.	207,745	64,568
	Enerjisa Enerji A.S.	280,258	339,376
	Enka Insaat ve Sanayi A.S.	724,135	797,471
	Eregli Demir ve Celik Fabrikalari TAS	523,021	1,242,485
	Ford Otomotiv Sanayi A.S.	57,714	1,181,960
#*	Gubre Fabrikalari TAS	34,802	206,338
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	26,300	22,286
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	26,430	22,302
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	803,466	748,525
	KOC Holding A.S.	319,003	778,308
#*	Koza Altin Isletmeleri A.S.	44,031	544,978
*	Petkim Petrokimya Holding A.S.	1,165,006	784,705
#*	Sasa Polyester Sanayi A.S.	246,343	841,731
*	TAV Havalimanlari Holding A.S.	22,753	60,895
	Tofas Turk Otomobil Fabrikasi A.S.	69,879	271,631
*	Turk Hava Yollari AO	806,151	1,216,791
	Turk Telekomunikasyon A.S.	467,239	362,237
	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,984,530
	Turkiye Garanti Bankasi A.S.	1,573,948	1,588,886
#*	Turkiye Halk Bankasi A.S.	454,872	247,944
#	Turkiye Is Bankasi A.S., Class C	1,224,092	766,053
*	Turkiye Petrol Rafinerileri A.S.	52,681	586,700
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	683,679
#*	Turkiye Vakiflar Bankasi TAO, Class D	822,870	338,036
	Ulker Biskuvi Sanayi A.S.	4,475	10,593
	Vestel Elektronik Sanayi ve Ticaret A.S.	14,035	49,830
#	Yapi ve Kredi Bankasi A.S.	1,657,759	470,013
TOTAL TURKEY			23,184,464
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,188,344	2,267,046
	Abu Dhabi Islamic Bank PJSC	1,107,408	1,666,041
	Abu Dhabi National Oil Co for Distribution PJSC	1,152,640	1,368,014
	Aldar Properties PJSC	3,593,212	3,878,207
	Dubai Islamic Bank PJSC	2,396,457	3,150,742
*	Emaar Malls PJSC	2,389,272	1,233,566
	Emaar Properties PJSC	3,400,544	3,675,803
	Emirates Integrated Telecommunications Co. PJSC	46,647	84,390
	Emirates NBD Bank PJSC	1,126,916	4,115,647
	Emirates Telecommunications Group Co. PJSC	1,056,201	6,556,057
	First Abu Dhabi Bank PJSC	1,230,403	5,550,873
*	International Holding Co. PJSC	24,261	876,089
TOTAL UNITED ARAB EMIRATES			34,422,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
	Sempra Energy	11,248	$1,483,061
TOTAL COMMON STOCKS			6,078,193,278
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	100,600	993,976
	Banco Bradesco SA	1,977,269	9,206,312
	Banco Inter SA	126,852	581,377
	Banco Pan SA	137,800	544,242
*	Braskem SA Class A	48,439	537,100
	Centrais Eletricas Brasileiras SA Class B	86,846	676,159
	Cia de Transmissao de Energia Eletrica Paulista	122,300	566,620
	Cia Energetica de Minas Gerais	749,623	1,718,523
	Cia Paranaense de Energia	869,990	1,022,289
	Gerdau SA	817,916	4,836,905
	Itau Unibanco Holding SA	1,751,400	10,189,108
	Lojas Americanas SA	316,919	431,422
	Petroleo Brasileiro SA	2,527,248	13,057,792
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	821,900	3,246,097
TOTAL BRAZIL			47,607,922
CHILE — (0.0%)
	Embotelladora Andina SA Class B	430,906	1,030,583
COLOMBIA — (0.0%)
	Banco Davivienda SA	82,799	612,772
	Grupo Argos SA	38,570	80,064
	Grupo Aval Acciones y Valores SA	3,126,389	825,535
	Grupo de Inversiones Suramericana SA	84,488	354,684
TOTAL COLOMBIA			1,873,055
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	738	26,155
TOTAL PREFERRED STOCKS			50,537,715
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	25,348	2,204
TAIWAN — (0.0%)
*	ITEQ Corp. Rights Exp 07/19/21	17,114	4,284
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	666,952	23,134
TOTAL TAIWAN			27,418
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	211,575	0
*	BTS W7 Warrants 07/21/22	423,151	0
*	BTS W8 Warrants 07/22/22	846,300	0
TOTAL RIGHTS/WARRANTS			29,622
TOTAL INVESTMENT SECURITIES (Cost $3,408,044,967)			6,128,778,806

The Emerging Markets Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	6,293,311	$72,813,613
TOTAL INVESTMENTS — (100.0%)
(Cost $3,480,845,289)^^			$6,201,592,419
As of July 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/17/21	$44,396,700	$41,525,250	$(2,871,450)
S&P 500® Emini Index	438	09/17/21	96,428,877	96,130,050	(298,827)
Total Futures Contracts			$140,825,577	$137,655,300	$(3,170,277)
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$18,191	—	$18,191
Common Stocks
Belgium	—	905,732	—	905,732
Brazil	$247,301,884	—	—	247,301,884
Chile	28,688,077	—	—	28,688,077
China	376,481,803	1,582,403,149	—	1,958,884,952
Colombia	10,473,945	—	—	10,473,945
Czech Republic	—	7,480,943	—	7,480,943
Egypt	2,795	3,789,707	—	3,792,502
Greece	—	15,487,377	—	15,487,377
Hungary	—	21,124,386	—	21,124,386
India	35,434,574	699,602,596	—	735,037,170
Indonesia	128,915	85,822,228	—	85,951,143
Malaysia	—	88,983,233	—	88,983,233
Mexico	133,250,421	—	—	133,250,421
Peru	5,311,414	—	—	5,311,414
Philippines	1,622,020	39,734,143	—	41,356,163
Poland	—	48,510,602	—	48,510,602
Qatar	—	30,850,072	—	30,850,072
Russia	9,820,318	61,797,449	—	71,617,767
Saudi Arabia	—	192,886,279	—	192,886,279
South Africa	40,818,473	219,527,431	—	260,345,904
South Korea	9,997,538	875,364,062	—	885,361,600
Taiwan	6,084,477	1,032,488,916	—	1,038,573,393
Thailand	106,928,319	—	—	106,928,319
Turkey	—	23,184,464	—	23,184,464
United Arab Emirates	—	34,422,475	—	34,422,475
United States	1,483,061	—	—	1,483,061
Preferred Stocks
Brazil	47,607,922	—	—	47,607,922
Chile	1,030,583	—	—	1,030,583
Colombia	1,873,055	—	—	1,873,055
South Korea	—	26,155	—	26,155

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
South Korea	—	$2,204	—	$2,204
Taiwan	—	27,418	—	27,418
Securities Lending Collateral	—	72,813,613	—	72,813,613
Futures Contracts**	$(3,170,277)	—	—	(3,170,277)
TOTAL	$1,061,169,317	$5,137,252,825	—	$6,198,422,142
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.7%)
BELGIUM — (0.0%)
	Titan Cement International SA	497	$9,406
BRAZIL — (4.2%)
	AES Brasil Energia SA	908,777	2,420,148
	Aliansce Sonae Shopping Centers SA	243,288	1,320,085
*	Alliar Medicos A Frente SA	202,000	393,276
	Alupar Investimento SA	648,679	3,057,662
*	Anima Holding SA	1,191,673	2,631,256
#*	Azul SA, ADR	229,933	5,157,395
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	794,472
*	BR Malls Participacoes SA	2,994,692	5,767,150
	BR Properties SA	835,453	1,385,939
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,435	1,433,531
*	BRF SA	1,130,894	5,563,002
	Camil Alimentos SA	401,708	686,450
	Cia Brasileira de Distribuicao	124,623	742,486
	Cia de Locacao das Americas	1,789,285	9,341,076
	Cia de Saneamento de Minas Gerais-COPASA	701,274	1,866,204
	Cia de Saneamento do Parana	1,214,637	4,538,345
	Cia de Saneamento do Parana	41,700	30,985
	Cia Hering	508,914	3,634,926
	Cia Paranaense de Energia	384,200	423,426
	Cia Siderurgica Nacional SA	691,440	6,206,465
	Cielo SA	2,512,742	1,630,695
*	Cogna Educacao	4,570,428	3,194,232
	Construtora Tenda SA	273,378	1,177,338
	Cosan SA	410,740	2,014,958
	CSU Cardsystem SA	111,413	468,477
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	555,268	2,222,884
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	118,342
	Direcional Engenharia SA	359,475	877,248
	Duratex SA	1,245,717	5,269,168
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,843,965
	EDP - Energias do Brasil SA	1,020,878	3,357,681
*	Embraer SA	1,203,609	4,296,086
*	Embraer SA, Sponsored ADR	484,327	6,925,876
	Enauta Participacoes SA	355,424	1,022,955
	Energisa SA	396,000	3,250,420
*	Eneva SA	2,558,000	8,084,228
	Even Construtora e Incorporadora SA	422,994	731,758
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,931,224
	Fleury SA	800,500	3,590,396
	Fras-Le SA	144,760	439,985
*	Gafisa SA	859,205	620,287
	Gafisa SA, ADR	70,307	99,843
#*	Gol Linhas Aereas Inteligentes SA, ADR	298,790	2,354,465
	Grendene SA	1,247,923	2,642,844
	Guararapes Confeccoes SA	400,731	1,355,711
	Helbor Empreendimentos SA	318,373	474,358
	Iguatemi Empresa de Shopping Centers SA	191,200	1,498,910
	Industrias Romi SA	178,500	793,067
	Instituto Hermes Pardini SA	204,158	769,868
*	International Meal Co. Alimentacao SA, Class A	1,079,742	804,378
*	Iochpe-Maxion SA	422,811	1,175,501
	IRB Brasil Resseguros SA	1,077,686	1,175,300

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	972,400	$1,392,810
	JSL SA	153,336	338,277
	Kepler Weber SA	52,246	547,714
	Light SA	1,677,866	4,671,254
	LOG Commercial Properties e Participacoes SA	180,472	994,833
*	Log-in Logistica Intermodal SA	219,309	760,049
*	LPS Brasil Consultoria de Imoveis SA	29,200	23,715
	M Dias Branco SA	304,311	1,820,637
	Mahle-Metal Leve SA	143,024	876,831
	Marcopolo SA	518,000	278,481
	Marfrig Global Foods SA	1,327,520	4,998,352
*	Marisa Lojas SA	784,679	1,164,608
	Mills Estruturas e Servicos de Engenharia SA	602,820	924,789
	Minerva SA	1,083,948	1,866,849
	Movida Participacoes SA	465,747	2,004,011
	MRV Engenharia e Participacoes SA	1,042,403	2,870,073
	Multiplan Empreendimentos Imobiliarios SA	885,503	3,969,951
	Neoenergia SA	22,100	73,748
	Odontoprev SA	1,104,717	2,757,418
*	Omega Geracao SA	217,310	1,507,078
*	Petro Rio SA	3,418,860	11,717,305
	Porto Seguro SA	243,717	2,417,399
	Portobello SA	273,377	743,247
	Positivo Tecnologia SA	122,980	298,699
*	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	189,551
	Qualicorp Consultoria e Corretora de Seguros SA	887,943	4,390,060
*	Restoque Comercio e Confeccoes de Roupas SA	8,821	6,571
	Sao Carlos Empreendimentos e Participacoes SA	86,509	693,467
	Sao Martinho SA	879,576	5,416,023
	Ser Educacional SA	227,580	698,700
	SIMPAR SA	437,228	5,847,056
	SLC Agricola SA	466,205	4,028,076
	Sul America SA	560,303	3,219,866
*	Tecnisa SA	217,868	294,911
	Tegma Gestao Logistica SA	114,559	474,667
*	Terra Santa Agro SA	3,000	27,648
	TOTVS SA	1,510,742	10,256,774
	Transmissora Alianca de Energia Eletrica SA	1,415,423	10,327,091
	Trisul SA	309,282	517,821
*	Tupy SA	244,472	1,027,972
	Ultrapar Participacoes SA	664,962	2,257,290
	Unipar Carbocloro SA	5,573	103,793
	Usinas Siderurgicas de Minas Gerais SA Usiminas	96,600	389,312
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	226,550	384,960
*	Vulcabras Azaleia SA	459,009	794,943
	Wiz Solucoes e Corretagem de Seguros SA	321,744	958,143
	YDUQS Participacoes SA	1,050,937	5,702,391
TOTAL BRAZIL			230,631,941
CHILE — (0.7%)
	AES Gener SA	13,582,789	1,745,089
	Besalco SA	2,401,175	854,302
*	Camanchaca SA	1,471,136	80,052
	CAP SA	256,469	4,444,109
	Cementos BIO BIO SA	352,724	342,973
	Cia Sud Americana de Vapores SA	66,019,969	5,183,222
	Cristalerias de Chile SA	130,323	446,497
	Embotelladora Andina SA, ADR, Class B	4,380	62,284

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresa Nacional de Telecomunicaciones SA	556,366	$2,676,680
*	Empresas Hites SA	1,014,682	178,432
	Empresas Lipigas SA	6,383	28,303
	Empresas Tricot SA	70,631	43,427
	Engie Energia Chile SA	3,385,568	2,649,530
	Forus SA	506,054	833,549
	Grupo Security SA	6,097,394	955,725
	Hortifrut SA	118,502	132,730
	Instituto de Diagnostico SA	2,928	5,884
	Inversiones Aguas Metropolitanas SA	2,485,201	1,332,846
	Inversiones La Construccion SA	195,126	797,052
*	Itau CorpBanca Chile SA	17,440,223	44,308
*	Masisa SA	6,806,844	115,707
*	Multiexport Foods SA	3,840,316	1,416,831
*	Parque Arauco SA	2,933,924	3,715,359
	PAZ Corp. SA	1,130,345	596,418
*	Ripley Corp. SA	4,831,139	1,034,682
	Salfacorp SA	2,063,816	1,022,546
	Sigdo Koppers SA	1,164,083	1,003,196
	SMU SA	5,737,460	588,198
	Sociedad Matriz SAAM SA	35,707,421	2,211,467
	Socovesa SA	2,565,713	504,430
	SONDA SA	1,717,593	905,324
	Vina Concha y Toro SA	2,565,536	4,459,097
TOTAL CHILE			40,410,249
CHINA — (24.1%)
*	21Vianet Group, Inc., ADR	383,368	6,643,767
#*	360 DigiTech, Inc., ADR	259,162	5,507,192
*	361 Degrees International, Ltd.	4,707,000	2,004,977
*	36Kr Holdings, Inc.	4,800	8,832
*	3SBio, Inc.	5,416,500	4,513,123
*	51job, Inc., ADR	134,562	9,691,155
	5I5J Holding Group Co., Ltd., Class A	700,900	390,447
*	9F INC	4,700	8,460
	AAC Technologies Holdings, Inc.	2,187,000	13,126,611
	AAG Energy Holdings, Ltd.	982,601	139,113
	Accelink Technologies Co., Ltd., Class A	138,100	587,299
	Advanced Technology & Materials Co., Ltd., Class A	146,900	226,836
	AECC Aero-Engine Control Co., Ltd., Class A	57,000	182,243
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	364,949
	Agile Group Holdings, Ltd.	3,056,000	3,343,429
	Ajisen China Holdings, Ltd.	2,398,000	440,972
#	Ak Medical Holdings, Ltd.	1,372,000	1,698,176
	AKM Industrial Co., Ltd.	1,710,000	204,850
#*	Alibaba Pictures Group, Ltd.	39,760,000	4,814,218
	A-Living Smart City Services Co., Ltd.	2,128,500	8,118,459
	All Winner Technology Co., Ltd., Class A	43,000	644,894
	Allmed Medical Products Co., Ltd., Class A	8,200	19,688
*	Alpha Group, Class A	298,500	248,530
*	Aluminum Corp. of China, Ltd., Class H	2,000,000	1,219,906
	Amoy Diagnostics Co., Ltd., Class A	46,094	588,239
	An Hui Wenergy Co., Ltd., Class A	901,802	505,764
#	Angang Steel Co., Ltd., Class H	5,804,999	3,968,701
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	404,262
	Anhui Expressway Co., Ltd., Class H	2,104,000	1,257,435
	Anhui Genuine New Materials Co., Ltd., Class A	82,113	332,835
	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	312,275
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	523,512

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	$888,011
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	706,440	558,784
	Anhui Jinhe Industrial Co., Ltd., Class A	112,600	515,506
	Anhui Korrun Co., Ltd., Class A	81,366	209,868
*	Anhui Tatfook Technology Co., Ltd., Class A	51,300	92,303
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	39,622
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	368,400	548,834
	Anhui Xinhua Media Co., Ltd., Class A	138,900	92,623
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	561,381
	Animal Health Holdings, Inc.	3,671,000	44,310
	Anji Microelectronics Technology Shanghai Co., Ltd., Class A	7,828	397,620
#*	Anton Oilfield Services Group	10,122,000	579,079
	Aoshikang Technology Co., Ltd., Class A	41,200	669,411
*	Aowei Holdings, Ltd.	1,451,000	148,439
	APT Satellite Holdings, Ltd.	306,000	91,029
*	Art Group Holdings, Ltd.	320,000	16,166
#*	Ascletis Pharma, Inc.	26,000	9,819
	Asia Cement China Holdings Corp.	2,669,500	1,815,916
	AsiaInfo Technologies, Ltd.	258,800	387,014
*	Asian Citrus Holdings, Ltd.	2,314,000	62,486
#	Ausnutria Dairy Corp., Ltd.	2,610,000	2,472,916
*	Austar Lifesciences, Ltd.	18,000	42,351
	AviChina Industry & Technology Co., Ltd., Class H	10,439,000	7,825,866
#	BAIC Motor Corp., Ltd., Class H	7,414,500	2,646,969
#	BAIOO Family Interactive, Ltd.	2,328,000	379,832
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,502,428
*	Bank of Tianjin Co., Ltd., Class H	100,000	44,077
*	Bank of Zhengzhou Co., Ltd., Class H	671,000	155,527
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	119,230
*	Baoye Group Co., Ltd., Class H	1,210,000	608,814
*	Baozun, Inc., Sponsored ADR	251,448	6,215,795
	BBMG Corp., Class H	6,214,000	1,095,916
	Bear Electric Appliance Co., Ltd., Class A	7,100	57,092
	Befar Group Co., Ltd., Class A	623,900	772,932
	Beibuwan Port Co., Ltd., Class A	133,781	159,311
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	128,350	241,874
	Beijing Capital Development Co., Ltd., Class A	378,076	279,073
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	1,620,940	796,748
*	Beijing Capital International Airport Co., Ltd., Class H	7,820,000	4,494,345
*	Beijing Capital Land, Ltd., Class H	8,593,750	2,701,902
*	Beijing Career International Co., Ltd., Class A	20,200	169,605
	Beijing Certificate Authority Co., Ltd., Class A	12,900	89,465
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	267,250	719,805
	Beijing Cisri-Gaona Materials & Technology Co., Ltd., Class A	94,500	509,940
	Beijing Ctrowell Technology Corp., Ltd., Class A	39,400	68,107
	Beijing Dahao Technology Corp., Ltd., Class A	15,900	74,110
	Beijing Easpring Material Technology Co., Ltd., Class A	52,700	546,889
	Beijing E-Hualu Information Technology Co., Ltd., Class A	110,740	453,715
#*	Beijing Energy International Holding Co., Ltd.	18,932,000	620,775
#*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	707,141
	Beijing Enterprises Holdings, Ltd.	1,621,500	5,043,717
	Beijing Enterprises Water Group, Ltd.	14,484,000	5,316,728
*	Beijing Forever Technology Co., Ltd., Class A	211,838	238,095
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	182,348
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	738,336
#*	Beijing Health Holdings, Ltd.	18,966,000	295,689
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	257,347
*	Beijing Jetsen Technology Co., Ltd., Class A	756,000	491,506
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	2,177,802

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	$136,990
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	261,060
	Beijing North Star Co., Ltd., Class H	4,520,000	762,110
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	301,436
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	360,754	599,022
	Beijing Originwater Technology Co., Ltd., Class A	641,200	687,192
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	472,000	422,974
	Beijing Sinnet Technology Co., Ltd., Class A	275,400	690,530
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	341,421
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	77,740
	Beijing SuperMap Software Co., Ltd., Class A	130,017	548,259
	Beijing Thunisoft Corp., Ltd., Class A	149,000	405,056
#	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	298,000	421,701
	Beijing Tongtech Co., Ltd., Class A	65,220	318,375
*	Beijing Ultrapower Software Co., Ltd., Class A	196,300	138,593
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	146,802	155,882
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	923,000	222,219
	Beijing Yanjing Brewery Co., Ltd., Class A	506,700	490,561
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	364,050	681,220
	Best Pacific International Holdings, Ltd.	978,000	288,695
#*	BEST, Inc.	66,028	66,688
	Bestsun Energy Co., Ltd., Class A	439,200	307,141
	Better Life Commercial Chain Share Co., Ltd., Class A	186,849	193,512
	Biem.L.Fdlkk Garment Co., Ltd., Class A	207,099	760,365
	BII Railway Transportation Technology Holdings Co., Ltd.	2,452,000	126,221
*	Billion Industrial Holdings, Ltd.	44,000	22,379
	Blue Sail Medical Co., Ltd., Class A	204,200	653,015
*	Bluedon Information Security Technology Co., Ltd., Class A	504,300	368,989
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	518,700	442,020
*	Bohai Leasing Co., Ltd., Class A	1,263,500	495,320
	Bosideng International Holdings, Ltd.	13,134,000	8,223,415
*	Boyaa Interactive International, Ltd.	1,494,000	89,648
	Bright Dairy & Food Co., Ltd., Class A	243,000	489,574
	Bright Real Estate Group Co., Ltd., Class A	962,280	331,107
	Brilliance China Automotive Holdings, Ltd.	8,928,000	6,290,034
	B-Soft Co., Ltd., Class A	348,631	421,734
*	BTG Hotels Group Co., Ltd., Class A	144,113	416,112
	C C Land Holdings, Ltd.	12,896,015	3,103,623
#*	C&D International Investment Group, Ltd.	1,143,000	1,985,884
*	C&D Property Management Group Co., Ltd.	350,000	207,531
#*	CA Cultural Technology Group, Ltd.	2,130,000	801,929
	Cabbeen Fashion, Ltd.	1,187,000	597,691
	Camel Group Co., Ltd., Class A	154,235	334,842
	Canny Elevator Co., Ltd., Class A	162,500	201,842
	Canvest Environmental Protection Group Co., Ltd.	3,195,000	1,665,832
*	Capital Environment Holdings, Ltd.	22,400,000	513,642
	Carrianna Group Holdings Co., Ltd.	891,257	96,303
	Castech, Inc., Class A	8,600	23,917
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,058
	CECEP Solar Energy Co., Ltd., Class A	639,400	695,743
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	184,500	79,837
	CECEP Wind-Power Corp., Class A	1,052,000	683,330
#*	Central China Management Co., Ltd.	3,912,626	971,718
#	Central China Real Estate, Ltd.	3,912,626	872,386
	Central China Securities Co., Ltd., Class H	5,384,000	984,327
	CETC Digital Technology Co., Ltd., Class A	127,939	474,863
#	CGN New Energy Holdings Co., Ltd.	6,046,000	2,335,868

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	$205,101
	Chacha Food Co., Ltd., Class A	103,610	605,629
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	321,055
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	192,790
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	380,503
	Chaowei Power Holdings, Ltd.	2,810,000	1,392,963
*	Cheetah Mobile, Inc., ADR	179,717	364,826
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	147,800	273,828
	Chengdu Hongqi Chain Co., Ltd., Class A	308,700	217,350
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	138,234	250,449
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	110,900	320,008
	Chengdu Wintrue Holding Co., Ltd., Class A	75,600	116,848
	Chengdu Xingrong Environment Co., Ltd., Class A	983,399	756,429
	Chengtun Mining Group Co., Ltd., Class A	483,000	705,129
	China Aerospace International Holdings, Ltd.	8,284,500	682,581
*	China Agri-Products Exchange, Ltd.	45,605	668
	China Aircraft Leasing Group Holdings, Ltd.	1,600,000	1,150,601
	China Aoyuan Group, Ltd.	5,310,000	3,395,871
	China Bester Group Telecom Co., Ltd., Class A	102,700	226,098
	China BlueChemical, Ltd., Class H	8,092,000	2,554,628
#*	China Boton Group Co., Ltd.	192,000	97,398
	China Building Material Test & Certification Group Co., Ltd., Class A	117,245	317,491
	China CAMC Engineering Co., Ltd., Class A	332,197	321,774
	China Chengtong Development Group, Ltd.	2,628,000	60,593
	China Cinda Asset Management Co., Ltd., Class H	12,090,000	2,053,605
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,060,988
	China Communications Services Corp., Ltd., Class H	10,260,000	4,401,525
	China Conch Venture Holdings, Ltd.	1,763,500	6,429,470
*	China CYTS Tours Holding Co., Ltd., Class A	255,300	368,508
	China Datang Corp. Renewable Power Co., Ltd., Class H	10,083,000	3,050,235
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	120,155
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	15,163
#*	China Dili Group	12,965,699	3,384,101
	China Dongxiang Group Co., Ltd.	14,759,985	1,998,890
	China East Education Holdings, Ltd.	791,500	925,611
#	China Education Group Holdings, Ltd.	2,302,000	4,174,327
#*	China Electronics Huada Technology Co., Ltd.	3,568,000	413,598
#	China Electronics Optics Valley Union Holding Co., Ltd.	11,200,000	675,948
	China Energy Engineering Corp., Ltd., Class H	906,000	85,022
	China Enterprise Co., Ltd., Class A	320,883	135,246
	China Everbright Environment Group, Ltd.	15,300,000	8,297,951
#	China Everbright Greentech, Ltd.	2,859,000	982,786
	China Everbright, Ltd.	4,190,000	4,605,297
	China Express Airlines Co., Ltd., Class A	286,538	455,901
	China Film Co., Ltd., Class A	14,700	26,181
*	China Financial Services Holdings, Ltd.	126,200	20,705
	China Foods, Ltd.	5,222,000	1,690,499
*	China Fortune Land Development Co., Ltd., Class A	801,200	538,360
*	China Glass Holdings, Ltd.	3,642,000	1,590,480
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	4,083,500	3,248,315
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	182,356
	China Hanking Holdings, Ltd.	2,916,000	518,652
#	China Harmony Auto Holding, Ltd.	3,770,000	1,759,813
*	China High Precision Automation Group, Ltd.	1,289,000	37,943
*	China High Speed Railway Technology Co., Ltd., Class A	741,500	234,524
*	China High Speed Transmission Equipment Group Co., Ltd.	1,903,000	1,182,558
	China Huarong Asset Management Co., Ltd., Class H	29,702,000	2,923,895
#*	China Index Holdings, Ltd., ADR	107,037	180,893
	China International Marine Containers Group Co., Ltd., Class H	2,125,120	4,268,437

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group, Ltd.	7,952,000	$2,220,732
	China Kepei Education Group, Ltd.	1,226,000	703,235
	China Kings Resources Group Co., Ltd., Class A	100,360	441,784
	China Lesso Group Holdings, Ltd.	4,499,000	9,394,380
	China Lilang, Ltd.	2,232,000	1,394,883
*	China Literature, Ltd.	169,400	1,572,037
#*	China Logistics Property Holdings Co., Ltd.	3,646,000	1,550,473
#*	China Longevity Group Co., Ltd.	1,076,350	35,596
	China Longyuan Power Group Corp., Ltd., Class H	50,000	93,633
#*	China Lumena New Materials Corp.	363,249	0
*	China Machinery Engineering Corp., Class H	5,813,000	2,767,686
#*	China Maple Leaf Educational Systems, Ltd.	7,090,000	1,443,413
*	China Medical & HealthCare Group, Ltd.	930,000	13,409
	China Medical System Holdings, Ltd.	5,618,500	11,410,074
	China Meheco Co., Ltd., Class A	214,654	362,417
	China Meidong Auto Holdings, Ltd.	2,280,000	12,306,893
	China Merchants Land, Ltd.	7,804,000	1,014,961
	China Merchants Port Holdings Co., Ltd.	3,818,000	5,319,916
	China Metal Recycling Holdings, Ltd.	2,401,686	0
	China Minmetals Rare Earth Co., Ltd., Class A	34,900	204,008
#	China Modern Dairy Holdings, Ltd.	8,659,000	1,563,337
	China National Accord Medicines Corp., Ltd., Class A	123,506	668,486
	China National Medicines Corp., Ltd., Class A	136,505	642,634
	China New Higher Education Group, Ltd.	1,994,000	1,040,057
*	China New Town Development Co., Ltd.	8,175,648	101,893
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	401,000	375,484
*	China Oceanwide Holdings, Ltd.	4,994,000	104,913
#*	China Oil & Gas Group, Ltd.	24,278,000	1,296,150
	China Oilfield Services, Ltd., Class H	5,766,000	4,191,285
	China Oriental Group Co., Ltd.	4,816,000	1,541,297
	China Overseas Grand Oceans Group, Ltd.	7,485,749	4,311,279
	China Overseas Property Holdings, Ltd.	5,545,000	5,197,277
	China Pioneer Pharma Holdings, Ltd.	1,849,000	254,733
#	China Power International Development, Ltd.	19,031,333	4,356,970
*	China Properties Group, Ltd.	2,045,000	81,906
	China Publishing & Media Co., Ltd., Class A	378,215	309,870
	China Railway Signal & Communication Corp., Ltd., Class H	4,448,000	1,591,052
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	135,094
*	China Rare Earth Holdings, Ltd.	7,152,799	857,511
	China Reinsurance Group Corp., Class H	15,602,000	1,506,629
	China Renaissance Holdings, Ltd.	434,400	984,289
#	China Resources Cement Holdings, Ltd.	9,558,000	7,896,245
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	329,774	568,387
	China Resources Medical Holdings Co., Ltd.	4,089,500	3,795,488
	China Resources Pharmaceutical Group, Ltd.	5,050,000	2,704,851
	China Resources Power Holdings Co., Ltd.	6,468,000	11,150,485
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	129,300	477,969
#	China Risun Group, Ltd.	979,000	626,933
	China Sanjiang Fine Chemicals Co., Ltd.	3,268,000	1,251,452
	China SCE Group Holdings, Ltd.	7,547,200	2,634,106
	China Science Publishing & Media, Ltd., Class A	175,900	215,024
#*	China Shanshui Cement Group, Ltd.	30,000	8,975
#*	China Shengmu Organic Milk, Ltd.	11,882,000	964,321
	China Shineway Pharmaceutical Group, Ltd.	1,676,200	1,697,795
	China Shuifa Singyes Energy Holdings, Ltd.	90,000	19,969
*	China Silver Group, Ltd.	5,550,000	448,594
	China South City Holdings, Ltd.	19,910,000	1,897,537
	China South Publishing & Media Group Co., Ltd., Class A	600,500	772,808

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Starch Holdings, Ltd.	7,505,000	$171,729
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	381,452
	China Suntien Green Energy Corp., Ltd., Class H	7,217,000	3,741,171
	China Taiping Insurance Holdings Co., Ltd.	6,356,400	8,929,183
#	China Tian Lun Gas Holdings, Ltd.	1,556,000	1,595,365
#*	China Tianrui Group Cement Co., Ltd.	256,000	193,042
*	China Tianying, Inc., Class A	657,100	425,405
	China Traditional Chinese Medicine Holdings Co., Ltd.	11,784,000	7,364,095
*	China Travel International Investment Hong Kong, Ltd.	10,819,900	1,557,098
*	China Tungsten And Hightech Materials Co., Ltd., Class A	101,300	225,388
#	China Vast Industrial Urban Development Co., Ltd.	2,122,000	774,990
#*	China Vered Financial Holding Corp., Ltd.	4,620,000	50,551
#	China Water Affairs Group, Ltd.	3,782,000	2,850,333
	China West Construction Group Co., Ltd., Class A	135,400	164,634
*	China Wood Optimization Holding, Ltd.	1,748,000	151,831
	China World Trade Center Co., Ltd., Class A	169,977	401,713
	China XLX Fertiliser, Ltd.	1,972,000	1,053,169
	China Yongda Automobiles Services Holdings, Ltd.	2,901,500	5,417,762
#	China Yuhua Education Corp., Ltd.	5,322,000	3,298,844
#*	China ZhengTong Auto Services Holdings, Ltd.	6,293,500	990,678
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	387,600	164,145
#*	China Zhongwang Holdings, Ltd.	8,794,400	1,768,163
	Chinasoft International, Ltd.	9,800,000	17,571,589
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	240,900	401,763
	Chongqing Department Store Co., Ltd., Class A	145,400	592,781
	Chongqing Dima Industry Co., Ltd., Class A	104,100	38,719
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	184,240	409,810
*	Chongqing Iron & Steel Co., Ltd., Class H	566,000	145,497
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	295,415
	Chongqing Rural Commercial Bank Co., Ltd., Class H	6,959,000	2,597,336
	Chongqing Zaisheng Technology Corp., Ltd., Class A	49,200	92,031
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	442,527
	Chow Tai Seng Jewellery Co., Ltd., Class A	217,500	618,817
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	172,249
	CIFI Ever Sunshine Services Group Ltd.	116,000	231,829
	CIFI Holdings Group Co., Ltd.	11,522,000	6,948,731
	CIMC Enric Holdings, Ltd.	3,204,000	3,101,194
*	Cinda Real Estate Co., Ltd., Class A	782,200	386,714
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	307,563
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,133,750	374,563
*	CITIC Resources Holdings, Ltd.	12,238,600	676,556
*	Citychamp Watch & Jewellery Group, Ltd.	7,880,000	1,481,169
	CMST Development Co., Ltd., Class A	585,300	475,558
	CNHTC Jinan Truck Co., Ltd., Class A	134,601	481,670
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	50,500	134,814
	COFCO Biotechnology Co., Ltd., Class A	661,200	877,215
	COFCO Joycome Foods, Ltd.	3,458,000	1,006,416
	COFCO Sugar Holding Co., Ltd., Class A	155,600	210,935
#*	Cogobuy Group	2,557,000	771,315
#	Colour Life Services Group Co., Ltd.	2,071,604	670,117
#	Comba Telecom Systems Holdings, Ltd.	6,332,001	1,476,452
	Concord New Energy Group, Ltd.	26,854,964	1,971,765
	Consun Pharmaceutical Group, Ltd.	2,491,000	1,470,319
#*	Continental Aerospace Technologies Holding, Ltd.	22,083,722	392,143
*	Coolpad Group, Ltd.	12,064,000	419,324
	COSCO SHIPPING Development Co., Ltd., Class H	16,108,000	3,009,375
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	5,146,000	1,939,996
	COSCO SHIPPING International Hong Kong Co., Ltd.	3,405,000	1,113,800
	COSCO SHIPPING Ports, Ltd.	8,577,565	6,121,430

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Cosmo Lady China Holdings Co., Ltd.	3,097,000	$395,542
	CP Pokphand Co., Ltd.	28,288,594	2,876,251
	CPMC Holdings, Ltd.	2,556,000	1,449,016
*	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	289,024
#*	Crazy Sports Group, Ltd.	10,687,579	713,885
	CSG Holding Co., Ltd., Class A	371,280	559,175
	CSSC Science & Technology Co., Ltd., Class A	158,600	267,655
*	CT Environmental Group, Ltd.	18,320,000	150,405
	CTS International Logistics Corp., Ltd., Class A	195,520	391,941
#*	CWT International, Ltd.	24,080,000	245,047
*	Cybernaut International Holdings Co., Ltd.	3,760,000	120,833
	D&O Home Collection Co., Ltd., Class A	106,962	219,628
#	Da Ming International Holdings, Ltd.	880,000	367,373
#	DaFa Properties Group, Ltd.	497,000	392,566
	Dali Foods Group Co., Ltd.	3,298,000	1,786,791
	Dalian Bio-Chem Co., Ltd., Class A	60,476	119,141
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	149,889
	Dare Power Dekor Home Co., Ltd., Class A	112,600	207,624
	Dashang Co., Ltd., Class A	103,508	301,133
	Datang International Power Generation Co., Ltd., Class H	7,092,000	1,085,531
	Dawnrays Pharmaceutical Holdings, Ltd.	4,735,886	1,083,612
	Dazhong Transportation Group Co., Ltd., Class A	631,520	320,125
	Dazzle Fashion Co., Ltd., Class A	128,728	431,559
	DBG Technology Co., Ltd., Class A	213,483	413,419
	Deppon Logistics Co., Ltd., Class A	107,247	163,039
#	Dexin China Holdings Co., Ltd.	950,000	354,560
	DHC Software Co., Ltd., Class A	636,300	702,073
	Dian Diagnostics Group Co., Ltd., Class A	128,800	706,480
#	Differ Group Holding Co., Ltd.	11,956,000	3,782,249
	Digital China Group Co., Ltd., Class A	223,300	649,934
	Digital China Holdings, Ltd.	3,115,500	1,785,153
	Digital China Information Service Co., Ltd., Class A	276,264	556,506
	Dong-E-E-Jiao Co., Ltd., Class A	143,000	676,370
	Dongfang Electric Corp., Ltd., Class H	1,557,600	1,318,378
	Dongfang Electronics Co., Ltd., Class A	107,300	76,834
	Dongfeng Motor Group Co., Ltd., Class H	8,526,000	7,563,331
#	Dongjiang Environmental Co., Ltd., Class H	1,037,375	548,013
#	Dongyue Group, Ltd.	5,073,000	10,652,660
*	DouYu International Holdings, Ltd., ADR	339,335	1,367,520
	Dynagreen Environmental Protection Group Co., Ltd., Class H	1,777,000	784,917
	East Group Co., Ltd., Class A	307,000	498,015
*	Easy Visible Supply Chain Management Co., Ltd., Class A	358,700	140,511
*	E-Commodities Holdings, Ltd.	2,748,000	138,106
	Edifier Technology Co., Ltd., Class A	68,600	136,120
#	EEKA Fashion Holdings, Ltd.	25,500	34,422
	E-House China Enterprise Holdings, Ltd.	582,000	248,300
	Electric Connector Technology Co., Ltd., Class A	144,000	791,014
	Elion Energy Co., Ltd., Class A	826,663	453,916
#	Essex Bio-technology, Ltd.	1,256,000	1,079,537
	Eternal Asia Supply Chain Management, Ltd., Class A	459,200	387,388
*	EVA Precision Industrial Holdings, Ltd.	4,606,435	570,380
*	Everbright Jiabao Co., Ltd., Class A	647,600	265,199
*	EverChina International Holdings Co., Ltd.	13,020,000	313,226
*	Fang Holdings, Ltd., ADR	15,618	151,489
	Fangda Special Steel Technology Co., Ltd., Class A	334,800	397,398
*	Fangdd Network Group, Ltd.	9,226	15,869
#	Fanhua, Inc., Sponsored ADR	205,232	2,789,103
#	Fantasia Holdings Group Co., Ltd.	7,017,000	650,617
#	Far East Horizon, Ltd.	7,848,000	8,352,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co., Ltd., Class A	102,200	$85,918
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	240,400	741,204
	Fibocom Wireless, Inc., Class A	82,285	725,377
*	FIH Mobile, Ltd.	7,970,000	1,088,994
	Financial Street Holdings Co., Ltd., Class A	545,898	479,660
	FinVolution Group, ADR	233,569	1,525,206
#	First Tractor Co., Ltd., Class H	1,235,176	616,170
	Flat Glass Group Co., Ltd., Class H	102,000	456,140
	Focused Photonics Hangzhou, Inc., Class A	108,900	188,200
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	30,172	51,717
	FriendTimes, Inc.	458,000	121,099
	Fu Shou Yuan International Group, Ltd.	4,019,000	3,835,370
	Fufeng Group, Ltd.	8,262,600	2,647,876
	Fuguiniao Co., Ltd.	1,930,000	0
	Fujian Boss Software Development Co., Ltd., Class A	7,580	20,683
	Fujian Funeng Co., Ltd., Class A	180,494	319,681
	Fujian Green Pine Co., Ltd., Class A	69,400	166,142
	Fujian Longking Co., Ltd., Class A	172,500	225,911
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	289,569
	Fujian Star-net Communication Co., Ltd., Class A	134,073	577,985
#*	Fullshare Holdings, Ltd.	41,672,500	561,793
#	Fusen Pharmaceutical Co., Ltd.	141,000	46,182
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	347,803
	Gansu Qilianshan Cement Group Co., Ltd., Class A	149,233	222,920
	Gansu Shangfeng Cement Co., Ltd., Class A	268,601	648,492
	GCI Science & Technology Co., Ltd., Class A	60,800	130,833
#*	GCL New Energy Holdings, Ltd.	18,764,000	897,501
#*	GCL-Poly Energy Holdings, Ltd.	71,015,000	13,570,356
	Gemdale Properties & Investment Corp., Ltd.	25,746,000	2,782,333
	Gem-Year Industrial Co., Ltd., Class A	126,000	91,647
	Genertec Universal Medical Group Co., Ltd.	4,479,000	3,708,313
*	Genimous Technology Co., Ltd., Class A	330,115	274,556
*	Genscript Biotech Corp.	766,000	3,367,139
	Getein Biotech, Inc., Class A	124,783	368,153
*	Global Top E-Commerce Co., Ltd., Class A	517,700	180,194
*	Glorious Property Holdings, Ltd.	11,042,501	294,410
*	Glory Sun Financial Group, Ltd.	756,000	22,655
	Goldcard Smart Group Co., Ltd.	147,600	273,337
	Golden Eagle Retail Group, Ltd.	2,637,000	2,322,574
	Golden Throat Holdings Group Co., Ltd.	863,500	203,601
*	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	27,682
	GoldenHome Living Co., Ltd., Class A	52,892	277,644
	Goldenmax International Technology, Ltd., Class A	100,400	255,811
	Goldlion Holdings, Ltd.	1,322,962	299,341
	Goldpac Group, Ltd.	1,565,000	320,496
#*	GOME Retail Holdings, Ltd.	34,090,000	3,724,946
*	Gosuncn Technology Group Co., Ltd., Class A	352,291	264,794
*	Grand Baoxin Auto Group, Ltd.	3,251,992	485,334
	Grandblue Environment Co., Ltd., Class A	165,095	555,843
*	Grandjoy Holdings Group Co., Ltd., Class A	434,500	217,705
	Greattown Holdings, Ltd., Class A	778,800	411,841
	Greatview Aseptic Packaging Co., Ltd.	4,593,000	1,951,052
*	Gree Real Estate Co., Ltd., Class A	436,440	505,660
	Greenland Hong Kong Holdings, Ltd.	5,123,000	1,254,448
#	Greentown China Holdings, Ltd.	3,787,648	4,183,463
	Greentown Service Group Co., Ltd.	6,032,000	6,566,567
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	585,600	466,675
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	455,500	353,852
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	197,000	230,570

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Great River Smarter Logistics Co., Ltd., Class A	19,600	$51,155
*	Guangdong HEC Technology Holding Co., Ltd., Class A	592,700	485,207
	Guangdong Highsun Group Co., Ltd., Class A	256,300	74,005
	Guangdong Hongda Blasting Co., Ltd., Class A	158,325	768,529
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	289,623
	Guangdong Land Holdings, Ltd.	1,862,800	218,625
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	282,900	294,211
	Guangdong Shirongzhaoye Co., Ltd., Class A	333,100	307,290
	Guangdong Sirio Pharma Co., Ltd., Class A	6,200	61,948
	Guangdong South New Media Co., Ltd., Class A	22,400	163,594
	Guangdong Tapai Group Co., Ltd., Class A	239,500	348,306
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	154,730	500,902
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	227,990
*	Guanghui Energy Co., Ltd., Class A	1,320,600	823,636
*	Guangshen Railway Co., Ltd., Class H	6,744,000	1,164,589
	Guangxi Liugong Machinery Co., Ltd., Class A	494,020	559,909
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	371,769
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,358,080	684,315
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	464,000	1,254,538
*	Guangzhou GRG Metrology & Test Co., Ltd., Class A	55,600	312,681
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	777,495
	Guangzhou KDT Machinery Co., Ltd., Class A	34,259	161,338
	Guangzhou R&F Properties Co., Ltd., Class H	6,025,200	5,287,189
	Guangzhou Restaurant Group Co., Ltd., Class A	38,540	129,134
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	17,951	188,398
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	72,000	104,745
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	345,518
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	212,246
	Guizhou Gas Group Corp., Ltd., Class A	223,900	311,687
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	649,500	743,499
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	375,417
#	Guolian Securities Co., Ltd., Class H	1,395,500	601,764
	Guomai Technologies, Inc., Class A	185,400	166,744
	Guorui Properties, Ltd.	5,246,000	226,199
*	Guosheng Financial Holding, Inc., Class A	224,100	323,651
*	Haichang Ocean Park Holdings, Ltd.	6,292,000	626,144
#*	Hailiang Education Group, Inc., ADR	32,567	1,146,358
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	27,580	71,236
*	Hainan Development Holdings Nanhai Co., Ltd., Class A	87,000	197,512
*	Hainan Meilan International Airport Co., Ltd., Class H	689,000	2,213,067
	Hainan Ruize New Building Material Co., Ltd., Class A	256,900	151,702
	Hainan Strait Shipping Co., Ltd., Class A	846,397	750,412
	Haisco Pharmaceutical Group Co., Ltd., Class A	18,600	58,026
	Haitian International Holdings, Ltd.	2,659,000	9,725,922
#	Haitong UniTrust International Leasing Co., Ltd., Class H	302,000	44,175
	Hand Enterprise Solutions Co., Ltd., Class A	189,200	198,430
	Hangcha Group Co., Ltd., Class A	239,388	586,358
	Hangjin Technology Co., Ltd., Class A	262,000	1,396,031
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	266,520
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	844,386	510,960
	Hangzhou Century Co., Ltd., Class A	323,800	362,284
*	Harbin Bank Co., Ltd., Class H	1,742,000	208,269
	Harbin Boshi Automation Co., Ltd., Class A	362,200	695,817
	Harbin Electric Co., Ltd., Class H	3,939,413	989,628
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	509,600	197,606
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	399,717
	HBIS Resources Co., Ltd., Class A	93,200	265,361
#*	HC Group, Inc.	2,529,000	261,581
	Health and Happiness H&H International Holdings, Ltd.	1,003,500	3,599,814

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Chengde Lolo Co., Class A	368,379	$556,102
	Hebei Construction Group Corp., Ltd., Class H	105,000	28,282
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	194,400	635,916
	Hello Group, Inc.	550,531	6,821,079
	Henan Lingrui Pharmaceutical Co., Class A	160,300	249,422
	Henan Pinggao Electric Co., Ltd., Class A	342,000	345,649
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	27,909
	Henan Yuguang Gold & Lead Co., Ltd., Class A	96,200	87,284
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	433,460
	Henderson Investment, Ltd.	2,432,000	128,395
	Hengan International Group Co., Ltd.	1,352,000	8,019,604
#*	Hengdeli Holdings, Ltd.	12,009,399	479,155
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	135,300	319,688
	Hexing Electrical Co., Ltd., Class A	192,590	371,825
*	Hi Sun Technology China, Ltd.	9,333,000	1,562,996
	Hisense Home Appliances Group Co., Ltd., Class H	1,608,000	1,873,149
*	Holitech Technology Co., Ltd., Class A	776,200	437,934
	Hongda Xingye Co., Ltd., Class A	406,500	295,533
*	Honghua Group, Ltd.	13,706,000	378,771
*	Hongli Zhihui Group Co., Ltd., Class A	45,700	97,921
	Honworld Group, Ltd.	1,105,500	327,547
#	Hope Education Group Co., Ltd.	9,156,000	1,722,131
	Hopson Development Holdings, Ltd.	2,628,500	8,711,063
	Hosa International, Inc.	3,700,000	25,901
*	Hua Hong Semiconductor, Ltd.	2,037,000	12,908,593
	Huaan Securities Co., Ltd., Class A	847,366	667,156
#	Huabao International Holdings, Ltd.	899,000	2,069,888
#	Huadian Power International Corp., Ltd., Class H	7,070,000	1,954,561
	Huafa Industrial Co., Ltd. Zhuhai, Class A	639,800	568,610
*	Huafon Microfibre Shanghai Technology Co., Ltd.	475,200	377,557
*	Huafu Fashion Co., Ltd., Class A	522,852	405,841
	Huagong Tech Co., Ltd., Class A	166,700	725,161
	Huaneng Power International, Inc., Class H	652,000	221,486
#*	Huanxi Media Group, Ltd.	2,790,000	647,370
	Huapont Life Sciences Co., Ltd., Class A	498,900	417,597
*	Huawen Media Group, Class A	613,800	220,355
	Huaxi Holdings Co., Ltd.	480,000	160,668
#	Huazhong In-Vehicle Holdings Co., Ltd.	2,382,000	615,793
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	947,169	488,955
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	254,889	597,547
*	Hubei Kaile Science & Technology Co., Ltd., Class A	205,500	146,012
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	150,778	571,741
*	Huishang Bank Corp., Ltd., Class H	34,000	11,205
	Hunan Aihua Group Co., Ltd., Class A	154,787	837,881
*	Hunan Gold Corp., Ltd., Class A	244,800	329,869
	Hunan New Wellful Co., Ltd., Class A	263,400	248,114
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	380,500	611,880
#*	HUYA, Inc., ADR	319,901	4,091,534
	Hytera Communications Corp., Ltd., Class A	439,400	303,217
*	HyUnion Holding Co., Ltd., Class A	258,400	209,465
*	iDreamSky Technology Holdings, Ltd.	1,278,400	1,033,102
	IKD Co., Ltd., Class A	147,500	305,189
	IMAX China Holding, Inc.	647,100	894,691
	Infore Environment Technology Group Co., Ltd., Class A	392,300	377,443
#*	Inke, Ltd.	267,000	58,568
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	1,912,700	688,440
*	Inner Mongolia Xingye Mining Co., Ltd., Class A	135,400	195,959
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	356,412
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	907,971

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Innuovo Technology Co., Ltd., Class A	364,600	$338,596
*	Inspur International, Ltd.	1,576,000	528,073
*	Inspur Software Co., Ltd., Class A	10,900	21,887
*	International Alliance Financial Leasing Co., Ltd.	894,000	319,459
	IReader Technology Co., Ltd., Class A	80,700	279,962
*	IRICO Group New Energy Co., Ltd., Class H	75,900	323,147
	Jack Sewing Machine Co., Ltd., Class A	137,400	539,937
	Jiajiayue Group Co., Ltd., Class A	136,899	311,568
	Jiangling Motors Corp., Ltd., Class A	152,600	438,717
	Jiangnan Group, Ltd.	13,956,000	691,639
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	538,729
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	537,200	490,172
*	Jiangsu Etern Co., Ltd., Class A	132,100	71,779
	Jiangsu Expressway Co., Ltd., Class H	1,368,000	1,461,624
	Jiangsu Guomao Reducer Co., Ltd., Class A	30,500	198,950
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	1,143,669
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	202,900	507,463
*	Jiangsu Hoperun Software Co., Ltd., Class A	77	459
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	878,520	510,489
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	307,299
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	202,704
	Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	8,500	37,250
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	1,208,131
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	258,500	530,402
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	241,452	405,304
	Jiangsu Shagang Co., Ltd., Class A	433,900	478,209
	Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	145,000	421,413
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	625,009	519,605
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	767,700	543,121
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,256,600	624,740
	Jiangxi Bank Co., Ltd., Class H	25,500	10,826
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	131,600	284,759
	Jiangxi Wannianqing Cement Co., Ltd., Class A	102,200	161,707
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	362,188
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	129,800	179,098
*	Jiayin Group, Inc., ADR	8,232	32,763
	Jiayuan International Group, Ltd.	5,358,834	2,084,821
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	232,000	534,336
*	Jilin Electric Power Co., Ltd., Class A	866,200	750,238
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	121,549	38,611
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	177,331
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	2,064,733
	Jinduicheng Molybdenum Co., Ltd., Class A	443,920	485,235
	Jingrui Holdings, Ltd.	2,160,000	731,161
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	356,049
#*	JinkoSolar Holding Co., Ltd., ADR	168,450	9,077,770
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	722,972	894,552
	Jinneng Science&Technology Co., Ltd., Class A	176,300	438,996
	Jinyu Bio-Technology Co., Ltd., Class A	89,200	245,456
	Jinyuan EP Co., Ltd., Class A	145,600	143,355
	Jiuzhitang Co., Ltd., Class A	287,600	405,415
	Jizhong Energy Resources Co., Ltd., Class A	1,082,100	675,264
	JL Mag Rare-Earth Co., Ltd., Class A	116,473	735,956
	JNBY Design, Ltd.	892,000	1,869,699
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	261,100	477,403
	Jointo Energy Investment Co., Ltd. Hebei, Class A	697,596	478,431
	Joy City Property, Ltd.	19,994,000	1,095,977
#	JOYY, Inc., ADR	129,276	6,909,802
	JSTI Group, Class A	213,888	207,240

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ju Teng International Holdings, Ltd.	4,732,000	$982,967
	Jushri Technologies, Inc., Class A	34,120	181,476
	Jutal Offshore Oil Services, Ltd.	124,000	15,028
*	Kai Yuan Holdings, Ltd.	11,360,000	52,529
	Kaisa Group Holdings, Ltd.	12,705,142	3,451,149
#	Kaisa Prosperity Holdings, Ltd.	174,250	572,639
	Kaiser China Cultural Co., Ltd., Class A	75,900	91,686
	Kaishan Group Co., Ltd., Class A	377,100	813,187
*	Kangda International Environmental Co., Ltd.	3,143,000	267,155
#*	Kasen International Holdings, Ltd.	3,137,000	339,008
	Keda Industrial Group Co., Ltd., Class A	71,400	208,041
	Kehua Data Co., Ltd., Class A	7,400	30,276
	Kinetic Mines and Energy, Ltd.	468,000	36,212
	Kingboard Holdings, Ltd.	2,738,421	14,346,806
	Kingboard Laminates Holdings, Ltd.	4,223,000	8,471,064
	KingClean Electric Co., Ltd., Class A	39,260	181,397
	Kingsoft Corp., Ltd.	2,581,600	12,079,903
	Konfoong Materials International Co., Ltd., Class A	65,258	557,150
	Konka Group Co., Ltd., Class A	570,684	527,088
	KPC Pharmaceuticals, Inc., Class A	259,500	371,963
	Kunlun Energy Co., Ltd.	13,120,000	11,342,874
	Kunlun Tech Co., Ltd., Class A	253,855	667,457
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	167,800	235,290
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	78,245	175,333
	KWG Group Holdings, Ltd.	5,240,950	5,751,884
	KWG Living Group Holdings, Ltd.	3,815,225	3,649,252
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	310,200	301,302
	Lao Feng Xiang Co., Ltd., Class A	57,200	422,423
	Laobaixing Pharmacy Chain JSC, Class A	84,301	572,107
*	Launch Tech Co., Ltd., Class H	20,000	10,457
	Lee & Man Chemical Co., Ltd.	982,785	759,719
	Lee & Man Paper Manufacturing, Ltd.	5,575,000	4,162,883
	Lee's Pharmaceutical Holdings, Ltd.	1,170,500	600,196
	Legend Holdings Corp., Class H	1,679,100	2,391,535
	Leo Group Co., Ltd., Class A	1,240,642	448,685
*	LexinFintech Holdings, Ltd., ADR	381,251	2,996,633
	Leyard Optoelectronic Co., Ltd., Class A	530,700	783,448
	LianChuang Electronic Technology Co., Ltd., Class A	315,648	852,166
	Liaoning Port Co., Ltd., Class H	238,000	22,068
	Lier Chemical Co., Ltd., Class A	168,700	813,931
*	Lifestyle China Group, Ltd.	1,804,000	266,651
*	Lifetech Scientific Corp.	15,806,000	8,846,954
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	176,428
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	239,212
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	697,003	2,630,785
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	34,000	94,960
	LK Technology Holdings, Ltd.	340,000	797,115
	Logan Group Co., Ltd.	790,000	841,814
	Loncin Motor Co., Ltd., Class A	724,300	373,229
	Long Yuan Construction Group Co., Ltd., Class A	398,400	258,254
	Longhua Technology Group Luoyang Co., Ltd., Class A	18,800	24,300
	Longshine Technology Group Co., Ltd., Class A	174,200	490,873
	Lonking Holdings, Ltd.	8,606,000	2,682,254
	Luenmei Quantum Co., Ltd., Class A	255,200	337,203
	Luolai Lifestyle Technology Co., Ltd., Class A	96,240	169,932
	Luoniushan Co., Ltd., Class A	181,128	188,854
#*	Luoyang Glass Co., Ltd., Class H	454,000	743,798
#	Luye Pharma Group, Ltd.	7,602,500	4,088,815

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LVGEM China Real Estate Investment Co., Ltd.	2,058,000	$484,297
	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,889,913
	Maccura Biotechnology Co., Ltd., Class A	116,061	648,442
*	Macrolink Culturaltainment Development Co., Ltd., Class A	682,438	214,812
#*	Maoyan Entertainment	953,000	1,204,060
*	Maoye International Holdings, Ltd.	3,854,000	158,358
*	Markor International Home Furnishings Co., Ltd., Class A	520,780	300,757
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	147,525	577,593
*	Meitu, Inc.	7,429,000	1,500,073
	Metallurgical Corp. of China, Ltd., Class H	98,000	29,921
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	5,600	76,801
	Min Xin Holdings, Ltd.	744,000	379,290
*	Mingfa Group International Co., Ltd.	5,453,000	369,196
	Minmetals Land, Ltd.	8,270,000	839,427
	Minsheng Education Group Co., Ltd.	780,000	115,326
	Minth Group, Ltd.	3,117,000	13,181,897
	MLS Co., Ltd., Class A	310,100	779,626
*	MMG, Ltd.	10,970,999	5,594,572
*	MOBI Development Co., Ltd.	1,753,000	90,368
	Modern Land China Co., Ltd.	5,136,800	421,995
*	Montnets Cloud Technology Group Co., Ltd., Class A	189,142	676,037
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,065,200	267,372
	MYS Group Co., Ltd., Class A	215,887	108,442
#*	Nan Hai Corp., Ltd.	24,100,000	164,907
	NanJi E-Commerce Co., Ltd., Class A	443,100	704,514
	Nanjing Iron & Steel Co., Ltd., Class A	1,231,300	714,830
*	Nanjing Sample Technology Co., Ltd., Class H	82,500	52,987
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	224,500	313,285
*	Natural Food International Holding, Ltd.	314,000	18,639
*	Nature Home Holding Co., Ltd.	1,627,000	328,695
	NetDragon Websoft Holdings, Ltd.	995,000	2,323,579
*	New Century Healthcare Holding Co., Ltd.	35,000	5,171
*	New World Department Store China, Ltd.	1,787,462	296,855
	Newland Digital Technology Co., Ltd., Class A	251,800	602,433
	Nexteer Automotive Group, Ltd.	3,760,000	4,699,265
	Nine Dragons Paper Holdings, Ltd.	6,927,000	8,740,407
	Ningbo Huaxiang Electronic Co., Ltd., Class A	86,038	258,061
*	Ningbo Jifeng Auto Parts Co., Ltd., Class A	14,600	20,202
	Ningbo Joyson Electronic Corp., Class A	146,100	574,354
	Ningbo Orient Wires & Cables Co., Ltd., Class A	217,575	833,110
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	257,200	571,102
	Ningbo Yunsheng Co., Ltd., Class A	340,100	545,885
	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	363,922
#*	Niu Technologies, Sponsored ADR	147,933	3,787,085
*	Noah Holdings, Ltd., Sponsored ADR	144,548	5,579,553
	Norinco International Cooperation, Ltd., Class A	269,374	302,078
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	336,808
	Northeast Pharmaceutical Group Co., Ltd., Class A	218,903	174,481
	Northeast Securities Co., Ltd., Class A	474,610	573,404
	NSFOCUS Technologies Group Co., Ltd., Class A	167,948	586,652
#*	NVC International Holdings, Ltd.	1,770,000	43,700
*	Oceanwide Holdings Co., Ltd., Class A	564,577	174,293
	Offshore Oil Engineering Co., Ltd., Class A	875,267	558,336
	OFILM Group Co., Ltd., Class A	511,196	584,209
	Opple Lighting Co., Ltd., Class A	80,030	307,306
	ORG Technology Co., Ltd., Class A	630,320	505,543
*	Orient Group, Inc., Class A	758,900	340,354
*	Ourpalm Co., Ltd., Class A	789,500	466,774
*	Overseas Chinese Town Asia Holdings, Ltd.	950,183	178,468

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Pacific Online, Ltd.	1,798,365	$397,636
*	Pacific Securities Co., Ltd. (The), Class A	1,476,371	712,841
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,541,800	1,126,993
	PCI Technology Group Co., Ltd., Class A	602,240	700,844
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	2,002,270	701,345
#	Perennial Energy Holdings, Ltd.	1,325,000	255,830
	PhiChem Corp., Class A	215,026	732,721
#*	Phoenix Media Investment Holdings, Ltd.	6,230,000	433,860
	Phoenix New Media, Ltd., ADR	122,670	166,831
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	712,948	768,171
*	Polaris Bay Group Co., Ltd., Class A	155,400	225,675
	Poly Property Group Co., Ltd.	9,753,000	2,375,000
	Poly Property Services Co., Ltd., Class H	377,000	2,130,788
*	Pou Sheng International Holdings, Ltd.	11,616,806	2,316,636
	Powerlong Real Estate Holdings, Ltd.	5,244,000	3,547,944
#	Prinx Chengshan Holding, Ltd.	78,500	83,530
#	PW Medtech Group, Ltd.	3,468,000	571,248
	Q Technology Group Co., Ltd.	1,827,000	3,128,173
	Qianhe Condiment and Food Co., Ltd., Class A	172,080	640,135
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	167,420
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	158,122	441,107
	Qingdao Gon Technology Co., Ltd., Class A	87,300	313,854
	Qingdao Hanhe Cable Co., Ltd., Class A	594,000	335,452
	Qingdao Port International Co., Ltd., Class H	711,000	366,201
	Qingdao Rural Commercial Bank Corp., Class A	1,140,700	687,935
	Qingdao Topscomm Communication, Inc., Class A	182,700	222,433
	Qingling Motors Co., Ltd., Class H	3,996,000	848,501
#	Qinhuangdao Port Co., Ltd., Class H	3,011,500	472,558
*	Qudian, Inc., Sponsored ADR	96,525	174,710
	Qunxing Paper Holdings Co., Ltd.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	356,250	324,773
	Raisecom Technology Co., Ltd., Class A	133,429	148,140
	Rastar Group, Class A	295,400	142,080
	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	306,397
*	Realord Group Holdings, Ltd.	1,214,000	1,718,596
	Red Avenue New Materials Group Co., Ltd., Class A	8,900	103,792
*	Red Star Macalline Group Corp., Ltd., Class H	745,720	438,587
#	Redco Properties Group, Ltd.	5,190,000	1,483,390
#	Redsun Properties Group, Ltd.	1,122,000	330,775
	Renhe Pharmacy Co., Ltd., Class A	409,700	626,476
	REXLot Holdings, Ltd.	98,652,252	49,509
	Rianlon Corp., Class A	14,400	80,402
*	RISE Education Cayman, Ltd., ADR	5,398	6,532
	Risen Energy Co., Ltd., Class A	172,100	538,310
	RiseSun Real Estate Development Co., Ltd., Class A	739,500	521,778
#	Road King Infrastructure, Ltd.	1,241,000	1,446,338
	Rongan Property Co., Ltd., Class A	916,500	338,596
#	Ronshine China Holdings, Ltd.	2,708,000	1,406,335
	Runjian Co., Ltd., Class A	50,400	220,232
*	RYB Education, Inc., ADR	1,970	6,580
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	321,008	192,627
	Sanquan Food Co., Ltd., Class A	150,700	356,167
	Sansteel Minguang Co., Ltd. Fujian, Class A	736,394	1,013,668
	Sanxiang Impression Co., Ltd., Class A	36,100	17,915
	Sany Heavy Equipment International Holdings Co., Ltd.	4,624,000	5,075,679
*	Saurer Intelligent Technology Co., Ltd., Class A	417,200	160,307
	Sealand Securities Co., Ltd., Class A	1,120,580	679,775
	Seazen Group, Ltd.	7,986,000	5,944,579
*	Secoo Holding, Ltd., ADR	64,187	121,955

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	S-Enjoy Service Group Co., Ltd.	905,000	$2,067,129
	SGIS Songshan Co., Ltd., Class A	836,400	620,352
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	458,593
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	586,000	874,513
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	152,200	475,212
#	Shandong Chenming Paper Holdings, Ltd., Class H	1,649,750	891,618
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	120,300	512,573
	Shandong Humon Smelting Co., Ltd., Class A	230,600	421,583
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	255,500	356,940
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	68,500	141,631
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	312,400	186,678
	Shandong New Beiyang Information Technology Co., Ltd., Class A	207,300	275,134
	Shandong Publishing & Media Co., Ltd., Class A	206,500	168,001
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,164,000	3,882,691
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	698,400	343,494
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	229,890	353,272
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,366,956	402,632
	Shanghai AJ Group Co., Ltd., Class A	426,800	427,390
	Shanghai Belling Co., Ltd., Class A	107,946	587,578
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	72,646	175,857
	Shanghai Electric Power Co., Ltd., Class A	403,734	423,934
	Shanghai Environment Group Co., Ltd., Class A	184,073	318,732
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	144,565	349,073
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	630,000	2,538,338
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,347,000	760,505
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	26,000	221,523
	Shanghai Hanbell Precise Machinery Co., Ltd., Class A	83,000	318,427
	Shanghai Haohai Biological Technology Co., Ltd., Class H	77,900	816,653
	Shanghai Industrial Development Co., Ltd., Class A	447,650	281,759
	Shanghai Industrial Holdings, Ltd.	1,916,000	2,925,466
	Shanghai Industrial Urban Development Group, Ltd.	12,363,000	1,052,341
	Shanghai Jin Jiang Capital Co., Ltd., Class H	7,560,000	1,564,912
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	179,421	322,808
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	356,262
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	123,434	276,990
	Shanghai Moons' Electric Co., Ltd., Class A	12,560	32,832
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,888,900	4,031,290
	Shanghai Pudong Construction Co., Ltd., Class A	391,992	368,100
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	19,300	96,741
	Shanghai Shimao Co., Ltd., Class A	507,000	261,258
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	477,679
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	154,743
	Shanghai Tunnel Engineering Co., Ltd., Class A	778,950	589,195
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	127,500	268,656
	Shanghai Wanye Enterprises Co., Ltd., Class A	198,172	790,061
	Shanghai Weaver Network Co., Ltd., Class A	46,505	510,353
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	243,439
	Shanxi Blue Flame Holding Co., Ltd., Class A	335,600	302,373
	Shanxi Coking Co., Ltd., Class A	437,317	333,235
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	417,207
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	49,964	97,021
	Shanxi Securities Co., Ltd., Class A	691,410	674,914
	Shanying International Holding Co., Ltd., Class A	1,207,015	602,368
#	Sheng Ye Capital, Ltd.	545,000	657,204
*	Shengda Resources Co., Ltd., Class A	221,907	460,199
	Shenguan Holdings Group, Ltd.	1,628,000	87,842
	Shenzhen Agricultural Products Group Co., Ltd., Class A	615,280	529,704
*	Shenzhen Airport Co., Ltd., Class A	609,400	657,817
	Shenzhen Aisidi Co., Ltd., Class A	254,900	374,203

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Anche Technologies Co., Ltd., Class A	41,100	$154,896
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	272,700	126,380
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	225,002
	Shenzhen Changhong Technology Co., Ltd., Class A	68,900	241,176
	Shenzhen Comix Group Co., Ltd., Class A	202,801	252,342
	Shenzhen Das Intellitech Co., Ltd., Class A	657,611	379,575
	Shenzhen Desay Battery Technology Co., Class A	113,098	727,081
	Shenzhen Ellassay Fashion Co., Ltd., Class A	45,900	103,159
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	228,018	628,662
	Shenzhen Expressway Co., Ltd., Class H	3,146,400	2,973,074
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	307,384	699,417
	Shenzhen FRD Science & Technology Co., Ltd.	96,700	324,458
	Shenzhen Gas Corp., Ltd., Class A	100,500	112,504
	Shenzhen Gongjin Electronics Co., Ltd., Class A	192,000	290,452
*	Shenzhen Grandland Group Co., Ltd., Class A	272,300	104,225
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	182,600	745,762
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	295,500	361,122
	Shenzhen Heungkong Holding Co., Ltd., Class A	1,466,160	402,646
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	159,993
	Shenzhen International Holdings, Ltd.	4,956,314	6,533,055
	Shenzhen Investment Holdings Co., Ltd.	33,500	12,594
	Shenzhen Investment, Ltd.	16,069,720	4,516,000
	Shenzhen Jinjia Group Co., Ltd., Class A	294,200	446,957
	Shenzhen Kedali Industry Co., Ltd., Class A	26,000	473,458
	Shenzhen Kinwong Electronic Co., Ltd., Class A	144,374	662,343
	Shenzhen Kstar Science And Technology Co., Ltd., Class A	50,400	220,651
	Shenzhen Laibao Hi-tech Co., Ltd., Class A	30,700	47,108
	Shenzhen Megmeet Electrical Co., Ltd., Class A	152,428	733,439
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	965,200	475,797
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	148,801
*	Shenzhen SDG Information Co., Ltd., Class A	279,020	319,357
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	228,004
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	395,159
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	299,700	698,443
	Shenzhen Tagen Group Co., Ltd., Class A	317,710	243,296
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	288,460
	Shenzhen World Union Group, Inc., Class A	613,800	708,566
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	342,768	270,617
	Shenzhen Yinghe Technology Co., Ltd., Class A	127,800	534,196
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	213,200	347,240
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	281,134
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,098,800	891,092
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	362,300	472,043
	Shimao Group Holdings, Ltd.	1,255,000	2,477,237
	Shinva Medical Instrument Co., Ltd., Class A	138,680	435,238
	Shoucheng Holdings, Ltd.	8,195,600	1,847,244
	Shougang Fushan Resources Group, Ltd.	10,609,128	2,676,922
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	235,361
*	Shui On Land, Ltd.	16,384,143	2,617,194
*	Siasun Robot & Automation Co., Ltd., Class A	174,800	301,980
*	Sichuan Development Lomon Co., Ltd., Class A	144,200	245,236
	Sichuan Expressway Co., Ltd., Class H	4,548,000	1,013,412
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	870,925
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	103,000	276,171
	Sichuan Languang Development Co., Ltd., Class A	988,771	364,982
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	532,622
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	290,898
	Sieyuan Electric Co., Ltd., Class A	56,300	249,224
	Sihuan Pharmaceutical Holdings Group, Ltd.	15,418,000	5,248,316

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Silver Grant International Holdings Group, Ltd.	6,506,000	$510,176
	Sino Wealth Electronic, Ltd., Class A	103,050	1,112,969
	Sinocare, Inc., Class A	108,400	506,442
	Sinochem International Corp., Class A	391,600	469,156
	Sinofert Holdings, Ltd.	9,585,327	1,665,398
*	Sino-I Technology, Ltd.	3,950,000	22,288
*	Sinolink Worldwide Holdings, Ltd.	15,827,440	581,038
	Sinoma International Engineering Co., Class A	296,600	488,492
	Sinomach Automobile Co., Ltd., Class A	342,600	264,243
	Sino-Ocean Group Holding, Ltd.	13,717,000	2,863,539
	Sinopec Engineering Group Co., Ltd., Class H	6,311,500	3,598,225
	Sinopec Kantons Holdings, Ltd.	4,512,000	1,608,919
*	Sinopec Oilfield Service Corp., Class H	6,110,000	503,418
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	10,658,000	2,220,452
	Sinopharm Group Co., Ltd., Class H	3,232,000	8,474,997
	Sino-Platinum Metals Co., Ltd., Class A	96,142	412,947
	Sinosoft Technology Group, Ltd.	2,214,599	337,119
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	710,113
	Sinotrans, Ltd., Class H	8,654,000	3,201,428
	Sinotruk Hong Kong, Ltd.	2,594,500	4,447,577
	Skyfame Realty Holdings, Ltd.	15,148,000	1,791,979
	Skyworth Digital Co., Ltd., Class A	395,946	505,987
*	Skyworth Group, Ltd.	6,550,266	1,799,544
	Smoore International Holdings, Ltd.	15,232,000	43,318
*	Sogou, Inc., ADR	51,996	459,125
*	SOHO China, Ltd.	10,147,000	3,763,317
*	Sohu.com, Ltd., ADR	62,319	1,238,279
*	Solargiga Energy Holdings, Ltd.	984,000	57,098
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	264,027
*	South Manganese Investment, Ltd.	996,000	160,233
*	Sparkle Roll Group, Ltd.	7,624,000	192,306
*	SPT Energy Group, Inc.	488,000	15,605
	SSY Group, Ltd.	6,505,152	4,176,607
*	Starrise Media Holdings, Ltd.	1,336,000	23,389
*	Strait Innovation Internet Co., Ltd., Class A	147,000	117,455
	Suchuang Gas Corp., Ltd.	608,000	153,829
#	Sun King Technology Group, Ltd.	3,912,000	1,977,395
	Sun-Create Electronics Co., Ltd., Class A	50,300	286,084
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	455,167
	Sunfly Intelligent Technology Co., Ltd., Class A	101,700	182,883
*	Suning Universal Co., Ltd., Class A	239,300	214,249
	Sunresin New Materials Co., Ltd., Class A	77,942	1,078,403
#	Sunshine 100 China Holdings, Ltd.	940,000	139,075
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	224,279
*	Sunwave Communications Co., Ltd., Class A	190,000	155,328
	Suzhou Anjie Technology Co., Ltd., Class A	238,099	456,930
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	250,935
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	575,700	610,114
	Suzhou Good-Ark Electronics Co., Ltd., Class A	85,900	195,228
	Suzhou Keda Technology Co., Ltd., Class A	109,368	113,222
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	269,024
	Suzhou TFC Optical Communication Co., Ltd., Class A	144,900	764,946
	Symphony Holdings, Ltd.	7,930,000	909,497
	T&S Communications Co., Ltd., Class A	66,437	204,086
	Taiji Computer Corp., Ltd., Class A	168,856	608,012
	Tang Palace China Holdings, Ltd.	440,000	45,569
	Tangrenshen Group Co., Ltd., Class A	41,027	37,330
	Tangshan Jidong Cement Co., Ltd., Class A	267,486	493,091
	TangShan Port Group Co., Ltd., Class A	1,557,011	586,576

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	308,900	$590,416
*	Taung Gold International, Ltd.	60,770,000	202,889
	TCL Electronics Holdings, Ltd.	3,397,347	1,731,414
	Telling Telecommunication Holding Co., Ltd., Class A	73,200	95,381
	Ten Pao Group Holdings, Ltd.	524,000	154,407
#	Tenfu Cayman Holdings Co., Ltd.	289,000	197,018
	Three Squirrels, Inc., Class A	65,000	397,164
	Tian An China Investment Co., Ltd.	1,719,000	1,003,763
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	721,512
*	Tian Ge Interactive Holdings, Ltd.	2,352,000	370,935
*	Tian Shan Development Holding, Ltd.	1,854,000	453,385
#	Tiangong International Co., Ltd.	4,204,000	2,120,027
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	1,830,000	752,748
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	956,200	645,487
	Tianjin Development Holdings, Ltd.	2,298,000	463,315
	Tianjin Guangyu Development Co., Ltd., Class A	493,294	334,102
	Tianjin Port Development Holdings, Ltd.	12,226,800	912,464
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	19,900	79,397
	Tianli Education International Holdings, Ltd.	3,929,000	1,085,123
#	Tianneng Power International, Ltd.	2,966,048	5,691,143
*	Tianyun International Holdings, Ltd.	1,794,000	358,046
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	44,000	390,174
	Tibet Summit Resources Co., Ltd., Class A	294,000	1,173,825
	Tibet Tianlu Co., Ltd., Class A	122,100	120,039
#*	Tibet Water Resources, Ltd.	9,150,000	896,484
*	Time Watch Investments, Ltd.	1,286,000	133,556
	Times China Holdings, Ltd.	613,000	579,723
	Titan Wind Energy Suzhou Co., Ltd., Class A	244,800	417,887
	Tomson Group, Ltd.	2,541,054	610,387
	Tong Ren Tang Technologies Co., Ltd., Class H	2,701,000	1,991,504
*	Tongcheng-Elong Holdings, Ltd.	3,040,800	6,843,253
*	Tongda Group Holdings, Ltd.	20,040,000	762,748
*	Tongdao Liepin Group	161,400	298,342
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	207,421
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	245,400	420,576
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	129,155
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	363,380	527,620
	Tongyu Heavy Industry Co., Ltd., Class A	477,553	251,294
#	Top Spring International Holdings, Ltd.	1,539,500	255,439
	Topsec Technologies Group, Inc., Class A	194,227	550,025
	Towngas China Co., Ltd.	4,873,510	3,202,018
	Transfar Zhilian Co., Ltd., Class A	349,200	384,258
	TravelSky Technology, Ltd., Class H	2,921,000	4,962,133
#*	Trigiant Group, Ltd.	4,284,000	358,354
	Trony Solar Holdings Co., Ltd.	1,757,000	0
	Tsaker Chemical Group, Ltd.	1,314,500	253,890
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	970,900	310,222
*	Tuniu Corp., Sponsored ADR	148,809	300,594
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	252,750
	Unilumin Group Co., Ltd., Class A	335,700	494,314
	Uni-President China Holdings, Ltd.	5,500,000	5,530,029
#	United Energy Group, Ltd.	34,254,900	4,670,421
	Valiant Co., Ltd., Class A	168,551	473,868
	Vats Liquor Chain Store Management JSC, Ltd., Class A	75,700	390,888
	Vatti Corp., Ltd., Class A	376,947	404,692
*	VCredit Holdings, Ltd.	97,000	66,295
	Victory Giant Technology Huizhou Co., Ltd., Class A	227,600	882,707
#	Vinda International Holdings, Ltd.	1,399,000	3,951,655

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Virscend Education Co., Ltd.	563,000	$55,117
	Visual China Group Co., Ltd., Class A	68,400	118,070
	Wangfujing Group Co., Ltd., Class A	161,500	646,724
	Wangneng Environment Co., Ltd., Class A	94,545	237,044
	Wangsu Science & Technology Co., Ltd., Class A	594,400	571,671
	Want Want China Holdings, Ltd.	929,000	627,081
	Wanxiang Qianchao Co., Ltd., Class A	1,183,762	1,005,493
	Wasion Holdings, Ltd.	2,866,000	907,600
	Wasu Media Holding Co., Ltd., Class A	357,024	391,078
	Weifu High-Technology Group Co., Ltd., Class A	148,700	466,021
	Weiqiao Textile Co., Class H	1,986,000	626,354
	Wellhope Foods Co., Ltd., Class A	362,080	528,864
*	Wenzhou Kangning Hospital Co., Ltd., Class H	2,900	11,264
	West China Cement, Ltd.	10,280,000	1,536,426
	Western Region Gold Co., Ltd., Class A	204,600	363,033
	Wharf Holdings, Ltd. (The)	2,285,000	7,753,349
	Wisdom Education International Holdings Co., Ltd.	3,004,000	650,646
*	Wison Engineering Services Co., Ltd.	1,334,000	64,438
	Wolong Electric Group Co., Ltd., Class A	354,572	706,682
	Wondershare Technology Group Co., Ltd., Class A	6,600	52,318
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	211,499
	Wuhan Department Store Group Co., Ltd., Class A	234,382	382,236
	Wuhan Fingu Electronic Technology Co., Ltd., Class A	45,600	98,214
	Wuhan Jingce Electronic Group Co., Ltd., Class A	72,094	812,162
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	436,833
	Wuhu Token Science Co., Ltd., Class A	519,000	722,371
	Wuxi Taiji Industry Co., Ltd., Class A	380,700	551,198
*	XD, Inc.	220,600	1,402,267
	XGD, Inc., Class A	155,100	243,133
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,742,500	1,552,226
	Xiamen C & D, Inc., Class A	565,300	619,468
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	182,400	449,408
	Xiamen International Airport Co., Ltd., Class A	20,400	48,472
	Xiamen International Port Co., Ltd., Class H	4,430,000	478,948
	Xiamen ITG Group Corp., Ltd., Class A	489,000	538,325
	Xiamen Kingdomway Group Co., Class A	101,400	540,318
	Xiamen Meiya Pico Information Co., Ltd., Class A	235,566	687,249
	Xiamen Xiangyu Co., Ltd., Class A	569,400	636,015
	Xi'an Tian He Defense Technology Co., Ltd., Class A	16,100	46,882
	Xi'an Triangle Defense Co., Ltd., Class A	96,600	621,013
	Xiandai Investment Co., Ltd., Class A	421,994	258,486
	Xilinmen Furniture Co., Ltd., Class A	121,000	490,913
	Xingda International Holdings, Ltd.	6,538,861	1,372,915
	Xingfa Aluminium Holdings, Ltd.	481,000	758,578
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	164,519
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,130,103	1,378,769
	Xinhuanet Co., Ltd., Class A	21,800	56,592
	Xinjiang Communications Construction Group Co., Ltd., Class A	60,700	93,280
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,312,200	4,344,719
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	76,326
	Xinjiang Tianshan Cement Co., Ltd., Class A	354,200	671,677
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	86,188	238,961
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	295,300	526,795
#	Xinte Energy Co., Ltd., Class H	616,000	1,410,757
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	656,274
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	89,200	256,649
	Xinyi Energy Holdings, Ltd.	5,494,000	3,529,773
	Xinyu Iron & Steel Co., Ltd., Class A	577,800	701,303
	Xinyuan Real Estate Co., Ltd., ADR	229,646	477,664

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xtep International Holdings, Ltd.	5,708,141	$7,938,176
	Xuji Electric Co., Ltd., Class A	321,700	711,147
*	Xunlei, Ltd., ADR	206,625	752,115
	Yadea Group Holdings, Ltd.	4,366,000	7,513,549
*	YaGuang Technology Group Co., Ltd., Class A	278,300	546,977
*	Yanchang Petroleum International, Ltd.	12,940,000	94,596
	Yango Group Co., Ltd., Class A	888,400	601,914
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	73,300	663,800
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	36,600	175,491
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	173,113	498,277
	YanTai Shuangta Food Co., Ltd., Class A	319,000	558,291
	Yantai Tayho Advanced Materials Co., Ltd., Class A	156,934	498,300
	Yanzhou Coal Mining Co., Ltd., Class H	3,968,000	5,898,881
*	Yashili International Holdings, Ltd.	5,168,000	414,559
	YGSOFT, Inc., Class A	48,000	51,988
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,203,600	928,046
*	Yida China Holdings, Ltd.	1,148,000	141,034
	Yifan Pharmaceutical Co., Ltd., Class A	265,766	562,037
	Yihai International Holding, Ltd.	1,405,000	8,475,102
	Yijiahe Technology Co., Ltd., Class A	64,876	612,973
	Yincheng International Holding Co., Ltd.	26,000	10,136
	Yipinhong Pharmaceutical Co., Ltd., Class A	97,380	547,237
	Yip's Chemical Holdings, Ltd.	1,386,000	909,318
*	Yiren Digital, Ltd., Sponsored ADR	220,957	897,085
#*	Yixin Group, Ltd.	1,594,000	398,434
	Yixintang Pharmaceutical Group Co., Ltd., Class A	123,400	557,349
	Yotrio Group Co., Ltd., Class A	677,800	349,248
	Youzu Interactive Co., Ltd., Class A	314,800	664,008
	Yuexiu Property Co., Ltd.	5,958,456	5,548,313
	Yuexiu Transport Infrastructure, Ltd.	4,436,018	2,340,227
	Yunnan Copper Co., Ltd., Class A	370,272	780,735
	Yusys Technologies Co., Ltd., Class A	87,800	217,993
	Yuzhou Group Holdings Co., Ltd.	9,924,550	2,045,410
	ZBOM Home Collection Co., Ltd., Class A	100,588	408,407
#*	Zepp Health Corp., ADR	13,284	147,984
	Zhaojin Mining Industry Co., Ltd., Class H	3,917,000	3,828,898
	Zhejiang Communications Technology Co., Ltd.	463,200	356,377
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	409,518
	Zhejiang Crystal-Optech Co., Ltd., Class A	398,626	844,974
	Zhejiang Expressway Co., Ltd., Class H	6,240,000	5,268,104
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	222,400	476,998
#	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Hailiang Co., Ltd., Class A	362,081	638,365
	Zhejiang Hangmin Co., Ltd., Class A	354,400	255,885
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	430,830	505,196
	Zhejiang Huace Film & Television Co., Ltd., Class A	502,700	442,954
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	287,800	409,017
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	39,807
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	147,829	769,982
*	Zhejiang Jingu Co., Ltd., Class A	346,600	292,055
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	287,760	347,278
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	983,168	478,975
	Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	123,600	205,920
	Zhejiang Medicine Co., Ltd., Class A	338,800	838,272
	Zhejiang Meida Industrial Co., Ltd., Class A	223,540	519,028
	Zhejiang Narada Power Source Co., Ltd., Class A	172,700	386,092
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	397,956	233,873
	Zhejiang Runtu Co., Ltd., Class A	306,134	420,900
	Zhejiang Southeast Space Frame Co., Ltd., Class A	56,000	70,583

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	84,205	$358,359
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	666,933
	Zhejiang Wanliyang Co., Ltd., Class A	227,770	312,668
	Zhejiang Wanma Co., Ltd., Class A	44,400	49,730
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	222,600	381,104
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	973,692
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	53,762
	Zhejiang Yasha Decoration Co., Ltd., Class A	389,600	439,171
	Zhejiang Yinlun Machinery Co., Ltd., Class A	50,700	96,595
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,125,600	1,319,918
	Zhenro Properties Group, Ltd.	3,334,000	1,861,534
	Zhong An Group, Ltd.	13,063,800	623,399
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	302,007
	Zhongshan Public Utilities Group Co., Ltd., Class A	485,800	578,466
*	Zhongtian Financial Group Co., Ltd., Class A	1,398,576	471,058
#	Zhongyu Gas Holdings, Ltd.	1,899,306	1,629,564
#	Zhou Hei Ya International Holdings Co., Ltd.	2,730,500	2,367,592
	Zhuhai Bojay Electronics Co., Ltd., Class A	1,600	17,010
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	172,200	289,389
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	13,865,554
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	308,087	570,057
*	ZJBC Information Technology Co., Ltd., Class A	201,160	107,929
TOTAL CHINA			1,336,655,564
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	63,819	172,795
	Celsia SA ESP	2,125,125	2,214,996
	Cementos Argos SA	1,167,347	1,684,195
*	CEMEX Latam Holdings SA	765,979	720,945
*	Constructora Conconcreto SA	323,906	30,478
*	Corp. Financiera Colombiana SA	289,336	2,184,572
	Grupo Argos SA	10,006	26,034
	Grupo Nutresa SA	98,043	523,334
	Mineros SA	223,012	212,488
	Promigas SA ESP	10,240	17,705
TOTAL COLOMBIA			7,787,542
GREECE — (0.3%)
*	Aegean Airlines SA	141,875	908,445
	Athens Water Supply & Sewage Co. SA	102,231	956,562
	Autohellas Tourist and Trading SA	60,466	524,066
	Bank of Greece	115,124	2,119,327
*	Ellaktor SA	311,082	476,144
*	Fourlis Holdings SA	151,041	746,773
*	GEK Terna Holding Real Estate Construction SA	278,857	3,148,576
	Hellenic Exchanges - Athens Stock Exchange SA	212,243	1,004,672
	Holding Co. ADMIE IPTO SA	297,838	918,327
*	Intracom Holdings SA	75,007	161,067
*	LAMDA Development SA	141,364	1,412,839
	Mytilineos SA	75,986	1,409,438
*	Piraeus Financial Holdings SA	28,831	49,575
	Piraeus Port Authority SA	29,114	667,957
	Quest Holdings SA	667	11,930
	Sarantis SA	146,749	1,532,237
	Terna Energy SA	82,981	1,115,150
	Thessaloniki Port Authority SA	344	10,815
TOTAL GREECE			17,173,900

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
HONG KONG — (0.2%)
	Anxin-China Holdings, Ltd.	16,347,000	$0
#	Atlas Corp.	149,998	1,960,474
	China Huiyuan Juice Group, Ltd.	4,034,500	182,019
	Fiber Optic Center, Inc.	9,639,999	65,125
	Harmonicare Medical Holdings Ltd.	2,321,000	114,241
	Hua Han Health Industry Holdings, Ltd.	20,183,698	292,192
	Karce International Holdings Open	1,336,000	0
	Magnum Uranium Corp.	876,000	0
	My Medicare	6,950,000	38,546
	PAX Global Technology, Ltd.	3,392,000	3,679,409
	Realgold Resources Corp.	300,500	0
	SMI Culture & Travel Group Holdings, Ltd.	6,033,814	72,830
	Tech-Pro, Inc.	43,862,000	72,246
	Tenwow International Holdings, Ltd.	4,023,000	73,770
	Texhong Textile Group, Ltd.	571,500	835,595
*	Truly International Holdings, Ltd.	6,217,573	2,265,990
	Untrade Youyuan Holdings	2,698,070	0
	Zhuguang Holdings Group Co., Ltd.	6,908,000	1,386,143
TOTAL HONG KONG			11,038,580
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	1,550,527	2,194,144
#*	Opus Global Nyrt	302,678	238,755
	Richter Gedeon Nyrt	71,886	1,972,242
TOTAL HUNGARY			4,405,141
INDIA — (15.1%)
*	3M India, Ltd.	123	40,690
	Aarti Drugs, Ltd.	110,812	994,785
	Aarti Industries, Ltd.	480,830	6,072,316
	ABB India, Ltd.	1,078	24,578
	Abbott India, Ltd.	15,291	3,879,638
	ACC, Ltd.	42,618	1,374,126
	Accelya Solutions India, Ltd.	3,300	61,214
	Adani Enterprises, Ltd.	563,980	10,817,003
*	Adani Green Energy, Ltd.	385,255	4,536,258
*	Adani Power, Ltd.	2,993,477	3,867,198
	Adani Total Gas, Ltd.	50,749	618,321
*	Adani Transmission, Ltd.	278,279	3,325,143
*	Aditya Birla Capital, Ltd.	939,391	1,467,665
	Advanced Enzyme Technologies, Ltd.	180,273	962,474
	Aegis Logistics, Ltd.	508,694	2,190,768
	Agro Tech Foods, Ltd.	55,060	735,046
*	Ahluwalia Contracts India, Ltd.	24,323	127,922
*	AIA Engineering, Ltd.	201,931	5,433,092
	Ajanta Pharma, Ltd.	123,814	3,832,625
	Akzo Nobel India, Ltd.	51,163	1,557,366
	Alembic Pharmaceuticals, Ltd.	262,516	2,779,405
	Alembic, Ltd.	374,008	609,056
	Alkem Laboratories, Ltd.	7,618	354,690
	Alkyl Amines Chemicals	62,213	3,667,231
	Allcargo Logistics, Ltd.	227,668	605,993
	Amara Raja Batteries, Ltd.	170,639	1,656,614
*	Amber Enterprises India, Ltd.	9,759	391,929
	Amrutanjan Health Care, Ltd.	10,247	93,726
*	Amtek Auto, Ltd.	217,501	1,507
*	APL Apollo Tubes, Ltd.	157,045	3,692,050
	Apollo Hospitals Enterprise, Ltd.	12,140	658,535

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apollo Tyres, Ltd.	1,292,553	$3,892,166
*	Arvind Fashions, Ltd.	259,114	730,106
*	Arvind, Ltd.	521,810	734,954
*	Asahi India Glass, Ltd.	399,222	2,056,964
	Ashiana Housing, Ltd.	41,417	96,709
*	Ashok Leyland, Ltd.	356,215	636,067
*	Ashoka Buildcon, Ltd.	369,747	537,332
*	Aster DM Healthcare, Ltd.	23,797	52,247
	Astral, Ltd.	238,242	6,645,526
	AstraZeneca Pharma India, Ltd.	20,891	944,172
	Atul, Ltd.	60,277	7,316,520
*	AU Small Finance Bank, Ltd.	111,929	1,826,342
	Automotive Axles, Ltd.	22,283	433,280
	Avanti Feeds, Ltd.	176,442	1,515,570
	Bajaj Consumer Care, Ltd.	378,483	1,458,882
*	Bajaj Electricals, Ltd.	127,066	1,963,226
	Bajaj Holdings & Investment, Ltd.	65,297	3,527,762
	Balaji Amines, Ltd.	54,614	2,403,298
	Balkrishna Industries, Ltd.	183,485	5,881,052
	Balmer Lawrie & Co., Ltd.	303,460	553,231
	Balrampur Chini Mills, Ltd.	576,524	2,981,357
*	Bank of Maharashtra	986,206	292,258
	Bannari Amman Sugars, Ltd.	12,765	306,569
	BASF India, Ltd.	53,194	2,075,684
	Bata India, Ltd.	151,365	3,317,911
	Bayer CropScience, Ltd.	8,516	663,995
	BEML, Ltd.	44,668	785,056
*	BF Utilities, Ltd.	80,239	526,835
	Bhansali Engineering Polymers, Ltd.	217,589	550,331
	Bharat Dyanamics, Ltd.	18,219	103,239
	Bharat Electronics, Ltd.	1,795,899	4,458,052
	Bharat Forge, Ltd.	646,033	6,728,712
*	Bharat Heavy Electricals, Ltd.	3,799,586	3,046,939
	Bharat Rasayan, Ltd.	2,819	504,260
	Birla Corp., Ltd.	96,625	1,943,866
	Birlasoft, Ltd.	654,569	3,544,204
	Bliss Gvs Pharma, Ltd.	170,153	246,389
	Blue Dart Express, Ltd.	26,144	1,923,972
	Blue Star, Ltd.	60,155	682,579
*	Bodal Chemicals, Ltd.	82,131	131,615
*	Borosil Renewables, Ltd.	9,263	39,443
*	Brigade Enterprises, Ltd.	267,513	1,150,440
	BSE, Ltd.	74,598	1,254,239
*	Camlin Fine Sciences, Ltd.	13,806	35,003
	Can Fin Homes, Ltd.	177,846	1,293,548
*	Canara Bank	960,129	1,973,625
*	Capacit'e Infraprojects, Ltd.	15,657	48,429
	Caplin Point Laboratories, Ltd.	92,325	1,095,870
	Carborundum Universal, Ltd.	256,110	2,339,662
	Care Ratings, Ltd.	33,116	323,144
	Castrol India, Ltd.	540,366	1,005,981
	CCL Products India, Ltd.	318,730	1,885,677
*	Ceat, Ltd.	96,456	1,754,482
	Central Depository Services India, Ltd.	209,455	3,759,306
*	Century Plyboards India, Ltd.	272,723	1,550,893
	Century Textiles & Industries, Ltd.	129,847	1,402,274
	Cera Sanitaryware, Ltd.	24,551	1,473,295
	CESC, Ltd.	276,443	3,112,960
*	CG Power and Industrial Solutions, Ltd.	288,948	302,958

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Chambal Fertilizers & Chemicals, Ltd.	574,017	$2,362,622
*	Chennai Petroleum Corp., Ltd.	216,468	332,854
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,404
	Cholamandalam Financial Holdings, Ltd.	446,417	4,021,451
	Cholamandalam Investment and Finance Co., Ltd.	288,927	1,847,375
	City Union Bank, Ltd.	1,513,576	3,070,808
	Cochin Shipyard, Ltd.	43,308	219,438
	Coforge, Ltd.	102,611	7,020,496
	Container Corp. Of India, Ltd.	290,852	2,523,099
	Coromandel International, Ltd.	421,336	5,189,560
*	CreditAccess Grameen, Ltd.	19,899	177,806
	CRISIL, Ltd.	83,470	3,131,026
	Crompton Greaves Consumer Electricals, Ltd.	1,894,948	12,353,527
	Cummins India, Ltd.	296,857	3,404,113
	Cyient, Ltd.	250,146	3,325,697
*	Dalmia Bharat, Ltd.	238,822	6,879,512
*	DB Corp., Ltd.	23,065	28,914
*	DCB Bank, Ltd.	732,805	1,037,643
	DCM Shriram, Ltd.	195,317	2,448,955
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	1,081,563
	Deepak Nitrite, Ltd.	174,205	4,777,251
	Delta Corp., Ltd.	569,384	1,410,191
	Dhampur Sugar Mills, Ltd.	121,578	584,761
*	Dhani Services, Ltd.	898,257	2,792,760
*	Dhani Services, Ltd.	152,225	225,169
	Dhanuka Agritech, Ltd.	50,845	648,348
	Dilip Buildcon, Ltd.	163,240	1,238,924
*	Dish TV India, Ltd.	3,152,898	600,220
*	Dishman Carbogen Amcis, Ltd.	287,252	806,441
*	Dixon Technologies India, Ltd.	85,119	4,930,900
	Dr Lal PathLabs, Ltd.	101,243	4,850,782
*	DRC Systems India, Ltd.	2,155	8,452
	eClerx Services, Ltd.	73,711	2,230,996
	Edelweiss Financial Services, Ltd.	1,553,368	1,922,246
*	EID Parry India, Ltd.	350,991	2,057,402
*	EIH, Ltd.	714,321	1,071,617
	Elgi Equipments, Ltd.	573,512	1,686,272
	Emami, Ltd.	349,611	2,634,962
*	Endurance Technologies, Ltd.	48,653	1,131,453
	Engineers India, Ltd.	716,970	725,350
	EPL, Ltd.	160,818	535,406
	Eris Lifesciences, Ltd.	83,281	885,019
	Escorts, Ltd.	260,123	4,159,924
*	Eveready Industries India, Ltd.	26,533	132,156
*	Excel Industries, Ltd.	3,403	53,382
	Exide Industries, Ltd.	1,080,287	2,594,087
*	FDC, Ltd.	275,884	1,380,711
	Federal Bank, Ltd.	6,169,199	7,269,467
	Fine Organic Industries, Ltd.	658	26,437
	Finolex Cables, Ltd.	395,168	2,774,544
*	Finolex Industries, Ltd.	1,154,785	2,751,592
	Firstsource Solutions, Ltd.	1,207,770	3,149,834
	Force Motors, Ltd.	4,465	90,044
*	Fortis Healthcare, Ltd.	1,995,789	6,717,652
*	Future Lifestyle Fashions, Ltd.	116,022	110,521
	Gabriel India, Ltd.	292,409	548,543
	Galaxy Surfactants, Ltd.	6,246	262,007
*	Garware Technical Fibres, Ltd.	44,966	2,086,253
	Gateway Distriparks, Ltd.	259,368	980,977

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GE Power India, Ltd.	3,345	$14,994
*	GE T&D India, Ltd.	196,502	376,938
*	General Insurance Corp. of India	11,497	27,927
	GHCL, Ltd.	168,820	853,032
	Gillette India, Ltd.	16,462	1,327,150
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,408	398,683
	Glenmark Pharmaceuticals, Ltd.	579,828	4,751,252
	GMM Pfaudler, Ltd.	2,654	164,302
	Godfrey Phillips India, Ltd.	62,377	858,350
	Godrej Agrovet, Ltd.	9,864	92,656
*	Godrej Industries, Ltd.	333,661	2,469,141
*	Godrej Properties, Ltd.	28,533	617,899
	Granules India, Ltd.	680,475	3,478,148
*	Graphite India, Ltd.	52,686	502,763
	Great Eastern Shipping Co., Ltd. (The)	307,104	1,400,984
*	Greaves Cotton, Ltd.	339,261	735,676
	Greenply Industries, Ltd.	57,080	146,739
	Grindwell Norton, Ltd.	105,759	1,796,143
	Gujarat Alkalies & Chemicals, Ltd.	126,178	816,944
*	Gujarat Ambuja Exports, Ltd.	377,677	979,357
*	Gujarat Fluorochemicals, Ltd.	193,124	4,502,312
	Gujarat Gas, Ltd.	676,382	6,535,966
	Gujarat Industries Power Co., Ltd.	151,680	198,088
	Gujarat Mineral Development Corp., Ltd.	59,310	55,604
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	218,381	1,128,666
	Gujarat Pipavav Port, Ltd.	1,156,346	1,721,165
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	729,527
	Gujarat State Petronet, Ltd.	776,471	3,616,789
	Gulf Oil Lubricants India, Ltd.	71,439	625,057
	Hatsun Agro Products, Ltd.	100,180	1,248,638
	HEG, Ltd.	11,644	357,147
	HeidelbergCement India, Ltd.	277,246	987,324
*	Hemisphere Properties India, Ltd.	216,014	414,656
	Heritage Foods, Ltd.	51,381	338,546
	Hester Biosciences, Ltd.	11,114	355,099
*	HFCL, Ltd.	2,327,451	2,365,743
	Hikal, Ltd.	227,464	1,636,672
	HIL, Ltd.	14,674	1,270,483
	Himadri Speciality Chemical, Ltd.	539,750	377,705
	Himatsingka Seide, Ltd.	13,953	50,642
	Hinduja Global Solutions, Ltd.	41,244	1,646,697
	Hindustan Aeronautics, Ltd.	8,128	122,049
*	Hindustan Construction Co., Ltd.	1,606,341	253,044
*	Hindustan Oil Exploration Co., Ltd.	233,218	396,250
	Hindustan Petroleum Corp., Ltd.	64,482	226,919
	Honda India Power Products, Ltd.	12,211	198,925
	Honeywell Automation India, Ltd.	5,646	3,243,009
	Huhtamaki India, Ltd.	107,298	436,013
	ICICI Securities, Ltd.	136,551	1,340,025
	ICRA, Ltd.	3,234	162,871
*	IDFC First Bank, Ltd.	896,604	627,500
*	IDFC, Ltd.	4,912,013	3,844,699
*	IFB Industries, Ltd.	33,130	447,140
*	IFCI, Ltd.	3,449,063	667,309
	IIFL Finance, Ltd.	740,716	3,008,748
	IIFL Wealth Management, Ltd.	194,552	3,630,305
	India Cements, Ltd. (The)	806,336	2,092,248
*	India Glycols, Ltd.	52,227	480,282
	Indiabulls Housing Finance, Ltd.	1,174,069	4,356,624

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate, Ltd.	1,024,965	$2,097,901
*	IndiaMart InterMesh, Ltd.	8,434	811,000
	Indian Bank	288,399	540,067
	Indian Energy Exchange, Ltd.	112,960	655,256
	Indian Hotels Co., Ltd. (The)	2,528,672	4,909,566
	Indian Hume Pipe Co., Ltd. (The)	35,244	109,193
*	Indian Overseas Bank	1,907,180	630,918
	Indo Count Industries, Ltd.	118,915	425,784
	Indoco Remedies, Ltd.	134,785	813,743
	Indraprastha Gas, Ltd.	48,406	364,543
*	INEOS Styrolution India, Ltd.	22,002	417,547
*	Infibeam Avenues, Ltd.	1,701,747	1,011,747
*	Inox Leisure, Ltd.	233,508	1,025,393
*	Intellect Design Arena, Ltd.	325,917	3,290,379
	IOL Chemicals and Pharmaceuticals, Ltd.	18,557	166,358
	Ipca Laboratories, Ltd.	250,905	7,042,209
	IRB Infrastructure Developers, Ltd.	751,044	1,676,082
	IRCON International, Ltd.	189,570	112,385
	ITD Cementation India, Ltd.	280,853	324,659
*	ITI, Ltd.	77,824	133,854
	J Kumar Infraprojects, Ltd.	45,943	136,271
*	Jagran Prakashan, Ltd.	360,532	323,752
	Jai Corp., Ltd.	222,461	459,054
*	Jaiprakash Power Ventures, Ltd.	11,818,992	778,493
*	Jammu & Kashmir Bank, Ltd. (The)	46,539	23,905
	Jamna Auto Industries, Ltd.	596,709	721,921
	JB Chemicals & Pharmaceuticals, Ltd.	162,419	3,976,515
	Jindal Poly Films, Ltd.	86,195	1,163,347
	Jindal Saw, Ltd.	598,771	1,127,810
*	Jindal Stainless Hisar, Ltd.	336,993	1,330,297
*	Jindal Stainless, Ltd.	553,776	1,211,293
*	Jindal Steel & Power, Ltd.	110,938	645,182
*	JK Cement, Ltd.	142,489	6,225,986
*	JK Lakshmi Cement, Ltd.	154,054	1,434,496
*	JK Paper, Ltd.	322,548	1,137,711
	JK Tyre & Industries, Ltd.	377,147	756,625
	JM Financial, Ltd.	1,500,361	2,144,622
	JMC Projects India, Ltd.	188,297	319,242
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	43,484	1,343,405
	JSW Energy, Ltd.	1,273,180	4,332,481
	JTEKT India, Ltd.	143,939	229,346
*	Jubilant Foodworks, Ltd.	82,803	4,208,504
*	Jubilant Ingrevia, Ltd.	471,668	3,764,813
*	Jubilant Pharmova, Ltd.	357,870	3,303,128
*	Just Dial, Ltd.	166,556	2,170,371
	Jyothy Labs, Ltd.	475,110	1,088,215
	Kajaria Ceramics, Ltd.	369,016	4,937,133
	Kalpataru Power Transmission, Ltd.	229,449	1,464,495
*	Kalyani Steels, Ltd.	73,704	442,360
	Kansai Nerolac Paints, Ltd.	99,858	842,318
*	Karnataka Bank, Ltd. (The)	572,132	467,489
	Karur Vysya Bank, Ltd. (The)	1,677,921	1,091,199
	Kaveri Seed Co., Ltd.	120,645	1,177,207
	KEC International, Ltd.	353,455	2,026,178
	KEI Industries, Ltd.	231,216	2,239,640
	Kiri Industries, Ltd.	64,078	501,401
	Kirloskar Ferrous Industries, Ltd.	7,571	31,281
	Kirloskar Oil Engines, Ltd.	233,424	785,339
*	KNR Constructions, Ltd.	362,592	1,320,225

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	KPIT Technologies, Ltd.	697,657	$2,651,683
	KPR Mill, Ltd.	99,631	2,547,434
*	KRBL, Ltd.	243,470	901,055
	KSB, Ltd.	40,851	639,167
*	L&T Finance Holdings, Ltd.	2,934,194	3,493,999
	L&T Technology Services, Ltd.	24,414	1,222,392
*	LA Opala RG, Ltd.	131,747	493,751
	Lakshmi Machine Works, Ltd.	14,630	1,715,980
	Laurus Labs, Ltd.	837,166	7,291,803
*	LG Balakrishnan & Bros, Ltd.	46,615	324,866
	LIC Housing Finance, Ltd.	965,081	5,337,156
	Linde India, Ltd.	102,514	2,427,153
	LT Foods, Ltd.	595,309	609,276
	Lumax Industries, Ltd.	1,862	37,874
	LUX Industries, Ltd.	30,992	1,737,212
*	Magma Fincorp, Ltd.	49,866	114,990
	Mahanagar Gas, Ltd.	195,326	3,057,924
	Maharashtra Scooters, Ltd.	8,849	499,755
	Maharashtra Seamless, Ltd.	112,868	475,239
	Mahindra & Mahindra Financial Services, Ltd.	1,801,604	3,669,537
*	Mahindra CIE Automotive, Ltd.	434,548	1,584,318
*	Mahindra Holidays & Resorts India, Ltd.	211,575	881,218
*	Mahindra Lifespace Developers, Ltd.	111,814	1,143,161
	Mahindra Logistics, Ltd.	13,323	134,345
*	Maithan Alloys, Ltd.	3,803	59,612
	Manappuram Finance, Ltd.	1,034,392	2,889,740
*	Mangalore Refinery & Petrochemicals, Ltd.	806,347	484,594
	Marksans Pharma, Ltd.	1,128,548	1,243,122
*	MAS Financial Services, Ltd.	25,335	279,931
	Mastek, Ltd.	33,677	1,178,187
*	Max Financial Services, Ltd.	202,845	3,058,359
*	Max Healthcare Institute, Ltd.	794,712	3,193,273
	Mayur Uniquoters, Ltd.	83,623	573,943
*	Meghmani Finechem, Ltd.	47,103	641,603
	Meghmani Organics, Ltd.	501,099	289,353
	Metropolis Healthcare, Ltd.	21,209	812,754
	Minda Industries, Ltd.	242,487	2,462,368
	Mindtree, Ltd.	18,550	714,036
	Mishra Dhatu Nigam, Ltd.	20,660	52,739
	MOIL, Ltd.	365,189	933,881
*	Morepen Laboratories, Ltd.	893,603	789,114
	Motilal Oswal Financial Services, Ltd.	169,542	2,151,800
	Mphasis, Ltd.	276,506	9,709,006
	MRF, Ltd.	770	830,117
	Multi Commodity Exchange of India, Ltd.	2,641	56,686
	Muthoot Finance, Ltd.	4,032	84,320
	Natco Pharma, Ltd.	407,095	5,568,962
	National Aluminium Co., Ltd.	2,223,972	2,820,241
*	Nava Bharat Ventures, Ltd.	237,619	396,639
	Navin Fluorine International, Ltd.	67,419	3,321,782
*	Navneet Education, Ltd.	408,956	550,165
	NBCC India, Ltd.	1,986,749	1,379,239
	NCC, Ltd.	1,000,407	1,182,004
*	NESCO, Ltd.	95,598	784,281
	NHPC, Ltd.	1,936,277	685,058
	NIIT, Ltd.	316,922	1,378,167
	Nilkamal, Ltd.	25,039	875,566
	NLC India, Ltd.	685,573	547,201
	NOCIL, Ltd.	294,679	1,041,135

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	NRB Bearings, Ltd.	160,550	$302,131
	Nucleus Software Exports, Ltd.	30,339	276,652
*	Oberoi Realty, Ltd.	302,921	2,734,773
	Oil India, Ltd.	1,020,603	2,287,370
*	Omaxe, Ltd.	173,248	201,590
	Oracle Financial Services Software, Ltd.	11,744	681,219
	Orient Cement, Ltd.	363,955	784,878
	Orient Electric, Ltd.	264,168	1,159,587
	Oriental Carbon & Chemicals, Ltd.	13,160	199,836
	Page Industries, Ltd.	3,798	1,608,495
	Paisalo Digital, Ltd.	11,486	101,611
	Parag Milk Foods, Ltd.	38,685	72,284
	Persistent Systems, Ltd.	231,687	9,803,681
	Petronet LNG, Ltd.	84,692	249,924
	Pfizer, Ltd.	35,677	2,820,974
	Phillips Carbon Black, Ltd.	326,491	1,195,782
*	Phoenix Mills, Ltd. (The)	342,753	3,950,061
	PI Industries, Ltd.	157,259	6,249,900
*	PNB Housing Finance, Ltd.	238,767	2,172,107
*	PNC Infratech, Ltd.	120,036	505,625
*	Poly Medicure, Ltd.	70,966	938,347
	Polyplex Corp., Ltd.	56,468	1,148,873
	Power Finance Corp., Ltd.	503,564	881,089
*	Praj Industries, Ltd.	365,363	1,815,284
*	Prestige Estates Projects, Ltd.	669,020	3,068,872
*	Prism Johnson, Ltd.	625,761	1,163,743
	Procter & Gamble Health, Ltd.	32,473	2,361,471
*	PSP Projects, Ltd.	13,842	86,218
	PTC India Financial Services, Ltd.	1,056,082	290,987
	PTC India, Ltd.	605,290	838,264
*	Punjab National Bank	1,102,471	584,347
*	PVR, Ltd.	155,835	2,942,552
	Quess Corp., Ltd.	89,506	1,054,151
	Radico Khaitan, Ltd.	287,537	3,500,517
	Rain Industries, Ltd.	437,719	1,527,214
	Rajesh Exports, Ltd.	286,988	2,391,709
	Rallis India, Ltd.	292,613	1,273,723
	Ramco Cements, Ltd. (The)	304,449	4,464,995
	Ramco Industries, Ltd.	151,992	687,350
	Rashtriya Chemicals & Fertilizers, Ltd.	665,056	754,221
*	Ratnamani Metals & Tubes, Ltd.	64,864	1,890,873
*	Raymond, Ltd.	130,574	774,137
*	RBL Bank, Ltd.	1,178,715	3,067,525
	REC, Ltd.	2,621,267	5,375,214
	Redington India, Ltd.	1,275,015	5,640,445
*	Relaxo Footwears, Ltd.	153,667	2,372,812
*	Reliance Power, Ltd.	769,510	125,152
*	Religare Enterprises, Ltd.	66,465	147,501
	Repco Home Finance, Ltd.	52,378	239,815
	Rhi Magnesita India, Ltd.	173,531	817,959
	Sanofi India, Ltd.	35,791	4,011,372
	Sasken Technologies, Ltd.	14,843	260,646
*	Savita Oil Technologies, Ltd.	1,459	29,225
	Schaeffler India, Ltd.	36,715	3,426,216
*	Schneider Electric Infrastructure, Ltd.	69,305	129,731
*	Sequent Scientific, Ltd.	244,159	966,665
	Sharda Cropchem, Ltd.	97,276	455,375
*	Shilpa Medicare, Ltd.	123,440	1,048,951
	Shipping Corp. of India, Ltd.	601,620	896,276

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Shoppers Stop, Ltd.	107,780	$387,238
*	Shree Renuka Sugars, Ltd.	503,883	233,004
	Shriram City Union Finance, Ltd.	64,781	1,618,101
	Shriram Transport Finance Co., Ltd.	393,021	7,408,566
*	SIS, Ltd.	1,632	10,576
	SKF India, Ltd.	85,911	3,311,827
	Sobha, Ltd.	232,032	1,855,811
	Solar Industries India, Ltd.	120,412	2,767,414
	Solara Active Pharma Sciences, Ltd.	13,202	291,568
	Somany Ceramics, Ltd.	2,679	25,253
	Somany Home Innovation, Ltd.	160,329	796,500
	Sonata Software, Ltd.	182,923	1,902,844
*	South Indian Bank, Ltd. (The)	2,590,987	375,194
	SRF, Ltd.	25,106	2,925,929
	Srikalahasthi Pipes, Ltd.	80,058	249,632
	Steel Authority of India, Ltd.	3,171,874	6,068,105
	Sterlite Technologies, Ltd.	525,634	2,063,561
	Strides Pharma Science, Ltd.	224,506	2,327,039
	Subros, Ltd.	104,258	461,035
	Sudarshan Chemical Industries	92,891	937,657
	Sumitomo Chemical India, Ltd.	124,491	710,493
	Sun TV Network, Ltd.	409,760	3,166,372
	Sundaram Finance Holdings, Ltd.	80,225	86,923
	Sundaram Finance, Ltd.	88,088	3,063,112
	Sundaram-Clayton, Ltd.	6,812	333,659
	Sundram Fasteners, Ltd.	326,113	3,345,449
	Sunteck Realty, Ltd.	246,560	1,260,121
	Suprajit Engineering, Ltd.	220,936	999,320
	Supreme Industries, Ltd.	222,379	6,279,107
	Supreme Petrochem, Ltd.	165,945	1,604,762
	Suven Pharmaceuticals, Ltd.	874,180	5,955,370
*	Suvidhaa Infoserve, Ltd.	116,579	37,466
	Swan Energy, Ltd.	76,621	151,917
	Swaraj Engines, Ltd.	23,369	565,006
	Symphony, Ltd.	72,354	921,383
*	Syngene International, Ltd.	494,871	4,241,711
	Tanla Platforms, Ltd.	52,089	672,965
*	TARC, Ltd.	106,825	59,351
	Tasty Bite Eatables, Ltd.	629	154,408
	Tata Chemicals, Ltd.	342,050	3,532,526
	Tata Communications, Ltd.	95,479	1,857,073
	Tata Consumer Products, Ltd.	549,943	5,585,657
	Tata Elxsi, Ltd.	97,195	5,534,493
	Tata Metaliks, Ltd.	56,536	1,007,131
	Tata Power Co., Ltd. (The)	4,179,112	7,044,159
*	Tata Steel BSL, Ltd.	85,559	109,789
	Tata Steel Long Products, Ltd.	62,470	951,746
	TCI Express, Ltd.	75,619	1,548,570
	Techno Electric & Engineering Co., Ltd.	203,843	822,585
	Thermax, Ltd.	159,123	3,043,282
*	Thomas Cook India, Ltd.	54,020	44,991
	Thyrocare Technologies, Ltd.	75,263	1,326,075
	Tide Water Oil Co. India, Ltd.	14,348	600,514
	Tide Water Oil Co., India, Ltd.	14,348	602,580
	Time Technoplast, Ltd.	390,193	431,591
	Timken India, Ltd.	107,925	2,277,899
	Tinplate Co. of India, Ltd. (The)	127,877	445,959
	Torrent Power, Ltd.	635,503	3,899,869
	Transport Corp. of India, Ltd.	118,592	673,829

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Trident, Ltd.	5,843,998	$1,625,538
*	Triveni Engineering & Industries, Ltd.	330,865	835,936
*	Triveni Turbine, Ltd.	426,083	705,993
	TTK Prestige, Ltd.	16,752	1,961,905
	Tube Investments of India, Ltd.	488,108	7,345,113
	TV Today Network, Ltd.	117,651	462,101
*	TV18 Broadcast, Ltd.	2,098,973	1,103,146
	TVS Motor Co., Ltd.	359,838	2,818,577
*	TVS Srichakra, Ltd.	12,766	371,795
*	UCO Bank	1,409,767	262,180
	Uflex, Ltd.	156,759	1,150,380
	Unichem Laboratories, Ltd.	166,283	744,473
*	Union Bank of India	1,755,363	872,119
*	Usha Martin, Ltd.	50,166	45,577
*	VA Tech Wabag, Ltd.	82,075	407,315
	Vaibhav Global, Ltd.	295,303	3,300,229
	Vakrangee, Ltd.	737,146	358,936
*	Vardhman Textiles, Ltd.	103,439	2,649,455
*	Varroc Engineering, Ltd.	13,628	62,068
	Varun Beverages, Ltd.	196,288	2,000,204
	Venky's India, Ltd.	21,527	894,438
	Vesuvius India, Ltd.	9,930	176,050
	V-Guard Industries, Ltd.	553,953	1,858,287
	Vinati Organics, Ltd.	117,068	3,118,332
	Vindhya Telelinks, Ltd.	15,392	277,308
*	V-Mart Retail, Ltd.	40,534	2,099,621
*	Vodafone Idea, Ltd.	26,426,231	2,949,435
	VRL Logistics, Ltd.	145,105	592,995
	VST Industries, Ltd.	27,356	1,264,597
*	VST Tillers Tractors, Ltd.	13,719	376,751
	Welspun Corp., Ltd.	436,397	815,755
	Welspun Enterprises, Ltd.	338,493	482,788
	Welspun India, Ltd.	1,577,394	2,845,903
*	West Coast Paper Mills, Ltd.	119,976	422,307
	Wheels India, Ltd.	3,448	39,003
	Whirlpool of India, Ltd.	71,984	2,127,073
*	Wockhardt, Ltd.	155,767	1,110,084
*	Yes Bank, Ltd.	237,637	40,959
	Zee Entertainment Enterprises, Ltd.	2,031,434	5,552,634
	Zensar Technologies, Ltd.	343,925	1,924,905
	Zydus Wellness, Ltd.	11,393	333,180
TOTAL INDIA			835,475,611
INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	19,988,600	1,825,950
	Adaro Energy Tbk PT	7,059,500	651,971
	Adhi Karya Persero Tbk PT	7,010,888	332,208
*	Adi Sarana Armada Tbk PT	4,074,600	676,523
*	Agung Semesta Sejahtera Tbk PT	38,971,700	134,692
	AKR Corporindo Tbk PT	6,729,900	1,675,392
*	Alam Sutera Realty Tbk PT	41,931,800	452,559
	Aneka Tambang Tbk	3,341,591	582,312
*	Armidian Karyatama Tbk PT	844,800	548
	Arwana Citramulia Tbk PT	18,420,300	961,622
	Astra Agro Lestari Tbk PT	1,799,800	989,724
	Astra Otoparts Tbk PT	2,832,700	207,719
*	Astrindo Nusantara Infrastructure Tbk PT	53,656,400	185,502
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	244,859
*	Bakrie Telecom Tbk PT	49,756,298	32,253

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	2,205,400	$361,523
*	Bank Bukopin Tbk PT	22,121,892	624,906
*	Bank Capital Indonesia Tbk PT	1,587,800	48,516
*	Bank Ina Perdana PT	6,723,800	2,421,267
	Bank Maybank Indonesia Tbk PT	10,185,400	240,664
*	Bank Pan Indonesia Tbk PT	17,557,700	885,632
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,220,400	781,341
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,116,300	582,365
*	Bank Rakyat Indonesia Agroniaga Tbk PT	3,762,900	650,388
*	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,311,770
	Barito Pacific Tbk PT	6,875,600	461,350
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	157,740
	BFI Finance Indonesia Tbk PT	2,009,900	129,747
*	Bintang Oto Global Tbk PT	8,093,400	766,745
	BISI International Tbk PT	8,790,500	676,957
*	Blue Bird Tbk PT	345,400	26,034
*	Buana Lintas Lautan Tbk PT	11,680,600	200,349
	Bukit Asam Tbk PT	7,524,100	1,160,317
*	Bumi Serpong Damai Tbk PT	12,327,600	796,551
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	227,916
	Buyung Poetra Sembada PT	5,653,200	74,645
*	Capital Financial Indonesia Tbk PT	3,739,300	103,979
	Catur Sentosa Adiprana Tbk PT	2,986,100	86,401
	Cikarang Listrindo Tbk PT	2,019,000	87,294
	Ciputra Development Tbk PT	38,584,820	2,308,306
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,629,160
*	City Retail Developments Tbk PT	12,056,400	121,966
	Davomas Abadi Tbk	11,631,700	0
*	Delta Dunia Makmur Tbk PT	20,848,800	447,160
	Dharma Satya Nusantara Tbk PT	5,269,600	196,812
*	Eagle High Plantations Tbk PT	19,000,800	114,378
	Elnusa Tbk PT	14,373,200	260,300
	Erajaya Swasembada Tbk PT	31,311,500	1,430,190
*	FKS Food Sejahtera Tbk PT	15,835,700	225,641
*	Gajah Tunggal Tbk PT	4,555,800	245,972
*	Hanson International Tbk PT	483,480,300	313,406
	Harum Energy Tbk PT	1,674,400	666,039
	Hexindo Adiperkasa Tbk PT	508,500	121,993
	Impack Pratama Industri Tbk PT	169,800	23,366
	Indah Kiat Pulp & Paper Corp. Tbk PT	221,200	103,975
*	Indika Energy Tbk PT	6,309,600	597,813
	Indo Tambangraya Megah Tbk PT	1,493,700	1,750,947
*	Indo-Rama Synthetics Tbk PT	130,400	33,843
*	Indosat Tbk PT	4,278,700	1,746,253
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,969,700	1,278,830
	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	115,236
*	Inti Agri Resources Tbk PT	92,782,800	60,144
*	Intiland Development Tbk PT	37,684,832	425,309
	Japfa Comfeed Indonesia Tbk PT	16,574,900	1,791,042
	Jasa Marga Persero Tbk PT	4,646,300	1,266,437
	Jaya Real Property Tbk PT	10,463,000	328,657
*	Kapuas Prima Coal Tbk PT	37,878,000	398,145
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,274,844
*	KMI Wire & Cable Tbk PT	5,778,100	134,279
*	Krakatau Steel Persero Tbk PT	15,837,502	530,189
*	Kresna Graha Investama Tbk PT	49,789,500	564,905
	Link Net Tbk PT	3,802,500	1,209,749
*	Lippo Cikarang Tbk PT	3,699,575	238,386

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Lippo Karawaci Tbk PT	201,453,840	$2,077,439
	Mahkota Group Tbk PT	374,000	17,583
*	Malindo Feedmill Tbk PT	3,423,300	170,463
*	Map Aktif Adiperkasa PT	247,000	27,935
*	Medco Energi Internasional Tbk PT	27,912,507	941,207
*	Media Nusantara Citra Tbk PT	17,640,900	963,827
	Metrodata Electronics Tbk PT	3,630,800	660,224
	Metropolitan Kentjana Tbk PT	7,900	11,111
*	Mitra Adiperkasa Tbk PT	31,793,000	1,363,529
	Mitra Keluarga Karyasehat Tbk PT	746,000	133,635
	Mitra Pinasthika Mustika Tbk PT	3,287,200	160,472
*	MNC Land Tbk PT	29,086,600	211,263
*	MNC Sky Vision Tbk PT	1,453,600	39,545
*	MNC Vision Networks Tbk PT	6,702,600	115,870
	Nippon Indosari Corpindo Tbk PT	13,258,389	1,237,154
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,507,000	1,182,695
*	Pacific Strategic Financial Tbk PT	23,617,700	1,363,081
*	Pakuwon Jati Tbk PT	31,341,300	867,471
*	Pan Brothers Tbk PT	17,922,300	200,440
*	Panin Financial Tbk PT	70,699,600	885,967
*	Paninvest Tbk PT	5,369,000	282,105
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	67,679
*	Perusahaan Gas Negara Tbk PT	25,777,400	1,738,680
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,168,200	946,504
*	Pollux Properti Indonesia Tbk PT	72,400	17,607
*	Pool Advista Indonesia Tbk PT	10,473,500	6,789
*	PP Persero Tbk PT	12,129,914	705,289
	Puradelta Lestari Tbk PT	38,211,400	502,730
	Ramayana Lestari Sentosa Tbk PT	9,932,400	432,974
*	Rimo International Lestari Tbk PT	211,251,900	136,939
*	Salim Ivomas Pratama Tbk PT	15,320,300	472,456
	Samindo Resources Tbk PT	106,600	10,795
*	Sampoerna Agro Tbk PT	3,879,900	504,600
	Sariguna Primatirta Tbk PT	5,140,000	162,746
	Sawit Sumbermas Sarana Tbk PT	14,688,500	848,595
	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,232,045
	Semen Baturaja Persero Tbk PT	6,645,400	269,019
	Siloam International Hospitals Tbk PT	1,432,650	824,630
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	287,337
	Sri Rejeki Isman Tbk PT	35,353,931	356,901
*	Sugih Energy Tbk PT	100,457,800	65,120
	Sumber Alfaria Trijaya Tbk PT	270,300	25,223
*	Summarecon Agung Tbk PT	40,285,846	2,090,950
	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	12,948,600	2,059,927
*	Surya Esa Perkasa Tbk PT	16,908,600	516,634
	Surya Pertiwi Tbk PT	1,435,000	51,632
*	Surya Semesta Internusa Tbk PT	17,291,000	595,681
	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	187,980
*	Timah Tbk PT	9,484,614	1,092,240
	Tower Bersama Infrastructure Tbk PT	2,669,700	592,978
*	Trada Alam Minera Tbk PT	180,020,800	116,695
	Transcoal Pacific Tbk PT	282,700	177,404
	Trias Sentosa Tbk PT	32,818,400	1,102,940
	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	11,437,500	632,896
	Tunas Ridean Tbk PT	6,459,700	513,088

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	$1,604,837
	Unggul Indah Cahaya Tbk PT	48,239	28,020
	Vale Indonesia Tbk PT	806,700	306,832
*	Waskita Beton Precast Tbk PT	28,238,300	255,804
*	Waskita Karya Persero Tbk PT	17,356,800	1,050,513
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	102,602
	Wijaya Karya Beton Tbk PT	12,128,500	191,322
	Wijaya Karya Persero Tbk PT	12,013,307	764,934
	XL Axiata Tbk PT	6,798,100	1,265,531
TOTAL INDONESIA			81,601,017
MALAYSIA — (1.7%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,078,585	748,690
	Able Global Bhd	232,200	83,720
#	Aeon Co. M Bhd	1,688,400	520,142
	AEON Credit Service M Bhd	398,700	1,130,467
#	AFFIN Bank Bhd	1,697,691	671,992
#*	AirAsia Group Bhd	4,546,600	883,240
	Ajinomoto Malaysia Bhd	73,700	277,233
	Alliance Bank Malaysia Bhd	4,063,900	2,299,838
	Allianz Malaysia Bhd	156,100	471,694
#*	Ann Joo Resources Bhd	759,450	405,131
	Astro Malaysia Holdings Bhd	1,556,300	387,208
	Batu Kawan Bhd	5,600	25,876
#*	Berjaya Assets Bhd	1,973,000	120,789
*	Berjaya Corp. Bhd	10,453,628	681,165
#*	Berjaya Land Bhd	3,396,100	217,419
	Berjaya Sports Toto Bhd	3,382,529	1,563,301
*	Bermaz Auto Bhd	256,400	91,719
	BIMB Holdings Bhd	202,008	179,395
	Bintulu Port Holdings Bhd	25,900	26,302
#*	Boustead Holdings Bhd	1,760,828	248,466
#	Boustead Plantations Bhd	622,199	85,596
#	British American Tobacco Malaysia Bhd	375,300	1,303,136
*	Bumi Armada Bhd	10,538,800	1,059,314
	Bursa Malaysia Bhd	1,089,200	1,962,916
#	Cahya Mata Sarawak Bhd	2,464,200	654,133
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,784,997
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	832,940	246,607
#	Comfort Glove Bhd	741,100	326,777
#	CSC Steel Holdings Bhd	353,800	114,031
#*	Cypark Resources Bhd	1,120,950	236,482
	D&O Green Technologies Bhd	944,800	1,187,342
#	Datasonic Group Bhd	5,677,700	619,214
#*	Dayang Enterprise Holdings Bhd	1,552,175	392,789
	DRB-Hicom Bhd	3,367,800	1,331,855
	Dufu Technology Corp. Bhd	238,700	254,600
#	Duopharma Biotech Bhd	1,101,579	746,645
	Dutch Lady Milk Industries Bhd	80,400	630,677
#	Eco World Development Group Bhd	2,888,100	475,631
#	Eco World International Bhd	872,100	104,354
*	Econpile Holdings Bhd	526,300	48,647
#	Ekovest BHD	5,112,150	490,714
	FAR East Holdings Bhd	258,300	183,525
	Formosa Prosonic Industries Bhd	143,000	89,324
	Foundpac Group Bhd	216,200	43,039
	Frontken Corp. Bhd	3,438,450	2,648,606
	Gabungan AQRS Bhd	900,110	110,947

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gadang Holdings Bhd	1,732,500	$153,972
#	Gas Malaysia Bhd	607,200	381,499
	George Kent Malaysia Bhd	1,061,800	176,128
	Globetronics Technology Bhd	2,166,072	1,088,345
	Golden Plus Holding Bhd	216,000	0
#*	Green Packet Bhd	925,500	48,276
#	Guan Chong Bhd	995,200	660,403
	Hai-O Enterprise Bhd	675,297	321,710
	HAP Seng Consolidated Bhd	537,640	981,249
	Heineken Malaysia Bhd	307,100	1,631,858
#	Hengyuan Refining Co. Bhd	501,700	512,840
	HeveaBoard Bhd	526,300	56,754
#	Hiap Teck Venture Bhd	3,287,000	393,670
#	Hibiscus Petroleum Bhd	5,289,200	807,149
	Hong Leong Industries Bhd	348,200	749,656
*	HSS Engineers Bhd	142,700	17,921
	Hup Seng Industries Bhd	1,068,233	242,903
*	IGB Bhd	659,423	303,401
	IJM Corp. Bhd	2,235,700	980,365
	IJM Plantations Bhd	550,200	397,455
#	Insas Bhd	1,776,281	370,327
#*	Iskandar Waterfront City Bhd	1,748,600	157,590
#*	JAKS Resources Bhd	5,839,080	678,194
#*	Jaya Tiasa Holdings Bhd	1,574,827	229,325
#	JHM Consolidation Bhd	1,321,600	714,377
	Karex Bhd	97,000	11,248
*	Keck Seng Malaysia Bhd	294,250	240,678
	Kenanga Investment Bank Bhd	184,000	55,430
#	Kerjaya Prospek Group Bhd	808,890	226,100
	Kim Loong Resources Bhd	933,780	325,500
*	KNM Group Bhd	9,937,180	411,444
	KPJ Healthcare Bhd	9,673,300	2,475,819
	Kretam Holdings Bhd	1,775,600	235,531
*	Kronologi Asia Bhd	874,500	124,419
#*	KSL Holdings Bhd	887,318	128,312
	Kumpulan Fima BHD	215,150	104,494
*	Land & General Bhd	6,659,160	189,704
#*	LBS Bina Group Bhd	2,657,916	280,533
#	Leong Hup International Bhd	525,600	85,937
#	Lii Hen Industries Bhd	352,800	248,112
#	Lingkaran Trans Kota Holdings Bhd	712,000	617,520
	Lotte Chemical Titan Holding Bhd	1,080,697	670,931
	LPI Capital Bhd	364,624	1,196,445
#	Magni-Tech Industries Bhd	695,033	359,220
#	Magnum Bhd	3,624,263	1,701,287
#	Mah Sing Group Bhd	4,608,587	924,432
	Malakoff Corp. Bhd	6,024,800	1,170,307
#	Malayan Flour Mills Bhd	2,503,175	456,698
#	Malaysia Building Society Bhd	7,668,290	1,063,479
	Malaysian Pacific Industries Bhd	179,913	1,897,339
	Malaysian Resources Corp. Bhd	8,544,066	779,638
#	Matrix Concepts Holdings Bhd	2,422,258	1,148,407
#	MBM Resources BHD	566,396	421,594
	Media Chinese International, Ltd.	1,650,900	70,463
	Mega First Corp. Bhd	2,192,400	1,842,633
#	MKH Bhd	1,558,534	469,052
#	MMC Corp. Bhd	1,736,800	720,475
#	MNRB Holdings Bhd	1,247,988	381,985
#*	MPHB Capital Bhd	1,312,400	450,664

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Muda Holdings Bhd	423,200	$277,781
	Muhibbah Engineering M Bhd	1,248,150	269,142
*	Mulpha International Bhd	469,530	232,705
	My EG Services Bhd	1,931,823	760,130
	NTPM Holdings Bhd	640,000	75,731
*	OCK Group Bhd	1,605,300	173,146
	Oriental Holdings BHD	679,900	818,304
#	OSK Holdings Bhd	5,676,255	1,137,718
	Padini Holdings Bhd	1,476,100	982,978
	Panasonic Manufacturing Malaysia Bhd	40,784	311,354
	Pantech Group Holdings Bhd	1,438,719	175,524
#	Paramount Corp. Bhd	1,181,255	219,842
#	Pentamaster Corp. Bhd	1,388,765	1,743,580
#	PESTECH International Bhd	190,000	39,850
#	Petron Malaysia Refining & Marketing Bhd	290,501	285,409
	PIE Industrial Bhd	23,400	16,636
#*	Pos Malaysia Bhd	996,300	183,033
#	Power Root Bhd	150,600	46,722
#	Ranhill Utilities Bhd	1,819,306	295,299
	RCE Capital Bhd	72,500	47,091
*	Rimbunan Sawit Bhd	1,951,000	106,396
#*	Rubberex Corp. M Bhd	621,500	124,470
	Sam Engineering & Equipment M Bhd	109,100	279,235
*	Sapura Energy Bhd	32,457,800	959,705
	Sarawak Oil Palms Bhd	651,604	536,043
	Scientex Bhd	2,663,772	2,639,636
#	SEG International BHD	145,885	21,684
#	Serba Dinamik Holdings Bhd	3,027,000	282,990
*	Shangri-La Hotels Malaysia Bhd	296,700	250,765
#	Sime Darby Property Bhd	5,321,000	763,557
#	SKP Resources Bhd	2,663,124	1,048,321
#*	SP Setia Bhd Group	3,125,400	762,075
*	Sumatec Resources Bhd	6,536,100	1,394
	Sunway Construction Group Bhd	267,136	100,020
	Suria Capital Holdings Bhd	426,360	106,107
#	Syarikat Takaful Malaysia Keluarga Bhd	1,100,800	1,123,975
#	Ta Ann Holdings Bhd	1,171,789	716,182
#	Taliworks Corp. Bhd	2,102,816	423,561
	Tan Chong Motor Holdings Bhd	292,300	81,768
#	Thong Guan Industries Bhd	490,000	290,362
	TIME dotCom Bhd	233,788	797,703
	TMC Life Sciences Bhd	1,185,900	168,631
#*	Tropicana Corp. Bhd	2,839,290	611,495
#	TSH Resources Bhd	2,128,100	520,131
*	Tune Protect Group Bhd	650,600	62,480
#	Uchi Technologies Bhd	1,144,700	841,426
*	UEM Edgenta Bhd	1,020,000	384,325
#*	UEM Sunrise Bhd	6,783,400	618,987
	UMW Holdings Bhd	1,221,300	836,413
#	United Malacca Bhd	466,350	561,816
#	United Plantations Bhd	477,500	1,537,455
	UOA Development Bhd	4,302,300	1,619,737
	UWC BHD	88,700	120,810
*	Velesto Energy Bhd	14,366,808	475,429
*	Vinvest Capital Holdings Bhd	507,083	51,660
	ViTrox Corp. Bhd	185,300	829,691
#*	WCT Holdings Bhd	2,635,693	324,793
#	Wellcall Holdings Bhd	1,727,400	407,361
#	Yinson Holdings Bhd	897,400	1,016,814

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	YNH Property Bhd	2,935,116	$1,878,558
*	YTL Corp. Bhd	107,063	15,863
	YTL Power International Bhd	1,381,643	227,475
TOTAL MALAYSIA			96,326,156
MEXICO — (2.6%)
#	ALEATICA S.A.B. de C.V.	228,600	235,419
#	Alfa S.A.B. de C.V., Class A	858,225	649,287
	Alpek S.A.B. de C.V.	2,089,909	2,592,143
#*	Alsea S.A.B. de C.V.	1,973,199	3,980,844
*	Alterna Asesoria Internacional S.A.B. de C.V.	63,815	4,264
#*	Axtel S.A.B. de C.V.	6,484,304	1,644,998
#	Banco del Bajio SA	3,168,170	5,656,352
#	Bolsa Mexicana de Valores S.A.B. de C.V.	2,250,659	4,617,490
*	CMR S.A.B. de C.V.	1,323	132
*	Consorcio ARA S.A.B. de C.V.	5,717,473	1,355,678
*	Controladora Nemak SAB de C.V.	858,225	137,963
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	147,981	3,267,421
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	4,518,484
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	455,913
	Corp. Actinver S.A.B. de C.V., Class B	198,770	96,858
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,038,843	5,967,391
	Corp. Moctezuma S.A.B. de C.V.	848,998	2,538,091
	Corporativo Fragua S.A.B. de C.V.	3	51
*	Corpovael S.A. de C.V.	73,341	15,658
#*	Credito Real S.A.B. de C.V. Sofom ER	905,556	784,720
	Cydsa S.A.B. de C.V.	10,875	7,561
*	Elementia S.A.B. de C.V.	642,287	457,204
#*	Empresas ICA S.A.B. de C.V.	3,768,186	18,173
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,257
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	4,323,994	4,187,961
#*	Gentera S.A.B. de C.V.	4,768,073	2,773,716
	Gruma S.A.B. de C.V., Class B	2,105	22,695
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	579,894	3,533,038
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	6,050	1,096,381
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	896,217	7,303,001
	Grupo Comercial Chedraui S.A. de C.V.	2,074,748	3,301,878
#*	Grupo GICSA SAB de C.V.	2,528,781	417,944
#	Grupo Herdez S.A.B. de C.V.	1,549,796	3,246,543
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	153,908
	Grupo Industrial Saltillo S.A.B. de C.V.	1,091,805	1,617,997
*	Grupo KUO S.A.B. de C.V.	714,554	1,687,110
	Grupo Lala S.A.B. de C.V.	1,598,237	1,307,895
*	Grupo Pochteca S.A.B. de C.V.	336,841	138,755
*	Grupo Posadas S.A.B. de C.V.	198,900	259,288
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	827,058	1,342,405
*	Grupo Sanborns S.A.B. de C.V.	905,924	921,340
#*	Grupo Simec S.A.B. de C.V., Class B	963,549	7,841,504
#*	Grupo Sports World S.A.B. de C.V.	410,157	145,879
	Grupo Televisa S.A.B.	93,376	252,974
#*	Grupo Traxion S.A.B. de C.V.	317,143	592,664
#*	Hoteles City Express S.A.B. de C.V.	1,190,742	409,750
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	4,031	176,921
	Industrias Bachoco S.A.B. de C.V.	1,262,776	4,599,121
*	Industrias CH S.A.B. de C.V.	1,830,376	16,365,228
#	La Comer S.A.B. de C.V.	3,572,725	7,161,154
#	Megacable Holdings S.A.B. de C.V.	2,698,925	9,504,283
#*	Minera Frisco S.A.B. de C.V., Class A1	5,327,018	1,222,956

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Nemak S.A.B. de C.V.	2,296,013	$775,094
	Orbia Advance Corp. S.A.B. de C.V.	466,501	1,271,343
	Organizacion Cultiba S.A.B. de C.V.	1,128,312	630,863
*	Organizacion Soriana S.A.B. de C.V., Class B	348,965	333,253
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	690,956	5,218,377
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	40,561
#	Qualitas Controladora S.A.B. de C.V.	714,953	3,473,796
	Rassini Sab DE C.V.	3,300	0
#	Regional S.A.B. de C.V.	844,948	5,241,702
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
#*	Telesites S.A.B. de C.V.	7,033,294	5,850,994
#*	Unifin Financiera S.A.B. de C.V.	959,803	1,398,269
	Vitro S.A.B. de C.V.	704,098	972,694
TOTAL MEXICO			145,794,587
PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	531,766
	A Soriano Corp.	2,931,411	404,487
	AC Energy Corp.	3,586,019	575,936
	ACR Mining Corp.	48,205	3,237
*	AgriNurture, Inc.	1,177,100	140,265
	Alliance Global Group, Inc.	9,526,900	1,937,795
	Alsons Consolidated Resources, Inc.	2,780,000	68,904
*	Apex Mining Co., Inc.	5,852,000	193,220
*	AyalaLand Logistics Holdings Corp.	4,951,000	396,265
*	Belle Corp.	13,560,400	371,903
*	Bloomberry Resorts Corp.	14,788,400	1,680,849
*	Cebu Air, Inc.	931,220	822,257
*	Cebu Holdings, Inc.	3,180,400	394,862
*	CEMEX Holdings Philippines, Inc.	11,591,263	280,722
	Century Pacific Food, Inc.	3,743,800	1,873,673
	Century Properties Group, Inc.	9,871,151	82,887
*	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	19,318
	China Banking Corp.	6,576,414	3,235,262
	COL Financial Group, Inc.	922,000	79,191
	Cosco Capital, Inc.	11,629,100	1,140,322
	D&L Industries, Inc.	10,313,600	1,651,978
*	DITO CME Holdings Corp.	183,800	25,398
	DMCI Holdings, Inc.	9,182,800	1,102,804
*	DoubleDragon Properties Corp.	2,471,390	499,917
	Eagle Cement Corp.	574,500	166,652
*	East West Banking Corp.	2,048,400	387,106
*	EEI Corp.	969,200	147,372
	Emperador, Inc.	3,631,000	1,015,178
	Filinvest Development Corp.	3,356,422	519,178
	Filinvest Land, Inc.	54,889,577	1,220,164
	First Gen Corp.	631,500	366,512
	First Philippine Holdings Corp.	1,721,700	2,540,213
	Global Ferronickel Holdings, Inc.	5,800,911	279,048
*	Global-Estate Resorts, Inc.	2,410,000	39,671
	GT Capital Holdings, Inc.	138,660	1,508,481
	Holcim Philippines, Inc.	2,182,300	277,395
*	Integrated Micro-Electronics, Inc.	2,858,814	509,314
	LT Group, Inc.	687,000	134,398
*	MacroAsia Corp.	1,945,032	174,636
*	Manila Water Co., Inc.	7,255,700	2,352,462
*	Max's Group, Inc.	832,200	99,665
*	Megawide Construction Corp.	2,658,808	321,756

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	8,014,000	$445,103
	Metro Pacific Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	6,448,000	451,475
	Nickel Asia Corp.	14,990,800	1,822,540
*	Petron Corp.	12,188,800	743,332
	Philex Mining Corp.	5,051,300	620,488
*	Philippine National Bank	1,988,826	800,117
*	Philippine National Construction Corp.	173,000	3,181
	Philippine Savings Bank	474,907	546,187
	Philippine Seven Corp.	10,510	19,383
	Philippine Stock Exchange, Inc. (The)	77,242	346,802
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	240,767
*	Pilipinas Shell Petroleum Corp.	1,429,790	523,511
	PNB Holdings Corp.	316,021	2,015
	Premium Leisure Corp.	16,097,000	129,167
	Puregold Price Club, Inc.	2,286,690	1,845,236
*	PXP Energy Corp.	3,083,100	428,679
	RFM Corp.	7,703,068	681,377
	Rizal Commercial Banking Corp.	2,652,552	1,059,453
	Robinsons Land Corp.	10,559,551	3,403,117
	Robinsons Retail Holdings, Inc.	1,472,080	1,582,652
	San Miguel Food and Beverage, Inc.	56,990	95,171
	Security Bank Corp.	346,940	763,605
	Semirara Mining & Power Corp.	3,160,800	1,032,607
	Shakey's Pizza Asia Ventures, Inc.	274,900	41,249
*	SSI Group, Inc.	2,711,000	62,411
*	Top Frontier Investment Holdings, Inc.	2,580	7,079
	Union Bank of the Philippines	1,282,381	1,966,484
	Vista Land & Lifescapes, Inc.	30,693,200	2,094,214
	Vistamalls, Inc.	589,600	45,391
	Wilcon Depot, Inc.	4,982,900	2,195,568
TOTAL PHILIPPINES			53,570,780
POLAND — (1.1%)
#*	11 bit studios SA	4,190	521,869
	AB SA	2,202	33,344
*	Agora SA	118,444	290,422
*	Alior Bank SA	285,170	2,732,870
#	Alumetal SA	7,000	108,670
	Amica SA	17,151	667,888
*	AmRest Holdings SE	33,738	229,685
	Apator SA	52,707	332,149
#	Asseco Poland SA	59,178	1,231,680
*	Bank Handlowy w Warszawie SA	36,711	431,188
*	Bank Millennium SA	740,670	948,374
*	Bank Ochrony Srodowiska SA	39,255	79,471
*	Benefit Systems SA	716	145,690
#*	Bioton SA	111,045	143,755
*	Boryszew SA	130,974	114,944
	Budimex SA	63,584	4,819,697
*	CCC SA	90,732	2,863,656
	Celon Pharma SA	7,657	76,159
#*	CI Games SA	67,015	24,280
	Ciech SA	100,305	1,245,749
	ComArch SA	11,713	829,896
#	Develia SA	1,491,512	1,312,401
	Dom Development SA	14,033	508,877

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Echo Investment SA	22,550	$26,645
*	Enea SA	916,925	2,033,797
#	Eurocash SA	236,705	753,762
	Fabryki Mebli Forte SA	75,851	1,130,977
#*	Famur SA	954,205	545,661
	Firma Oponiarska Debica SA	4,682	98,915
#*	Globe Trade Centre SA	449,774	772,723
*	Grupa Azoty SA	113,616	882,321
*	Grupa Azoty Zaklady Chemiczne Police SA	28,463	91,277
	Grupa Kety SA	61,217	11,036,810
	Inter Cars SA	38,514	4,098,202
#*	Jastrzebska Spolka Weglowa SA	189,201	1,708,167
	Kernel Holding SA	250,839	3,470,435
	KRUK SA	74,764	5,878,200
	Lentex SA	79,376	212,307
#	LiveChat Software SA	14,289	476,828
#*	Lubelski Wegiel Bogdanka SA	33,467	222,205
#*	Mabion SA	3,166	51,684
#	Mirbud SA	32,611	39,206
	Neuca SA	863	197,100
	NEWAG SA	522	3,444
*	Orange Polska SA	692,963	1,376,457
#*	PKP Cargo SA	93,412	460,397
	PlayWay SA	3,415	388,686
*	Polimex-Mostostal SA	5,642	6,669
	Stalexport Autostrady SA	338,520	326,766
*	Tauron Polska Energia SA	3,760,273	3,169,624
#	TEN Square Games SA	2,509	356,288
	Tim SA	4,029	39,076
#*	VRG SA	885,938	817,363
	Warsaw Stock Exchange	53,731	606,402
	Wawel SA	1,943	301,559
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,794
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	219,625
TOTAL POLAND			61,498,086
QATAR — (0.5%)
	Aamal Co.	5,543,038	1,441,788
	Al Khaleej Takaful Group QSC	463,360	595,542
	Al Khalij Commercial Bank PQSC	1,636,932	974,986
	Al Meera Consumer Goods Co. QSC	208,012	1,146,899
	Alijarah Holding Co., QPSC	991,777	287,184
	Baladna	666,900	267,557
	Barwa Real Estate Co.	2,709,855	2,274,961
	Doha Bank QPSC	2,566,303	2,081,050
	Doha Insurance Co. QSC	74,785	39,369
*	Gulf International Services QSC	2,747,104	1,063,782
	Gulf Warehousing Co.	747,169	1,057,636
*	Investment Holding Group	710,624	204,903
	Mazaya Real Estate Development QPSC	2,721,205	775,301
	Medicare Group	490,193	1,157,304
*	Qatar First Bank	2,170,006	1,050,388
	Qatar Gas Transport Co., Ltd.	372,256	309,895
*	Qatar Insurance Co. SAQ	2,683,460	1,836,060
	Qatar International Islamic Bank QSC	408,304	1,032,729
	Qatar National Cement Co., QSC	421,281	585,472
	Qatar Navigation QSC	548,409	1,120,548
*	Salam International Investment, Ltd. QSC	2,506,814	605,114
	United Development Co. QSC	5,450,972	2,185,765

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	4,891,759	$2,112,156
	Widam Food Co.	312,449	348,457
	Zad Holding Co.	7,098	30,183
TOTAL QATAR			24,585,029
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	359,594	590,453
	Globaltrans Investment P.L.C., GDR	168,485	1,324,292
	Magnitogorsk Iron & Steel Works PJSC, GDR	48,740	599,502
*	Mail.Ru Group, Ltd., GDR	68,850	1,427,949
*	Mechel PJSC, Sponsored ADR	94,871	206,819
	PhosAgro PJSC, GDR	127,510	2,426,515
	QIWI P.L.C., Sponsored ADR	67,031	683,716
	Ros Agro P.L.C., GDR	44,970	655,663
	Rostelecom PJSC, Sponsored ADR	169,762	1,328,388
	RusHydro PJSC, ADR	826,374	892,484
*	VEON, Ltd., ADR	1,649,123	2,885,965
	VTB Bank PJSC, GDR	27,705	36,183
TOTAL RUSSIA			13,057,929
SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	25,487	801,982
*	Al Alamiya for Cooperative Insurance Co.	55,288	482,608
	Al Babtain Power & Telecommunication Co.	82,682	889,589
*	Al Etihad Cooperative Insurance Co.	101,504	657,786
*	Al Gassim Investment Holding Co.	7,236	60,789
	Al Hammadi Co. for Development and Investment	196,687	2,110,735
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	1,067,874
*	Al Jouf Cement Co.	318,510	1,192,200
*	Al Kathiri Holding Co.	3,135	70,658
	Al Khaleej Training and Education Co.	105,972	839,144
	Al Moammar Information Systems Co.	59,290	2,438,201
*	Al Rajhi Co. for Co-operative Insurance	68,853	1,683,215
*	Al Sagr Cooperative Insurance Co.	64,275	322,966
	Al Yamamah Steel Industries Co.	81,378	1,170,539
*	AlAbdullatif Industrial Investment Co.	86,188	816,216
*	Alahli Takaful Co.	29,842	306,092
	Alandalus Property Co.	145,587	1,176,899
	Alaseel Co.	13,241	308,201
	Aldrees Petroleum and Transport Services Co.	138,947	2,526,819
*	AlJazira Takaful Ta'awuni Co.	68,913	583,163
*	Allianz Saudi Fransi Cooperative Insurance Co.	119,262	850,245
*	Alujain Holding	66,724	1,099,116
*	Arabia Insurance Cooperative Co.	3,024	27,715
	Arabian Cement Co.	209,311	2,603,805
	Arabian Centres Co., Ltd.	131,681	891,311
	Arabian Pipes Co.	84,038	477,583
*	Arabian Shield Cooperative Insurance Co.	93,618	597,209
	Arriyadh Development Co.	315,086	2,416,149
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,607,612
	Astra Industrial Group	142,488	1,784,598
*	AXA Cooperative Insurance Co.	75,427	862,075
	Baazeem Trading Co.	9,626	374,057
*	Bank Al-Jazira	172,052	887,600
*	Basic Chemical Industries, Ltd.	48,411	536,479
*	Batic Investments and Logistic Co.	54,527	575,189
	Bawan Co.	95,676	1,016,286
*	Buruj Cooperative Insurance Co.	31,289	260,412

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	28,137	$250,472
	City Cement Co.	285,618	2,345,157
	Co. for Cooperative Insurance (The)	168,661	3,793,870
	Dallah Healthcare Co.	141,016	2,904,344
*	Dar Al Arkan Real Estate Development Co.	2,305,478	6,472,274
*	Dur Hospitality Co.	160,015	1,456,045
	Eastern Province Cement Co.	111,360	1,465,667
	Electrical Industries Co.	65,904	610,612
*	Emaar Economic City	1,690,150	6,117,422
	Fitaihi Holding Group	129,522	1,183,139
*	Gulf Union Cooperative Insurance Co.	3,623	20,556
	Hail Cement Co.	213,122	1,085,216
	Halwani Brothers Co.	64,161	1,783,400
	Herfy Food Services Co.	56,678	1,010,030
*	Jazan Energy and Development Co.	103,412	735,564
*	L'Azurde Co. for Jewelry	48,261	349,976
*	Leejam Sports Co. JSC	99,590	1,990,754
	Maharah Human Resources Co., Ltd.	67,695	1,382,696
*	Malath Cooperative Insurance Co.	53,642	487,696
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	125,332	842,796
*	Methanol Chemicals Co.	141,707	1,141,444
*	Middle East Healthcare Co.	160,943	1,642,573
*	Middle East Paper Co.	123,342	1,248,733
*	Middle East Specialized Cables Co.	32,002	215,785
	Najran Cement Co.	357,158	2,258,842
*	Nama Chemicals Co.	60,337	776,898
*	National Agriculture Development Co. (The)	188,875	1,974,897
*	National Co., for Glass Manufacturing (The)	63,808	724,048
	National Co., for Learning & Education	14,229	237,518
	National Gas & Industrialization Co.	152,978	1,826,636
	National Gypsum	61,416	830,964
*	National Industrialization Co.	285,211	1,643,913
	National Medical Care Co.	100,303	1,882,220
	Northern Region Cement Co.	394,791	1,951,425
	Qassim Cement Co. (The)	104,618	2,402,740
*	Salama Cooperative Insurance Co.	48,661	354,809
*	Saudi Arabian Cooperative Insurance Co.	40,549	253,050
	Saudi Automotive Services Co.	101,530	979,298
	Saudi Cement Co.	217,770	3,766,911
*	Saudi Ceramic Co.	161,551	2,653,041
	Saudi Chemical Co., Holding.	174,392	1,930,686
	Saudi Co. For Hardware CJSC	67,467	1,279,303
*	Saudi Ground Services Co.	254,920	2,371,470
	Saudi Industrial Services Co.	145,826	1,888,131
*	Saudi Marketing Co.	88,696	899,873
*	Saudi Paper Manufacturing Co.	15,738	275,866
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	103,732	1,664,710
*	Saudi Printing & Packaging Co.	96,359	777,391
*	Saudi Public Transport Co.	262,610	1,891,815
*	Saudi Re for Cooperative Reinsurance Co.	187,458	914,856
*	Saudi Real Estate Co.	402,814	2,829,064
*	Saudi Research & Media Group	78,674	3,706,342
*	Saudi Steel Pipe Co.	42,075	357,683
	Saudia Dairy & Foodstuff Co.	42,971	1,966,003
*	Seera Group Holding	642,742	3,659,343
	Southern Province Cement Co.	50,331	1,146,237
*	Tabuk Cement Co.	192,088	1,203,529
*	Takween Advanced Industries Co.	131,028	817,515
	Umm Al-Qura Cement Co.	119,843	1,057,663

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	130,005	$4,648,207
	United International Transportation Co.	124,963	1,603,550
	United Wire Factories Co.	68,625	736,107
*	Walaa Cooperative Insurance Co.	88,369	580,652
*	Yamama Cement Co.	377,433	3,419,690
	Yanbu Cement Co.	281,306	3,500,585
	Zahrat Al Waha For Trading Co.	30,556	746,945
*	Zamil Industrial Investment Co.	132,934	1,443,505
TOTAL SAUDI ARABIA			148,743,269
SOUTH AFRICA — (3.6%)
#	Adcock Ingram Holdings, Ltd.	155,195	473,983
	Advtech, Ltd.	2,805,382	2,757,538
	AECI, Ltd.	641,716	4,369,754
	African Rainbow Minerals, Ltd.	323,175	6,577,639
	Afrimat, Ltd.	214,403	864,027
	Alexander Forbes Group Holdings, Ltd.	3,790,411	911,380
#	Allied Electronics Corp., Ltd., Class A	940,823	680,646
	Alviva Holdings, Ltd.	411,231	367,837
#	Astral Foods, Ltd.	147,136	1,543,308
	AVI, Ltd.	1,103,201	5,458,296
	Barloworld, Ltd.	1,031,859	7,612,282
*	Blue Label Telecoms, Ltd.	1,809,175	559,568
#*	Brait P.L.C.	3,644,346	712,709
	Cashbuild, Ltd.	97,045	1,762,808
*	Caxton and CTP Publishers and Printers, Ltd.	323,754	180,892
*	City Lodge Hotels, Ltd.	1,151,953	313,975
	Coronation Fund Managers, Ltd.	711,383	2,350,816
#*	Curro Holdings, Ltd.	644,651	518,281
	DataTec, Ltd.	1,885,225	3,029,257
	Dis-Chem Pharmacies, Ltd.	971,974	2,072,982
*	Distell Group Holdings, Ltd.	227,535	2,653,478
	DRDGOLD, Ltd.	1,386,609	1,442,360
*	EOH Holdings, Ltd.	21,271	9,424
	Exxaro Resources, Ltd.	134,529	1,665,583
*	Famous Brands, Ltd.	354,323	1,331,199
*	Foschini Group, Ltd. (The)	934,267	9,861,882
*	Grand Parade Investments, Ltd.	1,258,031	248,878
*	Grindrod Shipping Holdings, Ltd.	38,439	384,107
*	Grindrod, Ltd.	2,635,904	799,934
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	1,627,447	6,672,533
	Hudaco Industries, Ltd.	116,059	1,014,780
	Impala Platinum Holdings, Ltd.	111,959	2,018,221
	Imperial Logistics, Ltd.	597,606	2,492,787
#	Investec, Ltd.	144,095	537,613
	Italtile, Ltd.	852,497	931,283
	JSE, Ltd.	366,844	2,566,159
*	KAP Industrial Holdings, Ltd.	9,913,469	2,678,783
#	Lewis Group, Ltd.	582,163	1,528,534
*	Liberty Holdings, Ltd.	432,662	2,425,417
*	Life Healthcare Group Holdings, Ltd.	4,630,466	7,459,181
*	Long4Life, Ltd.	1,987,403	570,091
*	Massmart Holdings, Ltd.	430,051	1,691,561
*	Merafe Resources, Ltd.	3,009,333	186,158
	Metair Investments, Ltd.	970,090	1,598,334
	MiX Telematics, Ltd.	37,895	20,303
	MiX Telematics, Ltd., Sponsored ADR	27,358	365,503
	Momentum Metropolitan Holdings	3,829,966	5,026,741
	Motus Holdings, Ltd.	459,916	2,672,932

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Mpact, Ltd.	1,117,953	$1,889,622
	Mr. Price Group, Ltd.	487,907	7,256,051
	MultiChoice Group, Ltd.	22,100	183,016
*	Murray & Roberts Holdings, Ltd.	3,178,089	2,160,823
*	Nampak, Ltd.	2,190,570	419,194
	NEPI Rockcastle P.L.C.	28,101	190,357
*	Net 1 UEPS Technologies, Inc.	776	3,177
*	Netcare, Ltd.	3,444,416	3,579,771
*	Northam Platinum, Ltd.	110,473	1,739,641
	Oceana Group, Ltd.	285,133	1,215,936
*	Omnia Holdings, Ltd.	1,157,262	4,403,607
*	Pepkor Holdings, Ltd.	110,032	157,300
	Pick n Pay Stores, Ltd.	1,054,001	3,759,706
*	PPC, Ltd.	7,409,906	1,847,091
	PSG Group, Ltd.	172,311	893,335
	PSG Konsult, Ltd.	798,779	593,094
	Raubex Group, Ltd.	1,110,407	2,155,239
	RCL Foods, Ltd.	552,500	346,563
	Reunert, Ltd.	781,704	2,531,485
	RFG Holdings, Ltd.	423,587	352,334
	Royal Bafokeng Platinum, Ltd.	539,585	4,272,881
*	Santam, Ltd.	157,806	2,699,230
*	Sappi, Ltd.	1,465,415	4,116,377
	SPAR Group, Ltd. (The)	617,202	7,745,515
*	Spur Corp., Ltd.	291,004	364,597
#*	Sun International, Ltd.	1,536,578	1,891,873
*	Super Group, Ltd.	2,024,844	4,404,575
*	Telkom SA SOC, Ltd.	1,037,185	3,002,973
#	Tiger Brands, Ltd.	255,314	3,361,490
*	Tongaat Hulett Pvt, Ltd.	353,085	162,868
	Transaction Capital, Ltd.	1,659,428	4,083,711
	Trencor, Ltd.	903,601	256,128
	Truworths International, Ltd.	1,405,531	5,935,511
*	Tsogo Sun Gaming, Ltd.	1,871,731	1,033,916
*	Tsogo Sun Hotels, Ltd.	92,144	18,838
*	Wilson Bayly Holmes-Ovcon, Ltd.	346,669	2,611,334
*	Woolworths Holdings, Ltd.	3,014,039	11,501,574
TOTAL SOUTH AFRICA			197,112,470
SOUTH KOREA — (15.7%)
#*	3S Korea Co., Ltd.	197,866	564,980
	ABco Electronics Co., Ltd.	34,238	244,348
*	Able C&C Co., Ltd.	41,842	326,503
	ABOV Semiconductor Co., Ltd.	57,340	713,913
#*	Abpro Bio Co., Ltd.	630,240	639,489
#*	ACT Co., Ltd.	97,584	71,263
*	Actoz Soft Co., Ltd.	23,627	241,705
#*	Advanced Digital Chips, Inc.	143,496	140,014
#	Advanced Nano Products Co., Ltd.	39,732	1,279,050
	Advanced Process Systems Corp.	57,054	1,488,054
	Aekyung Industrial Co., Ltd.	7,943	172,524
	Aekyung Petrochemical Co., Ltd.	52,655	600,484
*	AeroSpace Technology of Korea, Inc.	23,818	149,344
	AfreecaTV Co., Ltd.	37,556	4,331,173
*	Agabang&Company	126,885	670,683
	Ahn-Gook Pharmaceutical Co., Ltd.	28,546	323,169
#	Ahnlab, Inc.	28,943	1,705,064
	AJ Networks Co., Ltd.	73,938	377,404
*	Ajin Industrial Co., Ltd.	102,112	313,167

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	AK Holdings, Inc.	22,689	$548,930
*	Alpha Holdings, Inc.	8,313	29,574
*	ALUKO Co., Ltd.	233,226	967,606
*	Amicogen, Inc.	19,425	668,481
*	Aminologics Co., Ltd.	303,153	768,424
*	Amotech Co., Ltd.	31,831	834,810
*	Anam Electronics Co., Ltd.	228,729	628,049
#*	Ananti, Inc.	252,759	2,581,895
*	Apact Co., Ltd.	66,064	419,746
*	Aprogen Healthcare & Games, Inc.	348,018	265,021
#*	Aprogen Medicines, Inc.	295,531	529,903
*	Aprogen pharmaceuticals, Inc.	861,356	900,405
*	APS Holdings Corp.	61,048	1,036,381
*	Arion Technology, Inc.	51,658	2,316
#*	Ascendio Co., Ltd.	42,080	88,610
	Asia Cement Co., Ltd.	6,157	636,270
	ASIA Holdings Co., Ltd.	4,356	491,048
	Asia Paper Manufacturing Co., Ltd.	19,706	925,308
*	Asiana Airlines, Inc.	82,372	1,295,189
	Atec Co., Ltd.	15,058	418,375
*	A-Tech Solution Co., Ltd.	10,226	151,276
	Atinum Investment Co., Ltd.	140,303	524,423
*	AUK Corp.	105,844	252,045
	Aurora World Corp.	24,777	234,873
	Austem Co., Ltd.	53,159	161,276
#	Autech Corp.	93,270	1,083,734
#	Avaco Co., Ltd.	46,925	525,502
	Avatec Co., Ltd.	5,446	104,730
#	Baiksan Co., Ltd.	57,960	552,440
#*	Barun Electronics Co., Ltd.	10,909	37,166
*	Barunson Entertainment & Arts Corp.	180,998	222,637
#	Bcworld Pharm Co., Ltd.	25,475	427,563
	BGF Co., Ltd.	146,750	790,186
#	BH Co., Ltd.	103,922	1,734,902
#*	Binex Co., Ltd.	126,499	2,078,912
	Binggrae Co., Ltd.	25,978	1,374,071
*	Biolog Device Co., Ltd.	126,061	492,853
#*	BioSmart Co., Ltd.	66,962	421,901
*	Biotoxtech Co., Ltd.	59,218	552,564
	BIT Computer Co., Ltd.	67,460	622,537
	Bixolon Co., Ltd.	39,816	203,273
*	Bluecom Co., Ltd.	53,146	494,742
	BNK Financial Group, Inc.	380,697	2,562,588
#	Boditech Med, Inc.	116,473	2,263,271
*	Bohae Brewery Co., Ltd.	504,472	499,216
	BoKwang Industry Co., Ltd.	66,131	414,266
#	Bolak Co., Ltd.	200,936	433,975
	Bookook Securities Co., Ltd.	14,493	308,575
	Boryung Pharmaceutical Co., Ltd.	140,754	2,200,994
*	Bosung Power Technology Co., Ltd.	218,995	852,607
*	Bubang Co., Ltd.	126,807	363,147
#	Bukwang Pharmaceutical Co., Ltd.	129,105	2,333,848
	Busan City Gas Co., Ltd.	8,952	476,147
	BYC Co., Ltd.	1,007	346,721
*	BYON Co., Ltd.	278,366	317,517
	Byucksan Corp.	165,999	614,321
*	Cafe24 Corp.	25,131	694,200
*	CammSys Corp.	267,893	494,544
*	Capro Corp.	154,841	634,783

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Caregen Co., Ltd.	19,134	$1,123,361
	Cell Biotech Co., Ltd.	23,610	402,066
#*	Chabiotech Co., Ltd.	79,908	1,804,779
#	Changhae Ethanol Co., Ltd.	22,759	273,243
*	Charm Engineering Co., Ltd.	192,226	269,333
*	Cheil Bio Co., Ltd.	22,914	71,722
	Cheil Worldwide, Inc.	140,002	2,949,132
*	Chemon, Inc.	44,750	152,134
#	Chemtronics Co., Ltd.	52,337	1,047,173
#	Cheryong Electric Co., Ltd.	59,212	360,665
#*	ChinHung International, Inc.	129,928	274,441
	Chinyang Holdings Corp.	106,598	307,249
#*	Choa Pharmaceutical Co.	122,325	526,882
	Chokwang Leather Co., Ltd.	607	29,179
	Chokwang Paint, Ltd.	20,012	145,779
	Chong Kun Dang Pharmaceutical Corp.	15,250	1,726,396
	Chongkundang Holdings Corp.	14,049	1,229,013
#	Choong Ang Vaccine Laboratory	32,827	491,552
*	CHOROKBAEM Co Co., Ltd.	11,387	16,070
*	Chorokbaem Media Co., Ltd.	484,198	1,085,978
	Chosun Refractories Co., Ltd.	6,866	541,273
#	Chunbo Co., Ltd.	3,555	699,039
#	Chungdahm Learning, Inc.	20,080	595,275
*	CJ Freshway Corp.	30,839	911,473
#*	CJ Seafood Corp.	108,137	440,770
	CKD Bio Corp.	15,640	773,801
	Classys, Inc.	27,839	536,623
	Clean & Science Co., Ltd.	20,735	411,910
#	CLIO Cosmetics Co., Ltd.	26,496	514,799
#*	Cloud Air Co., Ltd.	128,993	244,372
#*	CMG Pharmaceutical Co., Ltd.	518,599	2,177,463
#*	CNT85, Inc.	2,905	691
	Com2uSCorp	24,598	2,434,930
	Commax Co., Ltd.	54,691	389,145
#*	Coreana Cosmetics Co., Ltd.	130,046	536,998
*	Corentec Co., Ltd.	4,774	67,514
*	CORESTEM, Inc.	22,616	360,801
	Cosmax BTI, Inc.	13,075	200,573
*	COSMAX NBT, Inc.	53,231	467,419
#*	Cosmax, Inc.	35,658	3,844,235
#*	Cosmecca Korea Co., Ltd.	23,478	331,410
*	CosmoAM&T Co., Ltd.	100,230	3,687,976
*	Cosmochemical Co., Ltd.	84,987	974,240
#	Cowell Fashion Co., Ltd.	139,522	883,384
#*	Creative & Innovative System	187,522	1,915,496
	Crown Confectionery Co., Ltd.	22,265	242,012
	CROWNHAITAI Holdings Co., Ltd.	25,793	254,242
#*	CrystalGenomics, Inc.	83,939	560,975
	CS Wind Corp.	1,175	84,137
#*	CTC BIO, Inc.	142,805	1,177,409
	Cuckoo Holdings Co., Ltd.	6,753	751,777
	Cuckoo Homesys Co., Ltd.	32,454	1,277,981
*	Curexo, Inc.	11,760	96,598
#*	Curo Co., Ltd.	641,491	329,944
	Cymechs, Inc.	31,198	547,520
	D.I Corp.	107,396	845,136
#*	DA Technology Co., Ltd.	60,673	331,526
	Dae Han Flour Mills Co., Ltd.	4,487	684,852
	Dae Hwa Pharmaceutical Co., Ltd.	57,759	588,527

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Hyun Co., Ltd.	102,719	$250,810
	Dae Won Chemical Co., Ltd.	92,010	227,515
	Dae Won Kang Up Co., Ltd.	165,207	585,653
#*	Dae Young Packaging Co., Ltd.	248,153	665,214
#	Daea TI Co., Ltd.	295,618	1,828,075
#	Daebongls Co., Ltd.	29,867	283,563
#*	Daechang Co., Ltd.	290,712	651,927
	Daechang Forging Co., Ltd.	26,733	199,500
	Daedong Corp.	67,150	727,983
	Daeduck Co., Ltd.	64,469	435,841
	Daeduck Electronics Co., Ltd.	99,329	1,349,679
*	Daehan New Pharm Co., Ltd.	46,120	453,351
	Daehan Steel Co., Ltd.	52,090	989,689
	DAEHO AL Co., Ltd.	8,365	31,526
*	Dae-Il Corp.	8,506	50,003
#	Daejoo Electronic Materials Co., Ltd.	53,650	2,690,160
	Daekyo Co., Ltd.	59,377	246,686
	Daelim B&Co Co., Ltd.	44,437	325,131
*	Daemyung Sonoseason Co., Ltd.	300,314	394,662
	Daeryuk Can Co., Ltd.	12,389	72,032
#	Daesang Corp.	98,489	2,325,900
	Daesang Holdings Co., Ltd.	55,011	533,863
	Daesung Energy Co., Ltd.	35,012	194,508
	Daesung Holdings Co., Ltd.	22,489	747,342
*	Daesung Industrial Co., Ltd.	83,195	357,640
*	Daewon Cable Co., Ltd.	267,262	615,563
#*	Daewon Media Co., Ltd.	35,199	1,048,121
	Daewon Pharmaceutical Co., Ltd.	76,596	1,053,632
	Daewon San Up Co., Ltd.	55,250	401,913
#*	Daewoo Electronic Components Co., Ltd.	175,033	381,523
*	Daewoo Engineering & Construction Co., Ltd.	12,569	81,453
#	Daewoong Co., Ltd.	41,780	1,345,493
#	Daewoong Pharmaceutical Co., Ltd.	8,594	1,276,241
*	Dahaam E-Tec Co., Ltd.	2,100	100,230
	Daihan Pharmaceutical Co., Ltd.	22,490	633,395
	Daishin Securities Co., Ltd.	139,591	2,176,356
*	Daiyang Metal Co., Ltd.	7,421	36,690
#*	Danal Co., Ltd.	236,353	1,543,989
#	Danawa Co., Ltd.	32,398	847,857
	Daou Data Corp.	64,916	800,450
	Daou Technology, Inc.	113,654	2,641,790
#*	Dasan Networks, Inc.	140,990	1,218,062
#	Dawonsys Co., Ltd.	118,217	1,949,003
*	Dayou Automotive Seat Technology Co., Ltd.	283,403	340,183
*	Dayou Plus Co., Ltd.	354,517	454,532
	DB Financial Investment Co., Ltd.	134,387	795,611
#	DB HiTek Co., Ltd.	37,963	2,020,314
*	DB, Inc.	546,644	593,001
	DCM Corp.	22,097	376,997
#	Dentium Co., Ltd.	31,475	1,978,601
#	Deutsch Motors, Inc.	102,165	784,262
*	Development Advance Solution Co., Ltd.	39,144	220,335
*	Dexter Studios Co., Ltd.	7,066	70,412
#	DGB Financial Group, Inc.	644,591	5,286,369
	DHP Korea Co., Ltd.	48,800	337,975
	DI Dong Il Corp.	7,036	1,848,073
	Digital Chosun Co., Ltd.	144,719	478,022
	Digital Daesung Co., Ltd.	65,314	500,397
	Digital Power Communications Co., Ltd.	138,680	1,588,060

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	DIO Corp.	47,102	$2,004,688
	Display Tech Co., Ltd.	52,616	266,339
	DL Construction Co., Ltd.	26,871	783,421
	DL Holdings Co., Ltd.	26,570	1,825,796
	DMS Co., Ltd.	93,018	678,021
#	DNF Co., Ltd.	38,211	994,145
	Dohwa Engineering Co., Ltd.	60,443	476,076
	Dong A Eltek Co., Ltd.	19,652	213,822
	Dong Ah Tire & Rubber Co., Ltd.	38,282	409,742
	Dong-A Hwasung Co., Ltd.	1,120	13,282
	Dong-A Socio Holdings Co., Ltd.	16,055	1,754,391
	Dong-A ST Co., Ltd.	22,300	1,585,797
	Dong-Ah Geological Engineering Co., Ltd.	32,330	600,792
#*	Dongbang Transport Logistics Co., Ltd.	60,872	334,521
	Dongbu Corp.	41,743	516,236
	Dongil Industries Co., Ltd.	4,769	452,333
#	Dongjin Semichem Co., Ltd.	150,759	3,843,032
	DongKook Pharmaceutical Co., Ltd.	107,346	2,355,988
	Dongkuk Industries Co., Ltd.	161,706	536,760
#	Dongkuk Steel Mill Co., Ltd.	247,260	4,564,009
#	Dongkuk Structures & Construction Co., Ltd.	129,912	691,118
	Dongsung Chemical Co., Ltd.	148,124	781,371
	Dongsung Finetec Co., Ltd.	74,289	791,583
*	Dongsung Pharmaceutical Co., Ltd.	8,068	67,598
#*	Dongwha Enterprise Co., Ltd.	22,095	1,435,295
	Dongwha Pharm Co., Ltd.	92,411	1,180,381
	Dongwon Development Co., Ltd.	200,298	1,122,626
	Dongwon F&B Co., Ltd.	5,648	1,089,377
#	Dongwon Industries Co., Ltd.	5,899	1,246,456
	Dongwon Systems Corp.	25,142	943,748
*	Dongwoo Farm To Table Co., Ltd.	64,179	182,826
	Dongyang E&P, Inc.	19,653	312,014
*	Dongyang Steel Pipe Co., Ltd.	495,999	790,227
#	Doosan Co., Ltd.	22,914	1,930,767
*	Doosan Heavy Industries & Construction Co., Ltd.	126,966	2,401,384
#*	Doosan Infracore Co., Ltd.	83,523	1,173,169
	DoubleUGames Co., Ltd.	41,843	2,216,021
	Douzone Bizon Co., Ltd.	2,597	189,101
	DRB Holding Co., Ltd.	20,458	131,174
	Dreamtech Co., Ltd.	7,465	82,540
*	Dreamus Co.	92,588	440,291
	Drgem Corp.	2,230	25,348
#*	DRTECH Corp.	175,505	241,441
*	DSK Co., Ltd.	6,892	64,252
	DTR Automotive Corp.	17,056	592,090
#*	Duksan Neolux Co., Ltd.	50,255	2,678,752
	DY Corp.	72,294	360,804
	DY POWER Corp.	34,233	501,050
*	E Investment&Development Co., Ltd.	45,203	20,835
#*	E& Corp. Co., Ltd.	55,828	514,670
	E1 Corp.	18,162	883,828
	Eagon Industrial, Ltd.	17,740	236,175
	Easy Bio, Inc.	111,330	654,508
#	Easy Holdings Co., Ltd.	212,980	954,599
	eBEST Investment & Securities Co., Ltd.	14,685	112,884
#	Echo Marketing, Inc.	30,065	660,307
*	EcoBio Holdings Co., Ltd.	40,689	339,683
#	Ecopro Co., Ltd.	73,630	4,613,928
*	Ecopro HN Co., Ltd.	60,258	5,600,112

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	e-Credible Co., Ltd.	18,917	$343,027
#	Eehwa Construction Co., Ltd.	63,944	448,953
#*	EG Corp.	28,304	329,279
#*	Ehwa Technologies Information Co., Ltd.	328,490	653,624
*	Elcomtec Co., Ltd.	135,002	186,046
	Elentec Co., Ltd.	76,987	489,443
#*	EMKOREA Co., Ltd.	136,418	587,314
#*	EM-Tech Co., Ltd.	58,360	1,076,624
#*	EMW Co., Ltd.	204,411	92,631
*	Enex Co., Ltd.	106,249	278,817
#	ENF Technology Co., Ltd.	39,941	1,190,519
*	Enplus Co., Ltd.	23,422	77,804
	Eo Technics Co., Ltd.	38,726	3,904,807
*	e-Starco Co., Ltd.	6,026	21,213
	Estechpharma Co., Ltd.	42,421	445,286
*	ESTsoft Corp.	27,672	379,374
#*	E-TRON Co., Ltd.	1,491,477	894,558
#	Eugene Corp.	211,561	987,356
	Eugene Investment & Securities Co., Ltd.	270,932	945,821
#	Eugene Technology Co., Ltd.	66,860	2,654,064
	Eusu Holdings Co., Ltd.	59,047	330,785
*	Exax, Inc.	87,600	182,481
*	Exem Co., Ltd.	92,152	389,396
*	F&F Co., Ltd.	7,142	3,725,208
#	F&F Holdings Co., Ltd.	7,212	234,074
	Farmsco	66,345	415,866
	FarmStory Co., Ltd.	168,511	401,537
#	Fine Semitech Corp.	39,942	922,423
*	Fine Technix Co., Ltd.	66,247	494,153
*	Firstec Co., Ltd.	144,572	317,726
*	FNC Entertainment Co., Ltd.	3,147	16,476
#*	Foosung Co., Ltd.	229,656	2,643,203
	Fursys, Inc.	14,385	449,145
*	FutureChem Co., Ltd.	8,398	114,364
*	Futurestream Networks Co., Ltd.	16,175	15,803
*	G.U.ON Co., Ltd.	149,142	54,701
	Gabia, Inc.	44,165	616,498
#	Galaxia Moneytree Co., Ltd.	63,004	384,650
*	Gamevil, Inc.	21,677	666,734
	Gaon Cable Co., Ltd.	9,381	280,953
*	Gemvaxlink Co., Ltd.	291,934	443,710
*	Genematrix, Inc.	38,546	416,696
*	Genie Music Corp.	141,523	769,390
	Geumhwa PSC Co., Ltd.	6,842	197,054
	Global Standard Technology Co., Ltd.	812	21,329
*	GMB Korea Corp.	35,866	212,530
*	GNCO Co., Ltd.	339,706	298,423
	GOLFZON Co., Ltd.	13,390	1,752,303
	Golfzon Newdin Holdings Co., Ltd.	91,261	729,832
*	Good People Co., Ltd.	225,318	154,995
#*	Grand Korea Leisure Co., Ltd.	82,487	1,142,123
	Green Cross Cell Corp.	29,348	1,012,160
#	Green Cross Holdings Corp.	79,061	2,170,128
	Green Cross LabCell Corp.	13,750	1,156,524
*	Green Cross Medical Science Corp.	17,495	170,024
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	205,551	485,054
	GS Retail Co., Ltd.	46,434	1,426,104
*	G-treeBNT Co., Ltd.	38,914	346,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gwangju Shinsegae Co., Ltd.	2,830	$456,702
	Hae In Corp.	4,066	23,762
	HAESUNG DS Co., Ltd.	39,224	1,497,902
	Haitai Confectionery & Foods Co., Ltd.	40,008	355,310
	Halla Corp.	100,614	490,158
	Halla Holdings Corp.	35,290	1,413,356
*	Han Chang Corp.	175,437	272,134
#	Han Kuk Carbon Co., Ltd.	126,255	1,276,421
*	Hana Micron, Inc.	110,153	1,506,532
*	Hanall Biopharma Co., Ltd.	59,578	1,152,024
	HanChang Paper Co., Ltd.	14,488	31,031
#*	Hancom MDS, Inc.	24,878	494,294
*	Hancom, Inc.	72,011	1,475,420
	Handok, Inc.	39,121	907,581
	Handsome Co., Ltd.	59,495	2,028,874
#	Hanil Holdings Co., Ltd.	44,195	517,284
#	Hanil Hyundai Cement Co., Ltd.	13,956	444,279
#*	Hanjin Heavy Industries & Construction Co., Ltd.	127,893	890,129
	Hanjin Transportation Co., Ltd.	40,772	1,448,707
*	Hankook Corp., Inc.	9,559	779
*	Hankook Cosmetics Manufacturing Co., Ltd.	8,751	250,422
	Hankook Shell Oil Co., Ltd.	3,099	738,476
	Hankook Synthetics, Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	113,291
#	Hanmi Semiconductor Co., Ltd.	104,267	3,328,893
	HanmiGlobal Co., Ltd.	31,164	303,938
*	Hans Biomed Corp.	35,284	494,775
	Hansae Co., Ltd.	86,688	1,583,192
	Hansae Yes24 Holdings Co., Ltd.	45,615	438,459
	Hanshin Construction	36,052	721,465
	Hanshin Machinery Co.	91,006	299,662
	Hansol Chemical Co., Ltd.	30,620	7,129,746
	Hansol Holdings Co., Ltd.	144,162	550,570
#*	Hansol HomeDeco Co., Ltd.	255,321	515,643
	Hansol Paper Co., Ltd.	70,349	979,743
*	Hansol Technics Co., Ltd.	116,249	838,900
#	Hanssem Co., Ltd.	4,250	443,968
	Hanwha Aerospace Co., Ltd.	76,650	3,457,576
	Hanwha Corp.	64,206	1,668,212
*	Hanwha General Insurance Co., Ltd.	259,090	1,042,738
*	Hanwha Investment & Securities Co., Ltd.	463,500	1,861,186
	Hanwha Life Insurance Co., Ltd.	195,516	577,531
	Hanyang Eng Co., Ltd.	48,816	718,398
	Hanyang Securities Co., Ltd.	37,231	511,656
*	Harim Co., Ltd.	208,696	576,569
#	Harim Holdings Co., Ltd.	145,706	1,241,999
*	HB SOLUTION Co., Ltd.	28,101	704,690
#	HB Technology Co., Ltd.	271,906	736,400
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,807,592
	HDC Hyundai Engineering Plastics Co., Ltd.	50,887	261,069
#	HDC I-Controls Co., Ltd.	24,719	302,334
#*	Helixmith Co., Ltd.	51,227	1,256,886
#*	Heung-A Shipping Co., Ltd.	182,443	30,691
*	Heungkuk Fire & Marine Insurance Co., Ltd.	221,912	799,534
*	HFR, Inc.	14,333	278,570
	High Tech Pharm Co., Ltd.	9,245	144,397
#	Hite Jinro Co., Ltd.	71,276	2,136,502
#	Hitejinro Holdings Co., Ltd.	27,709	366,889
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	130,384	674,885

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HLB Life Science Co., Ltd.	228,090	$2,084,128
*	HLB POWER Co., Ltd.	136,592	293,883
	HLscience Co., Ltd.	3,143	108,886
*	HNT Electronics Co., Ltd.	55,565	17,390
*	Home Center Holdings Co., Ltd.	427,427	453,695
*	Homecast Co., Ltd.	143,591	493,758
	HS Industries Co., Ltd.	173,247	1,105,555
*	HSD Engine Co., Ltd.	87,801	650,163
	Huchems Fine Chemical Corp.	78,515	1,675,327
*	Hugel, Inc.	2,576	536,799
*	Humasis Co., Ltd.	52,128	825,089
*	Humax Co., Ltd.	59,443	268,032
	Humedix Co., Ltd.	25,895	755,933
*	Huneed Technologies	34,054	220,396
#	Huons Co., Ltd.	34,834	1,837,166
	Huons Global Co., Ltd.	28,967	1,643,633
#	Huvis Corp.	67,616	694,261
	Huvitz Co., Ltd.	39,547	325,924
	Hwa Shin Co., Ltd.	48,675	416,872
	Hwacheon Machine Tool Co., Ltd.	4,961	159,843
*	Hwail Pharm Co., Ltd.	160,089	501,425
	Hwangkum Steel & Technology Co., Ltd.	46,950	407,727
	Hwaseung Corp Co., Ltd.	126,457	352,232
#	Hwaseung Enterprise Co., Ltd.	71,812	1,011,928
*	Hwaseung R&A Co., Ltd.	51,059	285,284
	HwaSung Industrial Co., Ltd.	45,010	505,322
	Hy-Lok Corp.	37,211	559,012
*	Hyosung Advanced Materials Corp.	4,480	2,399,293
*	Hyosung Chemical Corp.	3,351	1,145,849
	Hyosung Corp.	7,523	802,483
*	Hyosung Heavy Industries Corp.	1,710	116,546
	Hyosung TNC Corp.	779	604,227
	HyosungITX Co., Ltd.	16,612	336,700
	Hyundai Bioland Co., Ltd.	74,258	1,368,276
	Hyundai BNG Steel Co., Ltd.	41,421	807,911
*	Hyundai Construction Equipment Co., Ltd.	54,680	2,694,608
	Hyundai Corp Holdings, Inc.	30,030	391,530
#	Hyundai Corp.	37,567	640,479
	Hyundai Department Store Co., Ltd.	46,770	3,258,020
*	Hyundai Electric & Energy System Co., Ltd.	50,960	1,044,756
	Hyundai Elevator Co., Ltd.	72,251	3,396,494
	Hyundai Ezwel Co., Ltd.	82,435	876,190
	Hyundai Futurenet Co., Ltd.	197,961	792,796
#	Hyundai Greenfood Co., Ltd.	202,636	1,773,726
	Hyundai Home Shopping Network Corp.	27,622	1,953,637
	Hyundai HT Co., Ltd.	8,282	72,881
	Hyundai Livart Furniture Co., Ltd.	53,958	914,066
	Hyundai Marine & Fire Insurance Co., Ltd.	153,436	3,461,737
*	Hyundai Mipo Dockyard Co., Ltd.	6,685	488,584
	Hyundai Motor Securities Co., Ltd.	76,683	851,711
	Hyundai Pharmaceutical Co., Ltd.	96,966	553,436
#*	Hyundai Rotem Co., Ltd.	200,316	4,337,018
#	Hyundai Wia Corp.	69,018	5,891,128
	HyVision System, Inc.	58,211	949,130
*	I&C Technology Co., Ltd.	56,987	228,124
#	i3system, Inc.	21,257	361,195
*	iA, Inc.	1,046,999	1,057,874
	ICD Co., Ltd.	62,959	825,322
#*	Icure Pharm, Inc.	5,160	185,621

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co., Ltd.	1,320	$16,076
*	IHQ, Inc.	318,701	508,922
*	Il Dong Pharmaceutical Co., Ltd.	48,363	640,646
#	Iljin Diamond Co., Ltd.	33,103	1,363,443
*	Iljin Display Co., Ltd.	96,082	353,414
	Iljin Electric Co., Ltd.	81,571	459,116
#	Iljin Holdings Co., Ltd.	90,465	469,161
	Ilshin Spinning Co., Ltd.	6,575	571,266
#*	Ilshin Stone Co., Ltd.	206,774	562,806
	ilShinbiobase Co., Ltd.	153,975	822,699
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	295,691
#	Ilyang Pharmaceutical Co., Ltd.	59,729	1,744,720
	iMarketKorea, Inc.	74,129	777,346
	InBody Co., Ltd.	48,341	1,224,912
#*	INCON Co., Ltd.	63,380	136,464
*	Incross Co., Ltd.	17,970	809,857
#*	Infinitt Healthcare Co., Ltd.	60,954	450,755
*	Infinity NT Co., Ltd.	414,534	131,496
	INITECH Co., Ltd.	34,978	222,592
#	Innocean Worldwide, Inc.	42,388	2,263,222
	InnoWireless, Inc.	21,703	888,719
*	Innox Advanced Materials Co., Ltd.	30,390	1,882,600
*	Inscobee, Inc.	313,331	988,530
#*	Insun ENT Co., Ltd.	125,683	1,373,283
	Intekplus Co., Ltd.	6,839	159,189
	Intellian Technologies, Inc.	10,922	561,591
	Intelligent Digital Integrated Security Co., Ltd.	25,863	572,756
#*	Interflex Co., Ltd.	61,987	768,754
#	Interojo Co., Ltd.	37,170	968,678
	Interpark Corp.	265,024	1,946,894
	INTOPS Co., Ltd.	50,901	1,257,950
#*	iNtRON Biotechnology, Inc.	80,956	1,704,673
	Inzi Controls Co., Ltd.	1,917	25,994
	INZI Display Co., Ltd.	20,792	58,047
#*	Iones Co., Ltd.	71,025	589,071
#	IS Dongseo Co., Ltd.	62,228	2,956,148
	ISC Co., Ltd.	45,161	1,023,276
	i-SENS, Inc.	41,405	1,168,683
	ISU Chemical Co., Ltd.	85,119	874,252
*	IsuPetasys Co., Ltd.	123,822	401,746
	It's Hanbul Co., Ltd.	24,577	532,004
*	Jahwa Electronics Co., Ltd.	50,494	871,289
#	JASTECH, Ltd.	41,506	285,421
*	Jayjun Cosmetic Co., Ltd.	213,457	349,591
	JB Financial Group Co., Ltd.	534,217	3,590,348
#	JC Chemical Co., Ltd.	11,668	103,752
	JC Hyun System, Inc.	53,498	373,995
*	Jcontentree Corp.	23,701	1,003,670
	Jeil Pharmaceutical Co., Ltd.	5,220	188,898
*	Jeju Air Co., Ltd.	43	839
*	Jeju Semiconductor Corp.	124,855	632,214
*	Jeongsan Aikang Co., Ltd.	126,662	299,844
	Jinro Distillers Co., Ltd.	7,784	218,914
	Jinsung T.E.C.	46,797	510,636
	JLS Co., Ltd.	45,466	282,713
*	JNK Heaters Co., Ltd.	52,520	303,601
*	JoyCity Corp.	19,611	199,720
#*	Jusung Engineering Co., Ltd.	178,294	2,213,359
	JVM Co., Ltd.	23,322	350,870

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JW Holdings Corp.	175,110	$675,661
	JW Life Science Corp.	36,443	582,134
	JW Pharmaceutical Corp.	61,888	1,555,757
*	JW Shinyak Corp.	56,118	242,132
#	JYP Entertainment Corp.	111,262	3,878,830
#*	Kanglim Co., Ltd.	152,155	563,585
	Kangnam Jevisco Co., Ltd.	14,797	407,392
*	Kangstem Biotech Co., Ltd.	36,730	192,919
#	KAON Media Co., Ltd.	73,042	1,124,779
	KC Co., Ltd.	30,758	672,381
*	KC Cottrell Co., Ltd.	1,244	10,300
	KC Green Holdings Co., Ltd.	60,480	336,745
	KC Tech Co., Ltd.	48,189	1,198,814
	KCC Corp.	2,269	701,305
	KCC Engineering & Construction Co., Ltd.	36,099	320,353
	KCC Glass Corp.	26,167	1,693,232
	KCI, Ltd.	23,655	205,830
	KCO Energy, Inc.	120	0
	KCTC	25,319	171,704
#*	KEC Corp.	384,550	780,463
#	KEPCO Engineering & Construction Co., Inc.	57,853	2,681,352
#	KEPCO Plant Service & Engineering Co., Ltd.	45,946	1,703,816
*	KEYEAST Co., Ltd.	58,751	740,031
	KG Chemical Corp.	14,892	498,515
	Kginicis Co., Ltd.	74,270	1,396,494
	KGMobilians Co., Ltd.	78,729	719,571
*	KH Electron Co., Ltd.	208,977	191,927
*	KH FEELUX Co., Ltd.	370,756	1,055,004
#*	KH Vatec Co., Ltd.	69,748	1,336,892
*	KineMaster Corp.	3,494	81,514
	KINX, Inc.	14,677	808,709
	KISCO Corp.	85,062	701,950
	KISCO Holdings Co., Ltd.	39,790	726,644
	KISWIRE, Ltd.	48,447	1,050,193
	KL-Net Corp.	61,091	252,213
	KM Corp.	34,364	300,835
*	KMH Co., Ltd.	76,111	748,270
#*	KMW Co., Ltd.	61,705	2,855,188
	Kocom Co., Ltd.	30,712	218,479
#	Koentec Co., Ltd.	88,341	709,637
	Koh Young Technology, Inc.	248,317	5,281,867
#	Kolmar BNH Co., Ltd.	33,466	1,390,889
#	Kolmar Korea Co., Ltd.	69,539	3,317,314
	Kolmar Korea Holdings Co., Ltd.	32,252	814,184
	Kolon Corp.	27,737	738,551
#	Kolon Global Corp.	29,832	629,666
	Kolon Industries, Inc.	79,866	5,625,138
*	Kolon Plastic, Inc.	60,456	391,747
	Komelon Corp.	21,175	266,683
	KoMiCo, Ltd.	29,554	1,677,141
	Kopla Co., Ltd.	76,189	454,228
#	Korea Alcohol Industrial Co., Ltd.	57,156	689,102
	Korea Asset In Trust Co., Ltd.	230,553	912,071
	Korea Cast Iron Pipe Industries Co., Ltd.	50,364	446,960
*	Korea Circuit Co., Ltd.	51,521	681,499
	Korea District Heating Corp.	13,150	484,309
	Korea Electric Terminal Co., Ltd.	24,601	2,026,521
	Korea Electronic Certification Authority, Inc.	76,475	702,887
	Korea Electronic Power Industrial Development Co., Ltd.	62,193	749,164

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Export Packaging Industrial Co., Ltd.	5,621	$136,603
	Korea Flange Co., Ltd.	70,591	201,227
#*	Korea Information & Communications Co., Ltd.	24,722	212,567
	Korea Information Certificate Authority, Inc.	80,743	545,457
*	Korea Line Corp.	710,410	1,915,821
#	Korea Petrochemical Ind Co., Ltd.	14,726	3,264,404
	Korea Real Estate Investment & Trust Co., Ltd.	655,236	1,254,746
	Korea United Pharm, Inc.	42,581	1,972,275
	Korean Reinsurance Co.	362,651	3,005,587
	Kortek Corp.	40,078	358,975
*	KPM Tech Co., Ltd.	280,843	735,867
	KPX Chemical Co., Ltd.	9,201	512,319
*	KSIGN Co., Ltd.	220,369	489,290
	KSS LINE, Ltd.	66,599	684,040
*	KT Alpha Co., Ltd.	69,415	603,920
	KT Skylife Co., Ltd.	93,341	886,326
#	KT Submarine Co., Ltd.	64,182	402,640
	KTB Investment & Securities Co., Ltd.	197,713	1,300,349
	KTCS Corp.	149,693	404,409
	Ktis Corp.	123,991	308,708
*	Kuk Young G&M	167,197	383,720
	Kukbo Design Co., Ltd.	13,600	265,638
	Kukdo Chemical Co., Ltd.	9,526	786,892
	Kukdong Corp.	19,128	58,822
#	Kukdong Oil & Chemicals Co., Ltd.	76,171	306,771
#*	Kuk-il Paper Manufacturing Co., Ltd.	412,206	1,869,165
*	Kum Yang Co., Ltd.	95,714	423,225
*	Kumho Tire Co., Inc.	405,533	2,359,984
	KUMHOE&C Co., Ltd.	82,952	902,902
	Kumkang Kind Co., Ltd.	62,740	455,660
	Kwang Dong Pharmaceutical Co., Ltd.	152,957	1,177,381
	Kwang Myung Electric Co., Ltd.	159,899	485,871
#	Kyeryong Construction Industrial Co., Ltd.	31,006	883,321
	Kyobo Securities Co., Ltd.	73,316	545,080
	Kyongbo Pharmaceutical Co., Ltd.	54,947	639,291
	Kyung Dong Navien Co., Ltd.	29,656	1,899,693
	Kyung Nong Corp.	15,142	237,320
#	Kyungbang Co., Ltd.	47,694	564,289
	KyungDong City Gas Co., Ltd.	14,614	301,070
	Kyungdong Pharm Co., Ltd.	73,304	663,845
	Kyung-In Synthetic Corp.	138,849	822,910
	L&C Bio Co., Ltd.	12,749	376,330
	L&F Co., Ltd.	31,172	2,916,438
*	Lake Materials Co., Ltd.	31,957	117,680
#	LB Semicon, Inc.	141,058	1,635,331
	Leadcorp, Inc. (The)	79,163	632,785
*	Leaders Cosmetics Co., Ltd.	4,536	18,895
	LEENO Industrial, Inc.	15,458	2,406,047
*	Leenos Corp.	73,526	98,157
	LF Corp.	84,782	1,360,200
	LG HelloVision Co., Ltd.	144,411	914,028
#	LIG Nex1 Co., Ltd.	51,683	1,927,744
	Lion Chemtech Co., Ltd.	33,546	287,736
	LMS Co., Ltd.	20,005	192,524
#*	Lock & Lock Co., Ltd.	89,032	1,026,076
#*	Longtu Korea, Inc.	75,734	437,671
	LOT Vacuum Co., Ltd.	45,136	670,799
#	Lotte Chilsung Beverage Co., Ltd.	15,682	1,976,486
	Lotte Confectionery Co., Ltd.	3,088	381,129

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co., Ltd.	82,293	$5,192,786
	Lotte Food Co., Ltd.	1,943	740,216
#	LOTTE Himart Co., Ltd.	43,803	1,358,998
*	Lotte Non-Life Insurance Co., Ltd.	262,386	422,513
#	LS Cable & System Asia, Ltd.	42,484	334,735
#	LS Corp.	30,860	1,952,975
	LS Electric Co., Ltd.	15,764	891,179
*	Lumens Co., Ltd.	75,802	88,404
*	Lutronic Corp.	96,909	1,403,869
*	LVMC Holdings	264,921	798,887
	LX Hausys, Ltd.	27,474	2,387,677
	LX International Corp.	126,161	3,393,926
	LX Semicon Co., Ltd.	50,228	5,242,881
	Maeil Dairies Co., Ltd.	3,867	257,764
	Maeil Holdings Co., Ltd.	22,787	208,065
*	Maniker Co., Ltd.	577,058	340,409
#	Mcnex Co., Ltd.	57,775	2,382,794
	ME2ON Co., Ltd.	114,316	629,959
#	Mediana Co., Ltd.	24,865	291,205
#*	Medience Co., Ltd.	53,361	215,717
*	Medipost Co., Ltd.	40,230	1,028,383
#	Medy-Tox, Inc.	10,861	1,911,049
#*	Meerecompany, Inc.	18,431	514,402
#	MegaStudy Co., Ltd.	34,794	419,732
	MegaStudyEdu Co., Ltd.	37,221	2,575,987
	Meritz Financial Group, Inc.	30,165	659,160
	Meritz Fire & Marine Insurance Co., Ltd.	124,746	2,769,256
	META BIOMED Co., Ltd.	84,496	225,103
*	Mgame Corp.	82,559	717,025
	Mi Chang Oil Industrial Co., Ltd.	3,145	227,595
*	MiCo, Ltd.	120,402	1,454,618
	Minwise Co., Ltd.	38,718	694,701
	Mirae Asset Life Insurance Co., Ltd.	298,276	1,058,364
	Mirae Asset Venture Investment Co., Ltd.	9,209	69,552
*	Mirae Corp.	12,807	173,212
	Miwon Chemicals Co., Ltd.	3,853	272,944
	Miwon Commercial Co., Ltd.	5,072	926,492
	Miwon Specialty Chemical Co., Ltd.	7,338	1,133,694
	MK Electron Co., Ltd.	69,927	1,248,758
*	MNTech Co., Ltd.	82,096	326,562
*	Mobile Appliance, Inc.	145,964	543,147
#	MOM'S TOUCH&Co.	159,622	649,581
	Monalisa Co., Ltd.	93,336	397,724
#	MonAmi Co., Ltd.	89,951	447,603
	Moorim P&P Co., Ltd.	108,587	473,857
	Moorim Paper Co., Ltd.	110,030	304,710
#	Motonic Corp.	40,895	397,679
*	MP Daesan, Inc.	151,072	106,298
	mPlus Corp.	5,726	73,694
	Mr Blue Corp.	1,413	12,910
#	MS Autotech Co., Ltd.	120,025	706,215
	Muhak Co., Ltd.	56,713	402,670
#	Multicampus Co., Ltd.	10,891	382,284
*	MyungMoon Pharm Co., Ltd.	128,892	630,666
#	Nam Hwa Construction Co., Ltd.	30,178	336,329
#	Namhae Chemical Corp.	114,003	1,250,989
*	NamKwang Engineering & Construction Co., Ltd.	2,218	31,575
#*	Namsun Aluminum Co., Ltd.	285,935	1,046,171
*	Namu Tech Co., Ltd.	16,659	49,549

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Namuga Co., Ltd.	36,468	$322,084
	Namyang Dairy Products Co., Ltd.	1,212	636,859
*	NanoenTek, Inc.	90,213	639,591
	Nasmedia Co., Ltd.	19,432	684,217
*	Nat Games Co., Ltd.	1,927	21,266
#*	Nature & Environment Co., Ltd.	301,292	658,866
*	NDFOS Co., Ltd.	16,993	152,918
	NeoPharm Co., Ltd.	23,617	650,059
*	Neowiz	65,017	1,469,889
*	Neowiz Holdings Corp.	19,937	501,323
#*	NEPES Corp.	80,973	2,682,458
	Newtree Co., Ltd.	2,760	79,441
	Nexen Corp.	108,320	480,781
#	Nexen Tire Corp.	166,946	1,346,424
*	Nexon GT Co., Ltd.	5,993	63,483
#*	Next Entertainment World Co., Ltd.	74,614	602,507
	NextEye Co., Ltd.	197,968	293,052
*	Nexturnbioscience Co., Ltd.	45,576	288,710
*	NHN Corp.	24,189	1,624,162
#*	NHN KCP Corp.	67,566	3,098,863
	NICE Holdings Co., Ltd.	94,031	1,525,957
	Nice Information & Telecommunication, Inc.	24,833	732,119
	NICE Information Service Co., Ltd.	157,513	3,287,526
	NICE Total Cash Management Co., Ltd.	64,820	415,715
*	NK Co., Ltd.	328,158	351,478
*	NKMax Co., Ltd.	4,902	59,059
	Nong Shim Holdings Co., Ltd.	9,009	622,051
	Nong Woo Bio Co., Ltd.	34,997	427,737
#	NongShim Co., Ltd.	6,662	1,905,063
	Noroo Holdings Co., Ltd.	9,344	115,037
	NOROO Paint & Coatings Co., Ltd.	39,524	414,471
	NOVAREX Co., Ltd.	965	40,736
	NPC	66,771	336,885
	NS Shopping Co., Ltd.	61,077	648,058
*	nTels Co., Ltd.	37,498	420,771
*	Nuintek Co., Ltd.	5,752	20,634
*	NuriFlex Co., Ltd.	17,628	133,307
*	NUVOTEC Co., Ltd.	153,125	203,456
	Oceanbridge Co., Ltd.	19,278	266,876
*	OCI Co., Ltd.	6,913	685,887
	Okong Corp.	14,342	63,282
*	Omnisystem Co., Ltd.	171,440	411,825
	Openbase, Inc.	117,833	600,977
	Opto Device Technology Co., Ltd.	29,480	197,989
#	OptoElectronics Solutions Co., Ltd.	38,766	1,407,098
*	OPTRON-TEC, Inc.	98,190	733,888
#*	Orbitech Co., Ltd.	102,302	641,355
#*	Orientbio, Inc.	437,273	483,177
#	Orion Holdings Corp.	100,901	1,474,401
*	OSANGJAIEL Co., Ltd.	31,541	198,345
	Osstem Implant Co., Ltd.	47,384	5,331,561
#*	Osung Advanced Materials Co., Ltd.	258,797	740,089
	Ottogi Corp.	2,256	1,056,723
#	Paik Kwang Industrial Co., Ltd.	128,714	784,880
	Pang Rim Co., Ltd.	101,740	206,504
*	Pan-Pacific Co., Ltd.	119,402	243,526
#*	Paradise Co., Ltd.	99,002	1,444,411
#	Park Systems Corp.	2,074	230,523
#	Partron Co., Ltd.	174,259	1,549,408

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Paru Co., Ltd.	114,681	$127,790
#	People & Technology, Inc.	30,908	714,718
*	PharmAbcine	2,444	22,973
#	PharmaResearch Co., Ltd.	21,005	1,624,683
*	PharmGen Science, Inc.	68,340	697,556
*	Pharmicell Co., Ltd.	141,622	2,068,752
*	Philoptics Co., Ltd.	1,444	14,353
	PI Advanced Materials Co., Ltd.	67,634	3,146,302
	Point Engineering Co., Ltd.	5,136	16,549
*	POLUS BioPharm, Inc.	42,209	8,428
#	Poongsan Corp.	83,760	2,807,611
	Poongsan Holdings Corp.	26,475	645,161
	POSCO Coated & Color Steel Co., Ltd.	3,402	205,778
#	Posco ICT Co., Ltd.	241,905	1,670,158
	Posco International Corp.	29,542	665,279
	Posco M-Tech Co., Ltd.	108,798	827,818
#*	Power Logics Co., Ltd.	129,597	982,472
*	Prostemics Co., Ltd.	64,485	192,304
#	Protec Co., Ltd.	19,624	468,542
#	PS TEC Co., Ltd.	41,635	210,270
#	PSK, Inc.	43,133	1,594,078
	Pulmuone Co., Ltd.	49,210	830,939
*	Puloon Technology, Inc.	2,067	25,354
	Pungkuk Alcohol Industry Co., Ltd.	23,801	392,655
	Pyeong Hwa Automotive Co., Ltd.	45,439	431,774
*	RaonSecure Co., Ltd.	159,690	660,635
	Rayence Co., Ltd.	21,966	264,766
*	Redrover Co., Ltd.	111,853	33,366
#	Reyon Pharmaceutical Co., Ltd.	33,887	1,508,395
#	RFHIC Corp.	71,961	2,305,641
*	RFTech Co., Ltd.	114,269	701,400
*	Robostar Co., Ltd.	29,213	650,053
*	Robotis Co., Ltd.	9,311	127,236
*	Rorze Systems Corp.	12,806	63,969
#	Rsupport Co., Ltd.	59,819	505,598
	S Net Systems, Inc.	53,595	350,665
#	S&S Tech Corp.	67,602	1,869,940
*	S.Y. Co., Ltd.	134,827	483,027
	Sajo Industries Co., Ltd.	10,543	635,331
	Sajodaerim Corp.	2,580	60,232
*	Sajodongaone Co., Ltd.	29,518	38,526
#*	Sam Chun Dang Pharm Co., Ltd.	62,412	3,049,182
#*	SAM KANG M&T Co., Ltd.	103,756	1,517,512
	Sam Young Electronics Co., Ltd.	45,179	518,815
#	Sam Yung Trading Co., Ltd.	77,883	1,103,498
	Sambo Corrugated Board Co., Ltd.	7,239	101,306
*	Sambo Motors Co., Ltd.	45,702	268,156
*	Sambu Engineering & Construction Co., Ltd.	221,891	667,834
	Samchully Co., Ltd.	9,076	708,310
#	Samchuly Bicycle Co., Ltd.	40,771	441,818
#	Samho Development Co., Ltd.	79,540	422,773
	SAMHWA Paints Industrial Co., Ltd.	51,482	506,227
	Samick Musical Instruments Co., Ltd.	235,828	387,477
#	Samick THK Co., Ltd.	39,009	454,729
#	Samil Pharmaceutical Co., Ltd.	43,326	343,013
	Samji Electronics Co., Ltd.	37,339	434,328
	Samjin LND Co., Ltd.	98,862	319,069
	Samjin Pharmaceutical Co., Ltd.	40,194	939,265
*	Samkee Corp.	55,391	225,527

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sammok S-Form Co., Ltd.	29,608	$386,502
#	SAMPYO Cement Co., Ltd.	125,588	614,145
*	Samsung Pharmaceutical Co., Ltd.	267,348	1,696,475
	Samsung Publishing Co., Ltd.	23,083	835,347
	SAMT Co., Ltd.	249,735	916,812
	Samwha Capacitor Co., Ltd.	37,662	1,994,981
	Samwha Electric Co., Ltd.	19,700	581,194
	Samyang Corp.	15,031	832,207
#	Samyang Foods Co., Ltd.	14,950	1,193,292
	Samyang Holdings Corp.	16,535	1,565,871
	Samyang Packaging Corp.	1,372	34,155
	Samyang Tongsang Co., Ltd.	5,607	379,498
#	Sang-A Frontec Co., Ltd.	39,148	1,847,037
*	Sangbo Corp.	96,831	201,574
#*	Sangsangin Co., Ltd.	137,397	929,142
	Sangsin Energy Display Precision Co., Ltd.	47,374	683,706
	SaraminHR Co., Ltd.	29,015	1,248,621
	Satrec Initiative Co., Ltd.	26,747	1,232,062
	SAVEZONE I&C Corp.	84,187	262,004
*	SBI Investment Korea Co., Ltd.	442,856	788,337
*	SBS Media Holdings Co., Ltd.	113,708	221,190
#*	SBW	962,183	680,236
	SCI Information Service, Inc.	18,181	59,505
#*	S-Connect Co., Ltd.	235,710	437,184
*	SD Biotechnologies Co., Ltd.	48,626	200,917
#*	SDN Co., Ltd.	224,182	590,487
	Seah Besteel Corp.	51,280	1,400,647
	SeAH Holdings Corp.	3,283	298,315
	SeAH Steel Corp.	5,892	543,735
	SeAH Steel Holdings Corp.	7,011	477,146
	Sebang Co., Ltd.	52,131	601,631
#	Sebang Global Battery Co., Ltd.	27,156	2,065,904
	Secuve Co., Ltd.	194,990	266,332
	Sejin Heavy Industries Co., Ltd.	18,646	108,848
	Sejong Industrial Co., Ltd.	53,849	454,404
*	Sejong Telecom, Inc.	1,627,463	976,605
*	Sekonix Co., Ltd.	47,555	199,688
#*	Selvas AI, Inc.	106,286	451,186
	Sempio Foods Co.	12,562	624,487
	Semyung Electric Machinery Co., Ltd.	8,458	43,958
	S-Energy Co., Ltd.	75,802	317,446
#	Seobu T&D	198,625	1,513,492
	Seohan Co., Ltd.	356,090	652,212
#*	Seojin System Co., Ltd.	26,928	973,193
*	Seoul Auction Co., Ltd.	36,120	664,170
	Seoul City Gas Co., Ltd.	127	15,143
*	Seoul Food Industrial Co., Ltd.	1,710,513	604,441
#*	Seoul Pharma Co., Ltd.	22,356	178,236
	Seoul Semiconductor Co., Ltd.	182,458	2,925,567
	Seoul Viosys Co., Ltd.	1,728	24,762
#	Seoulin Bioscience Co., Ltd.	31,699	596,425
#*	Seowon Co., Ltd.	158,377	420,942
	SEOWONINTECH Co., Ltd.	30,564	197,384
#	Seoyon Co., Ltd.	56,279	806,219
	Seoyon E-Hwa Co., Ltd.	37,029	257,423
	Sewha P&C, Inc.	34,542	118,853
*	Sewon E&C Co., Ltd.	518,090	470,963
	Sewon Precision Industry Co., Ltd.	25,563	33,711
	SEWOONMEDICAL Co., Ltd.	96,699	437,500

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SFA Engineering Corp.	80,518	$2,848,696
#*	SFA Semicon Co., Ltd.	369,884	2,306,270
	S-Fuelcell Co., Ltd.	1,175	35,256
*	SG Corp.	572,945	411,271
	SGC e Tec E&C Co., Ltd.	5,625	362,395
*	SH Energy & Chemical Co., Ltd.	396,837	385,062
#	Shin Heung Energy & Electronics Co., Ltd.	8,995	486,772
	Shin Poong Pharmaceutical Co., Ltd.	1,315	72,604
	Shindaeyang Paper Co., Ltd.	8,713	734,375
#	Shinil Electronics Co., Ltd.	324,797	637,708
	Shinsegae Engineering & Construction Co., Ltd.	11,917	464,624
	Shinsegae Food Co., Ltd.	6,389	543,514
#	Shinsegae International, Inc.	7,060	1,193,313
	Shinsegae, Inc.	367	84,988
	Shinsung Delta Tech Co., Ltd.	37,353	526,064
*	Shinsung E&G Co., Ltd.	610,324	1,399,605
#*	Shinsung Tongsang Co., Ltd.	217,640	756,399
#	Shinwha Intertek Corp.	111,797	362,091
*	Shinwon Corp.	193,213	384,510
	Shinyoung Securities Co., Ltd.	18,479	1,034,496
*	SHOWBOX Corp.	131,610	498,456
*	Signetics Corp.	215,282	345,275
#	SIGONG TECH Co., Ltd.	41,291	275,359
#	Silla Co., Ltd.	28,011	310,338
	SIMMTECH Co., Ltd.	66,827	1,445,040
	SIMPAC, Inc.	57,924	353,025
*	Sindoh Co., Ltd.	20,858	580,003
	Sinil Pharm Co., Ltd.	1,768	25,021
*	SinSin Pharmaceutical Co., Ltd.	32,598	238,407
	SK D&D Co., Ltd.	37,022	1,190,837
	SK Discovery Co., Ltd.	46,724	1,983,404
	SK Gas, Ltd.	4,557	462,340
	SK Networks Co., Ltd.	652,579	3,516,495
*	SK Rent A Car Co., Ltd.	5,142	66,711
	SK Securities Co., Ltd.	1,565,733	1,327,069
	SL Corp.	64,177	1,845,800
*	SM Culture & Contents Co., Ltd.	211,274	695,958
#*	SM Entertainment Co., Ltd.	91,124	4,675,880
*	SM Life Design Group Co., Ltd.	66,427	159,145
*	S-MAC Co., Ltd.	949,135	1,103,896
	SMCore, Inc.	57,045	381,326
*	SMEC Co., Ltd.	110,311	200,763
	SNT Dynamics Co., Ltd.	54,030	505,279
	SNT Energy Co., Ltd.	10,631	199,233
	SNT Holdings Co., Ltd.	27,174	489,336
#	SNT Motiv Co., Ltd.	39,340	2,103,038
*	SNU Precision Co., Ltd.	100,240	396,416
*	Solborn, Inc.	54,990	332,685
*	Solid, Inc.	246,322	1,544,679
	Songwon Industrial Co., Ltd.	73,277	1,232,063
#*	Sonokong Co., Ltd.	81,520	202,219
	Soosan Heavy Industries Co., Ltd.	42,874	140,468
#	Soulbrain Co., Ltd.	11,048	3,270,916
#*	Soulbrain Holdings Co., Ltd.	19,846	655,052
	SPC Samlip Co., Ltd.	10,017	721,421
#	SPG Co., Ltd.	47,728	515,447
#	Spigen Korea Co., Ltd.	15,793	742,796
*	Ssangyong Motor Co.	208,506	188,294
#*	ST Pharm Co., Ltd.	33,206	3,102,818

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Straffic Co., Ltd.	6,341	$40,517
	Suheung Co., Ltd.	25,453	1,216,306
	Sun Kwang Co., Ltd.	18,732	789,073
*	SundayToz Corp.	27,241	538,260
	Sung Bo Chemicals Co., Ltd.	39,494	170,722
	Sung Kwang Bend Co., Ltd.	79,754	677,964
*	Sungchang Enterprise Holdings, Ltd.	240,204	629,502
	Sungdo Engineering & Construction Co., Ltd.	49,373	282,073
#	Sungshin Cement Co., Ltd.	85,630	868,859
#	Sungwoo Hitech Co., Ltd.	225,894	1,295,372
#	Sunjin Co., Ltd.	54,492	743,513
*	Sunny Electronics Corp.	173,358	513,206
*	Suprema, Inc.	22,446	548,558
	SV Investment Corp.	29,333	103,799
*	Synergy Innovation Co., Ltd.	105,399	472,351
*	Synopex, Inc.	315,875	1,027,122
	Systems Technology, Inc.	55,113	820,315
#	Tae Kyung Industrial Co., Ltd.	48,311	282,388
	Taekwang Industrial Co., Ltd.	1,304	1,272,457
*	Taewoong Co., Ltd.	56,071	457,001
#	Taeyoung Engineering & Construction Co., Ltd.	85,762	914,819
#*	Taihan Electric Wire Co., Ltd.	1,075,469	2,425,491
*	Taihan Fiberoptics Co., Ltd.	272,501	799,066
*	Taihan Textile Co., Ltd.	1,976	75,614
*	Tailim Packaging Co., Ltd.	71,786	310,795
	TechWing, Inc.	64,250	1,485,334
*	Tego Science, Inc.	8,146	197,129
#*	Telcon RF Pharmaceutical, Inc.	277,957	1,220,674
*	Telechips, Inc.	41,190	654,187
#	TES Co., Ltd.	60,845	1,563,983
#*	Theragen Etex Co., Ltd.	142,044	1,014,674
#*	Thinkware Systems Corp.	27,004	373,074
#*	TK Chemical Corp.	195,316	1,259,751
	TK Corp.	70,451	769,529
*	TOBESOFT Co., Ltd.	19,357	39,303
#	Tokai Carbon Korea Co., Ltd.	21,692	3,678,298
	Tongyang Life Insurance Co., Ltd.	196,641	917,009
#	Tongyang, Inc.	631,216	1,112,675
*	Tonymoly Co., Ltd.	27,388	188,131
*	Top Engineering Co., Ltd.	56,610	419,185
#	Toptec Co., Ltd.	101,155	995,801
*	Tovis Co., Ltd.	56,715	380,790
	TS Corp.	215,000	583,083
*	Tuksu Construction Co., Ltd.	19,294	226,813
*	TY Holdings Co., Ltd.	108,360	3,010,221
*	TYM., Corp.	469,563	860,739
#	UBCare Co., Ltd.	111,994	879,090
#	Ubiquoss Holdings, Inc.	35,936	639,773
	Ubiquoss, Inc.	27,583	552,441
*	UIL Co., Ltd.	47,955	163,358
#	Uju Electronics Co., Ltd.	32,107	778,619
	Uni-Chem Co., Ltd.	242,858	347,431
*	Unick Corp.	65,151	433,705
	Unid Co., Ltd.	22,821	2,343,828
	Union Semiconductor Equipment & Materials Co., Ltd.	109,373	1,405,367
	Uniquest Corp.	58,434	559,812
*	Unitekno Co., Ltd.	35,122	264,019
*	UniTest, Inc.	74,969	1,529,096
	UTI, Inc.	19,414	221,669

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Value Added Technology Co., Ltd.	39,059	$1,223,573
	Viatron Technologies, Inc.	49,775	459,272
*	VICTEK Co., Ltd.	91,039	508,187
*	Vidente Co., Ltd.	35,339	318,938
	Vieworks Co., Ltd.	37,880	1,212,059
*	Vina Tech Co., Ltd.	941	42,512
#	Visang Education, Inc.	28,996	296,276
	Vitzro Tech Co., Ltd.	11,550	104,566
#	Vitzrocell Co., Ltd.	63,462	920,123
#*	VitzroSys Co., Ltd.	4,135	5,392
*	Vivien Corp.	12,352	38,367
*	Vivozon Healthcare, Inc.	41,764	58,190
*	VT GMP Co., Ltd.	34,084	259,226
	Webcash Corp.	7,525	225,302
#*	Webzen, Inc.	67,593	1,714,581
*	Welcron Co., Ltd.	183,532	768,754
	Wemade Co., Ltd.	42,755	2,100,661
	Whanin Pharmaceutical Co., Ltd.	50,275	936,251
*	WI Co., Ltd.	12,721	21,699
	Wiable Corp.	39,915	148,342
*	WillBes & Co. (The)	276,451	566,439
#	Winix, Inc.	37,501	681,256
	Wins Co., Ltd.	26,610	396,132
#	WiSoL Co., Ltd.	92,930	1,040,284
#*	WIZIT Co., Ltd.	395,737	465,894
*	WONIK CUBE Corp.	46,479	169,418
#*	Wonik Holdings Co., Ltd.	196,135	1,044,561
#	WONIK IPS Co., Ltd.	37,273	1,505,285
	Wonik Materials Co., Ltd.	27,417	821,675
*	Wonik Pne Co., Ltd.	48,047	994,450
*	Wonik QnC Corp.	62,589	1,681,884
*	Wonpung Mulsan Co., Ltd.	12,366	19,935
	Woojin, Inc.	2,070	16,627
#*	Woongjin Co., Ltd.	9,674	26,239
	Woori Financial Capital Co., Ltd.	4,764	47,653
	Woori Investment Bank Co., Ltd.	1,694,201	1,446,674
#*	Woori Technology, Inc.	601,518	1,310,603
*	Wooriro Co., Ltd.	16,683	20,777
#	Woorison F&G Co., Ltd.	163,424	367,038
	Woory Industrial Co., Ltd.	28,858	566,940
#*	Woosu AMS Co., Ltd.	106,413	525,740
#	WooSung Feed Co., Ltd.	10,377	330,255
*	Woowon Development Co., Ltd.	34,932	225,815
	Worldex Industry & Trading Co., Ltd.	49,210	1,133,971
*	Wysiwyg Studios Co., Ltd.	36,786	522,229
	Y G-1 Co., Ltd.	71,199	573,136
#*	Y2 Solution	88,983	35,392
#*	YBM NET, Inc.	18,867	142,785
*	Y-entec Co., Ltd.	10,287	130,723
*	Yest Co., Ltd.	54,484	595,200
*	YG Entertainment, Inc.	46,410	2,131,462
*	YG PLUS	4,380	25,895
*	YIK Corp.	98,562	536,732
*	YJM Games Co., Ltd.	191,657	450,327
	YMC Co., Ltd.	64,465	464,648
*	YMT Co., Ltd.	10,458	196,892
	Yonwoo Co., Ltd.	12,390	279,358
	Yoosung Enterprise Co., Ltd.	80,477	256,797
	Youlchon Chemical Co., Ltd.	44,014	812,421

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Young Poong Corp.	730	$434,903
	Young Poong Precision Corp.	42,425	382,091
	Youngone Corp.	29,631	1,026,665
	Youngone Holdings Co., Ltd.	26,598	1,069,297
*	YoungWoo DSP Co., Ltd.	125,945	294,107
	YTN Co., Ltd.	73,837	247,884
	Yuanta Securities Korea Co., Ltd.	404,854	1,574,524
	YuHwa Securities Co., Ltd.	96,255	236,043
*	Yujin Robot Co., Ltd.	98,765	361,180
#*	Yungjin Pharmaceutical Co., Ltd.	418,587	2,014,676
	Yuyu Pharma, Inc.	3,352	28,575
	Zeus Co., Ltd.	32,808	759,103
	Zinus, Inc.	17,966	1,626,425
TOTAL SOUTH KOREA			870,783,487
TAIWAN — (17.7%)
#	ABC Taiwan Electronics Corp.	354,977	388,292
	Ability Enterprise Co., Ltd.	926,293	521,336
#*	Ability Opto-Electronics Technology Co., Ltd.	307,776	862,455
#	AcBel Polytech, Inc.	1,634,599	1,581,263
	Ace Pillar Co., Ltd.	237,000	296,640
#	ACES Electronic Co., Ltd.	453,000	896,969
*	Acon Holding, Inc.	869,000	287,315
	Acter Group Corp., Ltd.	197,490	1,336,474
	Action Electronics Co., Ltd.	803,000	361,136
#	Actron Technology Corp.	232,320	1,746,552
#	A-DATA Technology Co., Ltd.	908,879	3,559,686
	Addcn Technology Co., Ltd.	94,299	830,490
#	Adlink Technology, Inc.	12,000	27,929
	Advanced Ceramic X Corp.	194,000	3,234,586
#	Advanced International Multitech Co., Ltd.	510,000	1,375,230
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	85,245	74,804
#*	Advanced Optoelectronic Technology, Inc.	457,000	502,218
#	Advanced Power Electronics Corp.	113,000	498,866
#	Advancetek Enterprise Co., Ltd.	1,257,519	839,089
	AEON Motor Co., Ltd.	11,359	16,961
	Aerospace Industrial Development Corp.	2,381,000	2,539,405
#*	AGV Products Corp.	1,736,433	666,396
	Airmate Cayman International Co., Ltd.	37,234	34,289
#*	ALI Corp.	827,775	882,773
#	Allied Circuit Co., Ltd.	113,000	491,537
#	Allis Electric Co., Ltd.	609,874	579,989
#	Alltek Technology Corp.	676,750	742,438
#	Alltop Technology Co., Ltd.	57,774	402,825
#	Alpha Networks, Inc.	1,759,158	1,775,599
#	Altek Corp.	1,105,945	1,600,615
#	Amazing Microelectronic Corp.	329,085	1,760,520
*	Ambassador Hotel (The)	1,277,000	1,289,721
#	Ampire Co., Ltd.	429,000	374,180
#	AMPOC Far-East Co., Ltd.	376,444	524,509
#*	AmTRAN Technology Co., Ltd.	3,024,951	1,855,730
#	Anderson Industrial Corp.	290,416	123,867
#	Anpec Electronics Corp.	292,007	1,877,605
#	Apac Opto Electronics, Inc.	147,000	151,707
#	Apacer Technology, Inc.	388,325	650,815
#	APAQ Technology Co., Ltd.	239,120	507,230
#	APCB, Inc.	570,000	441,013
#	Apex Biotechnology Corp.	385,483	330,212
#	Apex International Co., Ltd.	655,470	1,357,105

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apex Medical Corp.	270,500	$316,480
#	Apex Science & Engineering	623,132	268,039
#	Apogee Optocom Co., Ltd.	48,000	120,836
#	Arcadyan Technology Corp.	579,055	2,022,906
	Ardentec Corp.	1,783,274	3,788,015
#	Argosy Research, Inc.	280,396	1,055,243
#	Asia Electronic Material Co., Ltd.	331,000	303,977
#	Asia Optical Co., Inc.	969,000	2,984,274
*	Asia Pacific Telecom Co., Ltd.	6,978,999	2,009,317
*	Asia Plastic Recycling Holding, Ltd.	913,182	260,129
#	Asia Polymer Corp.	1,540,193	1,960,960
#	Asia Tech Image, Inc.	245,000	487,787
#	Asia Vital Components Co., Ltd.	1,241,058	3,354,172
	ASPEED Technology, Inc.	6,599	531,473
#	ASROCK, Inc.	199,000	1,203,608
	ATE Energy International Co., Ltd.	9,000	9,702
	Aten International Co., Ltd.	374,479	1,118,391
#	Audix Corp.	305,600	597,695
#	AURAS Technology Co., Ltd.	273,148	1,748,160
#	Aurona Industries, Inc.	246,000	183,203
	Aurora Corp.	283,349	950,788
#	Avalue Technology, Inc.	198,000	386,159
	AVY Precision Technology, Inc.	567,841	541,303
#	Awea Mechantronic Co., Ltd.	132,210	180,428
#	Axiomtek Co., Ltd.	244,000	481,108
#*	Azurewave Technologies, Inc.	345,000	278,467
	Bank of Kaohsiung Co., Ltd.	2,451,944	992,179
#	Baolong International Co., Ltd.	311,000	225,805
#	Basso Industry Corp.	531,900	940,043
#	BenQ Materials Corp.	857,000	1,265,426
#	BES Engineering Corp.	5,473,750	1,708,790
#	Bin Chuan Enterprise Co., Ltd.	372,070	378,935
#	Bionet Corp.	132,000	214,576
#	Bionime Corp.	133,000	329,701
#*	Biostar Microtech International Corp.	631,975	585,510
	Bioteque Corp.	263,308	1,026,921
#	Bizlink Holding, Inc.	525,492	4,851,614
	Bon Fame Co., Ltd.	71,000	112,048
#	Bright Led Electronics Corp.	391,520	425,300
#*	Brighton-Best International Taiwan, Inc.	1,504,318	2,176,471
#	Browave Corp.	197,000	310,786
#	C Sun Manufacturing, Ltd.	611,221	1,281,427
*	Cameo Communications, Inc.	745,645	349,186
#	Capital Futures Corp.	344,895	490,716
#	Capital Securities Corp.	6,989,501	4,009,781
#	Career Technology MFG. Co., Ltd.	1,770,459	1,861,904
#	Carnival Industrial Corp.	415,353	221,148
	Cathay Chemical Works	30,000	24,596
	Cathay Real Estate Development Co., Ltd.	2,418,700	1,808,915
#	Cayman Engley Industrial Co., Ltd.	176,099	544,569
#	CCP Contact Probes Co., Ltd.	137,000	202,076
#	Celxpert Energy Corp.	366,000	619,528
#	Center Laboratories, Inc.	1,382,219	3,474,119
#	Central Reinsurance Co., Ltd.	504,380	543,609
#*	Chain Chon Industrial Co., Ltd.	674,000	629,242
#	ChainQui Construction Development Co., Ltd.	451,080	340,958
#*	Champion Building Materials Co., Ltd.	1,086,851	466,173
#	Chang Wah Electromaterials, Inc.	1,461,350	1,969,628
#	Chang Wah Technology Co., Ltd.	494,170	1,798,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co., Ltd.	744,000	$1,421,880
#	Chant Sincere Co., Ltd.	215,000	248,969
	Charoen Pokphand Enterprise	720,985	2,026,589
#	CHC Healthcare Group	420,000	525,289
#	CHC Resources Corp.	356,282	600,273
#	Chen Full International Co., Ltd.	403,000	565,568
#	Chenbro Micom Co., Ltd.	228,000	609,396
#	Cheng Loong Corp.	3,040,383	4,588,795
#*	Cheng Mei Materials Technology Corp.	2,509,900	1,178,961
	Cheng Uei Precision Industry Co., Ltd.	1,519,331	2,201,317
#	Chenming Electronic Technology Corp.	309,437	150,099
	Chia Chang Co., Ltd.	437,000	784,865
#	Chia Hsin Cement Corp.	1,848,121	1,488,593
#	Chian Hsing Forging Industrial Co., Ltd.	143,000	222,211
	Chicony Electronics Co., Ltd.	143,000	412,540
#	Chicony Power Technology Co., Ltd.	617,454	1,534,327
#	Chieftek Precision Co., Ltd.	271,225	978,362
#	Chien Kuo Construction Co., Ltd.	658,249	336,075
	Chilisin Electronics Corp.	930,380	3,580,517
	Chime Ball Technology Co., Ltd.	106,840	126,118
	China Bills Finance Corp.	3,729,000	2,261,490
#	China Chemical & Pharmaceutical Co., Ltd.	931,000	784,743
#	China Ecotek Corp.	145,000	211,452
	China Electric Manufacturing Corp.	864,959	345,880
#	China Fineblanking Technology Co., Ltd.	177,119	270,417
#	China General Plastics Corp.	1,492,820	2,123,650
#	China Glaze Co., Ltd.	310,002	156,431
#*	China Man-Made Fiber Corp.	5,138,799	2,000,918
	China Metal Products	1,227,603	1,458,361
	China Motor Corp.	962,600	2,286,963
#	China Petrochemical Development Corp.	13,566,150	6,402,586
	China Steel Chemical Corp.	618,554	2,459,164
#	China Steel Structure Co., Ltd.	374,000	584,594
#	China Wire & Cable Co., Ltd.	361,160	373,247
#	Chinese Maritime Transport, Ltd.	360,594	765,131
#	Ching Feng Home Fashions Co., Ltd.	544,409	442,805
#	Chin-Poon Industrial Co., Ltd.	1,525,207	1,763,378
	Chipbond Technology Corp.	2,790,000	7,498,079
	ChipMOS Techinologies, Inc.	2,490,076	4,772,054
	Chlitina Holding, Ltd.	220,000	1,613,638
#	Chong Hong Construction Co., Ltd.	755,666	2,169,324
#	Chun YU Works & Co., Ltd.	664,000	789,493
#	Chun Yuan Steel Industry Co., Ltd.	1,901,529	1,957,208
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,745,617
*	Chung Hung Steel Corp.	306,979	539,456
	Chung Hwa Food Industrial Co., Ltd.	106,850	525,737
#*	Chung Hwa Pulp Corp.	1,809,405	1,655,548
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	303,766
#	Chunghwa Precision Test Tech Co., Ltd.	9,000	215,630
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	397,000	207,740
	Cleanaway Co., Ltd.	363,000	2,181,760
	Clevo Co.	2,033,200	2,161,049
#	CMC Magnetics Corp.	4,697,498	1,648,163
#	CoAsia Electronics Corp.	432,724	231,835
#	Collins Co., Ltd.	469,431	245,417
	Compeq Manufacturing Co., Ltd.	1,045,000	1,605,403
	Compucase Enterprise	310,000	473,366
#	Concord Securities Co., Ltd.	2,182,796	1,259,413
#	Concraft Holding Co., Ltd.	362,841	923,341

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Continental Holdings Corp.	1,630,320	$1,397,674
#	Contrel Technology Co., Ltd.	567,000	422,639
#	Coremax Corp.	288,665	1,116,312
	Coretronic Corp.	1,496,200	2,953,694
#	Co-Tech Development Corp.	829,533	2,354,461
#	Cowealth Medical Holding Co., Ltd.	175,972	169,683
*	Coxon Precise Industrial Co., Ltd.	212,000	116,719
#	Creative Sensor, Inc.	371,000	379,473
#*	CSBC Corp. Taiwan	1,758,677	1,517,284
	CTCI Corp.	2,380,000	3,258,744
*	C-Tech United Corp.	151,971	149,113
#	Cub Elecparts, Inc.	264,297	1,669,130
#	CviLux Corp.	312,040	521,686
#	Cyberlink Corp.	242,697	676,101
#	CyberPower Systems, Inc.	242,000	694,655
#	CyberTAN Technology, Inc.	1,434,779	1,002,895
#	Cypress Technology Co., Ltd.	201,489	364,187
#	DA CIN Construction Co., Ltd.	1,177,711	1,264,864
	Dadi Early-Childhood Education Group, Ltd.	21,357	140,369
	Dafeng TV, Ltd.	312,870	491,853
#	Da-Li Development Co., Ltd.	1,395,831	1,556,795
*	Danen Technology Corp.	496,421	348,887
	Darfon Electronics Corp.	888,550	1,498,596
*	Darwin Precisions Corp.	1,669,635	797,577
	Davicom Semiconductor, Inc.	44,888	58,136
#	Daxin Materials Corp.	244,200	784,542
#	De Licacy Industrial Co., Ltd.	1,225,511	779,250
#	Delpha Construction Co., Ltd.	594,346	298,676
	Depo Auto Parts Ind Co., Ltd.	403,000	882,736
	Der Pao Construction Co., Ltd.	902,078	0
#	Dimerco Data System Corp.	191,000	493,035
#	Dimerco Express Corp.	461,000	1,677,764
#	D-Link Corp.	2,472,668	1,717,848
#	Donpon Precision, Inc.	104,000	48,365
#	Draytek Corp.	259,000	239,530
#	Dyaco International, Inc.	142,813	422,226
	DYNACOLOR, Inc.	94,000	112,811
#*	Dynamic Electronics Co., Ltd.	992,707	785,077
#	Dynapack International Technology Corp.	548,000	1,994,466
	E Ink Holdings, Inc.	203,000	587,031
	Eastern Media International Corp.	1,646,511	2,734,185
#	ECOVE Environment Corp.	126,000	1,068,659
#*	Edimax Technology Co., Ltd.	721,108	286,023
#	Edison Opto Corp.	434,000	430,053
#	Edom Technology Co., Ltd.	729,968	963,409
#	eGalax_eMPIA Technology, Inc.	232,131	943,764
#	Egis Technology, Inc.	251,000	1,363,919
#	Elan Microelectronics Corp.	1,014,400	6,591,903
#	E-LIFE MALL Corp.	295,000	875,461
#	Elite Advanced Laser Corp.	572,226	1,253,239
	Elite Material Co., Ltd.	84,350	682,120
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	6,233,267
#*	Elitegroup Computer Systems Co., Ltd.	1,259,254	975,941
	eMemory Technology, Inc.	11,000	517,377
#	Emerging Display Technologies Corp.	595,000	400,439
#	Ennoconn Corp.	278,485	2,238,560
*	Ennostar, Inc.	3,006,462	8,849,424
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,362,383
#	Eslite Spectrum Corp. (The)	53,000	117,711

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Eson Precision Ind. Co., Ltd.	383,000	$916,458
	Eternal Materials Co., Ltd.	3,591,985	4,990,532
	Eurocharm Holdings Co., Ltd.	122,000	675,291
*	Everest Textile Co., Ltd.	1,021,527	431,939
	Evergreen International Storage & Transport Corp.	2,057,000	2,375,496
#	Everlight Chemical Industrial Corp.	1,752,606	1,224,457
	Everlight Electronics Co., Ltd.	1,638,000	3,682,215
#*	Everspring Industry Co., Ltd.	682,000	655,327
	Excellence Opto, Inc.	72,000	68,435
#	Excelsior Medical Co., Ltd.	401,209	803,604
	EZconn Corp.	159,800	194,088
	Far Eastern Department Stores, Ltd.	4,406,000	3,595,567
	Far Eastern International Bank	10,235,774	3,939,379
	Faraday Technology Corp.	773,305	3,130,548
#	Farglory F T Z Investment Holding Co., Ltd.	447,957	595,889
	Farglory Land Development Co., Ltd.	1,068,000	2,140,592
#*	Federal Corp.	1,362,238	1,402,577
#	Feedback Technology Corp.	131,200	279,107
	Feng Hsin Steel Co., Ltd.	1,870,100	5,458,805
	Firich Enterprises Co., Ltd.	181,613	206,562
#	First Hi-Tec Enterprise Co., Ltd.	268,205	686,840
	First Hotel	713,350	368,179
#	First Insurance Co., Ltd. (The)	985,179	459,843
#	First Steamship Co., Ltd.	2,334,612	1,421,391
#*	FIT Holding Co., Ltd.	485,456	626,928
#	FLEXium Interconnect, Inc.	1,458,087	6,807,756
#	Flytech Technology Co., Ltd.	492,309	1,161,827
#	FOCI Fiber Optic Communications, Inc.	199,000	188,382
#	Forest Water Environment Engineering Co., Ltd.	157,133	224,344
#	Formosa Advanced Technologies Co., Ltd.	703,000	1,042,275
#	Formosa International Hotels Corp.	238,329	1,287,331
#*	Formosa Laboratories, Inc.	363,089	887,091
#	Formosa Oilseed Processing Co., Ltd.	222,567	358,874
	Formosa Optical Technology Co., Ltd.	137,000	309,196
#	Formosa Taffeta Co., Ltd.	490,000	570,882
	Formosan Rubber Group, Inc.	932,952	798,463
#	Formosan Union Chemical	1,403,733	1,047,466
#	Fortune Electric Co., Ltd.	555,078	863,264
#	Founding Construction & Development Co., Ltd.	717,623	436,859
	Foxsemicon Integrated Technology, Inc.	279,027	2,339,704
#	Froch Enterprise Co., Ltd.	776,189	1,217,133
#	FSP Technology, Inc.	581,427	858,278
#	Fulgent Sun International Holding Co., Ltd.	462,748	1,538,187
#	Fullerton Technology Co., Ltd.	448,600	287,279
#*	Fulltech Fiber Glass Corp.	1,554,313	1,090,615
	Fusheng Precision Co., Ltd.	35,000	271,304
#	Fwusow Industry Co., Ltd.	839,138	673,050
#	G Shank Enterprise Co., Ltd.	667,281	1,311,247
#	Gamania Digital Entertainment Co., Ltd.	483,000	1,102,627
#	GCS Holdings, Inc.	299,000	515,393
#	GEM Services, Inc.	227,570	972,510
#	Gemtek Technology Corp.	1,413,219	1,663,983
	General Interface Solution Holding, Ltd.	1,022,000	4,278,106
#	General Plastic Industrial Co., Ltd.	275,357	245,325
#	Generalplus Technology, Inc.	273,000	829,056
#	Genesys Logic, Inc.	361,000	1,722,751
#	Genius Electronic Optical Co., Ltd.	188,917	3,522,541
#	Genmont Biotech, Inc.	220,000	190,566
#	GeoVision, Inc.	305,096	424,627

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Getac Technology Corp.	1,593,360	$3,205,193
	Giantplus Technology Co., Ltd.	1,008,900	480,597
	Gigabyte Technology Co., Ltd.	340,800	1,224,488
#	Gigasolar Materials Corp.	20,880	172,023
*	Gigastorage Corp.	221,965	209,412
	Ginko International Co., Ltd.	222,750	1,805,239
#	Global Brands Manufacture, Ltd.	1,145,359	1,459,903
#	Global Lighting Technologies, Inc.	332,000	1,075,738
	Global Mixed Mode Technology, Inc.	308,000	3,013,587
#	Global PMX Co., Ltd.	194,000	1,204,735
	Global Unichip Corp.	318,000	4,712,682
#	Globe Union Industrial Corp.	889,914	549,693
#	Gloria Material Technology Corp.	2,054,547	2,005,142
#*	GlycoNex, Inc.	258,000	272,049
*	Gold Circuit Electronics, Ltd.	1,542,227	3,963,194
	Golden Friends Corp.	239,600	506,503
#	Goldsun Building Materials Co., Ltd.	3,826,587	3,111,701
	Good Will Instrument Co., Ltd.	238,869	211,602
#	Gourmet Master Co., Ltd.	396,000	2,083,648
#	Grand Fortune Securities Co., Ltd.	809,753	506,508
#	Grand Ocean Retail Group, Ltd.	304,000	225,010
#*	Grand Pacific Petrochemical	3,699,000	3,866,843
#	Grand Plastic Technology Corp.	84,000	1,224,133
#	GrandTech CG Systems, Inc.	208,750	368,615
#	Grape King Bio, Ltd.	530,000	3,232,508
	Great China Metal Industry	632,000	642,586
	Great Taipei Gas Co., Ltd.	1,496,000	1,785,033
	Great Tree Pharmacy Co., Ltd.	9,410	80,486
	Great Wall Enterprise Co., Ltd.	2,437,311	5,243,650
	Greatek Electronics, Inc.	1,254,000	4,283,681
*	Green Energy Technology, Inc.	1,570,850	3,370
	GTM Holdings Corp.	514,150	461,131
#	Hannstar Board Corp.	2,308,954	3,925,135
*	HannStar Display Corp.	4,247,505	2,899,404
#	HannsTouch Solution, Inc.	2,314,782	1,118,680
#	Hanpin Electron Co., Ltd.	248,000	271,537
#*	Harvatek Corp.	675,949	702,208
	Hey Song Corp.	1,505,750	1,934,000
	Hi-Clearance, Inc.	92,964	465,618
#	Highlight Tech Corp.	377,281	571,879
	Highwealth Construction Corp.	409,000	718,380
	HIM International Music, Inc.	60,710	197,196
#	Hiroca Holdings, Ltd.	234,448	559,457
#	Hitron Technology, Inc.	524,557	380,931
#*	Ho Tung Chemical Corp.	3,452,684	1,390,946
#	Hocheng Corp.	1,075,700	445,235
#	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	113,457
#	Holiday Entertainment Co., Ltd.	481,800	1,108,864
#	Holtek Semiconductor, Inc.	808,000	3,906,464
#	Holy Stone Enterprise Co., Ltd.	585,910	2,628,349
	Hong Pu Real Estate Development Co., Ltd.	756,185	588,408
#	Hong TAI Electric Industrial	887,000	746,369
#	Hong YI Fiber Industry Co.	576,652	530,955
#	Horizon Securities Co., Ltd.	1,261,000	1,015,306
#	Hota Industrial Manufacturing Co., Ltd.	769,299	2,689,564
#	Hotron Precision Electronic Industrial Co., Ltd.	290,994	774,586
	Hsin Yung Chien Co., Ltd.	157,505	830,860
#	Hsing TA Cement Co.	488,162	443,907
#*	HTC Corp.	416,000	586,014

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hu Lane Associate, Inc.	276,737	$1,345,215
#	HUA ENG Wire & Cable Co., Ltd.	1,069,565	971,190
	Hua Yu Lien Development Co., Ltd.	30,000	43,912
	Huaku Development Co., Ltd.	1,030,816	3,134,197
#	Huang Hsiang Construction Corp.	473,800	732,592
#	Hung Ching Development & Construction Co., Ltd.	609,000	570,282
	Hung Sheng Construction, Ltd.	1,843,251	1,375,453
#	Huxen Corp.	119,244	232,509
#*	Hwa Fong Rubber Industrial Co., Ltd.	864,812	563,443
#*	Hwacom Systems, Inc.	362,000	238,037
#	Ibase Technology, Inc.	730,206	1,026,997
	IBF Financial Holdings Co., Ltd.	8,693,976	5,118,926
#	Ichia Technologies, Inc.	1,148,000	776,312
#*	I-Chiun Precision Industry Co., Ltd.	735,313	1,493,325
#	IEI Integration Corp.	466,832	883,135
#	Infortrend Technology, Inc.	890,163	585,649
#	Info-Tek Corp.	322,000	579,146
#	Innodisk Corp.	295,543	2,543,001
#	Inpaq Technology Co., Ltd.	349,950	842,469
#	Insyde Software Corp.	114,000	408,585
#	Intai Technology Corp.	145,400	446,764
#	Integrated Service Technology, Inc.	380,326	690,986
#	IntelliEPI, Inc.	121,000	245,985
	International CSRC Investment Holdings Co.	2,862,363	2,750,196
	International Games System Co., Ltd.	88,000	2,746,126
	Iron Force Industrial Co., Ltd.	178,393	463,398
#	I-Sheng Electric Wire & Cable Co., Ltd.	501,000	810,865
#	ITE Technology, Inc.	601,095	2,726,247
	ITEQ Corp.	934,040	4,596,284
	J Touch Corp.	11,000	0
	Jarllytec Co., Ltd.	203,000	503,113
#	Jentech Precision Industrial Co., Ltd.	294,868	3,469,497
	Jess-Link Products Co., Ltd.	417,925	546,172
#	Jih Lin Technology Co., Ltd.	213,000	862,126
#	Jinan Acetate Chemical Co., Ltd.	61,985	221,948
#	Jinli Group Holdings, Ltd.	297,681	148,775
#	Johnson Health Tech Co., Ltd.	221,000	601,427
#	Jourdeness Group, Ltd.	137,000	373,854
#	K Laser Technology, Inc.	605,000	481,942
#	Kaimei Electronic Corp.	502,229	1,850,293
#	Kaori Heat Treatment Co., Ltd.	340,197	594,391
	Kaulin Manufacturing Co., Ltd.	442,330	240,499
#	KEE TAI Properties Co., Ltd.	1,641,473	623,041
	Kenda Rubber Industrial Co., Ltd.	1,763,845	2,404,646
#	Kenmec Mechanical Engineering Co., Ltd.	763,000	735,774
#	Kerry TJ Logistics Co., Ltd.	876,000	1,723,809
#	Key Ware Electronics Co., Ltd.	273,432	190,336
	Kindom Development Co., Ltd.	1,269,000	1,957,467
	King Chou Marine Technology Co., Ltd.	234,920	316,610
	King Slide Works Co., Ltd.	184,000	2,452,556
	King Yuan Electronics Co., Ltd.	4,083,979	6,808,116
	King's Town Bank Co., Ltd.	3,421,701	4,947,090
#*	King's Town Construction Co., Ltd.	353,074	448,950
	Kinik Co.	428,000	990,614
#*	Kinko Optical Co., Ltd.	536,000	652,010
#	Kinpo Electronics	4,748,157	2,182,031
	Kinsus Interconnect Technology Corp.	111,000	735,057
#	KMC Kuei Meng International, Inc.	240,253	2,071,598
#	KNH Enterprise Co., Ltd.	589,020	715,045

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	KS Terminals, Inc.	544,482	$1,759,425
	Kung Long Batteries Industrial Co., Ltd.	273,000	1,529,236
#*	Kung Sing Engineering Corp.	1,674,991	582,999
#	Kuo Toong International Co., Ltd.	879,648	768,758
#	Kuo Yang Construction Co., Ltd.	875,899	924,371
#	Kwong Fong Industries Corp.	352,691	128,003
	Kwong Lung Enterprise Co., Ltd.	360,000	564,964
#	KYE Systems Corp.	772,672	328,286
#	L&K Engineering Co., Ltd.	669,048	748,100
#	La Kaffa International Co., Ltd.	97,701	389,094
*	LAN FA Textile	805,933	377,428
#	Land Mark Optoelectronics Corp.	334,300	2,838,592
#	Lanner Electronics, Inc.	390,916	821,693
#	Laser Tek Taiwan Co., Ltd.	281,504	339,086
*	Laster Tech Corp., Ltd.	76,741	137,996
#	Leader Electronics, Inc.	262,000	164,210
#*	Lealea Enterprise Co., Ltd.	2,951,892	1,248,290
	Ledlink Optics, Inc.	141,300	155,848
#	LEE CHI Enterprises Co., Ltd.	682,000	779,132
#	Lelon Electronics Corp.	317,327	822,083
	Lemtech Holdings Co., Ltd.	93,982	645,423
*	Leofoo Development Co., Ltd.	93,278	60,424
#	Li Cheng Enterprise Co., Ltd.	393,108	314,782
#*	Li Peng Enterprise Co., Ltd.	2,003,897	817,435
#	Lian HWA Food Corp.	267,153	718,191
#	Lida Holdings, Ltd.	257,400	276,753
	Lien Hwa Industrial Holdings Corp.	2,882,732	5,414,420
#	Lifestyle Global Enterprise, Inc.	94,000	158,056
#*	Lingsen Precision Industries, Ltd.	1,517,506	1,456,692
#*	Long Bon International Co., Ltd.	759,274	506,155
#	Longchen Paper & Packaging Co., Ltd.	3,825,054	3,881,548
#	Longwell Co.	466,000	1,160,815
	Lotes Co., Ltd.	273,923	5,610,291
#	Lotus Pharmaceutical Co., Ltd.	189,000	991,296
#	Lu Hai Holding Corp.	178,275	316,768
#	Lucky Cement Corp.	601,000	275,922
#	Lumax International Corp., Ltd.	357,592	877,837
#	Lung Yen Life Service Corp.	709,000	1,228,481
#*	LuxNet Corp.	380,501	260,644
#	Macauto Industrial Co., Ltd.	189,000	659,227
#	Machvision, Inc.	158,398	1,478,243
#	Macroblock, Inc.	178,010	998,092
	Makalot Industrial Co., Ltd.	962,481	8,192,266
#	Marketech International Corp.	227,000	906,495
#	Materials Analysis Technology, Inc.	198,041	1,074,608
#	Mayer Steel Pipe Corp.	548,567	700,645
#	Maywufa Co., Ltd.	69,322	49,221
#	Mechema Chemicals International Corp.	194,000	557,147
#	Meiloon Industrial Co.	332,730	398,321
	Mercuries & Associates Holding, Ltd.	1,683,165	1,400,967
#*	Mercuries Life Insurance Co., Ltd.	6,366,549	2,104,756
#	Merry Electronics Co., Ltd.	173,216	690,363
#	Mildef Crete, Inc.	195,000	438,527
#*	MIN AIK Technology Co., Ltd.	556,452	486,449
#	Mirle Automation Corp.	723,098	1,157,485
#	Mitac Holdings Corp.	3,643,918	3,711,587
#	Mobiletron Electronics Co., Ltd.	293,800	598,151
#	MPI Corp.	298,000	1,664,887
#	Nak Sealing Technologies Corp.	229,954	788,998

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Namchow Holdings Co., Ltd.	697,000	$1,259,714
#	Nan Kang Rubber Tire Co., Ltd.	1,633,952	2,327,204
#	Nan Liu Enterprise Co., Ltd.	184,000	871,556
	Nan Pao Resins Chemical Co., Ltd.	10,000	53,690
#	Nan Ren Lake Leisure Amusement Co., Ltd.	460,000	297,428
#	Nang Kuang Pharmaceutical Co., Ltd.	226,000	308,390
#	Nantex Industry Co., Ltd.	965,606	4,254,645
#	National Aerospace Fasteners Corp.	105,000	224,136
#	National Petroleum Co., Ltd.	227,824	394,940
#	Netronix, Inc.	280,000	627,335
	New Best Wire Industrial Co., Ltd.	195,600	306,311
#	New Era Electronics Co., Ltd.	312,000	272,268
#	Nexcom International Co., Ltd.	537,094	442,096
#	Nichidenbo Corp.	740,417	1,511,150
#	Nidec Chaun-Choung Technology Corp.	122,000	898,571
#*	Nien Hsing Textile Co., Ltd.	480,345	398,816
#	Niko Semiconductor Co., Ltd.	218,000	646,214
#	Nishoku Technology, Inc.	180,400	678,556
#	Nova Technology Corp.	47,000	255,845
	O-Bank Co., Ltd.	2,038,071	511,799
#*	Ocean Plastics Co., Ltd.	775,200	1,006,127
#	OK Biotech Co., Ltd.	182,527	154,859
#	OptoTech Corp.	1,428,804	1,637,818
	Orient Europharma Co., Ltd.	149,000	221,233
#	Orient Semiconductor Electronics, Ltd.	1,171,599	1,138,017
*	Oriental Union Chemical Corp.	2,313,267	1,858,924
#	O-TA Precision Industry Co., Ltd.	282,227	1,651,760
	Pacific Construction Co.	1,300,921	459,847
#	Pacific Hospital Supply Co., Ltd.	279,209	708,960
	Paiho Shih Holdings Corp.	516,365	746,023
#	Pan Jit International, Inc.	1,110,486	4,102,582
#	Pan-International Industrial Corp.	1,674,747	2,520,495
#	Panion & BF Biotech, Inc.	186,000	541,932
*	Paragon Technologies Co., Ltd.	275,246	238,872
#	Parpro Corp.	208,000	191,066
#	PChome Online, Inc.	223,000	1,049,303
#	PCL Technologies, Inc.	227,810	715,392
#	P-Duke Technology Co., Ltd.	213,633	581,058
*	Pharmally International Holding Co., Ltd.	441,605	167,586
#*	Phihong Technology Co., Ltd.	1,077,401	1,471,827
#	Phoenix Tours International, Inc.	199,481	310,386
#	Pixart Imaging, Inc.	551,150	3,844,647
	Planet Technology Corp.	160,000	389,414
#	Plastron Precision Co., Ltd.	523,460	245,533
#	Plotech Co., Ltd.	434,000	417,383
#	Polytronics Technology Corp.	279,124	1,478,316
	Posiflex Technology, Inc.	94,457	260,643
	Power Wind Health Industry, Inc.	145,203	813,696
#*	Poya International Co., Ltd.	127,098	2,717,619
#	President Securities Corp.	3,317,994	3,212,197
	Primax Electronics, Ltd.	1,649,000	3,636,290
	Prince Housing & Development Corp.	4,588,644	1,963,579
#	Pro Hawk Corp.	77,000	516,707
	Prodisc Technology, Inc.	1,707,199	0
	Promate Electronic Co., Ltd.	622,000	940,568
#	Prosperity Dielectrics Co., Ltd.	432,559	1,052,776
	Qisda Corp.	4,891,900	5,182,302
	QST International Corp.	216,000	495,848
#	Qualipoly Chemical Corp.	339,048	427,651

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Quang Viet Enterprise Co., Ltd.	229,000	$950,698
#	Quanta Storage, Inc.	928,000	1,259,401
#*	Quintain Steel Co., Ltd.	910,823	940,000
	Radiant Opto-Electronics Corp.	710,000	2,684,577
	Radium Life Tech Co., Ltd.	2,956,242	1,186,719
#	Rafael Microelectronics, Inc.	93,000	686,523
	Rechi Precision Co., Ltd.	1,289,181	932,696
#	Rexon Industrial Corp., Ltd.	581,000	1,607,528
	Rich Development Co., Ltd.	2,360,036	793,748
#	RichWave Technology Corp.	233,900	3,365,721
*	Right WAY Industrial Co., Ltd.	119,384	43,235
*	Ritek Corp.	3,094,867	1,058,322
#*	Roo Hsing Co., Ltd.	1,788,000	566,472
#*	Rotam Global Agrosciences, Ltd.	233,268	102,637
	Ruentex Development Co., Ltd.	257,000	574,695
#	Ruentex Engineering & Construction Co.	142,000	723,206
	Ruentex Industries, Ltd.	1,294,000	4,542,318
	Samebest Co., Ltd.	15,420	20,488
	Sampo Corp.	1,387,861	1,503,795
#	San Fang Chemical Industry Co., Ltd.	805,647	676,417
#	San Far Property, Ltd.	596,677	326,529
#	San Shing Fastech Corp.	445,875	925,785
	Sanitar Co., Ltd.	212,000	288,056
	Sanyang Motor Co., Ltd.	2,115,628	2,179,605
#	SCI Pharmtech, Inc.	232,395	748,614
#	Scientech Corp.	231,000	494,053
#	SDI Corp.	612,000	3,159,246
#	Sea Sonic Electronics Co., Ltd.	45,000	165,582
#	Senao International Co., Ltd.	335,541	382,917
#	Senao Networks, Inc.	113,000	398,876
	Sercomm Corp.	991,000	2,306,746
#	Sesoda Corp.	660,370	801,924
	Shane Global Holding, Inc.	6,000	15,538
#	Shan-Loong Transportation Co., Ltd.	291,000	371,390
#*	Sharehope Medicine Co., Ltd.	384,445	412,663
#	Sheng Yu Steel Co., Ltd.	482,980	795,350
#	ShenMao Technology, Inc.	370,891	744,152
	Shieh Yih Machinery Industry Co., Ltd.	166,000	69,539
#	Shih Her Technologies, Inc.	173,000	356,461
#	Shihlin Electric & Engineering Corp.	1,507,000	2,884,590
	Shin Hai Gas Corp.	1,245	2,168
#	Shin Zu Shing Co., Ltd.	676,943	2,597,105
	Shinih Enterprise Co., Ltd.	71,000	57,207
*	Shining Building Business Co., Ltd.	1,797,814	760,179
	Shinkong Insurance Co., Ltd.	940,131	1,399,778
#	Shinkong Synthetic Fibers Corp.	4,827,395	3,555,383
	Shinkong Textile Co., Ltd.	806,542	1,196,501
	Shiny Chemical Industrial Co., Ltd.	312,637	1,615,332
*	Shuttle, Inc.	1,405,152	595,209
	Sigurd Microelectronics Corp.	1,680,907	3,867,942
	Sinbon Electronics Co., Ltd.	745,813	6,415,661
	Sincere Navigation Corp.	1,330,139	1,830,991
	Single Well Industrial Corp.	79,224	78,361
#	Sinher Technology, Inc.	242,000	391,823
#	Sinmag Equipment Corp.	192,056	759,584
	Sino American Electronic Co., Ltd.	564,703	0
#	Sinon Corp.	1,668,510	1,373,647
	Sinopower Semiconductor, Inc.	16,000	75,233
#*	Sinphar Pharmaceutical Co., Ltd.	180,938	190,269

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sinyi Realty, Inc.	981,660	$1,062,689
	Sirtec International Co., Ltd.	349,600	342,773
#	Sitronix Technology Corp.	496,879	6,862,585
#	Siward Crystal Technology Co., Ltd.	669,000	899,150
	Soft-World International Corp.	290,000	1,077,906
#	Solar Applied Materials Technology Co.	1,815,372	3,062,212
#	Solomon Technology Corp.	490,000	320,361
#	Solteam, Inc.	243,034	671,506
#	Sonix Technology Co., Ltd.	614,000	2,369,843
#	Southeast Cement Co., Ltd.	709,700	457,742
#	Speed Tech Corp.	435,000	1,212,966
#	Spirox Corp.	298,824	321,595
#	Sporton International, Inc.	293,192	2,537,508
	St Shine Optical Co., Ltd.	214,000	2,944,828
#	Standard Chemical & Pharmaceutical Co., Ltd.	321,571	439,207
#	Standard Foods Corp.	293,000	550,612
#	Stark Technology, Inc.	399,688	990,125
*	Sun Yad Construction Co., Ltd.	210,000	92,542
	Sunko INK Co., Ltd.	546,400	195,407
#	SunMax Biotechnology Co., Ltd.	89,000	229,545
#	Sunny Friend Environmental Technology Co., Ltd.	271,000	1,972,670
#	Sunonwealth Electric Machine Industry Co., Ltd.	867,487	1,359,872
#	Sunplus Technology Co., Ltd.	2,002,000	3,137,646
#	Sunrex Technology Corp.	332,612	659,935
#	Sunspring Metal Corp.	331,000	366,224
*	Sunty Development Co., Ltd.	42,000	19,225
	Supreme Electronics Co., Ltd.	1,779,602	2,826,554
#	Sweeten Real Estate Development Co., Ltd.	707,465	632,877
#	Symtek Automation Asia Co., Ltd.	213,069	814,915
#	Syncmold Enterprise Corp.	452,750	1,331,501
#	Synmosa Biopharma Corp.	785,446	710,735
	Systex Corp.	632,388	1,982,208
#	T3EX Global Holdings Corp.	408,177	2,684,155
#	TA Chen Stainless Pipe	5,919,081	11,065,430
	Ta Liang Technology Co., Ltd.	180,000	520,434
#	Ta Ya Electric Wire & Cable	2,301,318	2,249,730
#	Ta Yih Industrial Co., Ltd.	106,000	173,588
#	Tah Hsin Industrial Corp.	309,220	763,921
#	TAI Roun Products Co., Ltd.	201,000	122,278
#	TA-I Technology Co., Ltd.	461,788	1,133,372
#*	Tai Tung Communication Co., Ltd.	513,267	318,175
	Taichung Commercial Bank Co., Ltd.	15,662,359	6,669,985
#	TaiDoc Technology Corp.	254,470	1,946,560
	Taiflex Scientific Co., Ltd.	758,340	1,512,202
#	Taimide Tech, Inc.	464,262	856,721
	Tainan Enterprises Co., Ltd.	263,370	169,711
#	Tainan Spinning Co., Ltd.	4,672,044	4,060,568
#	Tai-Saw Technology Co., Ltd.	235,120	304,020
#	TaiSol Electronics Co., Ltd.	63,000	113,598
#	Taisun Enterprise Co., Ltd.	898,648	933,664
#	Taita Chemical Co., Ltd.	821,497	1,271,741
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	414,673	725,212
#	Taiwan Cogeneration Corp.	1,652,566	2,267,405
	Taiwan Fertilizer Co., Ltd.	947,000	2,029,686
	Taiwan Fire & Marine Insurance Co., Ltd.	979,338	686,999
	Taiwan FU Hsing Industrial Co., Ltd.	649,000	997,366
	Taiwan Glass Industry Corp.	78,000	107,043
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,014,468	2,837,345
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	774,120	1,473,809

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Kolin Co., Ltd.	1,356,000	$0
#*	Taiwan Land Development Corp.	2,845,991	645,664
	Taiwan Line Tek Electronic	144,185	150,194
#	Taiwan Mask Corp.	197,000	698,908
	Taiwan Navigation Co., Ltd.	824,777	1,315,757
	Taiwan Paiho, Ltd.	1,116,287	3,710,774
	Taiwan PCB Techvest Co., Ltd.	1,097,238	1,826,225
#	Taiwan Sakura Corp.	780,803	1,826,587
	Taiwan Sanyo Electric Co., Ltd.	417,400	509,769
	Taiwan Secom Co., Ltd.	204,000	686,209
#	Taiwan Semiconductor Co., Ltd.	982,000	2,830,264
	Taiwan Shin Kong Security Co., Ltd.	1,425,577	2,016,736
	Taiwan Steel Union Co., Ltd.	18,000	47,180
	Taiwan Styrene Monomer	2,102,209	1,471,979
#	Taiwan Surface Mounting Technology Corp.	1,070,388	4,807,206
#	Taiwan Taxi Co., Ltd.	73,227	214,029
#*	Taiwan TEA Corp.	2,280,897	1,685,956
#	Taiwan Union Technology Corp.	1,023,000	4,269,635
	Taiyen Biotech Co., Ltd.	383,883	440,649
#*	Tatung Co., Ltd.	3,982,015	3,725,683
#	Tayih Lun An Co., Ltd.	220,890	158,355
	TCI Co., Ltd.	409,746	4,793,934
	Te Chang Construction Co., Ltd.	258,206	265,338
#	Tehmag Foods Corp.	105,800	1,292,544
#	Ten Ren Tea Co., Ltd.	140,980	174,310
	Tera Autotech Corp.	91,885	70,558
	Test Research, Inc.	689,820	1,422,873
	Test-Rite International Co., Ltd.	1,179,495	1,062,792
#*	Tex-Ray Industrial Co., Ltd.	311,000	165,548
	Thinking Electronic Industrial Co., Ltd.	303,204	2,400,901
#	Thye Ming Industrial Co., Ltd.	594,669	886,826
*	Ton Yi Industrial Corp.	3,119,644	1,662,719
#	Tong Hsing Electronic Industries, Ltd.	269,976	2,370,576
	Tong Yang Industry Co., Ltd.	1,476,741	1,928,980
#*	Tong-Tai Machine & Tool Co., Ltd.	824,892	524,635
#	TOPBI International Holdings, Ltd.	466,096	255,755
	Topco Scientific Co., Ltd.	709,087	3,291,831
	Topco Technologies Corp.	190,720	521,262
	Topkey Corp.	284,000	1,515,224
#	Topoint Technology Co., Ltd.	579,898	969,105
	Toung Loong Textile Manufacturing	347,000	516,169
#	TPK Holding Co., Ltd.	1,404,000	2,160,065
	Trade-Van Information Services Co.	255,000	459,119
	Transart Graphics Co., Ltd.	18,000	48,485
	Transcend Information, Inc.	853,000	2,140,058
#	Tsang Yow Industrial Co., Ltd.	270,000	265,755
#	Tsann Kuen Enterprise Co., Ltd.	311,686	412,372
	TSC Auto ID Technology Co., Ltd.	107,470	888,313
	TSRC Corp.	2,355,200	2,560,863
	Ttet Union Corp.	177,000	1,060,794
#	TTFB Co., Ltd.	38,000	336,154
#	TTY Biopharm Co., Ltd.	884,979	2,546,108
	Tung Ho Steel Enterprise Corp.	2,889,000	4,835,109
#	TURVO International Co., Ltd.	247,922	1,144,162
#	TXC Corp.	1,221,053	5,266,393
#	TYC Brother Industrial Co., Ltd.	848,980	662,065
*	Tycoons Group Enterprise	1,750,767	1,273,820
#	Tyntek Corp.	1,188,039	1,108,546
#	UDE Corp.	277,000	280,244

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ultra Chip, Inc.	266,786	$1,535,176
	U-Ming Marine Transport Corp.	1,601,000	3,594,671
*	Union Bank Of Taiwan	8,280,122	3,582,623
#	Unitech Computer Co., Ltd.	385,804	409,010
#	Unitech Printed Circuit Board Corp.	2,447,937	1,829,088
	United Integrated Services Co., Ltd.	632,951	4,437,806
	United Orthopedic Corp.	312,935	382,226
#	United Radiant Technology	385,000	266,430
*	United Renewable Energy Co., Ltd.	4,128,108	1,786,165
	Unity Opto Technology Co., Ltd.	2,760,500	76,256
	Univacco Technology, Inc.	32,000	24,394
#	Universal Cement Corp.	1,727,433	1,417,484
#	Universal Microwave Technology, Inc.	207,534	504,224
#*	Unizyx Holding Corp.	1,122,430	1,099,582
#	UPC Technology Corp.	3,162,124	3,011,689
#	Userjoy Technology Co., Ltd.	186,274	621,131
#	USI Corp.	3,070,156	3,609,319
#*	Usun Technology Co., Ltd.	209,200	280,266
#	Utechzone Co., Ltd.	203,000	434,778
#	Ve Wong Corp.	577,696	697,824
#	VHQ Media Holdings, Ltd.	90,000	86,264
#*	Victory New Materials, Ltd. Co.	327,832	132,665
#	Visual Photonics Epitaxy Co., Ltd.	653,772	3,208,155
#	Vivotek, Inc.	131,704	377,443
#	Wafer Works Corp.	1,958,548	4,907,023
#	Waffer Technology Corp.	510,000	348,794
#	Wah Hong Industrial Corp.	144,021	178,535
	Wah Lee Industrial Corp.	715,000	2,275,237
	Walsin Lihwa Corp.	597,000	611,393
#*	Walton Advanced Engineering, Inc.	1,328,197	1,062,027
	WAN HWA Enterprise Co.	401,238	177,268
#*	Ways Technical Corp., Ltd.	189,000	148,390
*	We & Win Development Co., Ltd.	161,000	57,380
*	We&Win Diversification Co., Ltd.	95,000	47,252
	Wei Chuan Foods Corp.	1,343,000	1,031,600
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	1,360,459	1,170,131
#	Well Shin Technology Co., Ltd.	319,000	580,256
#*	Wha Yu Industrial Co., Ltd.	301,000	200,336
#	Wholetech System Hitech, Ltd.	207,000	303,512
#	Winmate, Inc.	140,000	373,625
#	Winstek Semiconductor Co., Ltd.	250,000	261,138
	Wintek Corp.	5,447,000	66,829
#	Wisdom Marine Lines Co., Ltd.	1,535,241	4,296,783
#	Wistron NeWeb Corp.	1,267,155	3,373,343
#	Wowprime Corp.	287,000	1,635,817
	WT Microelectronics Co., Ltd.	1,545,450	3,440,323
#	WUS Printed Circuit Co., Ltd.	628,737	674,506
#	XAC Automation Corp.	302,000	312,330
#*	XinTec, Inc.	108,000	651,541
#*	X-Legend Entertainment Co., Ltd.	106,000	229,966
	XPEC Entertainment, Inc.	192,135	0
	Xxentria Technology Materials Corp.	527,207	1,360,750
*	Yang Ming Marine Transport Corp.	86,981	366,502
#	YC INOX Co., Ltd.	1,496,609	2,328,312
#	YCC Parts Manufacturing Co., Ltd.	132,000	180,079
#	Yea Shin International Development Co., Ltd.	635,076	471,669
#	Yem Chio Co., Ltd.	1,614,673	989,106
#	Yeong Guan Energy Technology Group Co., Ltd.	345,987	878,597

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	YFC-Boneagle Electric Co., Ltd.	415,000	$364,599
	YFY, Inc.	490,212	698,693
#	Yi Jinn Industrial Co., Ltd.	744,284	480,338
#*	Yieh Phui Enterprise Co., Ltd.	3,252,049	4,105,975
#	Yonyu Plastics Co., Ltd.	279,600	342,450
#	Young Fast Optoelectronics Co., Ltd.	386,872	411,790
#	Youngtek Electronics Corp.	494,666	1,621,043
#	Yuanta Futures Co., Ltd.	342,827	603,960
	Yulon Finance Corp.	593,320	3,504,752
#*	Yulon Motor Co., Ltd.	1,827,056	2,615,476
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	267,869	733,158
#	Yungshin Construction & Development Co., Ltd.	426,000	785,822
	YungShin Global Holding Corp.	772,015	1,221,820
	Yungtay Engineering Co., Ltd.	17,000	36,924
	Yusin Holding Corp.	6,721	15,995
	Zeng Hsing Industrial Co., Ltd.	228,107	1,330,644
#	Zenitron Corp.	757,000	759,078
#	Zero One Technology Co., Ltd.	451,000	703,854
#	Zhong Yang Technology Co., Ltd.	7,000	16,310
#*	Zig Sheng Industrial Co., Ltd.	1,607,732	1,217,438
#*	Zinwell Corp.	1,167,586	850,279
#	Zippy Technology Corp.	461,948	677,780
#	ZongTai Real Estate Development Co., Ltd.	595,849	917,130
TOTAL TAIWAN			978,334,845
THAILAND — (2.4%)
	AAPICO Hitech PCL	90,970	58,123
	AAPICO Hitech PCL	827,632	528,798
	Advanced Information Technology PCL, Class F	685,200	448,218
	AEON Thana Sinsap Thailand PCL	178,700	924,287
	After You PCL	850,300	254,825
	AJ Plast PCL	406,188	236,044
	Allianz Ayudhya Capital PCL	195,200	206,380
	Alucon PCL	2,200	11,630
	Amanah Leasing PCL	1,161,500	168,920
	Amata Corp. PCL	3,812,510	2,111,134
*	Ananda Development PCL	7,329,900	390,274
	AP Thailand PCL	10,459,716	2,514,087
	Asia Plus Group Holdings PCL	8,178,500	865,937
	Asia Sermkij Leasing PCL	1,504,200	1,727,650
	Asian Insulators PCL	6,363,400	387,215
	Bangchak Corp. PCL	4,365,900	3,068,450
*	Bangkok Airways PCL	3,724,000	1,104,708
*	Bangkok Aviation Fuel Services PCL	924,046	697,234
	Bangkok Chain Hospital PCL	784,037	626,180
	Bangkok Commercial Asset Management PCL	18,400	9,237
	Bangkok Insurance PCL	198,381	1,623,625
	Bangkok Land PCL	50,287,170	1,591,197
	Bangkok Life Assurance PCL	540,800	419,576
*	Bangkok Ranch PCL	2,178,000	202,774
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	1,414,200	572,263
	Banpu Power PCL	772,700	409,066
	BCPG PCL	379,400	168,532
*	BEC World PCL	3,318,548	1,322,674
*	Better World Green PCL	14,328,300	283,362
	BG Container Glass PCL	455,200	170,349
	Brooker Group PCL (The)	2,291,640	47,412
	Cal-Comp Electronics Thailand PCL, Class F	12,170,231	1,192,307

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Central Paper Industry PCL	20	$0
	CH Karnchang PCL	4,831,900	2,690,310
	Charoong Thai Wire & Cable PCL, Class F	726,000	168,978
	Chayo Group PCL	141,760	56,501
	Chularat Hospital PCL, Class F	19,014,200	2,441,315
	CIMB Thai Bank PCL	7,467,800	168,135
	CK Power PCL	613,000	110,039
	Com7 PCL, Class F	286,900	565,202
	Communication & System Solution PCL	865,600	49,512
*	Country Group Development PCL	14,642,500	236,115
*	Country Group Holdings PCL	7,187,500	229,615
*	Demco PCL	260,300	38,173
	Dhipaya Insurance PCL	2,171,100	1,866,086
	Diamond Building Products PCL	58,000	12,706
	Do Day Dream PCL	340,400	185,386
*	DOD Biotech PCL	117,100	45,604
*	Dusit Thani PCL	114,500	32,224
	Dynasty Ceramic PCL	17,485,880	1,691,796
	Eastern Polymer Group PCL, Class F	4,587,400	1,688,828
	Eastern Power Group PCL	1,652,608	266,489
	Eastern Water Resources Development and Management PCL, Class F	2,649,000	801,933
	Ekachai Medical Care PCL	927,600	225,779
*	Esso Thailand PCL	4,288,300	952,448
	Exotic Food PCL, Class F	72,900	48,130
	Forth Corp. PCL	1,383,200	471,342
	Forth Smart Service PCL	1,272,900	406,646
	GFPT PCL	2,205,000	852,012
	Global Green Chemicals PCL, Class F	1,314,600	411,969
*	Group Lease PCL	1,644,700	24,395
	Gunkul Engineering PCL	16,239,680	2,292,603
	Haad Thip PCL	278,200	289,902
	Humanica PCL	41,600	12,024
	ICC International PCL	204,600	195,309
	Ichitan Group PCL	2,558,400	879,590
	Interlink Communication PCL	798,400	178,542
*	Italian-Thai Development PCL	17,231,827	1,048,563
	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	738,904
	JMT Network Services PCL, Class F	95,300	117,431
	Jubilee Enterprise PCL	272,500	190,690
	JWD Infologistics PCL	539,900	267,753
	Kang Yong Electric PCL	6,000	72,838
	Karmarts PCL	2,746,100	300,782
	KGI Securities Thailand PCL	324,900	63,265
*	Khon Kaen Sugar Industry PCL	7,709,937	811,634
*	Khonburi Sugar PCL	138,500	19,890
	Kiatnakin Phatra Bank PCL	850,500	1,319,708
	Lalin Property PCL	194,800	49,193
	Lam Soon Thailand PCL	1,074,700	166,760
	Lanna Resources PCL	565,050	307,732
	Lee Feed Mill PCL	67,000	5,626
	LH Financial Group PCL	38,566,339	1,255,525
*	Loxley PCL	6,581,976	540,696
	LPN Development PCL	5,937,202	881,526
*	MBK PCL	3,684,064	1,412,313
	MC Group PCL	223,000	60,724
*	MCOT PCL	902,200	149,600
	MCS Steel PCL	1,579,400	691,971
	Mega Lifesciences PCL	1,595,700	1,929,842

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Millcon Steel PCL	3,730,168	$129,380
	MK Restaurants Group PCL	8,800	13,186
	Modernform Group PCL	2,003,800	228,013
*	Mono Next PCL, Class F	5,406,600	269,775
	Muang Thai Insurance PCL	61,288	164,094
	Namyong Terminal PCL	2,175,000	334,183
	Nava Nakorn PCL	1,852,800	133,037
*	Nawarat Patanakarn PCL	2,154,200	59,643
	Netbay PCL	448,500	335,684
	Noble Development PCL	1,682,100	350,571
	Northeast Rubber PCL	735,300	173,380
*	Nusasiri PCL	2,408,400	27,112
	Origin Property PCL, Class F	3,866,350	1,017,538
	PCS Machine Group Holding PCL	1,196,800	189,347
	Plan B Media PCL, Class F	8,680,300	1,386,524
*	Platinum Group PCL (The), Class F	3,236,300	275,702
	Polyplex Thailand PCL	1,251,550	925,311
*	Power Solution Technologies PCL, Class F	7,178,320	502,324
	Premier Marketing PCL	1,476,300	606,376
	Prima Marine PCL	3,944,200	798,020
*	Principal Capital PCL	1,537,400	212,362
	Property Perfect PCL	37,685,530	515,965
	Pruksa Holding PCL	3,480,400	1,334,237
	PTG Energy PCL	3,706,400	1,770,457
	Pylon PCL	1,586,600	197,918
	Quality Houses PCL	33,402,326	2,235,799
*	Raimon Land PCL	9,678,200	262,070
	Rajthanee Hospital PCL	692,900	780,020
	Ratchthani Leasing PCL	9,072,255	1,280,756
	Regional Container Lines PCL	1,294,500	2,264,661
	Rojana Industrial Park PCL	4,333,254	896,513
*	RS PCL	2,017,800	1,148,029
	S 11 Group PCL	1,380,900	285,696
	Sabina PCL	829,900	484,797
	Saha Pathana Inter-Holding PCL	699,100	1,297,485
	Sahakol Equipment PCL	2,553,800	186,480
	Sahamitr Pressure Container PCL	676,000	218,015
	Saha-Union PCL	753,300	784,986
*	Samart Corp. PCL	2,808,500	589,599
*	Samart Telcoms PCL	721,200	133,850
	Sansiri PCL	53,038,010	1,888,019
	Sappe PCL	511,100	396,533
	SC Asset Corp. PCL	8,404,015	761,967
	SEAFCO PCL	2,508,302	334,262
	Sena Development PCL	2,107,633	241,110
	Sermsang Power Corp. Co., Ltd.	1,247,180	474,321
	Siam Future Development PCL	5,608,347	1,979,366
*	Siam Wellness Group PCL, Class F	405,300	81,387
	Siamgas & Petrochemicals PCL	3,253,200	1,068,976
*	Singha Estate PCL	15,777,754	902,477
	Sino-Thai Engineering & Construction PCL	4,544,900	1,687,009
	SISB PCL	39,100	10,945
	SNC Former PCL	626,400	270,628
	Somboon Advance Technology PCL	1,366,637	860,710
	Southern Concrete Pile PCL	115,700	21,121
	SPCG PCL	2,191,700	1,160,282
	Srisawad Finance PCL	414,300	409,668
*	Srithai Superware PCL	6,980,200	299,447
	Srivichai Vejvivat PCL	688,600	278,645

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Star Petroleum Refining PCL	7,667,600	$1,959,621
*	STP & I PCL	5,356,064	658,355
	Supalai PCL	5,726,991	3,676,565
	Super Energy Corp. PCL	72,643,500	2,011,275
	Susco PCL	2,546,000	238,585
	SVI PCL	1,693,800	248,395
	Synnex Thailand PCL	106,040	80,012
	Syntec Construction PCL	5,282,100	289,276
	TAC Consumer PCL, Class F	1,837,600	338,251
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	467,903
	Thai Agro Energy PCL	1,506,200	113,650
	Thai Nakarin Hospital PCL	338,300	324,225
	Thai Rayon PCL	40,200	37,916
	Thai Reinsurance PCL	8,213,800	342,372
	Thai Solar Energy PCL, Class F	3,485,274	299,033
	Thai Stanley Electric PCL, Class F	156,200	798,406
	Thai Union Group PCL, Class F	718,000	484,965
	Thai Vegetable Oil PCL	1,967,975	1,886,095
	Thai Wacoal PCL	78,000	95,520
	Thai Wah PCL, Class F	2,244,800	399,546
	Thaicom PCL	2,726,000	879,154
	Thaifoods Group PCL	4,336,400	606,905
	Thaire Life Assurance PCL	331,700	27,450
	Thanachart Capital PCL	622,100	615,144
	Thitikorn PCL	807,900	217,538
	Thoresen Thai Agencies PCL	6,078,354	2,903,481
	Tipco Asphalt PCL	2,923,000	1,680,831
	TIPCO Foods PCL	1,167,082	342,659
	TKS Technologies PCL	681,450	191,783
	TMT Steel PCL	1,251,600	388,418
	TPC Power Holdings Co., Ltd.	1,014,800	339,630
	TPI Polene PCL	34,743,300	1,765,310
	TPI Polene Power PCL	10,361,800	1,387,143
	TQM Corp. PCL	228,000	776,938
*	TTCL PCL	241,240	27,304
	TTW PCL	3,170,000	1,118,795
*	U City PCL, Class F	16,368,114	453,183
	UAC Global PCL	353,200	53,516
	Union Auction PCL	1,214,200	358,340
*	Unique Engineering & Construction PCL	2,815,670	522,571
	United Paper PCL	1,254,300	702,187
*	United Power of Asia PCL	1,651,700	19,599
	Univanich Palm Oil PCL	2,378,600	470,401
	Univentures PCL	3,009,700	349,800
*	Vanachai Group PCL	2,336,959	568,819
	Vinythai PCL	951,234	1,085,305
	WHA Corp. PCL	14,214,900	1,323,423
	WHA Utilities and Power PCL	4,811,700	614,867
	Workpoint Entertainment PCL	987,440	576,827
TOTAL THAILAND			130,374,127
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret A.S.	897,008	131,996
*	Afyon Cimento Sanayi TAS	570,357	254,785
	Agesa Hayat ve Emeklilik A.S., Class A	144,030	310,296
	Akcansa Cimento A.S.	118,218	204,402
	Aksa Akrilik Kimya Sanayii A.S.	779,918	1,510,100
#*	Aksa Enerji Uretim A.S., Class B	550,138	831,741
	Aksigorta A.S.	375,738	356,393

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Alarko Holding A.S.	591,064	$662,085
*	Albaraka Turk Katilim Bankasi A.S.	2,063,168	367,746
#	Alkim Alkali Kimya A.S.	258,427	459,233
#	Anadolu Anonim Turk Sigorta Sirketi	788,957	612,860
	Anadolu Hayat Emeklilik A.S.	266,888	290,499
	Aygaz A.S.	337,581	581,461
*	Bagfas Bandirma Gubre Fabrikalari A.S.	96,727	188,620
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	2
*	Bera Holding A.S.	1,925,178	2,527,852
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	458,438	350,184
	Bizim Toptan Satis Magazalari A.S.	126,162	171,898
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	177,893	541,702
	Borusan Yatirim ve Pazarlama A.S.	28,308	998,908
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	195,480	541,924
*	Cimsa Cimento Sanayi VE Ticaret A.S.	201,500	574,099
	Deva Holding A.S.	128,362	388,413
	Dogan Sirketler Grubu Holding A.S.	1,409,829	438,180
#	Dogus Otomotiv Servis ve Ticaret A.S.	136,080	412,251
	EGE Endustri VE Ticaret A.S.	5,499	832,288
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	488,985	339,771
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	73,369	1,220,889
#*	Fenerbahce Futbol A.S.	128,655	556,441
*	Global Yatirim Holding A.S.	439,745	160,395
	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
	Goodyear Lastikleri TAS	243,750	210,644
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	506,666	331,558
*	GSD Holding A.S.	1,030,347	223,199
*	Gubre Fabrikalari TAS	76,833	455,536
#*	Hektas Ticaret TAS	1,411,574	1,347,477
#*	Ihlas Holding A.S.	6,456,683	436,058
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	415,744	303,677
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	311,954	431,894
#*	Is Finansal Kiralama A.S.	766,484	262,976
	Is Yatirim Menkul Degerler A.S., Class A	547,612	883,033
*	Isiklar Enerji ve Yapi Holding A.S.	1,781,132	186,092
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	482,031	408,465
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	2,696,278	2,511,906
	Kartonsan Karton Sanayi ve Ticaret A.S.	102,698	631,851
*	Kerevitas Gida Sanayi ve Ticaret A.S.	568,738	301,680
*	Kordsa Teknik Tekstil A.S.	243,539	675,596
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	526,756	848,037
*	Kutahya Porselen Sanayi A.S.	7,678	43,190
	Logo Yazilim Sanayi Ve Ticaret A.S.	278,280	1,194,733
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	142,313	903,705
*	Menderes Tekstil Sanayi ve Ticaret A.S.	325,597	84,691
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,514,399	289,104
#*	Migros Ticaret A.S.	266,910	1,080,018
*	MLP Saglik Hizmetleri A.S.	363,166	969,536
*	NET Holding A.S.	749,748	352,601
*	Netas Telekomunikasyon A.S.	153,194	350,193
	Nuh Cimento Sanayi A.S.	317,938	1,445,384
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	1,333,371	280,759
	Otokar Otomotiv Ve Savunma Sanayi A.S.	26,504	918,948
*	Oyak Cimento Fabrikalari A.S.	1,051,923	804,602
*	Parsan Makina Parcalari Sanayii A.S.	60,935	203,222
*	Pegasus Hava Tasimaciligi A.S.	53,245	445,672
	Polisan Holding A.S.	443,358	144,894
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	712,126	348,631
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,408,250	2,043,513

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Sasa Polyester Sanayi A.S.	764,998	$2,613,927
#*	Sekerbank Turk A.S.	2,852,943	351,492
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	376,098	375,589
	Tat Gida Sanayi A.S.	253,495	262,449
*	TAV Havalimanlari Holding A.S.	310,739	831,642
#	Tekfen Holding A.S.	662,673	1,118,302
*	Turcas Petrol A.S.	410,905	168,117
	Turk Traktor ve Ziraat Makineleri A.S.	47,535	960,872
#	Turkiye Sinai Kalkinma Bankasi A.S.	5,034,517	749,099
	Ulker Biskuvi Sanayi A.S.	400,376	947,761
#	Vestel Elektronik Sanayi ve Ticaret A.S.	266,196	945,099
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	442,582	696,144
#*	Zorlu Enerji Elektrik Uretim A.S.	2,311,132	486,987
TOTAL TURKEY			49,677,969
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Islamic Bank PJSC	1,462,171	2,199,764
	Abu Dhabi National Insurance Co. PSC	16,163	21,603
	Agthia Group PJSC	414,703	704,159
*	Air Arabia PJSC	5,455,517	2,013,877
*	Amanat Holdings PJSC	2,553,228	735,651
*	Amlak Finance PJSC	1,550,731	115,532
*	Arabtec Holding PJSC	2,783,626	75,328
	Aramex PJSC	2,285,799	2,212,260
*	Arkan Building Materials Co.	418,168	140,081
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,083,625
	Dana Gas PJSC	7,933,137	1,902,875
*	Deyaar Development PJSC	4,841,015	381,911
*	Dubai Financial Market PJSC	4,066,437	1,212,565
	Dubai Investments PJSC	3,388,708	1,568,924
*	Emaar Development PJSC	1,540,337	1,571,049
*	Emaar Malls PJSC	1,309,287	675,977
*	Eshraq Investments PJSC	3,209,731	306,016
*	Gulf Navigation Holding PJSC	1,692,804	132,596
	Islamic Arab Insurance Co.	1,108,715	247,334
*	Manazel Real Estate PJSC	1,705,256	179,973
	National Central Cooling Co. PJSC	657,325	493,983
*	RAK Properties PJSC	2,105,415	398,960
*	Ras Al Khaimah Cement Co. PSC	50,602	45,507
	Ras Al Khaimah Ceramics	119,075	74,104
	SHUAA Capital PSC	494,549	103,260
*	Union Properties PJSC	303,869	20,376
TOTAL UNITED ARAB EMIRATES			18,617,290
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	206,527	1,329,386
TOTAL COMMON STOCKS			5,354,994,361
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	193,748	1,914,323
	Banco ABC Brasil SA	321,270	919,104
	Banco do Estado do Rio Grande do Sul SA Class B	830,761	1,968,337
	Banco Pan SA	117,090	462,447
	Centrais Eletricas Santa Catarina	59,700	856,714
	Cia de Saneamento do Parana	4,479,427	3,405,852
	Cia de Transmissao de Energia Eletrica Paulista	659,178	3,053,994

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia Energetica de Sao Paulo Class B	755,220	$3,381,506
	Cia Energetica do Ceara Class A	98,239	1,129,657
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,951,969
	Cia Paranaense de Energia	2,331,595	2,739,761
	Eucatex SA Industria e Comercio	196,878	348,527
*	Gol Linhas Aereas Inteligentes SA	50,688	200,484
	Grazziotin SA	12,400	78,520
	Marcopolo SA	2,004,511	1,158,466
	Randon SA Implementos e Participacoes	703,536	1,834,401
	Schulz SA	157,600	313,188
	Unipar Carbocloro SA	284,018	4,990,795
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,604,571	6,337,258
TOTAL BRAZIL			37,045,303
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	726,091
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	578,819
THAILAND — (0.0%)
*	U City PCL	49,104,342	1,150,387
TOTAL PREFERRED STOCKS			39,500,600
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 06/15/20	1	0
*	Gafisa SA Rights 06/15/20	2	0
*	Gafisa SA Rights 08/23/21	181,947	2,795
TOTAL BRAZIL			2,795
CHILE — (0.0%)
*	Banvida SA Rights 9/24/20	5,722	484
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	49,218	14,231
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	528,477	25,396
MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	875,950	70,574
*	Scientex BHD Warrants 01/14/26	81,905	23,291
*	SKP Resources Bhd Warrants 04/25/26	426,099	17,165
TOTAL MALAYSIA			111,030
SOUTH KOREA — (0.0%)
*	Advanced Digital Chips Inc. Rights 08/09/21	72,279	25,072
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	2,238	62,359
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	61,049	0
TOTAL SOUTH KOREA			87,431
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	33,013	0
*	Everest Textile Co., Ltd. Rights 09/10/21	621,235	39,986
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	58,255	27,914

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	ITEQ Corp. Rights Exp 07/19/21	112,211	$28,088
TOTAL TAIWAN			95,988
THAILAND — (0.0%)
*	Brooker Group PCL (The) Warrants 07/12/24	763,880	6,972
*	Brooker Group PCL (The) Warrants 07/12/24	190,970	1,743
*	Erawan Group PCL (The) Warrants 06/14/24	90,709	2,953
*	MBK PCL Warrants 05/15/24	184,210	53,244
*	Millcon Steel PCL Rights 05/23/24	46,628	539
*	Noble W2 Warrants 01/05/22	140,175	0
*	RS PCL Warrants 05/23/24	324,160	33,730
*	Sermsang Power Corp. Co., Ltd. Warrants 02/22/22	124,718	12,826
*	Sermsang Power Corp. Co., Ltd. Warrants 05/22/25	311,795	27,890
*	TFG W3 Warrants 04/29/22	58,440	2,721
TOTAL THAILAND			142,618
TOTAL RIGHTS/WARRANTS			479,973
TOTAL INVESTMENT SECURITIES (Cost $3,976,046,108)			5,394,974,934

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	12,628,473	146,111,432
TOTAL INVESTMENTS — (100.0%)
(Cost $4,122,143,566)^^			$5,541,086,366
As of July 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	575	09/17/21	$39,045,464	$36,733,875	$(2,311,589)
Total Futures Contracts			$39,045,464	$36,733,875	$(2,311,589)
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$9,406	—	$9,406
Brazil	$230,631,941	—	—	230,631,941
Chile	40,410,249	—	—	40,410,249
China	80,700,544	1,255,955,020	—	1,336,655,564
Colombia	7,787,542	—	—	7,787,542
Greece	—	17,173,900	—	17,173,900
Hong Kong	1,960,474	9,078,106	—	11,038,580
Hungary	—	4,405,141	—	4,405,141
India	602,580	834,873,031	—	835,475,611
Indonesia	413,418	81,187,599	—	81,601,017
Malaysia	—	96,326,156	—	96,326,156
Mexico	145,776,414	18,173	—	145,794,587

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	—	$53,570,780	—	$53,570,780
Poland	—	61,498,086	—	61,498,086
Qatar	—	24,585,029	—	24,585,029
Russia	$13,057,929	—	—	13,057,929
Saudi Arabia	899,873	147,843,396	—	148,743,269
South Africa	7,038,036	190,074,434	—	197,112,470
South Korea	9,425,550	861,357,937	—	870,783,487
Taiwan	—	978,334,845	—	978,334,845
Thailand	130,349,732	24,395	—	130,374,127
Turkey	—	49,677,969	—	49,677,969
United Arab Emirates	—	18,617,290	—	18,617,290
United Kingdom	—	1,329,386	—	1,329,386
Preferred Stocks
Brazil	37,045,303	—	—	37,045,303
Chile	726,091	—	—	726,091
Philippines	—	578,819	—	578,819
Thailand	1,150,387	—	—	1,150,387
Rights/Warrants
Brazil	—	2,795	—	2,795
Chile	—	484	—	484
Greece	—	14,231	—	14,231
Indonesia	—	25,396	—	25,396
Malaysia	—	111,030	—	111,030
South Korea	—	87,431	—	87,431
Taiwan	—	95,988	—	95,988
Thailand	—	142,618	—	142,618
Securities Lending Collateral	—	146,111,432	—	146,111,432
Futures Contracts**	(2,311,589)	—	—	(2,311,589)
TOTAL	$705,664,474	$4,833,110,303	—	$5,538,774,777
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (13.6%)
	Activision Blizzard, Inc.	496,359	$41,505,540
*	AMC Networks, Inc., Class A	6,800	340,272
	AT&T, Inc.	6,810,545	191,035,787
	ATN International, Inc.	684	29,446
*	Cars.com, Inc.	39,542	477,667
#*	Charter Communications, Inc., Class A	339,394	252,526,106
	Comcast Corp., Class A	5,581,653	328,368,646
*	Consolidated Communications Holdings, Inc.	10,700	82,283
*	Discovery, Inc., Class C	136,284	3,694,659
#*	DISH Network Corp., Class A	83,975	3,517,713
	Entravision Communications Corp., Class A	38,094	234,278
	EW Scripps Co. (The), Class A	81,265	1,550,536
	Fox Corp., Class A	211,170	7,530,322
	Fox Corp., Class B	104,154	3,462,079
*	Gannett Co., Inc.	53,152	306,687
	Gray Television, Inc.	54,374	1,205,472
*	Hemisphere Media Group, Inc.	18,877	239,927
*	IAC/InterActiveCorp	7,229	992,469
*	IMAX Corp.	18,300	295,362
	Interpublic Group of Cos., Inc. (The)	30,820	1,089,795
*	Iridium Communications, Inc.	51,500	2,174,845
	John Wiley & Sons, Inc., Class A	23,898	1,404,724
*	Liberty Broadband Corp.	2,882	492,678
*	Liberty Broadband Corp., Class A	24,095	4,136,389
*	Liberty Broadband Corp., Class C	139,025	24,675,547
*	Liberty Latin America, Ltd., Class A	4,700	64,155
*	Liberty Latin America, Ltd., Class C	4,641	64,185
#*	Liberty Media Corp.-Liberty Braves, Class A	7,613	202,049
*	Liberty Media Corp.-Liberty Braves, Class B	762	23,050
*	Liberty Media Corp.-Liberty Braves, Class C	1,237	32,719
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	706,603
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,084,114
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,500,122
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,653	226,159
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	9,610,755
*	Lions Gate Entertainment Corp., Class B	1	13
#	Lumen Technologies, Inc.	539,862	6,732,079
*	Madison Square Garden Entertainment Corp.	14,935	1,044,853
#*	Marcus Corp. (The)	7,499	120,509
*	Match Group, Inc.	49,723	7,919,382
*	Meredith Corp.	44,176	1,927,841
	News Corp., Class A	402,247	9,907,344
	News Corp., Class B	99,903	2,348,720
	Nexstar Media Group, Inc., Class A	51,781	7,615,432
*	ORBCOMM, Inc.	45,543	514,180
*	Reading International, Inc., Class A	8,800	46,288
	Saga Communications, Inc., Class A	8,693	189,768
	Scholastic Corp.	21,511	722,985
	Spok Holdings, Inc.	9,322	76,813
	TEGNA, Inc.	184,139	3,262,943
	Telephone and Data Systems, Inc.	90,571	2,024,262
*	T-Mobile US, Inc.	282,437	40,676,577
*	TripAdvisor, Inc.	2,048	77,722
*	United States Cellular Corp.	12,191	443,265

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	57,512	$3,208,019
	ViacomCBS, Inc., Class A	14,300	636,779
	ViacomCBS, Inc., Class B	3,600	147,348
*	Vimeo, Inc.	5,336	239,053
*	Walt Disney Co. (The)	617,798	108,744,804
#*	Zillow Group, Inc., Class A	26,110	2,797,164
#*	Zillow Group, Inc., Class C	64,720	6,877,147
*	Zynga, Inc., Class A	640,800	6,472,080
TOTAL COMMUNICATION SERVICES			1,103,656,510
CONSUMER DISCRETIONARY — (7.4%)
*	1-800-Flowers.com, Inc., Class A	44,330	1,352,065
	Aaron's Co., Inc. (The)	29,215	843,437
	Acushnet Holdings Corp.	2,067	105,892
*	Adtalem Global Education, Inc.	59,964	2,179,092
	Advance Auto Parts, Inc.	20,070	4,256,044
*	American Axle & Manufacturing Holdings, Inc.	91,765	889,203
#	American Eagle Outfitters, Inc.	173,750	5,989,162
*	American Outdoor Brands, Inc.	16,076	433,730
	Aramark	136,783	4,805,187
*	Asbury Automotive Group, Inc.	6,182	1,270,154
	Autoliv, Inc.	53,413	5,388,303
*	AutoNation, Inc.	58,352	7,079,848
*	Barnes & Noble Education, Inc.	20,210	168,753
	Bassett Furniture Industries, Inc.	2,900	66,062
*	Beazer Homes USA, Inc.	4,326	78,993
	Best Buy Co., Inc.	15,363	1,726,033
#	Big 5 Sporting Goods Corp.	10,801	236,758
*	Biglari Holdings, Inc., Class B	8	1,316
#*	BJ's Restaurants, Inc.	20,458	830,186
*	Boot Barn Holdings, Inc.	32,500	2,808,650
#	BorgWarner, Inc.	203,984	9,991,136
	Brunswick Corp.	63,040	6,581,376
*	Build-A-Bear Workshop, Inc.	25,874	393,285
	Caleres, Inc.	13,408	331,714
*	Callaway Golf Co.	108,543	3,438,642
	Canterbury Park Holding Corp.	2,755	41,077
*	Capri Holdings, Ltd.	129,788	7,308,362
#*	Carnival Corp.	139,546	3,021,171
	Carriage Services, Inc.	20,916	777,657
*	Carrols Restaurant Group, Inc.	35,900	176,269
*	Cavco Industries, Inc.	7,600	1,786,000
	Century Communities, Inc.	14,709	1,021,540
*	Chico's FAS, Inc.	32,500	200,850
*	Chuy's Holdings, Inc.	12,152	401,016
*	Citi Trends, Inc.	5,815	463,746
	Columbia Sportswear Co.	1,785	177,822
*	Conn's, Inc.	25,450	566,008
»	Contra Zagg, Inc.	30,497	2,745
	Core-Mark Holding Co., Inc.	96,236	4,141,997
	Culp, Inc.	10,036	150,239
	Dana, Inc.	112,665	2,721,986
*	Deckers Outdoor Corp.	9,229	3,791,735
*	Delta Apparel, Inc.	7,532	241,024
#	Dick's Sporting Goods, Inc.	83,076	8,651,535
	Dillard's, Inc., Class A	75,900	13,910,193
*	Dorman Products, Inc.	9,311	941,808
	DR Horton, Inc.	225,681	21,536,738
	Educational Development Corp.	3,358	35,427

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	4,415	$82,163
	Escalade, Inc.	277	6,288
	Ethan Allen Interiors, Inc.	23,817	566,130
*	Expedia Group, Inc.	1	161
*	Fiesta Restaurant Group, Inc.	10,900	145,951
*	Flanigan's Enterprises, Inc.	865	27,161
	Flexsteel Industries, Inc.	2,068	71,346
	Foot Locker, Inc.	102,986	5,876,381
*	Ford Motor Co.	2,868,969	40,022,118
*	Fossil Group, Inc.	600	7,572
*	General Motors Co.	1,095,598	62,273,790
*	Genesco, Inc.	6,456	370,897
	Gentex Corp.	145,810	4,961,914
*	Gentherm, Inc.	37,081	3,075,127
*	G-III Apparel Group, Ltd.	31,225	932,378
*	Goodyear Tire & Rubber Co. (The)	317,648	4,990,250
	Graham Holdings Co., Class B	5,780	3,841,735
*	Green Brick Partners, Inc.	2,594	65,032
	Group 1 Automotive, Inc.	57,936	10,065,801
	Guess?, Inc.	59,800	1,334,736
	Hamilton Beach Brands Holding Co., Class A	10,413	194,619
	Harley-Davidson, Inc.	3,372	133,599
	Haverty Furniture Cos., Inc.	33,479	1,204,909
#*	Helen of Troy, Ltd.	61,653	13,772,664
#	Hibbett, Inc.	20,800	1,844,128
	Hooker Furniture Corp.	14,814	491,677
#*	Hyatt Hotels Corp., Class A	14,601	1,166,182
#*	International Game Technology P.L.C.	7,100	133,125
*	J Alexander's Holdings, Inc.	2,666	36,817
	Johnson Outdoors, Inc., Class A	15,588	1,845,152
	KB Home	30,800	1,307,152
	Kohl's Corp.	144,069	7,318,705
*	Lakeland Industries, Inc.	9,887	266,554
	La-Z-Boy, Inc.	56,332	1,891,629
	LCI Industries	10,111	1,474,386
	Lear Corp.	51,273	8,971,750
	Lennar Corp., Class A	224,100	23,564,115
	Lennar Corp., Class B	12,506	1,079,893
	Lifetime Brands, Inc.	16,431	247,615
	Lithia Motors, Inc., Class A	34,933	13,177,426
*	LKQ Corp.	208,413	10,576,960
*	M/I Homes, Inc.	37,930	2,454,450
*	Macy's, Inc.	62,400	1,060,800
*	MarineMax, Inc.	29,164	1,568,732
*	Marriott Vacations Worldwide Corp.	11,331	1,669,849
»	Media General, Inc.	25,196	1,421
*	Meritage Homes Corp.	28,156	3,057,178
	MGM Resorts International	227,871	8,551,999
*	Modine Manufacturing Co.	14,650	245,094
*	Mohawk Industries, Inc.	98,740	19,244,426
*	Monarch Casino & Resort, Inc.	1,103	70,427
	Monro, Inc.	3,100	179,800
*	Motorcar Parts of America, Inc.	17,638	392,269
	Movado Group, Inc.	21,998	661,480
	Murphy USA, Inc.	34,678	5,115,352
	Newell Brands, Inc.	126,940	3,141,765
#*	Norwegian Cruise Line Holdings, Ltd.	80,215	1,927,566
*	ODP Corp. (The)	54,901	2,598,464
	Oxford Industries, Inc.	11,400	991,002

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	13,200	$1,090,716
	Penske Automotive Group, Inc.	43,845	3,884,667
*	Perdoceo Education Corp.	78,974	936,632
	PulteGroup, Inc.	275,833	15,134,957
*	PVH Corp.	31,964	3,344,074
	Qurate Retail, Inc., Class A	620,725	7,361,798
	Ralph Lauren Corp.	13,658	1,550,456
	RCI Hospitality Holdings, Inc.	12,026	754,752
#*	Red Robin Gourmet Burgers, Inc.	17,849	468,179
	Rocky Brands, Inc.	8,729	474,858
#*	Royal Caribbean Cruises, Ltd.	322,500	24,790,575
	Shoe Carnival, Inc.	65,300	2,200,610
*	Skechers U.S.A., Inc., Class A	146,140	7,844,795
	Smith & Wesson Brands, Inc.	64,307	1,507,999
	Sonic Automotive, Inc., Class A	22,800	1,243,740
*	Sportsman's Warehouse Holdings, Inc.	21,200	374,604
*	Stamps.com, Inc.	15,800	5,162,808
	Standard Motor Products, Inc.	37,342	1,559,402
	Steven Madden, Ltd.	35,225	1,543,912
*	Stoneridge, Inc.	25,661	742,886
	Strategic Education, Inc.	123	9,753
*	Strattec Security Corp.	5,224	215,124
*	Stride, Inc.	3,100	95,046
	Superior Group of Cos, Inc.	17,956	420,350
	Target Corp.	259,962	67,863,080
	Thor Industries, Inc.	38,190	4,520,168
	Tilly's, Inc., Class A	18,598	275,808
	Toll Brothers, Inc.	126,380	7,490,543
*	TopBuild Corp.	35,100	7,114,419
*	Unifi, Inc.	41,401	976,650
*	Universal Electronics, Inc.	15,506	724,750
*	Urban Outfitters, Inc.	31,400	1,167,452
#	Whirlpool Corp.	50,924	11,281,703
	Winnebago Industries, Inc.	27,135	1,950,192
	Wyndham Hotels & Resorts, Inc.	1	72
*	Zumiez, Inc.	2,800	122,220
TOTAL CONSUMER DISCRETIONARY			601,859,778
CONSUMER STAPLES — (6.2%)
	Alico, Inc.	960	36,298
	Andersons, Inc. (The)	30,460	813,282
	Archer-Daniels-Midland Co.	750,362	44,811,619
	Bunge, Ltd.	114,694	8,903,695
	Cal-Maine Foods, Inc.	1,523	53,137
	Casey's General Stores, Inc.	26,905	5,319,388
#*	Central Garden & Pet Co.	25,184	1,216,135
*	Central Garden & Pet Co., Class A	48,121	2,084,120
	Conagra Brands, Inc.	144,700	4,846,003
	Constellation Brands, Inc., Class A	3,091	693,435
#*	Coty, Inc., Class A	71,506	624,247
*	Darling Ingredients, Inc.	173,938	12,013,898
	Flowers Foods, Inc.	44,317	1,044,108
#	Fresh Del Monte Produce, Inc.	39,437	1,217,026
#*	Hain Celestial Group, Inc. (The)	87,292	3,483,824
	Ingles Markets, Inc., Class A	11,437	683,475
	Ingredion, Inc.	62,317	5,472,056
	JM Smucker Co. (The)	108,204	14,186,626
	John B. Sanfilippo & Son, Inc.	10,428	963,130
#	Kroger Co. (The)	285,863	11,634,624

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Landec Corp.	37,056	$405,393
	Limoneira Co.	6,194	110,934
*	Molson Coors Beverage Co., Class A	1,288	77,950
#*	Molson Coors Beverage Co., Class B	133,800	6,541,482
	Mondelez International, Inc., Class A	2,081,099	131,650,323
	Natural Grocers by Vitamin Cottage, Inc.	1,000	11,180
	Nature's Sunshine Products, Inc.	1,029	18,100
	Nu Skin Enterprises, Inc., Class A	3,097	166,278
	Oil-Dri Corp. of America	5,047	179,522
*	Performance Food Group Co.	50,855	2,330,176
#*	Pilgrim's Pride Corp.	7,900	174,985
*	Post Holdings, Inc.	72,415	7,410,951
	PriceSmart, Inc.	4,262	382,472
	Sanderson Farms, Inc.	22,700	4,241,268
	Seaboard Corp.	1,781	7,319,910
*	Seneca Foods Corp., Class A	6,301	344,917
*	Seneca Foods Corp., Class B	300	16,347
*	Simply Good Foods Co. (The)	8,033	301,077
	SpartanNash Co.	33,983	660,969
	Spectrum Brands Holdings, Inc.	6,675	583,061
	Tyson Foods, Inc., Class A	405,030	28,943,444
*	United Natural Foods, Inc.	2,700	89,424
	Universal Corp.	22,290	1,162,646
*	US Foods Holding Corp.	208,373	7,155,529
	Village Super Market, Inc., Class A	1,900	42,845
	Walgreens Boots Alliance, Inc.	549,524	25,910,057
	Walmart, Inc.	1,115,621	159,031,774
	Weis Markets, Inc.	11,602	610,845
TOTAL CONSUMER STAPLES			505,973,985
ENERGY — (5.7%)
	Adams Resources & Energy, Inc.	6,004	160,427
#*	Arch Resources, Inc.	11,506	756,174
	Archrock, Inc.	69,200	595,812
	Bonanza Creek Energy, Inc.	6,200	238,514
*	Bristow Group, Inc.	3,352	87,085
	Chevron Corp.	1,033,148	105,184,798
*	CNX Resources Corp.	154,203	1,865,856
	ConocoPhillips	1,439,649	80,706,723
*	CONSOL Energy, Inc.	3,800	79,838
#*	Dawson Geophysical Co.	21,211	57,482
	Delek US Holdings, Inc.	52,256	908,209
	Devon Energy Corp.	87,794	2,268,597
*	DMC Global, Inc.	372	16,282
*	Dorian LPG, Ltd.	7,304	88,378
*	Earthstone Energy, Inc., Class A	8,400	82,572
	Evolution Petroleum Corp.	17,727	74,808
*	Exterran Corp.	22,548	98,760
	Exxon Mobil Corp.	666,348	38,361,654
#*	Green Plains, Inc.	21,234	750,834
	Halliburton Co.	666,057	13,774,059
	Helmerich & Payne, Inc.	62,000	1,777,540
	Hess Corp.	146,488	11,197,543
	HollyFrontier Corp.	39,410	1,158,654
	International Seaways, Inc.	12	197
	Kinder Morgan, Inc.	416,091	7,231,662
*	Kosmos Energy, Ltd.	26,900	62,139
	Marathon Oil Corp.	467,019	5,412,750
	Marathon Petroleum Corp.	1,004,662	55,477,436

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Murphy Oil Corp.	28,000	$607,880
*	Nabors Industries, Ltd.	640	56,006
	NACCO Industries, Inc., Class A	6,832	171,278
*	Natural Gas Services Group, Inc.	10,028	100,280
*	Newpark Resources, Inc.	73,721	238,119
*	NexTier Oilfield Solutions, Inc.	1,400	5,348
	Patterson-UTI Energy, Inc.	1,400	11,228
	PDC Energy, Inc.	21,789	861,755
	Phillips 66	723,574	53,132,039
	Pioneer Natural Resources Co.	122,117	17,752,148
*	ProPetro Holding Corp.	5,764	43,518
*	REX American Resources Corp.	4,050	332,100
	Schlumberger, N.V.	85,000	2,450,550
*	SEACOR Marine Holdings, Inc.	12,678	49,191
	SFL Corp., Ltd.	12,481	85,745
*	SilverBow Resources, Inc.	3,019	59,837
	SM Energy Co.	13,000	243,100
#*	Southwestern Energy Co.	377,255	1,776,871
	Targa Resources Corp.	26,979	1,136,086
	Valero Energy Corp.	605,899	40,577,056
	Williams Cos., Inc. (The)	352,897	8,840,070
	World Fuel Services Corp.	28,812	992,862
TOTAL ENERGY			457,997,850
FINANCIALS — (21.3%)
	1st Constitution Bancorp	692	14,940
	1st Source Corp.	45,305	2,074,516
	Affiliated Managers Group, Inc.	31,797	5,037,917
	Aflac, Inc.	337,222	18,547,210
*	Alleghany Corp.	3,115	2,065,557
	Allstate Corp. (The)	157,339	20,461,937
	American Equity Investment Life Holding Co.	89,529	2,872,986
	American Financial Group, Inc.	156,083	19,742,939
	American International Group, Inc.	169,239	8,013,467
	American National Group, Inc.	22,561	3,722,114
	Ameris Bancorp	6,370	309,646
	AmeriServ Financial, Inc.	30,968	117,369
*	Arch Capital Group, Ltd.	9,282	361,998
	Argo Group International Holdings, Ltd.	59,381	3,095,532
	Associated Banc-Corp	34,231	677,774
	Assurant, Inc.	65,820	10,387,054
	Assured Guaranty, Ltd.	122,989	5,880,104
	Atlantic Union Bankshares Corp.	68,946	2,445,515
*	Atlanticus Holdings Corp.	12,567	546,413
	Banc of California, Inc.	4,100	70,192
*	Bancorp, Inc. (The)	14,759	344,918
	BancorpSouth Bank	52,027	1,342,297
	Bank of America Corp.	5,929,137	227,441,695
	Bank of New York Mellon Corp. (The)	491,755	25,241,784
	Bank OZK	18,531	754,397
	BankFinancial Corp.	16,687	190,566
	BankUnited, Inc.	42,709	1,690,422
	Banner Corp.	34,593	1,834,813
	Bar Harbor Bankshares	2,733	78,273
	BCB Bancorp, Inc.	1,059	15,927
*	Berkshire Hathaway, Inc., Class B	428,203	119,164,613
	Berkshire Hills Bancorp, Inc.	18,119	489,938
*	Blucora, Inc.	57,127	963,161
	BOK Financial Corp.	26,900	2,259,869

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	90,600	$1,301,922
	Capital City Bank Group, Inc.	14,283	347,648
	Capital One Financial Corp.	333,920	53,994,864
	Cathay General Bancorp	85,940	3,254,548
*	CCUR Holdings, Inc.	3	20,214
	Century Bancorp, Inc., Class A	295	33,742
	Chemung Financial Corp.	300	13,770
	Chubb, Ltd.	64,312	10,852,007
	Cincinnati Financial Corp.	12,284	1,448,038
	CIT Group, Inc.	60,259	2,906,894
	Citigroup, Inc.	1,441,183	97,452,794
	Citizens Community Bancorp, Inc.	10,355	143,417
	Citizens Financial Group, Inc.	2,265	95,492
	CME Group, Inc.	1	212
	CNA Financial Corp.	51,474	2,265,371
	CNO Financial Group, Inc.	301,264	6,880,870
	Codorus Valley Bancorp, Inc.	165	3,602
	Columbia Banking System, Inc.	69,936	2,443,564
	Comerica, Inc.	47,590	3,267,529
	Community Bankers Trust Corp.	5,917	62,720
	Community Financial Corp. (The)	408	14,916
	Community Trust Bancorp, Inc.	18,195	723,433
	Community West Bancshares	400	5,232
	ConnectOne Bancorp, Inc.	38,800	1,020,440
*	Consumer Portfolio Services, Inc.	26,500	131,705
	Cowen, Inc., Class A	3,989	159,480
	Cullen/Frost Bankers, Inc.	500	53,660
*	Customers Bancorp, Inc.	2,290	82,944
	Donegal Group, Inc., Class A	12,386	191,611
*	Donnelley Financial Solutions, Inc.	6,900	222,249
	Eagle Bancorp Montana, Inc.	1,000	22,200
	East West Bancorp, Inc.	87,046	6,193,323
	Employers Holdings, Inc.	27,567	1,144,582
*	Equity Bancshares, Inc., Class A	2,393	70,498
	ESSA Bancorp, Inc.	8,217	134,184
	Evans Bancorp, Inc.	1,681	65,677
	Everest Re Group, Ltd.	34,913	8,827,054
	FB Financial Corp.	5,150	194,722
	Federal Agricultural Mortgage Corp., Class A	177	16,521
	Federal Agricultural Mortgage Corp., Class C	9,500	926,250
	FedNat Holding Co.	13,665	34,572
	Fifth Third Bancorp	380,432	13,805,877
	Financial Institutions, Inc.	296	8,714
	First American Financial Corp.	71,961	4,843,695
	First BanCorp	149,954	1,818,942
	First BanCorp	16,138	645,520
	First Busey Corp.	27,120	640,032
	First Business Financial Services, Inc.	964	26,587
	First Citizens BancShares, Inc., Class A	8,627	6,751,404
	First Commonwealth Financial Corp.	81,147	1,068,706
	First Financial Bancorp	65,406	1,471,635
	First Financial Corp.	1,147	45,937
	First Financial Northwest, Inc.	25,371	408,473
	First Hawaiian, Inc.	67,992	1,871,820
	First Horizon Corp.	185,460	2,865,357
	First Internet Bancorp	5,329	161,362
	First Interstate BancSystem, Inc., Class A	7,320	306,854
	First Merchants Corp.	40,115	1,633,884
	First Midwest Bancorp, Inc.	64,235	1,152,376

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	1,266	$21,914
	Flagstar Bancorp, Inc.	9,232	422,456
	FNB Corp.	80,914	927,274
	Fulton Financial Corp.	140,780	2,156,750
	Global Indemnity Group LLC, Class A	8,282	212,930
	Goldman Sachs Group, Inc. (The)	198,993	74,598,496
	Great Southern Bancorp, Inc.	1,616	84,080
	Great Western Bancorp, Inc.	1,323	40,748
	Guaranty Federal Bancshares, Inc.	1,684	40,702
*	Hallmark Financial Services, Inc.	16,734	79,821
	Hanmi Financial Corp.	3,221	58,719
	Hanover Insurance Group, Inc. (The)	88,829	12,071,861
	Hartford Financial Services Group, Inc. (The)	245,844	15,640,595
	Heartland Financial USA, Inc.	465	21,213
	Hilltop Holdings, Inc.	26,171	829,097
*	HMN Financial, Inc.	3,456	76,758
	Home Bancorp, Inc.	719	25,251
	Home BancShares, Inc.	49,545	1,049,363
	HomeStreet, Inc.	2,200	82,962
	Hope Bancorp, Inc.	95,411	1,264,196
	Horace Mann Educators Corp.	58,206	2,317,181
	Huntington Bancshares, Inc.	1,172,438	16,507,927
	Independence Holding Co.	500	22,370
	Independent Bank Corp.	339	23,961
	Independent Bank Group, Inc.	40,199	2,801,870
	International Bancshares Corp.	23,718	926,899
	Investors Bancorp, Inc.	81,912	1,132,024
	Investors Title Co.	1,069	178,021
	Janus Henderson Group P.L.C.	11,721	490,407
	JPMorgan Chase & Co.	2,222,674	337,357,460
	Kemper Corp.	40,117	2,648,123
	KeyCorp	526,210	10,345,289
	Lakeland Bancorp, Inc.	55,240	904,279
	Landmark Bancorp, Inc.	2,765	76,342
	Lincoln National Corp.	22,300	1,374,126
	Loews Corp.	243,798	13,074,887
	M&T Bank Corp.	35,300	4,724,905
	Mackinac Financial Corp.	6,893	139,721
	Marlin Business Services Corp.	13,787	311,035
*	MBIA, Inc.	82,267	1,073,584
	Mercantile Bank Corp.	4,422	138,188
	Meridian Bancorp, Inc.	1,000	19,110
	Meridian Corp.	511	13,797
	MetLife, Inc.	318,167	18,358,236
	MGIC Investment Corp.	340,167	4,707,911
	Middlefield Banc Corp.	452	10,871
	MidWestOne Financial Group, Inc.	346	10,079
	Morgan Stanley	1,127,557	108,222,921
	MVB Financial Corp.	716	29,678
	National Western Life Group, Inc., Class A	900	187,101
	Navient Corp.	61,729	1,261,123
	Nelnet, Inc., Class A	16,900	1,272,570
	New York Community Bancorp, Inc.	143,245	1,687,426
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	37,835
	Northrim BanCorp, Inc.	5,734	234,062
	Northwest Bancshares, Inc.	109,427	1,456,473
	OceanFirst Financial Corp.	5,466	106,587
	OFG Bancorp	34,148	788,819

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	66,704	$1,073,267
	Old Republic International Corp.	171,727	4,234,788
	OneMain Holdings, Inc.	68,655	4,187,955
	Oppenheimer Holdings, Inc., Class A	3,097	139,210
*	Pacific Mercantile Bancorp	4,866	40,728
	Pacific Premier Bancorp, Inc.	3,466	131,639
	PacWest Bancorp	88,630	3,529,247
	Parke Bancorp, Inc.	660	13,174
	Peoples Bancorp of North Carolina, Inc.	275	7,549
	Peoples Bancorp, Inc.	15,923	469,569
	People's United Financial, Inc.	77,200	1,212,040
	Pinnacle Financial Partners, Inc.	13,681	1,225,954
	PNC Financial Services Group, Inc. (The)	158,525	28,916,545
	Popular, Inc.	56,536	4,113,559
*	PRA Group, Inc.	3,923	152,173
	Premier Financial Bancorp, Inc.	9,004	153,248
	Premier Financial Corp.	21,760	582,733
	Primis Financial Corp.	193	3,001
	Principal Financial Group, Inc.	218,754	13,591,186
	PROG Holdings, Inc.	57,230	2,504,957
	Prosperity Bancshares, Inc.	39,489	2,692,755
	Provident Financial Holdings, Inc.	4,144	69,868
	Provident Financial Services, Inc.	64,659	1,396,634
	Prudential Bancorp, Inc.	1,222	17,230
	Prudential Financial, Inc.	220,446	22,106,325
	Radian Group, Inc.	167,314	3,777,950
	Regions Financial Corp.	1,302,555	25,074,184
	Reinsurance Group of America, Inc.	153,566	16,919,902
	Renasant Corp.	44,538	1,566,847
	Riverview Bancorp, Inc.	1,682	11,740
	Safety Insurance Group, Inc.	24,000	1,838,880
#	Salisbury Bancorp, Inc.	300	14,193
	Sandy Spring Bancorp, Inc.	10,325	429,417
	Santander Consumer USA Holdings, Inc.	48,660	1,996,520
	SB Financial Group, Inc.	1,128	20,733
*	Select Bancorp, Inc.	2,728	43,375
	Selective Insurance Group, Inc.	45,200	3,677,020
	Severn Bancorp, Inc.	1,399	16,914
	Signature Bank	26,062	5,915,292
	Simmons First National Corp., Class A	52,445	1,427,553
	South State Corp.	7,796	536,677
	State Auto Financial Corp.	15,100	755,000
	State Street Corp.	60,004	5,228,749
	Sterling Bancorp	110,271	2,393,983
	Stewart Information Services Corp.	21,171	1,249,301
	Stifel Financial Corp.	110,400	7,346,016
*	SVB Financial Group	332	182,587
	Synchrony Financial	544,549	25,604,694
	Synovus Financial Corp.	113,409	4,638,428
	Territorial Bancorp, Inc.	823	21,019
*	Texas Capital Bancshares, Inc.	22,592	1,422,844
	Timberland Bancorp, Inc.	3,971	114,206
	Tiptree, Inc.	37,071	356,252
	Towne Bank	10,057	299,799
	Travelers Cos., Inc. (The)	168,250	25,055,790
	TriCo Bancshares	854	33,673
	Truist Financial Corp.	345,238	18,791,304
	Trustmark Corp.	53,239	1,598,235
	U.S. Bancorp.	5,300	294,362

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	6,961	$651,550
	Umpqua Holdings Corp.	52,732	995,053
	United Bankshares, Inc.	22,529	778,152
	United Community Banks, Inc.	9,172	264,245
	United Fire Group, Inc.	17,415	433,982
	United Security Bancshares	8,637	69,701
	Unity Bancorp, Inc.	3,592	79,778
	Universal Insurance Holdings, Inc.	900	12,744
	Univest Financial Corp.	2,256	61,724
	Unum Group	454,906	12,464,424
	Valley National Bancorp	45,155	582,048
	Virtus Investment Partners, Inc.	3,700	1,021,681
	Voya Financial, Inc.	24,457	1,575,031
	Washington Federal, Inc.	97,887	3,158,814
	Waterstone Financial, Inc.	8,526	168,218
	Webster Financial Corp.	22,479	1,081,240
	Wells Fargo & Co.	1,288,810	59,207,931
	WesBanco, Inc.	34,796	1,123,215
	Western New England Bancorp, Inc.	13,698	115,885
	Wintrust Financial Corp.	47,328	3,379,219
	WSFS Financial Corp.	40,724	1,782,897
	Zions Bancorp NA	121,745	6,349,002
TOTAL FINANCIALS			1,726,067,372
HEALTH CARE — (17.7%)
	Abbott Laboratories	915,297	110,732,631
	AbbVie, Inc.	1	116
#*	Acadia Healthcare Co., Inc.	68,394	4,221,278
*	Addus HomeCare Corp.	2,044	177,399
*	Allscripts Healthcare Solutions, Inc.	33,823	577,697
*	AMN Healthcare Services, Inc.	3,400	341,904
*	AngioDynamics, Inc.	2,154	57,361
*	Anika Therapeutics, Inc.	14,671	588,747
	Anthem, Inc.	504,640	193,786,806
*	Arena Pharmaceuticals, Inc.	2,796	172,961
	AstraZeneca P.L.C., Sponsored ADR	217,026	12,422,568
	Becton Dickinson and Co.	409	104,602
*	Biogen, Inc.	668	218,256
*	Bio-Rad Laboratories, Inc., Class A	6,342	4,689,972
	Bristol-Myers Squibb Co.	442,536	30,034,918
*	Brookdale Senior Living, Inc.	106,229	798,842
*	Catalent, Inc.	16,700	2,000,827
*	Centene Corp.	102,379	7,024,223
	Cigna Corp.	285,386	65,493,233
	CONMED Corp.	43,239	5,964,388
	Cooper Cos., Inc. (The)	13,956	5,886,222
#*	Covetrus, Inc.	7,558	192,427
*	Cross Country Healthcare, Inc.	33,795	554,914
*	CryoLife, Inc.	17,502	472,554
*	Cumberland Pharmaceuticals, Inc.	23,319	75,787
	CVS Health Corp.	1,510,745	124,424,958
	Danaher Corp.	375,873	111,818,459
*	DaVita, Inc.	70,953	8,532,098
	DENTSPLY SIRONA, Inc.	67,083	4,430,161
*	Elanco Animal Health, Inc.	300	10,941
#*	Emergent BioSolutions, Inc.	30,178	1,988,730
#*	Envista Holdings Corp.	163,737	7,053,790
*	Enzo Biochem, Inc.	6,287	20,496
*	Exelixis, Inc.	31,444	529,831

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	1,460	$24,703
	Gilead Sciences, Inc.	18,864	1,288,223
*	Globus Medical, Inc., Class A	13,207	1,098,426
*	Harvard Bioscience, Inc.	16,180	127,660
*	Horizon Therapeutics P.L.C.	45,000	4,500,900
	Humana, Inc.	198,071	84,350,516
*	Integer Holdings Corp.	41,672	4,079,272
*	IntriCon Corp.	8,135	195,240
*	Jazz Pharmaceuticals P.L.C.	44,811	7,596,361
*	Kewaunee Scientific Corp.	1,631	21,725
*	Laboratory Corp. of America Holdings	9,871	2,923,297
*	LHC Group, Inc.	30,318	6,523,827
*	Magellan Health, Inc.	200	18,864
*»	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	140,752
	Medtronic P.L.C.	814,175	106,909,319
*	Meridian Bioscience, Inc.	37,500	768,750
*	Merit Medical Systems, Inc.	27,130	1,901,542
*	ModivCare, Inc.	9,300	1,581,000
*	Molina Healthcare, Inc.	18,941	5,171,082
*	Myriad Genetics, Inc.	1,987	62,849
	National HealthCare Corp.	6,880	534,232
*	Natus Medical, Inc.	16,198	432,487
*	NuVasive, Inc.	4,355	278,502
*	Omnicell, Inc.	35,405	5,186,832
*	OraSure Technologies, Inc.	69,400	818,226
	Patterson Cos., Inc.	12,992	404,441
	PerkinElmer, Inc.	76,500	13,940,595
	Perrigo Co. P.L.C.	36,061	1,732,010
	Pfizer, Inc.	3,696,959	158,266,815
	Premier, Inc., Class A	13,070	465,815
*	Prestige Consumer Healthcare, Inc.	111,489	5,858,747
	Quest Diagnostics, Inc.	20,299	2,878,398
	Select Medical Holdings Corp.	124,004	4,891,958
	STERIS P.L.C.	200	43,590
*	Supernus Pharmaceuticals, Inc.	523	13,771
*	Surgalign Holdings, Inc.	48,158	52,492
*	Surmodics, Inc.	5,593	308,230
*	Syneos Health, Inc.	37,367	3,350,699
*	Taro Pharmaceutical Industries, Ltd.	3,478	247,634
	Teleflex, Inc.	19,840	7,885,011
	Thermo Fisher Scientific, Inc.	435,609	235,233,216
*	Triple-S Management Corp., Class B	21,741	528,959
*	United Therapeutics Corp.	16,900	3,074,617
	UnitedHealth Group, Inc.	91,816	37,848,391
	Universal Health Services, Inc., Class B	38,927	6,244,280
*	Vanda Pharmaceuticals, Inc.	700	11,417
#*	Varex Imaging Corp.	5,400	147,420
	Viatris, Inc.	573,585	8,070,341
	Zimmer Biomet Holdings, Inc.	34,405	5,622,465
TOTAL HEALTH CARE			1,439,055,996
INDUSTRIALS — (13.9%)
*	AAR Corp.	35,596	1,272,913
	ABM Industries, Inc.	76,400	3,551,836
	Acme United Corp.	1,030	43,569
	Acuity Brands, Inc.	32,822	5,756,322
*	AECOM	22,080	1,390,157
*	AeroVironment, Inc.	35,065	3,545,072

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	73,273	$9,680,096
	Air Lease Corp.	74,037	3,136,207
*	Air Transport Services Group, Inc.	21,308	515,654
	Alamo Group, Inc.	22,751	3,339,164
*	Alaska Air Group, Inc.	114,992	6,672,986
	Albany International Corp., Class A	20,551	1,774,579
*	Allegiant Travel Co.	5,054	960,866
	Allied Motion Technologies, Inc.	2,187	71,974
	Altra Industrial Motion Corp.	15,484	970,537
	AMERCO	29,431	17,304,251
*	Ameresco, Inc., Class A	981	67,228
*	American Woodmark Corp.	17,504	1,299,672
	Apogee Enterprises, Inc.	36,374	1,442,957
	Applied Industrial Technologies, Inc.	11,718	1,051,105
	ArcBest Corp.	12,135	717,300
	Arcosa, Inc.	61,271	3,355,200
	Argan, Inc.	14,321	643,729
*	ASGN, Inc.	55,051	5,567,308
	Astec Industries, Inc.	22,925	1,405,532
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,948,425
	AZZ, Inc.	19,600	1,038,604
	Barnes Group, Inc.	52,200	2,644,974
*	Beacon Roofing Supply, Inc.	32,799	1,754,091
	Boise Cascade Co.	43,464	2,223,184
	Brady Corp., Class A	55,500	3,034,740
*	Builders FirstSource, Inc.	97,217	4,326,156
*	CACI International, Inc., Class A	27,304	7,289,076
	CAI International, Inc.	17,082	953,346
	Carlisle Cos., Inc.	42,219	8,538,371
	Carrier Global Corp.	245,098	13,541,664
*	CBIZ, Inc.	39,049	1,262,845
*	CECO Environmental Corp.	3,773	26,562
*	Chart Industries, Inc.	23,620	3,671,729
	Chicago Rivet & Machine Co.	700	18,865
*	CIRCOR International, Inc.	6,849	211,223
*	Clean Harbors, Inc.	40,519	3,849,305
*	Colfax Corp.	17,646	809,598
	Columbus McKinnon Corp.	17,542	813,949
	Comfort Systems USA, Inc.	44,560	3,330,860
*	Commercial Vehicle Group, Inc.	15,404	140,793
	CompX International, Inc.	500	9,300
#*	Copa Holdings SA, Class A	28,852	2,045,895
*	Covenant Logistics Group, Inc.	7,080	148,751
	CRA International, Inc.	7,613	652,662
	Crane Co.	17,597	1,710,956
	CSW Industrials, Inc.	300	35,487
	CSX Corp.	3,024,000	97,735,680
	Cummins, Inc.	1,500	348,150
	Curtiss-Wright Corp.	46,353	5,483,560
	Deere & Co.	12,600	4,556,034
	Douglas Dynamics, Inc.	14,892	594,191
*	Ducommun, Inc.	12,645	682,198
*	DXP Enterprises, Inc.	16,202	528,995
*	Dycom Industries, Inc.	8,097	561,932
	Eastern Co. (The)	10,193	299,266
	Eaton Corp. P.L.C.	265,270	41,925,923
*	Echo Global Logistics, Inc.	31,380	970,583
	EMCOR Group, Inc.	63,171	7,694,860
	Encore Wire Corp.	24,066	1,887,496

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	21,000	$539,070
	EnerSys	44,939	4,433,682
	Ennis, Inc.	30,835	609,608
	ESCO Technologies, Inc.	29,848	2,816,756
	Espey Manufacturing & Electronics Corp.	1,671	25,182
	Federal Signal Corp.	71,923	2,848,870
	FedEx Corp.	144,562	40,470,132
	Flowserve Corp.	52,147	2,194,867
	Fortune Brands Home & Security, Inc.	123,726	12,059,573
	Forward Air Corp.	5,747	508,265
*	Franklin Covey Co.	3,046	111,453
	Franklin Electric Co., Inc.	21,158	1,729,878
*	FTI Consulting, Inc.	43,936	6,401,475
	GATX Corp.	65,445	6,037,301
*	Gencor Industries, Inc.	13,149	154,369
	General Dynamics Corp.	12,462	2,442,926
	General Electric Co.	513,268	6,646,821
*	Gibraltar Industries, Inc.	34,903	2,606,556
	Gorman-Rupp Co. (The)	22,062	787,393
*	GP Strategies Corp.	18,583	378,164
*	Great Lakes Dredge & Dock Corp.	69,820	1,075,228
	Greenbrier Cos., Inc. (The)	23,651	1,012,263
	Griffon Corp.	40,152	928,314
*	Hawaiian Holdings, Inc.	12,054	237,825
	Heartland Express, Inc.	13,705	233,396
	Heidrick & Struggles International, Inc.	18,634	795,858
*	Herc Holdings, Inc.	1,679	208,263
*	Heritage-Crystal Clean, Inc.	7,665	216,000
	Herman Miller, Inc.	26,278	1,133,896
	Hillenbrand, Inc.	15,748	713,384
*	Howmet Aerospace, Inc.	222,905	7,315,742
*	Hub Group, Inc., Class A	1,944	128,848
	Hubbell, Inc.	17,724	3,552,953
	Hurco Cos., Inc.	7,910	268,465
*	Huron Consulting Group, Inc.	16,999	835,161
	Hyster-Yale Materials Handling, Inc.	12,246	877,303
*	IAA, Inc.	1	60
	ICF International, Inc.	31,660	2,899,106
*	Ingersoll Rand, Inc.	193,247	9,443,981
	Insteel Industries, Inc.	17,578	682,554
	Interface, Inc.	9,774	140,941
	ITT, Inc.	92,819	9,087,908
*	JELD-WEN Holding, Inc.	4,547	120,405
#*	JetBlue Airways Corp.	324,893	4,805,167
	Kadant, Inc.	10,486	1,888,843
	Kaman Corp.	14,056	623,384
*	KAR Auction Services, Inc.	18,100	298,288
	KBR, Inc.	105,229	4,072,362
	Kennametal, Inc.	49,746	1,803,293
	Kimball International, Inc., Class B	38,632	478,264
	Knight-Swift Transportation Holdings, Inc.	84,110	4,179,426
	Korn Ferry	63,010	4,331,307
*	Kratos Defense & Security Solutions, Inc.	2,711	73,739
	L3Harris Technologies, Inc.	127,356	28,876,699
*	Lawson Products, Inc.	8,847	464,379
*	LB Foster Co., Class A	4,904	89,057
	LSI Industries, Inc.	15,841	119,283
*	Lydall, Inc.	15,605	955,026
	Macquarie Infrastructure Corp.	16,662	658,149

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	57,319	$6,796,887
	ManTech International Corp., Class A	30,048	2,627,998
	Marten Transport, Ltd.	119,454	1,889,762
*	Masonite International Corp.	19,500	2,206,620
#*	MasTec, Inc.	63,539	6,432,053
*	Matrix Service Co.	17,846	194,700
	Matson, Inc.	62,316	4,182,650
	Matthews International Corp., Class A	4,487	155,250
	McGrath RentCorp	22,452	1,760,686
*	Mercury Systems, Inc.	2,055	135,630
#*	Middleby Corp. (The)	6,600	1,263,834
	Miller Industries, Inc.	20,099	753,913
	Moog, Inc., Class A	35,839	2,790,783
*	MRC Global, Inc.	85,594	784,897
	MSC Industrial Direct Co., Inc., Class A	3,500	312,095
	Mueller Industries, Inc.	44,012	1,910,121
	Mueller Water Products, Inc., Class A	72,387	1,072,775
*	MYR Group, Inc.	19,582	1,872,627
	National Presto Industries, Inc.	5,471	527,842
	Nielsen Holdings P.L.C.	17,000	402,730
	NL Industries, Inc.	100	603
*	NN, Inc.	9,957	68,106
	Norfolk Southern Corp.	545,229	140,576,393
*	Northwest Pipe Co.	5,286	150,175
	nVent Electric P.L.C.	141,034	4,458,085
	Oshkosh Corp.	76,335	9,125,849
	Owens Corning	149,300	14,356,688
	PACCAR, Inc.	165,276	13,716,255
*	PAM Transportation Services, Inc.	6,449	403,063
	Park Aerospace Corp.	9,330	139,017
	Park-Ohio Holdings Corp.	2,542	73,947
	Pentair P.L.C.	75,472	5,560,022
*	Perma-Pipe International Holdings, Inc.	8,900	61,321
*	PGT Innovations, Inc.	49,980	1,128,548
	Powell Industries, Inc.	5,719	166,366
	Preformed Line Products Co.	400	27,408
	Primoris Services Corp.	34,000	1,016,600
*	Quad/Graphics, Inc.	6,491	22,719
	Quanex Building Products Corp.	30,731	763,358
	Quanta Services, Inc.	168,307	15,299,106
*	Radiant Logistics, Inc.	42,044	261,514
	Raytheon Technologies Corp.	360,043	31,305,739
*	RCM Technologies, Inc.	15,245	64,029
	Regal Beloit Corp.	22,880	3,368,622
	Republic Services, Inc.	429,755	50,865,802
*	Resideo Technologies, Inc.	10,125	298,688
	Resources Connection, Inc.	31,255	484,140
	Rexnord Corp.	66,378	3,739,073
	Rush Enterprises, Inc., Class A	50,254	2,361,435
	Rush Enterprises, Inc., Class B	27,783	1,219,118
	Ryder System, Inc.	89,844	6,841,621
*	Saia, Inc.	29,325	6,627,450
	Schneider National, Inc., Class B	9,398	210,891
	Science Applications International Corp.	30,919	2,699,229
*	Sensata Technologies Holding P.L.C.	88,061	5,162,136
	Shyft Group, Inc. (The)	33,020	1,302,309
*	SIFCO Industries, Inc.	4,527	50,250
	Simpson Manufacturing Co., Inc.	37,725	4,243,308
*	SkyWest, Inc.	57,460	2,326,555

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	38,115	$8,308,308
#*	Southwest Airlines Co.	531,263	26,839,407
	SPX FLOW, Inc.	15,945	1,309,882
	Standex International Corp.	22,341	2,055,372
	Stanley Black & Decker, Inc.	129,900	25,596,795
	Steelcase, Inc., Class A	100,669	1,384,199
*	Stericycle, Inc.	33,600	2,370,480
*	Sterling Construction Co., Inc.	29,900	656,604
*	Teledyne Technologies, Inc.	1,973	893,315
	Terex Corp.	42,936	2,057,493
	Tetra Tech, Inc.	57,122	7,626,929
*	Textainer Group Holdings, Ltd.	10,800	348,624
	Textron, Inc.	77,944	5,378,915
*	Thermon Group Holdings, Inc.	5,700	94,962
	Timken Co. (The)	40,125	3,189,938
*	Titan International, Inc.	18,000	155,160
*	Titan Machinery, Inc.	17,783	507,349
	Trane Technologies P.L.C.	213,109	43,391,123
*	Transcat, Inc.	7,700	491,645
*	TriMas Corp.	10,200	333,744
	Trinity Industries, Inc.	120,734	3,273,099
	Triton International, Ltd.	28,853	1,523,150
*	Twin Disc, Inc.	6,900	101,568
	UFP Industries, Inc.	95,400	7,084,404
*	Ultralife Corp.	3,309	26,273
	UniFirst Corp.	18,705	4,073,388
	Union Pacific Corp.	258,814	56,618,151
*	United Airlines Holdings, Inc.	138,905	6,489,642
*	United Rentals, Inc.	51,618	17,010,712
*	Univar Solutions, Inc.	77,916	1,912,059
*	USA Truck, Inc.	7,482	104,449
	Valmont Industries, Inc.	10,420	2,469,019
*	Vectrus, Inc.	11,269	510,373
*	Veritiv Corp.	9,937	608,939
*	Viad Corp.	11,081	508,064
*	Virco Mfg. Corp.	12,601	41,835
	VSE Corp.	6,244	312,512
	Wabash National Corp.	23,800	348,432
	Watts Water Technologies, Inc., Class A	29,209	4,403,549
	Werner Enterprises, Inc.	51,539	2,355,848
*	WESCO International, Inc.	55,106	5,866,034
#*	Willdan Group, Inc.	7,100	292,875
*	Willis Lease Finance Corp.	6,713	279,261
*	WillScot Mobile Mini Holdings Corp.	130,978	3,760,378
	Woodward, Inc.	14,712	1,788,391
*	XPO Logistics, Inc.	103,005	14,285,763
TOTAL INDUSTRIALS			1,131,921,157
INFORMATION TECHNOLOGY — (8.4%)
*	ACI Worldwide, Inc.	2,971	101,905
	Advanced Energy Industries, Inc.	3,570	370,387
*	Agilysys, Inc.	400	22,224
*	Alithya Group, Inc., Class A	11,334	34,569
#	Alliance Data Systems Corp.	4,964	462,893
*	Alpha & Omega Semiconductor, Ltd.	20,661	536,979
	Amdocs, Ltd.	99,072	7,639,442
	Amkor Technology, Inc.	1,400	34,496
	Analog Devices, Inc.	24,652	4,127,238
*	Arrow Electronics, Inc.	171,470	20,331,198

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	6,285	$100,874
	Avnet, Inc.	27,420	1,132,994
*	Aware, Inc.	14,326	57,017
*	Axcelis Technologies, Inc.	31,733	1,223,307
*	AXT, Inc.	24,921	254,194
	Bel Fuse, Inc., Class A	3,574	55,504
	Bel Fuse, Inc., Class B	7,655	104,414
	Belden, Inc.	2,684	131,516
	Benchmark Electronics, Inc.	62,063	1,638,463
*	BM Technologies, Inc.	352	3,531
	Brooks Automation, Inc.	52,147	4,641,604
*	CalAmp Corp.	6,602	80,082
*	Calix, Inc.	5,463	255,559
#*	Cerence, Inc.	24,487	2,632,597
*	Ciena Corp.	133,800	7,779,132
*	Cirrus Logic, Inc.	66,501	5,492,318
	CMC Materials, Inc.	13,809	1,997,334
*	Cognyte Software, Ltd.	44,826	1,164,131
*	Coherent, Inc.	14,758	3,629,582
*	Cohu, Inc.	20,008	708,483
	Comtech Telecommunications Corp.	15,569	388,758
*	Concentrix Corp.	55,899	9,152,343
*	Conduent, Inc.	481	3,227
	Corning, Inc.	785,955	32,900,076
#*	Cree, Inc.	13,400	1,242,984
*	CSP, Inc.	2,414	24,406
	CTS Corp.	66,936	2,342,091
*	CyberOptics Corp.	3,281	153,715
*	Daktronics, Inc.	40,433	247,046
*	Digi International, Inc.	25,438	526,058
*	Diodes, Inc.	48,570	3,982,740
*	DSP Group, Inc.	46,713	749,744
*	DXC Technology Co.	228,936	9,152,861
*	EchoStar Corp., Class A	23,551	525,187
*	EMCORE Corp.	744	6,503
*	ePlus, Inc.	17,490	1,617,125
*	Fabrinet	41,355	3,908,875
	Fidelity National Information Services, Inc.	198,899	29,645,896
#*	First Solar, Inc.	30,266	2,604,087
*	Fiserv, Inc.	10,815	1,244,915
*	Flex, Ltd.	467,295	8,397,291
*	FormFactor, Inc.	83,395	3,107,298
*	Frequency Electronics, Inc.	7,390	74,048
	Global Payments, Inc.	76,846	14,862,785
*	GSI Technology, Inc.	2,491	13,676
	Hackett Group, Inc. (The)	18,000	322,560
#*	Harmonic, Inc.	82,383	729,090
	Hewlett Packard Enterprise Co.	894,616	12,971,932
*	Ichor Holdings, Ltd.	14,000	721,980
#*	II-VI, Inc.	548	38,256
*	Insight Enterprises, Inc.	42,100	4,225,998
	Intel Corp.	4,073,898	218,849,801
	InterDigital, Inc.	21,111	1,391,004
*	Itron, Inc.	25,301	2,495,185
	Jabil, Inc.	156,633	9,325,929
	Juniper Networks, Inc.	195,414	5,498,950
*	Key Tronic Corp.	17,623	117,545
*	Kimball Electronics, Inc.	23,443	478,003
*	Knowles Corp.	99,915	2,002,297

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Kulicke & Soffa Industries, Inc.	74,988	$4,076,348
*	KVH Industries, Inc.	9,596	108,627
*	Lattice Semiconductor Corp.	121	6,867
#*	Limelight Networks, Inc.	52,504	147,536
	Littelfuse, Inc.	6,880	1,830,011
*	LiveRamp Holdings, Inc.	7,769	310,838
#*	Lumentum Holdings, Inc.	51,495	4,325,065
	Marvell Technology, Inc.	166,418	10,069,953
	Methode Electronics, Inc.	72,016	3,444,525
*	Micron Technology, Inc.	878,203	68,130,989
	MKS Instruments, Inc.	62,405	9,762,638
*	NETGEAR, Inc.	26,028	891,459
*	ON Semiconductor Corp.	379,816	14,835,613
*	Onto Innovation, Inc.	41,970	2,941,258
*	Optical Cable Corp.	10,474	46,923
*	OSI Systems, Inc.	19,200	1,920,960
#*	PAR Technology Corp.	1,957	119,475
	PC Connection, Inc.	35,467	1,686,810
*	Perficient, Inc.	28,300	2,668,407
*	Photronics, Inc.	79,712	1,065,749
*	Plexus Corp.	35,152	3,174,929
*	Qorvo, Inc.	95,832	18,168,789
*	Rambus, Inc.	9,315	220,393
	Richardson Electronics, Ltd.	15,464	120,001
*	Rogers Corp.	10,243	1,952,316
*	Sanmina Corp.	39,846	1,530,883
*	ScanSource, Inc.	21,541	594,316
	SS&C Technologies Holdings, Inc.	51,586	4,043,827
*	Sykes Enterprises, Inc.	21,292	1,142,529
#*	Synaptics, Inc.	38,700	5,879,304
	SYNNEX Corp.	55,899	6,682,166
	TE Connectivity, Ltd.	197,255	29,089,195
*	TESSCO Technologies, Inc.	8,689	52,221
*	TTM Technologies, Inc.	72,684	1,016,849
*	Ultra Clean Holdings, Inc.	39,982	2,159,428
#*	Verint Systems, Inc.	44,826	1,912,725
#*	Viasat, Inc.	22,743	1,128,962
#*	Viavi Solutions, Inc.	16,203	270,428
	Vishay Intertechnology, Inc.	151,731	3,357,807
*	Vishay Precision Group, Inc.	16,480	598,718
*	Vonage Holdings Corp.	85,934	1,225,419
*	Western Digital Corp.	215,907	14,018,841
	Xerox Holdings Corp.	128,558	3,102,105
	Xperi Holding Corp.	63,080	1,310,172
TOTAL INFORMATION TECHNOLOGY			683,928,606
MATERIALS — (3.7%)
*	AdvanSix, Inc.	19,500	652,275
	Albemarle Corp.	92,334	19,024,497
*	Alcoa Corp.	43,626	1,751,584
	Amcor P.L.C.	213,649	2,469,782
#*	Arconic Corp.	64,458	2,316,621
	Ashland Global Holdings, Inc.	112,560	9,575,479
	Avient Corp.	1,985	96,312
*	Berry Global Group, Inc.	8,100	520,749
	Cabot Corp.	46,280	2,548,177
	Carpenter Technology Corp.	46,452	1,772,144
*	Century Aluminum Co.	2,522	36,720
	Chemours Co. (The)	7,630	253,697

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	895	$26,394
	Commercial Metals Co.	88,897	2,915,822
	Compass Minerals International, Inc.	1,657	113,604
*	Core Molding Technologies, Inc.	11,847	168,583
	Corteva, Inc.	3,686	157,687
*	Domtar Corp.	46,407	2,548,208
	Dow, Inc.	163,118	10,139,415
	DuPont de Nemours, Inc.	1,750	131,337
	Eastman Chemical Co.	62,099	6,999,799
	Ecovyst, Inc.	2,829	44,019
	Element Solutions, Inc.	90,367	2,113,684
	Fortitude Gold Corp.	15,228	117,408
	Friedman Industries, Inc.	3,048	39,624
	FutureFuel Corp.	6,104	51,884
	Glatfelter Corp.	43,300	659,459
	Gold Resource Corp.	53,300	112,463
	Graphic Packaging Holding Co.	204,980	3,929,467
	Greif, Inc., Class A	21,053	1,276,233
	Greif, Inc., Class B	400	24,352
	Hawkins, Inc.	21,618	784,950
	Haynes International, Inc.	10,047	379,073
	HB Fuller Co.	57,208	3,696,781
	Hecla Mining Co.	73,348	490,698
	Huntsman Corp.	188,589	4,980,635
	Innospec, Inc.	24,133	2,134,564
	International Flavors & Fragrances, Inc.	14,118	2,126,736
	International Paper Co.	237,550	13,720,888
	Kaiser Aluminum Corp.	27,181	3,307,384
*	Kraton Corp.	18,082	690,552
	Kronos Worldwide, Inc.	2,217	30,838
	Linde P.L.C.	54,229	16,669,452
	Louisiana-Pacific Corp.	173,457	9,616,456
#*	LSB Industries, Inc.	1,758	15,470
	LyondellBasell Industries NV, Class A	23,284	2,312,800
	Martin Marietta Materials, Inc.	23,633	8,585,869
	Materion Corp.	19,190	1,369,398
	Mercer International, Inc.	21,725	252,662
	Minerals Technologies, Inc.	34,280	2,749,942
	Myers Industries, Inc.	22,700	480,786
	Neenah, Inc.	7,684	386,275
	Newmont Corp.	502,635	31,575,531
	Northern Technologies International Corp.	6,070	113,388
	Nucor Corp.	164,456	17,106,713
	Olin Corp.	107,501	5,055,772
	Olympic Steel, Inc.	9,986	300,778
	Packaging Corp. of America	15,471	2,189,146
*	Rayonier Advanced Materials, Inc.	3,100	21,607
	Reliance Steel & Aluminum Co.	93,801	14,740,827
	Resolute Forest Products, Inc.	46,500	555,210
	Royal Gold, Inc.	28,500	3,463,320
*	Ryerson Holding Corp.	10,600	166,738
	Schnitzer Steel Industries, Inc., Class A	400	20,968
	Schweitzer-Mauduit International, Inc.	31,500	1,238,895
	Sensient Technologies Corp.	38,101	3,321,645
	Silgan Holdings, Inc.	5,100	206,652
	Sonoco Products Co.	80,873	5,158,889
	Steel Dynamics, Inc.	215,469	13,886,977
	Stepan Co.	22,152	2,612,828
*	Summit Materials, Inc., Class A	95,498	3,208,733

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Synalloy Corp.	949	$9,310
*	TimkenSteel Corp.	20,188	269,106
*	Trecora Resources	10,776	85,346
	Tredegar Corp.	26,545	346,943
	Trinseo SA	29,519	1,604,653
	Tronox Holdings P.L.C., Class A	64,513	1,188,975
*	UFP Technologies, Inc.	339	20,265
	United States Lime & Minerals, Inc.	2,500	347,500
*	Universal Stainless & Alloy Products, Inc.	6,269	70,652
*	US Concrete, Inc.	4,591	334,271
	Valvoline, Inc.	204,538	6,275,226
	Verso Corp., Class A	2,361	44,906
	Vulcan Materials Co.	58,246	10,483,698
	Westlake Chemical Corp.	158,152	13,113,964
	WestRock Co.	162,029	7,973,447
	Worthington Industries, Inc.	47,320	3,027,060
TOTAL MATERIALS			297,509,627
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	8,608,959
	Indus Realty Trust, Inc.	1,526	103,081
*	Jones Lang LaSalle, Inc.	40,739	9,067,279
	Kennedy-Wilson Holdings, Inc.	96,704	1,952,454
	Newmark Group, Inc., Class A	28,647	368,973
*	Rafael Holdings, Inc., Class B	550	27,836
	RE/MAX Holdings, Inc., Class A	3,800	130,340
	St Joe Co. (The)	40,700	1,842,489
*	Stratus Properties, Inc.	3,069	92,530
TOTAL REAL ESTATE			22,193,941
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	4,277,981
	New Jersey Resources Corp.	46,254	1,781,704
	NRG Energy, Inc.	55,469	2,287,542
#	Ormat Technologies, Inc.	21,734	1,515,729
	Vistra Corp.	26,700	511,305
TOTAL UTILITIES			10,374,261
TOTAL COMMON STOCKS			7,980,539,083
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	11,314	351,299
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Nabors Industries, Ltd. Warrants 06/11/26	256	1,664
*»	Parker Drilling Co. Warrants 09/25/24	710	25
TOTAL ENERGY			1,689
TOTAL INVESTMENT SECURITIES (Cost $3,245,067,737)			7,980,892,071

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.025%	11,395,335	11,395,335

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	11,185,430	$129,415,427
TOTAL INVESTMENTS — (100.0%)
(Cost $3,385,870,466)^^			$8,121,702,833
Summary of the Series' investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,103,656,510	—	—	$1,103,656,510
Consumer Discretionary	601,855,612	$4,166	—	601,859,778
Consumer Staples	505,973,985	—	—	505,973,985
Energy	457,997,850	—	—	457,997,850
Financials	1,726,063,190	4,182	—	1,726,067,372
Health Care	1,439,055,996	—	—	1,439,055,996
Industrials	1,131,921,157	—	—	1,131,921,157
Information Technology	683,928,606	—	—	683,928,606
Materials	297,509,627	—	—	297,509,627
Real Estate	22,193,941	—	—	22,193,941
Utilities	10,374,261	—	—	10,374,261
Preferred Stocks
Industrials	351,299	—	—	351,299
Rights/Warrants
Energy	—	1,689	—	1,689
Temporary Cash Investments	11,395,335	—	—	11,395,335
Securities Lending Collateral	—	129,415,427	—	129,415,427
TOTAL	$7,992,277,369	$129,425,464	—	$8,121,702,833

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2021, the Trust consisted of eleven operational portfolios, of which ten are included in this document and are "Master Funds" in a master-feeder structure (collectively, the "Series").
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,780,855
The DFA International Value Series	10,451,811
The Japanese Small Company Series	2,670,101
The Asia Pacific Small Company Series	1,547,305

Federal Tax Cost
The United Kingdom Small Company Series	$1,487,914
The Continental Small Company Series	4,324,266
The Canadian Small Company Series	1,138,461
The Emerging Markets Series	3,489,534
The Emerging Markets Small Cap Series	4,201,058
The Tax-Managed U.S. Marketwide Value Series	3,387,498
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed

U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.